UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2014

Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2014, enclosed.

Schwab International Equity ETFs

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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This wrapper is not part of the shareholder report.

Schwab International Equity ETFs

Semiannual Report
February 28, 2014

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Returns for the 6 Months Ended February 28, 2014

Schwab International Equity ETFtm (Ticker Symbol: SCHF)

Market Price Return[1]	13.89%
NAV Return[1]	13.76%
FTSE Developed ex-US Index (Net)	13.88%
ETF Category: Morningstar Foreign Large Blend[2]	14.72%

Performance Details	pages 6-7

Schwab International Small-Cap Equity ETFtm (Ticker Symbol: SCHC)

Market Price Return[1]	17.82%
NAV Return[1]	19.09%
FTSE Developed Small Cap ex-US Liquid Index (Net)	19.93%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	17.88%

Performance Details	pages 8-9

Schwab Emerging Markets Equity ETFtm (Ticker Symbol: SCHE)

Market Price Return[1]	4.97%
NAV Return[1]	4.32%
FTSE Emerging Index (Net)	4.19%
ETF Category: Morningstar Diversified Emerging Markets[2]	4.04%

Performance Details	pages 10-11

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

[1]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab International Equity ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report about the Schwab International Equity ETFs. These funds are part of our line-up of core investment solutions and are available at some of the lowest operating expense ratios in the industry. The funds are designed to track market-leading international stock indices and provide the full benefits of an ETF, including transparency, intraday trading, and potential tax efficiency.

Turning to the six months ended February 28, 2014, the funds generated positive returns that were generally aligned with their respective indices. The environment for these results included efforts by many central banks around the world to stimulate economic growth by keeping short-term interest rates low. This was particularly true in Europe, where stocks also benefitted from the European Central Bank’s efforts to unify the euro zone’s banking system.

Amid this backdrop, stocks from Greece and Ireland were some of the better performers, while gains on Japanese stocks slowed after rallying early in the period. Meanwhile, stocks from the emerging markets of Brazil, Russia, and Turkey faced challenges. Some of these challenges were political unrest and potentially higher U.S. interest rates that translated into smaller overall gains compared with many developed markets. Reflecting this environment, the FTSE Developed ex-U.S. Index returned 13.9%, while the FTSE Emerging Index returned 4.2%.* Currency fluctuations also played a role in these results,

 Asset Class Performance Comparison % returns during the six months ended 2/28/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.07%	S&P 500® Index: measures U.S. large-cap stocks

17.75%	Russell 2000® Index: measures U.S. small-cap stocks

15.01%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.84%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

For index definitions, please see the Glossary.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab International Equity ETFs 3

From the President continued

Turning to the six months ended February 28, 2014, the funds generated positive returns that were generally aligned with their respective indices.

with currencies from many developed markets strengthening and enhancing returns in U.S. dollar terms, while emerging market currencies finished mixed versus the U.S. dollar by comparison.

For more information about the performance, holdings, and portfolio characteristics of the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs and about ETF investing by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

*	The total returns cited for the FTSE Developed ex-U.S. Index and the FTSE Emerging Index are net of foreign withholding taxes; the underlying tax rate information is available from FTSE.

4 Schwab International Equity ETFs

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab International Equity ETFs 5

Schwab International Equity ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab International Equity ETFtm (11/3/09)
Market Price Return[2]	13.89%	17.07%	5.39%	8.32%
NAV Return[2]	13.76%	16.77%	5.62%	8.31%
FTSE Developed ex-US Index (Net)	13.88%	16.85%	5.65%	8.45%
ETF Category: Morningstar Foreign Large Blend[3]	14.72%	15.47%	5.08%	8.14%

Fund Expense Ratio4: 0.09%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

6 Schwab International Equity ETFs

 Schwab International Equity ETFtm

Performance and Fund Facts as of 02/28/14 continued

 Statistics

Number of Holdings	1,123
Weighted Average Market Cap ($ x 1,000,000)	$61,805
Price/Earnings Ratio (P/E)	17.7
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1,2]	4%

 Sector Weightings % of Investments

Financials	25.8%
Industrials	12.9%
Consumer Discretionary	11.5%
Consumer Staples	10.1%
Health Care	9.6%
Materials	8.8%
Energy	7.8%
Information Technology	5.4%
Telecommunication Services	3.8%
Utilities	3.4%
Other	0.9%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Nestle S.A. – Reg’d	1.6%
Roche Holding AG	1.4%
HSBC Holdings plc	1.3%
Novartis AG – Reg’d	1.2%
BP plc	1.0%
Toyota Motor Corp.	0.9%
Royal Dutch Shell plc, A Shares	0.9%
Samsung Electronics Co., Ltd. GDR – Reg’d	0.9%
GlaxoSmithKline plc	0.8%
Total S.A.	0.8%
Total	10.8%

 Country Weightings % of Investments

Japan	18.7%
United Kingdom	18.6%
France	8.5%
Germany	8.1%
Switzerland	8.0%
Canada	7.8%
Australia	6.7%
Republic of Korea	3.7%
Hong Kong	3.1%
Spain	2.9%
Other Countries	13.9%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab International Equity ETFs 7

Schwab International Small-Cap Equity ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab International Small-Cap Equity ETFtm (1/14/10)
Market Price Return[2]	17.82%	21.40%	6.55%	10.02%
NAV Return[2]	19.09%	22.56%	6.99%	10.15%
FTSE Developed Small Cap ex-US Liquid Index (Net)	19.93%	23.31%	7.06%	10.47%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	17.88%	21.79%	7.44%	10.05%

Fund Expense Ratio4: 0.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus dated December 27, 2013. Effective March 5, 2014, the management fee was reduced to 0.19%. For more information, see financial note 4 or refer to the prospectus supplement dated March 5, 2014.

8 Schwab International Equity ETFs

 Schwab International Small-Cap Equity ETFtm

Performance and Fund Facts as of 02/28/14 continued

 Statistics

Number of Holdings	1,306
Weighted Average Market Cap ($ x 1,000,000)	$2,820
Price/Earnings Ratio (P/E)	26.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1,2]	6%

 Sector Weightings % of Investments

Industrials	20.9%
Financials	19.6%
Consumer Discretionary	18.7%
Materials	9.7%
Information Technology	8.3%
Energy	8.1%
Health Care	5.8%
Consumer Staples	5.1%
Utilities	2.3%
Telecommunication Services	1.3%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets3

ProSiebenSat.1 Media AG – Reg’d	0.6%
Travis Perkins plc	0.5%
Barratt Developments plc	0.4%
Tourmaline Oil Corp.	0.4%
Ashtead Group plc	0.4%
Vestas Wind Systems A/S	0.4%
Taylor Wimpey plc	0.4%
Methanex Corp.	0.4%
Mondi plc	0.4%
Persimmon plc	0.4%
Total	4.3%

 Country Weightings % of Investments

United Kingdom	24.3%
Canada	15.4%
Japan	12.3%
Germany	6.0%
Australia	4.5%
Republic of Korea	4.0%
Switzerland	3.8%
Italy	3.4%
France	3.3%
Sweden	3.3%
Other Countries	19.7%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab International Equity ETFs 9

Schwab Emerging Markets Equity ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab Emerging Markets Equity ETFtm (1/14/10)
Market Price Return[2]	4.97%	-8.12%	-3.69%	0.17%
NAV Return[2]	4.32%	-7.35%	-3.18%	0.32%
FTSE Emerging Index (Net)	4.19%	-7.31%	-3.05%	0.66%
ETF Category: Morningstar Diversified Emerging Markets[3]	4.04%	-6.94%	-3.37%	-0.25%

Fund Expense Ratio4: 0.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus dated December 27, 2013. Effective March 5, 2014, the management fee was reduced to 0.14%. For more information, see financial note 4 or refer to the prospectus supplement dated March 5, 2014.

10 Schwab International Equity ETFs

 Schwab Emerging Markets Equity ETFtm

Performance and Fund Facts as of 02/28/14 continued

 Statistics

Number of Holdings	649
Weighted Average Market Cap ($ x 1,000,000)	$42,129
Price/Earnings Ratio (P/E)	12.6
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1,2]	4%

 Sector Weightings % of Investments

Financials	28.7%
Information Technology	12.9%
Energy	12.5%
Materials	10.2%
Consumer Staples	8.5%
Telecommunication Services	8.3%
Consumer Discretionary	7.2%
Industrials	5.7%
Utilities	3.8%
Health Care	1.9%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.7%
Tencent Holdings Ltd.	2.4%
Naspers Ltd., N Shares	1.5%
China Mobile Ltd.	1.5%
China Construction Bank Corp., H Shares	1.5%
Gazprom OAO ADR	1.4%
Industrial & Commercial Bank of China Ltd., H Shares	1.3%
AMBEV S.A. ADR	1.1%
Itau Unibanco Holding S.A. ADR	1.1%
MTN Group Ltd.	1.0%
Total	15.5%

 Country Weightings % of Investments

China	21.9%
Taiwan	14.0%
Brazil	12.4%
South Africa	9.8%
India	9.6%
Russia	6.4%
Mexico	5.3%
Malaysia	4.8%
Indonesia	2.9%
Thailand	2.7%
Other Countries	10.2%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab International Equity ETFs 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2013 and held through February 28, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/13	at 2/28/14	9/1/13–2/28/14

Schwab International Equity ETFtm
Actual Return	0.09%	$1,000.00	$1,137.60	$0.48
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab International Small-Cap Equity ETFtm
Actual Return	0.20%	$1,000.00	$1,190.90	$1.09
Hypothetical 5% Return	0.20%	$1,000.00	$1,023.80	$1.00

Schwab Emerging Markets Equity ETFtm
Actual Return	0.15%	$1,000.00	$1,043.20	$0.76
Hypothetical 5% Return	0.15%	$1,000.00	$1,024.05	$0.75

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Schwab International Equity ETFs

Schwab International Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	28.32		24.96	25.99	23.82	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.39		0.66	0.76	0.68	0.38
Net realized and unrealized gains (losses)	3.49		3.42	(1.04)	1.96 [2]	(1.52)

Total from investment operations	3.88		4.08	(0.28)	2.64	(1.14)
Less distributions:
Distributions from net investment income	(0.70)		(0.72)	(0.75)	(0.47)	(0.04)

Net asset value at end of period	31.50		28.32	24.96	25.99	23.82

Total return (%)	13.76	[3]	16.55	(0.75)	11.04	(4.57)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.09	[4]	0.09	0.13	0.13	0.14 [4,5]
Net investment income (loss)	3.13	[4]	3.03	3.40	3.10	2.94 [4]
Portfolio turnover rate[6]	4	[3]	9	8	6	6 [3]
Net assets, end of period ($ x 1,000)	2,072,613		1,464,105	768,666	634,208	285,869

* Unaudited.
1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,774,745,504	2,053,883,307
0.1%	Other Investment Companies	1,442,235	1,633,339
0.5%	Preferred Stock	7,060,101	9,919,023
0.0%	Short-Term Investment	6,000	6,000

99.7%	Total Investments	1,783,253,840	2,065,441,669
0.3%	Collateral Invested for Securities on Loan	5,957,868	5,957,868
0.0%	Other Assets and Liabilities, Net		1,213,101

100.0%	Net Assets		2,072,612,638

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Australia 6.7%
Australia & New Zealand Banking Group Ltd.	362,558	0.5	10,427,339
BHP Billiton Ltd.	397,582	0.7	13,654,689
Commonwealth Bank of Australia	206,019	0.7	13,764,023
National Australia Bank Ltd.	300,048	0.5	9,327,617
Westpac Banking Corp.	412,313	0.6	12,349,031
Other Securities		3.7	79,144,678

		6.7	138,667,377

Austria 0.3%
Other Securities		0.3	5,454,975

Belgium 1.0%
Anheuser-Busch InBev N.V.	101,575	0.5	10,655,054
Other Securities		0.5	10,638,162

		1.0	21,293,216

Canada 7.7%
Bank of Nova Scotia	149,416	0.4	8,546,927
Royal Bank of Canada	192,176	0.6	12,491,136
The Toronto-Dominion Bank	263,200	0.6	11,926,566
Other Securities		6.1	127,528,630

		7.7	160,493,259

Denmark 1.2%
Novo Nordisk A/S, B Shares	256,645	0.6	12,240,643
Other Securities		0.6	13,523,964

		1.2	25,764,607

Finland 0.8%
Other Securities		0.8	16,335,814

France 8.5%
BNP Paribas S.A.	136,864	0.5	11,239,712
Sanofi	150,682	0.8	15,677,268
Total S.A.	259,252	0.8	16,839,847
Other Securities		6.4	132,379,739

		8.5	176,136,566

Germany 7.6%
Allianz SE - Reg’d	59,220	0.5	10,608,389
BASF SE	123,046	0.7	14,176,817
Bayer AG - Reg’d	108,610	0.7	15,435,696
Daimler AG - Reg’d	131,640	0.6	12,276,126
SAP AG	117,996	0.5	9,537,019
Siemens AG - Reg’d	106,747	0.7	14,265,683
Other Securities		3.9	80,754,067

		7.6	157,053,797

Greece 0.0%
Other Securities		0.0	677,611

Hong Kong 3.0%
AIA Group Ltd.	1,603,400	0.4	7,840,309
Other Securities		2.6	55,084,193

		3.0	62,924,502

Ireland 0.2%
Other Securities		0.2	3,592,911

Israel 0.5%
Other Securities		0.5	10,568,613

Italy 2.2%
Eni S.p.A.	332,948	0.4	8,038,201
Other Securities		1.8	36,459,031

		2.2	44,497,232

Japan 18.6%
Honda Motor Co., Ltd.	238,300	0.4	8,514,967
Mitsubishi UFJ Financial Group, Inc.	1,916,700	0.5	11,023,396
SoftBank Corp.	110,700	0.4	8,316,735
Toyota Motor Corp.	337,070	0.9	19,283,317
Other Securities		16.4	338,537,012

		18.6	385,675,427

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.5%
Unilever N.V. CVA	212,579	0.4	8,435,232
Other Securities		2.1	43,801,948

		2.5	52,237,180

New Zealand 0.1%
Other Securities		0.1	2,871,831

Norway 0.7%
Other Securities		0.7	13,709,849

Portugal 0.2%
Other Securities		0.2	3,013,449

Republic of Korea 3.7%
Samsung Electronics Co., Ltd. GDR - Reg’d	28,075	0.9	17,687,250
Other Securities		2.8	59,635,233

		3.7	77,322,483

Singapore 1.2%
Other Securities		1.2	25,578,808

Spain 2.9%
Banco Bilbao Vizcaya Argentaria S.A.	744,198	0.4	9,245,506
Banco Santander S.A.	1,506,820	0.7	13,664,801
Telefonica S.A.	527,873	0.4	8,099,991
Other Securities		1.4	29,488,122

		2.9	60,498,420

Sweden 2.9%
Other Securities		2.9	59,082,723

Switzerland 8.0%
ABB Ltd. - Reg’d *	337,554	0.4	8,618,971
Nestle S.A. - Reg’d	427,042	1.6	32,289,960
Novartis AG - Reg’d	304,046	1.2	25,354,426
Roche Holding AG	92,120	1.4	28,384,841
UBS AG - Reg’d *	502,224	0.5	10,759,499
Other Securities		2.9	60,044,432

		8.0	165,452,129

United Kingdom 18.6%
AstraZeneca plc	165,303	0.5	11,313,623
Barclays plc	2,052,047	0.4	8,669,526
BG Group plc	440,945	0.4	8,043,556
BHP Billiton plc	286,888	0.4	9,271,868
BP plc	2,483,292	1.0	20,991,240
British American Tobacco plc	236,962	0.6	12,906,168
Diageo plc	329,000	0.5	10,357,199
GlaxoSmithKline plc	624,797	0.8	17,501,713
HSBC Holdings plc	2,538,564	1.3	26,789,033
Lloyds Banking Group plc *	6,193,096	0.4	8,565,543
Prudential plc	372,528	0.4	8,459,281
Rio Tinto plc	171,432	0.5	9,861,379
Royal Dutch Shell plc, A Shares	506,403	0.9	18,483,720
Royal Dutch Shell plc, B Shares	324,504	0.6	12,654,695
Vodafone Group plc	3,534,608	0.7	14,749,450
Other Securities		9.2	186,362,534

		18.6	384,980,528

Total Common Stock
(Cost $1,774,745,504)			2,053,883,307

Other Investment Companies 0.1% of net assets

United States 0.1%
Equity Fund 0.1%
Other Securities		0.1	1,618,800

Money Market Fund 0.0%
Other Securities		0.0	14,539

Total Other Investment Companies
(Cost $1,442,235)			1,633,339

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	9,919,023

Total Preferred Stock
(Cost $7,060,101)			9,919,023

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	6,000

Total Short-Term Investment
(Cost $6,000)			6,000

End of Investments.

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	5,957,868	0.3	5,957,868

Total Collateral Invested for Securities on Loan
(Cost $5,957,868)			5,957,868

End of Collateral Invested for Securities on Loan

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

At 02/28/14, the tax basis cost of the fund’s investments was $1,783,998,555 and the unrealized appreciation and depreciation were $333,991,777 and ($52,548,663), respectively, with a net unrealized appreciation of $281,443,114.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,622,561.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

In addition to the above, the fund held the following at 02/28/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 03/21/14	1	96,465	4,533

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,053,883,307	$—	$—	$2,053,883,307
Other Investment Companies[1]	1,633,339	—	—	1,633,339
Preferred Stock[1]	9,919,023	—	—	9,919,023
Short-Term Investment[1]	—	6,000	—	6,000

Total	$2,065,435,669	$6,000	$—	$2,065,441,669

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,957,868	$—	$—	$5,957,868
Futures Contracts[2]	4,533	—	—	4,533

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$467	($9)	($467)	$3,129	($3,120)	$—	$—	$—
Rights
Italy	44	—	(44)	—	—	—	—	—

Total	$511	($9)	($511)	$3,129	($3,120)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

16 See financial notes

 Schwab International Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $1,783,253,840) including securities on loan of $5,622,561		$2,065,441,669
Collateral invested for securities on loan		5,957,868
Cash		10,965
Foreign currency, at value (cost $605,200)		607,837
Receivables:
Investments sold		46
Dividends		15,729,481
Foreign tax reclaims		1,225,050
Income from securities on loan		13,064
Variation margin on futures contracts	+	180

Total assets		2,088,986,160

Liabilities

Collateral held for securities on loan		5,957,868
Payables:
Investments bought		10,400,158
Investment adviser fees	+	15,496

Total liabilities		16,373,522

Net Assets

Total assets		2,088,986,160
Total liabilities	—	16,373,522

Net assets		$2,072,612,638

Net Assets by Source
Capital received from investors		1,820,693,772
Net investment income not yet distributed		11,616,390
Net realized capital losses		(41,839,660)
Net unrealized capital appreciation		282,142,136

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,072,612,638		65,800,000		$31.50

See financial notes 17

 Schwab International Equity ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $1,243,313)		$28,744,119
Securities on loan	+	73,367

Total investment income		28,817,486

Expenses

Investment adviser fees		804,494

Total expenses	−	804,494

Net investment income		28,012,992

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(3,173,974)
Net realized losses on foreign currency transactions	+	(11,759)

Net realized losses		(3,185,733)
Net change in unrealized appreciation (depreciation) on investments		192,242,346
Net change in unrealized appreciation (depreciation) on futures contracts		4,533
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(16,279)

Net change in unrealized appreciation (depreciation)	+	192,230,600

Net realized and unrealized gains		189,044,867

Increase in net assets resulting from operations		$217,057,859

18 See financial notes

 Schwab International Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$28,012,992	$34,368,378
Net realized losses		(3,185,733)	(10,635,508)
Net change in unrealized appreciation (depreciation)	+	192,230,600	116,473,721

Increase in net assets resulting from operations		217,057,859	140,206,591

Distributions to Shareholders

Distributions from net investment income		($41,541,200)	($26,201,560)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,100,000	$432,991,223	21,400,000	$595,025,541
Shares redeemed	+	—	—	(500,000)	(13,592,136)

Net transactions in fund shares		14,100,000	$432,991,223	20,900,000	$581,433,405

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,700,000	$1,464,104,756	30,800,000	$768,666,320
Total increase	+	14,100,000	608,507,882	20,900,000	695,438,436

End of period		65,800,000	$2,072,612,638	51,700,000	$1,464,104,756

Net investment income not yet distributed			$11,616,390		$25,144,598

See financial notes 19

Schwab International Small-Cap Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	1/13/10[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	28.61		24.94	27.48	23.54	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.76	0.67	0.72	0.21
Net realized and unrealized gains (losses)	5.18		3.72	(2.39)	3.88	(1.67)

Total from investment operations	5.40		4.48	(1.72)	4.60	(1.46)
Less distributions:
Distributions from net investment income	(0.90)		(0.81)	(0.82)	(0.66)	—

Net asset value at end of period	33.11		28.61	24.94	27.48	23.54

Total return (%)	19.09	[2]	18.23	(5.91)	19.52	(5.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.20	[3]	0.21 [4]	0.35	0.35	0.35	[3]
Net investment income (loss)	1.49	[3]	2.86	2.65	2.46	2.18	[3]
Portfolio turnover rate[5]	6	[2]	20	25	18	7	[2]
Net assets, end of period ($ x 1,000)	367,520		280,422	159,610	162,139	58,848

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/13 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

20 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	290,539,333	364,195,007
0.4%		Other Investment Companies	1,184,852	1,619,860
0.3%		Preferred Stock	519,620	930,756
0.0%		Rights	—	190

99.8%		Total Investments	292,243,805	366,745,813
1.2%		Collateral Invested for Securities on Loan	4,405,737	4,405,737
(1	.0)%	Other Assets and Liabilities, Net		(3,631,201)

100.0%		Net Assets		367,520,349

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Australia 4.5%
Seek Ltd.	67,168	0.3	1,028,401
Other Securities		4.2	15,487,024

		4.5	16,515,425

Austria 0.8%
Other Securities		0.8	2,904,712

Belgium 1.4%
Other Securities		1.4	5,255,076

Canada 15.4%
AltaGas Ltd.	23,984	0.3	920,620
Atco Ltd., Class I	21,234	0.3	994,418
Baytex Energy Corp.	23,984	0.2	874,686
Dollarama, Inc.	12,903	0.3	1,006,526
Gildan Activewear, Inc.	23,984	0.3	1,230,021
Keyera Corp.	15,876	0.3	957,910
Methanex Corp.	22,234	0.4	1,558,660
Onex Corp.	21,135	0.3	1,126,487
Open Text Corp.	23,984	0.3	1,223,304
Tourmaline Oil Corp. *	35,976	0.4	1,648,081
Vermilion Energy, Inc.	20,224	0.3	1,141,876
Other Securities		12.0	43,727,895

		15.4	56,410,484

Denmark 2.2%
GN Store Nord A/S	38,164	0.3	944,370
Jyske Bank A/S *	15,819	0.3	951,523
Pandora A/S	19,980	0.4	1,354,902
Vestas Wind Systems A/S *	43,191	0.4	1,561,977
Other Securities		0.8	3,078,743

		2.2	7,891,515

Finland 2.3%
Elisa Oyj	33,300	0.3	932,724
Pohjola Bank plc, A Shares	38,894	0.2	902,470
Other Securities		1.8	6,686,111

		2.3	8,521,305

France 3.3%
Other Securities		3.3	12,210,712

Germany 5.8%
Freenet AG	30,669	0.3	1,037,571
ProSiebenSat.1 Media AG - Reg’d	44,067	0.6	2,102,822
Sky Deutschland AG *	124,127	0.4	1,301,215
Symrise AG	21,806	0.3	1,071,877
Wirecard AG	23,681	0.3	1,111,712
Other Securities		3.9	14,751,415

		5.8	21,376,612

Greece 1.1%
Other Securities		1.1	4,195,146

Hong Kong 1.6%
Other Securities		1.6	5,932,105

Ireland 0.9%
Smurfit Kappa Group plc	35,976	0.3	1,003,206
Other Securities		0.6	2,366,903

		0.9	3,370,109

Israel 0.4%
Other Securities		0.4	1,315,915

Italy 3.3%
Azimut Holding S.p.A.	27,750	0.3	927,128
Other Securities		3.0	11,043,236

		3.3	11,970,364

Japan 12.3%
Other Securities		12.3	45,229,686

Netherlands 2.2%
Delta Lloyd N.V.	33,796	0.3	965,521
Other Securities		1.9	7,026,897

		2.2	7,992,418

See financial notes 21

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

New Zealand 0.6%
Other Securities		0.6	2,038,038

Norway 1.8%
DNO International A.S.A. *	251,832	0.3	1,033,642
Other Securities		1.5	5,670,802

		1.8	6,704,444

Portugal 0.5%
Other Securities		0.5	1,981,961

Republic of Korea 4.0%
Other Securities		4.0	14,757,355

Singapore 1.9%
Other Securities		1.9	7,084,906

Spain 1.7%
Other Securities		1.7	6,259,941

Sweden 3.3%
Trelleborg AB, B Shares	58,417	0.3	1,152,718
Other Securities		3.0	10,845,203

		3.3	11,997,921

Switzerland 3.6%
Dufry AG - Reg’d *	5,382	0.2	911,665
Galenica AG - Reg’d	1,023	0.3	1,085,950
Other Securities		3.1	11,300,364

		3.6	13,297,979

United Kingdom 24.2%
Ashtead Group plc	109,722	0.4	1,610,768
Barratt Developments plc	223,670	0.4	1,649,285
Britvic plc	65,875	0.2	858,334
Capital & Counties Properties plc	145,775	0.3	919,534
DCC plc	17,598	0.3	932,820
Derwent London plc	19,338	0.2	898,014
Direct Line Insurance Group plc	222,000	0.3	984,042
DS Smith plc	210,103	0.3	1,242,565
Howden Joinery Group plc	161,892	0.3	1,029,880
Inchcape plc	92,324	0.3	971,649
Mondi plc	81,840	0.4	1,503,181
Pennon Group plc	68,631	0.2	854,564
Persimmon plc *	60,550	0.4	1,467,296
Provident Financial plc	29,980	0.3	943,042
Rightmove plc	19,168	0.2	884,980
Spirax-Sarco Engineering plc	17,893	0.3	929,866
St. James’s Place plc	94,128	0.4	1,380,264
Taylor Wimpey plc	745,370	0.4	1,561,411
The Berkeley Group Holdings plc	24,578	0.3	1,128,992
Travis Perkins plc	52,725	0.5	1,727,423
Other Securities		17.8	65,502,968

		24.2	88,980,878

Total Common Stock
(Cost $290,539,333)			364,195,007

Other Investment Companies 0.4% of net assets

Switzerland 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Other Securities		0.1	615,504

United Kingdom 0.1%
Real Estate 0.1%
Other Securities		0.1	257,042

United States 0.2%
Equity Fund 0.1%
Other Securities		0.1	263,700

Money Market Fund 0.1%
Other Securities		0.1	483,614

		0.2	747,314

Total Other Investment Companies
(Cost $1,184,852)			1,619,860

Preferred Stock 0.3% of net assets

Germany 0.2%
Other Securities		0.2	508,179

Italy 0.1%
Other Securities		0.1	422,577

Total Preferred Stock
(Cost $519,620)			930,756

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	190

Total Rights
(Cost $—)			190

End of Investments.

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	4,405,737	1.2	4,405,737

Total Collateral Invested for Securities on Loan
(Cost $4,405,737)			4,405,737

End of Collateral Invested for Securities on Loan

22 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

At 02/28/14, the tax basis cost of the fund’s investments was $292,257,076 and the unrealized appreciation and depreciation were $91,321,873 and ($16,833,136), respectively, with a net unrealized appreciation of $74,488,737.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $127,026 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $4,153,269.
(d)	The rate shown is the 7-day yield.
(e)	Securities are traded on separate exchanges for the same entity.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$344,182,576	$—	$—	$344,182,576
Belgium	5,096,265	—	158,811	5,255,076
Republic of Korea	14,608,667	—	148,688	14,757,355
Other Investment Companies[1]	1,619,860	—	—	1,619,860
Preferred Stock[1]	930,756	—	—	930,756
Rights[1]	—	—	190	190

Total	$366,438,124	$—	$307,689	$366,745,813

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,405,737	$—	$—	$4,405,737

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Belgium	$—	$409	($1,946)	$162,976	($2,628)	$—	$—	$158,811
Republic of Korea	—	4	(56,766)	205,454	(4)	—	—	148,688
Rights
Australia	13,988	8,461	(13,798)	—	(8,461)	—	—	190

Total	$13,988	$8,874	($72,510)	$368,430	($11,093)	$—	$—	$307,689

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 28, 2014 was ($72,510).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 23

 Schwab International Small-Cap Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $292,243,805) including securities on loan of $4,153,269		$366,745,813
Collateral invested for securities on loan		4,405,737
Foreign currency, at value (cost $173,672)		173,935
Receivables:
Investments sold		7,178,026
Dividends		402,759
Foreign tax reclaims		105,608
Income from securities on loan	+	8,062

Total assets		379,019,940

Liabilities

Collateral held for securities on loan		4,405,737
Payables:
Investments bought		551,538
Investment adviser fees		6,109
Fund shares redeemed	+	6,536,207

Total liabilities		11,499,591

Net Assets

Total assets		379,019,940
Total liabilities	—	11,499,591

Net assets		$367,520,349

Net Assets by Source
Capital received from investors		315,131,886
Distributions in excess of net investment income		(4,576,148)
Net realized capital losses		(17,543,561)
Net unrealized capital appreciation		74,508,172

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$367,520,349		11,100,000		$33.11

24 See financial notes

 Schwab International Small-Cap Equity ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $237,729)		$2,666,955
Interest		3
Securities on loan	+	112,377

Total investment income		2,779,335

Expenses

Investment adviser fees		328,446

Total expenses	−	328,446

Net investment income		2,450,889

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,993,545)
Net realized gains on in-kind redemptions		2,512,603
Net realized losses on foreign currency transactions	+	(3,081)

Net realized losses		(484,023)
Net change in unrealized appreciation (depreciation) on investments		54,204,964
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	13,155

Net change in unrealized appreciation (depreciation)	+	54,218,119

Net realized and unrealized gains		53,734,096

Increase in net assets resulting from operations		$56,184,985

See financial notes 25

 Schwab International Small-Cap Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$2,450,889	$6,497,603
Net realized losses		(484,023)	(1,029,360)
Net change in unrealized appreciation (depreciation)	+	54,218,119	28,483,543

Increase in net assets resulting from operations		56,184,985	33,951,786

Distributions to Shareholders

Distributions from net investment income		($9,580,780)	($6,079,500)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,500,000	$47,030,633	4,100,000	$112,716,098
Shares redeemed	+	(200,000)	(6,536,207)	(700,000)	(19,776,267)

Net transactions in fund shares		1,300,000	$40,494,426	3,400,000	$92,939,831

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,800,000	$280,421,718	6,400,000	$159,609,601
Total increase	+	1,300,000	87,098,631	3,400,000	120,812,117

End of period		11,100,000	$367,520,349	9,800,000	$280,421,718

Distributions in excess of net investment income/ Net investment income not yet distributed			($4,576,148)		$2,553,743

26 See financial notes

Schwab Emerging Markets Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	1/13/10[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	22.94		23.65	26.10	24.30	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.50	0.63	0.62	0.27
Net realized and unrealized gains (losses)	0.85		(0.65)	(2.51)	1.41 [2]	(0.97)

Total from investment operations	1.01		(0.15)	(1.88)	2.03	(0.70)
Less distributions:
Distributions from net investment income	(0.63)		(0.56)	(0.57)	(0.23)	—

Net asset value at end of period	23.32		22.94	23.65	26.10	24.30

Total return (%)	4.32	[3]	(0.89)	(7.04)	8.31	(2.80)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.15	[4]	0.15	0.25	0.25	0.30	[4,5]
Net investment income (loss)	1.51	[4]	2.63	2.96	2.78	2.94	[4]
Portfolio turnover rate[6]	4	[3]	15	9	9	23	[3]
Net assets, end of period ($ x 1,000)	860,402		811,915	515,595	396,661	148,222

* Unaudited.
1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 27

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

94.3%		Common Stock	831,038,495	811,207,887
0.0%		Corporate Bond	4,588	239
0.3%		Other Investment Companies	2,437,822	2,444,996
5.3%		Preferred Stock	60,224,237	45,464,870
0.0%		Rights	—	1

99.9%		Total Investments	893,705,142	859,117,993
1.2%		Collateral Invested for Securities on Loan	10,518,310	10,518,310
(1	.1)%	Other Assets and Liabilities, Net		(9,233,982)

100.0%		Net Assets		860,402,321

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 94.3% of net assets

Brazil 7.3%
AMBEV S.A. ADR	1,298,880	1.1	9,351,936
BRF S.A. ADR	246,492	0.5	4,500,944
Petroleo Brasileiro S.A.	1,033,200	0.7	5,745,406
Vale S.A.	369,000	0.6	5,212,757
Other Securities		4.4	37,748,128

		7.3	62,559,171

Chile 1.8%
Other Securities		1.8	15,302,120

China 21.8%
Bank of China Ltd., H Shares	20,664,000	1.0	8,679,836
China Construction Bank Corp., H Shares	18,819,000	1.5	12,924,188
China Life Insurance Co., Ltd., H Shares	2,214,000	0.8	6,475,644
China Mobile Ltd.	1,382,000	1.5	13,132,566
China Petroleum & Chemical Corp., H Shares	6,710,000	0.7	5,956,913
CNOOC Ltd.	4,488,000	0.9	7,355,623
Industrial & Commercial Bank of China Ltd., H Shares	18,819,336	1.3	11,275,525
PetroChina Co., Ltd., H Shares	5,904,000	0.7	6,222,704
Ping An Insurance Group Co. of China Ltd., H Shares	573,500	0.5	4,659,057
Tencent Holdings Ltd.	258,300	2.4	20,717,783
Other Securities		10.5	90,344,820

		21.8	187,744,659

Colombia 0.9%
Other Securities		0.9	7,645,994

Czech Republic 0.3%
Other Securities		0.3	2,869,433

Egypt 0.3%
Other Securities		0.3	2,864,056

Hungary 0.3%
Other Securities		0.3	2,683,305

India 9.6%
HDFC Bank Ltd.	308,365	0.4	3,331,417
Housing Development Finance Corp.	407,745	0.6	5,389,892
Infosys Ltd.	140,958	1.0	8,698,664
ITC Ltd.	643,905	0.4	3,403,928
Reliance Industries Ltd.	397,429	0.6	5,129,450
Tata Consultancy Services Ltd.	103,320	0.4	3,793,651
Other Securities		6.2	52,286,360

		9.6	82,033,362

Indonesia 2.9%
PT Astra International Tbk	5,538,800	0.4	3,315,932
PT Bank Central Asia Tbk	3,505,500	0.4	3,087,582
Other Securities		2.1	18,679,730

		2.9	25,083,244

Malaysia 4.8%
Malayan Banking Berhad	1,275,400	0.4	3,806,932
Other Securities		4.4	37,777,057

		4.8	41,583,989

Mexico 5.3%
America Movil S.A.B. de C.V., Series L	8,708,400	1.0	8,442,596
Cemex S.A.B. de C.V., Series CPO *	3,062,700	0.5	4,009,832
Fomento Economico Mexicano S.A.B. de C.V.	613,600	0.6	5,257,939
Grupo Financiero Banorte S.A.B. de C.V., O Shares	638,300	0.5	4,146,173
Grupo Mexico S.A.B. de C.V., Series B	1,143,900	0.4	3,517,832
Grupo Televisa S.A.B., Series CPO	774,900	0.5	4,557,805
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,623,600	0.4	3,443,526
Other Securities		1.4	12,419,393

		5.3	45,795,096

Pakistan 0.0%
Other Securities		0.0	252,096

28 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Peru 0.4%
Other Securities		0.4	2,910,524

Philippines 1.6%
Other Securities		1.6	13,248,488

Poland 1.9%
Powszechna Kasa Oszczednosci Bank Polski S.A.	209,223	0.4	3,058,168
Other Securities		1.5	13,430,001

		1.9	16,488,169

Russia 6.3%
Gazprom OAO ADR	1,596,731	1.4	12,294,828
LUKOIL OAO ADR	147,600	0.9	8,118,000
Magnit OJSC GDR - Reg’d	91,512	0.6	5,124,672
Sberbank of Russia ADR	751,087	0.9	7,743,707
Other Securities		2.5	21,207,088

		6.3	54,488,295

South Africa 9.7%
MTN Group Ltd.	484,128	1.0	8,874,234
Naspers Ltd., N Shares	109,224	1.5	13,206,223
Sasol Ltd.	148,707	0.9	7,559,702
Standard Bank Group Ltd.	331,731	0.4	3,805,020
Other Securities		5.9	50,240,939

		9.7	83,686,118

Taiwan 14.0%
Chunghwa Telecom Co., Ltd. ADR	107,010	0.4	3,237,052
Delta Electronics, Inc.	669,000	0.4	3,720,592
Formosa Plastics Corp.	1,529,120	0.5	3,886,139
Hon Hai Precision Industry Co., Ltd.	3,167,468	1.0	8,781,679
MediaTek, Inc.	426,469	0.7	6,263,737
Nan Ya Plastics Corp.	1,966,060	0.5	4,211,410
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,301,094	2.7	23,510,769
Other Securities		7.8	66,439,589

		14.0	120,050,967

Thailand 2.7%
Other Securities		2.7	23,334,767

Turkey 1.6%
Other Securities		1.6	13,942,684

United Arab Emirates 0.8%
Other Securities		0.8	6,641,350

Total Common Stock
(Cost $831,038,495)			811,207,887

Corporate Bond 0.0% of net assets

India 0.0%
Other Securities		0.0	239

Total Corporate Bond
(Cost $4,588)			239

Other Investment Companies 0.3% of net assets

United States 0.3%
Equity Fund 0.3%
Other Securities		0.3	2,138,950

Money Market Fund 0.0%
Other Securities		0.0	306,046

Total Other Investment Companies
(Cost $2,437,822)			2,444,996

Preferred Stock 5.3% of net assets

Brazil 5.1%
Banco Bradesco S.A.	577,723	0.8	6,754,116
Itau Unibanco Holding S.A. ADR	695,196	1.1	9,260,011
Petroleo Brasileiro S.A.	1,180,800	0.8	6,869,466
Vale S.A. ADR	568,445	0.8	7,099,878
Other Securities		1.6	14,116,714

		5.1	44,100,185

Chile 0.0%
Other Securities		0.0	322,053

Colombia 0.1%
Other Securities		0.1	704,111

Russia 0.1%
Other Securities		0.1	338,521

Total Preferred Stock
(Cost $60,224,237)			45,464,870

Rights 0.0% of net assets

Brazil 0.0%
Other Securities		0.0	1

Total Rights
(Cost $—)			1

End of Investments.

See financial notes 29

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	10,518,310	1.2	10,518,310

Total Collateral Invested for Securities on Loan
(Cost $10,518,310)			10,518,310

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $898,165,812 and the unrealized appreciation and depreciation were $82,919,806 and ($121,967,625), respectively, with a net unrealized depreciation of ($39,047,819).

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,933,873.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $172,741 or 0.0% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $1,263,087 or 0.1% of net assets.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered
INR —	Indian rupee

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$811,207,887	$—	$—	$811,207,887
Corporate Bonds[1]	—	239	—	239
Other Investment Companies[1]	2,444,996	—	—	2,444,996
Preferred Stock[1]	45,464,870	—	—	45,464,870
Rights[1]	1	—	—	1

Total	$859,117,754	$239	$—	$859,117,993

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,518,310	$—	$—	$10,518,310

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	February 28,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
China	$242,410	$—	$—	$—	$—	$—	($242,410)	$—
Pakistan	209,664	—	—	—	—	—	(209,664)	—
Rights
China	39,538	—	(39,538)	—	—	—	—	—

Total	$491,612	$—	($39,538)	$—	$—	$—	($452,074)	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in and out of Level 3 from Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2014.

30 See financial notes

 Schwab Emerging Markets Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $893,705,142) including securities on loan of $10,933,873		$859,117,993
Collateral invested for securities on loan		10,518,310
Foreign currency, at value (cost $627,630)		627,654
Receivables:
Dividends		637,346
Income from securities on loan		15,869
Foreign tax reclaims		13,648
Interest	+	399

Total assets		870,931,219

Liabilities

Collateral held for securities on loan		10,518,310
Payables:
Investment adviser fees	+	10,588

Total liabilities		10,528,898

Net Assets

Total assets		870,931,219
Total liabilities	—	10,528,898

Net assets		$860,402,321

Net Assets by Source
Capital received from investors		959,855,579
Distributions in excess of net investment income		(224,131)
Net realized capital losses		(64,646,047)
Net unrealized capital depreciation		(34,583,080)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$860,402,321		36,900,000		$23.32

See financial notes 31

 Schwab Emerging Markets Equity ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $987,636)		$7,204,301
Interest (net of foreign withholding tax of $11)		2,043
Securities on loan	+	100,518

Total investment income		7,306,862

Expenses

Investment adviser fees		661,927

Total expenses	−	661,927

Net investment income		6,644,935

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(8,091,490)
Net realized losses on foreign currency transactions	+	(35,459)

Net realized losses		(8,126,949)
Net change in unrealized appreciation (depreciation) on investments		35,476,904
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	30,083

Net change in unrealized appreciation (depreciation)	+	35,506,987

Net realized and unrealized gains		27,380,038

Increase in net assets resulting from operations		$34,024,973

32 See financial notes

 Schwab Emerging Markets Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$6,644,935	$19,909,084
Net realized losses		(8,126,949)	(35,145,718)
Net change in unrealized appreciation (depreciation)	+	35,506,987	(24,210,404)

Increase (Decrease) in net assets resulting from operations		34,024,973	(39,447,038)

Distributions to Shareholders

Distributions from net investment income		($23,217,480)	($14,760,500)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,500,000	$37,679,688	14,400,000	$368,497,242
Shares redeemed	+	—	—	(800,000)	(17,970,050)

Net transactions in fund shares		1,500,000	$37,679,688	13,600,000	$350,527,192

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,400,000	$811,915,140	21,800,000	$515,595,486
Total increase	+	1,500,000	48,487,181	13,600,000	296,319,654

End of period		36,900,000	$860,402,321	35,400,000	$811,915,140

Distributions in excess of net investment income/ Net investment income not yet distributed			($224,131)		$16,348,414

See financial notes 33

 Schwab International Equity ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. REIT ETF
Schwab International Equity ETF	Schwab U.S. TIPS ETF
Schwab International Small-Cap Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Futures contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of February 28, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The lending agent provides the fund with indemnification against borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. Costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities for each fund. The following table presents the non-cash collateral as of February 28, 2014.

Non-Cash
Collateral Received

Schwab International Small-Cap Equity ETF	$117,865
Schwab Emerging Markets Equity ETF	1,185,564

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

Investment Style Risk. The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap and Mid-Cap Risk. Certain funds invest in large- and mid-cap stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large-and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Emerging Markets Risk. Certain funds invest in emerging markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Because each fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

Lack of Government Insurance or Guarantee. An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab
Schwab	International	Emerging
International	Small-Cap	Markets
Equity ETF	Equity ETF	Equity ETF

0.09%	0.20%	0.15%

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Subsequent to the reporting period ended February 28, 2014, and effective March 5, 2014, the management fee of the Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF has been reduced to 0.19% and 0.14%, respectively.

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2014, as applicable:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Schwab VIT Balanced Portfolio	0.2%	0.2%	0.2%
Schwab VIT Balanced with Growth Portfolio	0.6%	0.6%	0.5%
Schwab VIT Growth Portfolio	0.9%	1.2%	0.8%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statements of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

The Schwab International Equity ETF entered into equity index futures contracts (“futures”) during the report period. The fund invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at February 28, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the fund was $16,078 and the month-end average number of contracts held was 1.

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2014, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab International Equity ETF	$108,855,108	$73,213,844
Schwab International Small-Cap Equity ETF	20,300,189	22,451,111
Schwab Emerging Markets Equity ETF	38,663,217	38,077,672

10. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.

The in-kind transactions for the period ended February 28, 2014 were as follows:

	In-Kind Purchases of Securities	In-Kind Sales of Securities

Schwab International Equity ETF	$374,667,685	$—
Schwab International Small-Cap Equity ETF	41,777,753	5,809,959
Schwab Emerging Markets Equity ETF	22,761,652	—

For the period ended February 28, 2014, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2014 are disclosed in the funds’ Statements of Operations.

11. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
Expiration Date	Equity ETF	Equity ETF	Equity ETF

August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration*	23,051,268	11,827,747	18,095,395

Total	$25,397,142	$12,043,292	$19,186,799

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

 Schwab International Equity ETFs

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2013, the funds had capital losses deferred as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Deferred capital losses	$12,622,924	$5,004,504	$32,950,026

As of August 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2013, the funds did not incur any interest or penalties.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on September 4, 2013 and approved the renewal of the Agreement with respect to the Funds for an additional one year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at this meeting and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	21	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	21	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE Developed ex-US Index An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

FTSE Developed Small Cap ex-US Liquid Index An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab ETFstm are designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54790-04
00113730

Semiannual report dated February 28, 2014, enclosed.

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

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This wrapper is not part of the shareholder report.

Schwab U.S. Equity ETFs

Semiannual Report
February 28, 2014

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Returns for the 6 Months Ended February 28, 2014

Schwab U.S. Broad Market ETFtm (Ticker Symbol: SCHB)

Market Price Return[1]	15.77%
NAV Return[1]	15.74%
Dow Jones U.S. Broad Stock Market Index	15.80%
ETF Category: Morningstar Large Blend[2]	13.98%

Performance Details	page 6

Schwab U.S. Large-Cap ETFtm (Ticker Symbol: SCHX)

Market Price Return[1]	15.33%
NAV Return[1]	15.33%
Dow Jones U.S. Large-Cap Total Stock Market Index	15.40%
ETF Category: Morningstar Large Blend[2]	13.98%

Performance Details	page 7

Schwab U.S. Large-Cap Growth ETFtm (Ticker Symbol: SCHG)

Market Price Return[1]	18.02%
NAV Return[1]	17.91%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	17.99%
ETF Category: Morningstar Large Growth[2]	19.20%

Performance Details	page 8

Schwab U.S. Large-Cap Value ETFtm (Ticker Symbol: SCHV)

Market Price Return[1]	12.81%
NAV Return[1]	12.82%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	12.90%
ETF Category: Morningstar Large Value[2]	12.32%

Performance Details	page 9

Schwab U.S. Mid-Cap ETFtm (Ticker Symbol: SCHM)

Market Price Return[1]	18.75%
NAV Return[1]	18.72%
Dow Jones U.S. Mid-Cap Total Stock Market Index	18.77%
ETF Category: Morningstar Mid-Cap Blend[2]	17.91%

Performance Details	page 10

Schwab U.S. Small-Cap ETFtm (Ticker Symbol: SCHA)

Market Price Return[1]	18.97%
NAV Return[1]	18.93%
Dow Jones U.S. Small-Cap Total Stock Market Index	18.96%
ETF Category: Morningstar Small Blend[2]	17.70%

Performance Details	page 11

Schwab U.S. Dividend Equity ETFtm (Ticker Symbol: SCHD)

Market Price Return[1]	11.81%
NAV Return[1]	11.78%
Dow Jones U.S. Dividend 100tm Index	11.86%
ETF Category: Morningstar Large Blend[2]	13.98%

Performance Details	page 12

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The Dow Jones Indexes are a product of S&P Dow Jones Indices LLC or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

[1]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. Equity ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report about the Schwab U.S. Equity ETFs. These funds are part of our line-up of core investment solutions and are available at some of the lowest operating expense ratios in the industry. The funds are designed to track market-leading U.S. stock indices and provide the full benefits of an ETF, including transparency, intraday trading, and potential tax efficiency.

Turning to the six-month reporting period ended February 28, 2014, the funds generated positive returns that were closely aligned with their respective indices. U.S. stocks generated double-digit overall returns, even as media headlines often seemed to focus on Federal Reserve developments and political unrest overseas. Improvements in the U.S. economy helped to make the stock rally possible, leading the Federal Reserve to begin “tapering” its stimulative economic policies in 2014. Although market volatility and bond yields rose ahead of the Fed’s policy shift, many major U.S. stock market indices overcame these obstacles to finish at or near record highs.

Amid this backdrop, small- and mid-cap stocks generally outperformed large-cap stocks, while growth stocks outperformed value stocks. From a sector standpoint, shares of companies in the Health Care and Industrials sectors were some of the better performers, while shares of companies involved in Telecommunication Services and Consumer Staples underperformed by comparison. Reflecting this backdrop, the Dow Jones U.S. Broad Stock Market Index returned 15.8% for the reporting period.

 Asset Class Performance Comparison % returns during the six months ended 2/28/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.07%	S&P 500® Index: measures U.S. large-cap stocks

17.75%	Russell 2000® Index: measures U.S. small-cap stocks

15.01%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.84%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1—3 Months Index: measures short-term U.S. Treasury obligations

For index definitions, please see the Glossary.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs 3

From the President continued

Turning to the six-month reporting period ended February 28, 2014, the funds generated positive returns that were closely aligned with their respective indices.

For more information about the performance, holdings, and portfolio characteristics of the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs and about ETF investing by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

4 Schwab U.S. Equity ETFs

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab U.S. Equity ETFs 5

Schwab U.S. Broad Market ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Broad Market ETFtm (11/3/09)
Market Price Return[2]	15.77%	26.74%	14.58%	17.61%
NAV Return[2]	15.74%	26.60%	14.60%	17.61%
Dow Jones U.S. Broad Stock Market Index	15.80%	26.63%	14.57%	17.67%
ETF Category: Morningstar Large Blend[3]	13.98%	24.40%	13.78%	16.16%

Fund Expense Ratio4: 0.04%

 Statistics

Number of Holdings	1,995
Weighted Average Market Cap ($ x 1,000,000)	$95,127
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[5,6]	3%

 Sector Weightings % of Investments

Information Technology	18.2%
Financials	17.0%
Health Care	13.2%
Consumer Discretionary	13.2%
Industrials	11.5%
Energy	9.3%
Consumer Staples	8.3%
Materials	3.9%
Utilities	3.0%
Telecommunication Services	2.3%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Apple, Inc.	2.3%
Exxon Mobil Corp.	2.0%
Google, Inc., Class A	1.6%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
General Electric Co.	1.2%
Wells Fargo & Co.	1.1%
Chevron Corp.	1.1%
The Procter & Gamble Co.	1.0%
JPMorgan Chase & Co.	1.0%
Total	14.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Broad Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

6 Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap ETFtm (11/3/09)
Market Price Return[2]	15.33%	25.74%	14.31%	16.99%
NAV Return[2]	15.33%	25.74%	14.34%	17.00%
Dow Jones U.S. Large-Cap Total Stock Market Index	15.40%	25.85%	14.44%	17.12%
ETF Category: Morningstar Large Blend[3]	13.98%	24.40%	13.78%	16.16%

Fund Expense Ratio4: 0.04%

 Statistics

Number of Holdings	754
Weighted Average Market Cap ($ x 1,000,000)	$107,078
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[5,6]	3%

 Sector Weightings % of Investments

Information Technology	18.4%
Financials	16.2%
Health Care	13.4%
Consumer Discretionary	13.1%
Industrials	10.9%
Energy	9.7%
Consumer Staples	9.0%
Materials	3.6%
Utilities	3.1%
Telecommunication Services	2.5%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Apple, Inc.	2.6%
Exxon Mobil Corp.	2.3%
Google Inc., Class A	1.9%
Microsoft Corp.	1.6%
Johnson & Johnson	1.4%
General Electric Co.	1.4%
Wells Fargo & Co.	1.2%
Chevron Corp.	1.2%
The Procter & Gamble Co.	1.2%
JPMorgan Chase & Co.	1.2%
Total	16.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs 7

Schwab U.S. Large-Cap Growth ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap Growth ETFtm (12/11/09)
Market Price Return[2]	18.02%	30.48%	14.86%	16.68%
NAV Return[2]	17.91%	30.28%	14.81%	16.67%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	17.99%	30.42%	14.94%	16.82%
ETF Category: Morningstar Large Growth[3]	19.20%	32.64%	16.27%	17.79%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	397
Weighted Average Market Cap ($ x 1,000,000)	$110,691
Price/Earnings Ratio (P/E)	22.2
Price/Book Ratio (P/B)	3.7
Portfolio Turnover Rate[5,6]	6%

 Sector Weightings % of Investments

Information Technology	28.1%
Health Care	17.4%
Consumer Discretionary	15.0%
Industrials	11.1%
Financials	9.4%
Energy	8.0%
Consumer Staples	6.9%
Materials	3.2%
Telecommunication Services	0.6%
Utilities	0.2%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Apple, Inc.	5.2%
Google, Inc., Class A	3.7%
Microsoft Corp.	3.2%
Johnson & Johnson	2.8%
Berkshire Hathaway, Inc., Class B	2.3%
Oracle Corp.	1.5%
Comcast Corp., Class A	1.5%
Amazon.com, Inc	1.5%
QUALCOMM, Inc.	1.4%
Gilead Sciences, Inc	1.4%
Total	24.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Growth Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

8 Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Value ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap Value ETFtm (12/11/09)
Market Price Return[2]	12.81%	21.38%	13.70%	14.89%
NAV Return[2]	12.82%	21.31%	13.70%	14.89%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	12.90%	21.46%	13.88%	15.10%
ETF Category: Morningstar Large Value[3]	12.32%	20.95%	13.80%	15.10%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	359
Weighted Average Market Cap ($ x 1,000,000)	$103,545
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5,6]	8%

 Sector Weightings % of Investments

Financials	23.0%
Energy	11.5%
Consumer Discretionary	11.3%
Consumer Staples	11.0%
Industrials	10.7%
Health Care	9.3%
Information Technology	8.7%
Utilities	5.9%
Telecommunication Services	4.4%
Materials	4.1%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Exxon Mobil Corp.	4.6%
General Electric Co.	2.8%
Wells Fargo & Co.	2.4%
Chevron Corp.	2.4%
The Procter & Gamble Co.	2.3%
JPMorgan Chase & Co.	2.3%
Pfizer, Inc.	2.3%
Verizon Communications, Inc.	2.1%
International Business Machines Corp.	2.1%
Bank of America Corp.	1.9%
Total	25.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Value Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs 9

Schwab U.S. Mid-Cap ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Mid-Cap ETFtm (1/13/11)
Market Price Return[2]	18.75%	29.93%	15.48%	16.46%
NAV Return[2]	18.72%	29.85%	15.47%	16.45%
Dow Jones U.S. Mid-Cap Total Stock Market Index	18.77%	29.97%	15.57%	16.57%
ETF Category: Morningstar Mid-Cap Blend[3]	17.91%	29.45%	14.77%	16.01%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	508
Weighted Average Market Cap ($ x 1,000,000)	$6,105
Price/Earnings Ratio (P/E)	24.7
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[5,6]	6%

 Sector Weightings % of Investments

Financials	21.2%
Industrials	17.4%
Consumer Discretionary	15.5%
Information Technology	14.0%
Health Care	9.2%
Materials	7.5%
Energy	6.6%
Utilities	5.1%
Consumer Staples	2.5%
Telecommunication Services	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets7

BioMarin Pharmaceutical, Inc.	0.5%
Akamai Techmologies, Inc.	0.5%
Cheniere Energy, Inc	0.5%
Endo Health Solutions, Inc	0.5%
Helmerich & Payne, Inc	0.4%
Cimarex Energy Co.	0.4%
Trimble Navigation Ltd.	0.4%
Tractor Supply Co.	0.4%
Pall Corp.	0.4%
TRW Automotive Holdings Corp	0.4%
Total	4.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Mid-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

10 Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Small-Cap ETFtm (11/3/09)
Market Price Return[2]	18.97%	33.07%	15.67%	21.99%
NAV Return[2]	18.93%	33.11%	15.72%	22.00%
Dow Jones U.S. Small-Cap Total Stock Market Index	18.96%	33.13%	15.75%	22.13%
ETF Category: Morningstar Small Blend[3]	17.70%	33.27%	15.17%	20.46%

Fund Expense Ratio4: 0.08%

 Statistics

Number of Holdings	1,756
Weighted Average Market Cap ($ x 1,000,000)	$2,741
Price/Earnings Ratio (P/E)	43.3
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5,6]	8%

 Sector Weightings % of Investments

Financials	23.1%
Information Technology	16.9%
Industrials	16.4%
Consumer Discretionary	13.4%
Health Care	12.3%
Energy	5.7%
Materials	5.7%
Consumer Staples	3.0%
Utilities	2.6%
Telecommunication Services	0.6%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets7

American Realty Capital Properties, Inc., REIT	0.3%
Splunk, Inc	0.3%
Jazz Pharmaceuticals plc	0.3%
athenahealth, Inc.	0.3%
American Airlines Group, Inc.	0.3%
Harman International Industries, Inc.	0.3%
Alkermes plc	0.3%
Salix Pharmaceuticals Ltd.	0.3%
The Goodyear Tire & Rubber Co.	0.3%
E*TRADE Financial Corp.	0.3%
Total	3.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Investments in smaller companies typically exhibit higher volatility.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Small-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs 11

Schwab U.S. Dividend Equity ETF™

Performance and Fund Facts as of 02/28/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Dividend Equity ETFtm (10/20/11)
Market Price Return[2]	11.81%	22.41%	20.49%
NAV Return[2]	11.78%	22.25%	20.49%
Dow Jones U.S. Dividend 100tm Index	11.86%	22.38%	20.69%
ETF Category: Morningstar Large Blend[3]	13.98%	24.40%	21.49%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	100
Weighted Average Market Cap ($ x 1,000,000)	$122,035
Price/Earnings Ratio (P/E)	17.5
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate[5,6]	3%

 Sector Weightings % of Investments

Consumer Staples	25.2%
Industrials	20.3%
Information Technology	12.8%
Energy	12.3%
Health Care	12.2%
Consumer Discretionary	8.6%
Materials	3.5%
Financials	2.8%
Utilities	1.7%
Telecommunication Services	0.5%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Exxon Mobil Corp.	4.5%
Microsoft Corp.	4.5%
Johnson & Johnson	4.4%
The Coca-Cola Co.	4.2%
Chevron Corp.	4.2%
The Procter & Gamble Co.	4.1%
Intel Corp.	3.6%
PepsiCo, Inc	3.5%
Wal-Mart Stores, Inc.	3.5%
The Home Depot, Inc.	3.3%
Total	39.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Dividend 100 Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

12 Schwab U.S. Equity ETFs

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2013 and held through February 28, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/13	at 2/28/14	9/1/13–2/28/14

Schwab U.S. Broad Market ETFtm
Actual Return	0.04%	$1,000.00	$1,157.40	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20

Schwab U.S. Large-Cap ETFtm
Actual Return	0.04%	$1,000.00	$1,153.30	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20

Schwab U.S. Large-Cap Growth ETFtm
Actual Return	0.07%	$1,000.00	$1,179.10	$0.38
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

Schwab U.S. Large-Cap Value ETFtm
Actual Return	0.07%	$1,000.00	$1,128.20	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

Schwab U.S. Mid-Cap ETFtm
Actual Return	0.07%	$1,000.00	$1,187.20	$0.38
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

Schwab U.S. Small-Cap ETFtm
Actual Return	0.08%	$1,000.00	$1,189.30	$0.43
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40

Schwab U.S. Dividend Equity ETFtm
Actual Return	0.07%	$1,000.00	$1,117.80	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab U.S. Equity ETFs 13

Schwab U.S. Broad Market ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	39.79		33.84	29.47	25.11	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.43	[2]	0.80 [2]	0.65 [2]	0.56 [2]	0.42	[2]
Net realized and unrealized gains (losses)	5.81		5.92	4.32	4.32	(0.05)

Total from investment operations	6.24		6.72	4.97	4.88	0.37
Less distributions:
Distributions from net investment income	(0.39)		(0.77)	(0.60)	(0.52)	(0.26)

Net asset value at end of period	45.64		39.79	33.84	29.47	25.11

Total return (%)	15.74	[3]	20.12	17.07	19.41	1.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.04	[4]	0.04	0.06	0.06	0.07	[4,5]
Net investment income (loss)	1.99	[4]	2.15	2.06	1.83	1.92	[4]
Portfolio turnover rate[6]	3	[3]	4	5	3	2	[3]
Net assets, end of period ($ x 1,000)	3,094,465		2,182,671	1,072,825	742,651	272,490

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

14 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,437,804,531	3,088,776,926
0.1%		Other Investment Companies	1,149,903	1,241,262

99.9%		Total Investments	2,438,954,434	3,090,018,188
0.4%		Collateral Invested for Securities on Loan	13,091,426	13,091,426
(0	.3)%	Other Assets and Liabilities, Net		(8,644,741)

100.0%		Net Assets		3,094,464,873

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	40,523,260

Banks 3.4%
U.S. Bancorp	273,104	0.4	11,235,499
Wells Fargo & Co.	717,806	1.1	33,320,555
Other Securities		1.9	60,588,403

		3.4	105,144,457

Capital Goods 8.4%
3M Co.	95,393	0.4	12,852,299
General Electric Co.	1,511,091	1.2	38,487,488
The Boeing Co.	103,278	0.4	13,314,600
United Technologies Corp.	126,432	0.5	14,795,073
Other Securities		5.9	181,874,591

		8.4	261,324,051

Commercial & Professional Services 1.0%
Other Securities		1.0	32,101,021

Consumer Durables & Apparel 1.6%
Other Securities		1.6	49,985,120

Consumer Services 2.2%
McDonald’s Corp.	148,079	0.5	14,089,717
Other Securities		1.7	54,101,413

		2.2	68,191,130

Diversified Financials 7.1%
American Express Co.	135,721	0.4	12,388,613
Bank of America Corp.	1,595,636	0.9	26,375,863
Berkshire Hathaway, Inc., Class B *	268,968	1.0	31,141,115
Citigroup, Inc.	453,042	0.7	22,031,432
JPMorgan Chase & Co.	561,448	1.0	31,901,475
The Charles Schwab Corp. (b)	168,227	0.1	4,459,698
Other Securities		3.0	89,928,618

		7.1	218,226,814

Energy 9.3%
Chevron Corp.	288,030	1.1	33,218,500
ConocoPhillips	183,472	0.4	12,200,888
Exxon Mobil Corp.	652,645	2.0	62,830,134
Occidental Petroleum Corp.	120,798	0.4	11,659,423
Schlumberger Ltd.	198,676	0.6	18,476,868
Other Securities		4.8	147,903,884

		9.3	286,289,697

Food & Staples Retailing 2.0%
CVS Caremark Corp.	177,220	0.4	12,961,871
Wal-Mart Stores, Inc.	240,593	0.6	17,972,297
Other Securities		1.0	30,870,641

		2.0	61,804,809

Food, Beverage & Tobacco 4.4%
PepsiCo, Inc.	229,506	0.6	18,376,545
Philip Morris International, Inc.	240,402	0.6	19,450,926
The Coca-Cola Co.	568,191	0.7	21,704,896
Other Securities		2.5	77,532,547

		4.4	137,064,914

Health Care Equipment & Services 4.5%
UnitedHealth Group, Inc.	152,380	0.4	11,774,403
Other Securities		4.1	127,836,282

		4.5	139,610,685

Household & Personal Products 1.8%
The Procter & Gamble Co.	405,862	1.0	31,925,105
Other Securities		0.8	24,907,861

		1.8	56,832,966

Insurance 3.1%
Other Securities		3.1	95,585,451

Materials 3.9%
Other Securities		3.9	120,179,830

Media 3.6%
Comcast Corp., Class A	385,900	0.6	19,947,171

See financial notes 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
The Walt Disney Co.	244,361	0.6	19,746,812
Other Securities		2.4	71,034,302

		3.6	110,728,285

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	235,971	0.4	12,013,284
Amgen, Inc.	111,810	0.4	13,866,676
Biogen Idec, Inc. *	35,329	0.4	12,035,884
Bristol-Myers Squibb Co.	245,996	0.4	13,227,205
Gilead Sciences, Inc. *	227,854	0.6	18,864,033
Johnson & Johnson	422,803	1.3	38,948,612
Merck & Co., Inc.	437,826	0.8	24,951,704
Pfizer, Inc.	967,397	1.0	31,063,118
Other Securities		3.4	104,344,051

		8.7	269,314,567

Real Estate 3.5%
Other Securities		3.5	106,768,220

Retailing 4.5%
Amazon.com, Inc. *	55,348	0.6	20,041,511
The Home Depot, Inc.	209,645	0.6	17,197,179
Other Securities		3.3	100,990,295

		4.5	138,228,985

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	747,156	0.6	18,499,583
Other Securities		1.6	50,317,307

		2.2	68,816,890

Software & Services 10.3%
Facebook, Inc., Class A *	244,828	0.5	16,760,925
Google, Inc., Class A *	41,919	1.6	50,958,832
International Business Machines Corp.	152,739	0.9	28,282,681
MasterCard, Inc., Class A	156,090	0.4	12,131,315
Microsoft Corp.	1,134,545	1.4	43,464,419
Oracle Corp.	525,794	0.7	20,563,803
Visa, Inc., Class A	76,567	0.6	17,299,548
Other Securities		4.2	130,603,359

		10.3	320,064,882

Technology Hardware & Equipment 5.7%
Apple, Inc.	134,424	2.3	70,739,286
Cisco Systems, Inc.	798,130	0.6	17,399,234
QUALCOMM, Inc.	251,592	0.6	18,942,362
Other Securities		2.2	68,127,176

		5.7	175,208,058

Telecommunication Services 2.3%
AT&T, Inc.	791,203	0.8	25,263,112
Verizon Communications, Inc.	616,508	0.9	29,333,451
Other Securities		0.6	15,544,513

		2.3	70,141,076

Transportation 2.0%
Union Pacific Corp.	68,797	0.4	12,409,603
Other Securities		1.6	50,949,012

		2.0	63,358,615

Utilities 3.0%
Other Securities		3.0	93,283,143

Total Common Stock
(Cost $2,437,804,531)			3,088,776,926

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Other Securities		0.0	560,850

Money Market Fund 0.1%
Other Securities		0.1	680,412

Total Other Investment Companies
(Cost $1,149,903)			1,241,262

End of Investments.

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	13,091,426	0.4	13,091,426

Total Collateral Invested for Securities on Loan
(Cost $13,091,426)			13,091,426

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $2,439,577,556 and the unrealized appreciation and depreciation were $667,761,115 and ($17,320,483), respectively, with a net unrealized appreciation of $650,440,632.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,157,317.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

16 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,088,776,926	$—	$—	$3,088,776,926
Other Investment Companies[1]	1,241,262	—	—	1,241,262

Total	$3,090,018,188	$—	$—	$3,090,018,188

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,091,426	$—	$—	$13,091,426

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 17

 Schwab U.S. Broad Market ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $3,118,907)		$4,459,698
Investments in unaffiliated issuers, at value (cost $2,435,835,527) including securities on loan of $13,157,317	+	3,085,558,490

Total investments, at value (cost $2,438,954,434)		3,090,018,188
Collateral invested for securities on loan		13,091,426
Cash		1,832
Receivables:
Investments sold		139,126
Fund shares sold		20,395,119
Dividends		5,862,401
Income from securities on loan		30,065
Foreign tax reclaims	+	9,115

Total assets		3,129,547,272

Liabilities

Collateral held for securities on loan		13,091,426
Payables:
Investments bought		21,980,775
Investment adviser fees	+	10,198

Total liabilities		35,082,399

Net Assets

Total assets		3,129,547,272
Total liabilities	—	35,082,399

Net assets		$3,094,464,873

Net Assets by Source
Capital received from investors		2,416,913,806
Net investment income not yet distributed		9,674,820
Net realized capital gains		16,368,895
Net unrealized capital appreciation		651,507,352

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$3,094,464,873		67,800,000		$45.64

18 See financial notes

 Schwab U.S. Broad Market ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$18,992
Dividends received from unaffiliated issuers (net of foreign withholding tax of $5,303)		26,531,223
Interest		1
Securities on loan	+	168,061

Total investment income		26,718,277

Expenses

Investment adviser fees		525,547

Total expenses	−	525,547

Net investment income		26,192,730

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		42,798
Net realized losses on unaffiliated investments		(1,577,337)
Net realized gains on in-kind redemptions	+	24,849,041

Net realized gains		23,314,502
Net change in unrealized appreciation (depreciation) on affiliated issuer		795,964
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	320,753,776

Net change in unrealized appreciation (depreciation)	+	321,549,740

Net realized and unrealized gains		344,864,242

Increase in net assets resulting from operations		$371,056,972

See financial notes 19

 Schwab U.S. Broad Market ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$26,192,730	$35,059,379
Net realized gains		23,314,502	21,299,132
Net change in unrealized appreciation (depreciation)	+	321,549,740	228,484,344

Increase in net assets resulting from operations		371,056,972	284,842,855

Distributions to Shareholders

Distributions from net investment income		($23,201,580)	($32,174,430)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,450,000	$628,025,307	25,500,000	$945,290,050
Shares redeemed	+	(1,500,000)	(64,086,671)	(2,350,000)	(88,113,025)

Net transactions in fund shares		12,950,000	$563,938,636	23,150,000	$857,177,025

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,850,000	$2,182,670,845	31,700,000	$1,072,825,395
Total increase	+	12,950,000	911,794,028	23,150,000	1,109,845,450

End of period		67,800,000	$3,094,464,873	54,850,000	$2,182,670,845

Net investment income not yet distributed			$9,674,820		$6,683,670

20 See financial notes

Schwab U.S. Large-Cap ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	39.06		33.49	29.11	24.98	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.41		0.77	0.64	0.53	0.34
Net realized and unrealized gains (losses)	5.55		5.56	4.35	4.13	(0.12)

Total from investment operations	5.96		6.33	4.99	4.66	0.22
Less distributions:
Distributions from net investment income	(0.39)		(0.76)	(0.61)	(0.53)	(0.24)

Net asset value at end of period	44.63		39.06	33.49	29.11	24.98

Total return (%)	15.33	[2]	19.17	17.36	18.66	0.83	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.04	[3]	0.04	0.08	0.08	0.08	[3]
Net investment income (loss)	2.03	[3]	2.18	2.10	1.88	2.01	[3]
Portfolio turnover rate[4]	3	[2]	5	4	5	3	[2]
Net assets, end of period ($ x 1,000)	2,492,826		1,781,282	890,808	615,781	273,503

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 21

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,970,150,694	2,486,772,686
0.0%		Other Investment Companies	1,123,811	1,185,273

99.8%		Total Investments	1,971,274,505	2,487,957,959
0.2%		Collateral Invested for Securities on Loan	5,787,449	5,787,449
(0	.0)%	Other Assets and Liabilities, Net		(919,389)

100.0%		Net Assets		2,492,826,019

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	32,255,470

Banks 2.8%
U.S. Bancorp	248,657	0.4	10,229,749
Wells Fargo & Co.	651,385	1.2	30,237,292
Other Securities		1.2	29,251,117

		2.8	69,718,158

Capital Goods 8.1%
3M Co.	86,955	0.5	11,715,447
General Electric Co.	1,379,286	1.4	35,130,414
The Boeing Co.	94,637	0.5	12,200,602
United Technologies Corp.	115,225	0.5	13,483,630
Other Securities		5.2	129,442,672

		8.1	201,972,765

Commercial & Professional Services 0.8%
Other Securities		0.8	19,788,250

Consumer Durables & Apparel 1.5%
Other Securities		1.5	37,032,499

Consumer Services 2.0%
McDonald’s Corp.	135,169	0.5	12,861,330
Other Securities		1.5	36,277,247

		2.0	49,138,577

Diversified Financials 7.6%
American Express Co.	125,192	0.5	11,427,526
Bank of America Corp.	1,449,358	1.0	23,957,888
Berkshire Hathaway, Inc., Class B *	245,361	1.1	28,407,897
Citigroup, Inc.	410,974	0.8	19,985,666
JPMorgan Chase & Co.	511,083	1.2	29,039,736
The Charles Schwab Corp. (b)	156,393	0.2	4,145,978
Other Securities		2.8	73,565,781

		7.6	190,530,472

Energy 9.7%
Chevron Corp.	261,238	1.2	30,128,579
ConocoPhillips	166,920	0.4	11,100,180
Exxon Mobil Corp.	593,928	2.3	57,177,449
Occidental Petroleum Corp.	110,020	0.4	10,619,130
Schlumberger Ltd.	178,835	0.7	16,631,655
Other Securities		4.7	116,611,794

		9.7	242,268,787

Food & Staples Retailing 2.1%
CVS Caremark Corp.	161,743	0.5	11,829,883
Wal-Mart Stores, Inc.	219,808	0.7	16,419,657
Other Securities		0.9	25,037,380

		2.1	53,286,920

Food, Beverage & Tobacco 4.8%
PepsiCo, Inc.	208,335	0.7	16,681,383
Philip Morris International, Inc.	217,826	0.7	17,624,302
The Coca-Cola Co.	517,068	0.8	19,751,998
Other Securities		2.6	65,714,625

		4.8	119,772,308

Health Care Equipment & Services 4.4%
UnitedHealth Group, Inc.	136,787	0.4	10,569,531
Other Securities		4.0	98,069,102

		4.4	108,638,633

Household & Personal Products 2.0%
The Procter & Gamble Co.	369,320	1.2	29,050,711
Other Securities		0.8	21,066,950

		2.0	50,117,661

Insurance 3.1%
Other Securities		3.1	76,930,994

Materials 3.6%
Other Securities		3.6	90,608,230

Media 3.9%
Comcast Corp., Class A	353,686	0.7	18,282,029
The Walt Disney Co.	222,189	0.7	17,955,093

22 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.5	59,937,077

		3.9	96,174,199

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	216,732	0.4	11,033,826
Amgen, Inc.	102,871	0.5	12,758,062
Biogen Idec, Inc. *	32,081	0.4	10,929,355
Bristol-Myers Squibb Co.	224,756	0.5	12,085,130
Gilead Sciences, Inc. *	208,561	0.7	17,266,765
Johnson & Johnson	383,327	1.4	35,312,083
Merck & Co., Inc.	398,267	0.9	22,697,236
Pfizer, Inc.	881,149	1.1	28,293,694
Other Securities		3.1	73,658,531

		9.0	224,034,682

Real Estate 2.6%
Other Securities		2.6	66,175,065

Retailing 4.5%
Amazon.com, Inc. *	50,254	0.7	18,196,973
The Home Depot, Inc.	191,363	0.6	15,697,507
Other Securities		3.2	78,139,851

		4.5	112,034,331

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	678,070	0.7	16,789,013
Other Securities		1.4	35,217,812

		2.1	52,006,825

Software & Services 10.6%
Facebook, Inc., Class A *	223,469	0.6	15,298,688
Google, Inc., Class A *	38,151	1.9	46,378,263
International Business Machines Corp.	138,676	1.0	25,678,635
MasterCard, Inc., Class A	140,796	0.4	10,942,665
Microsoft Corp.	1,034,830	1.6	39,644,337
Oracle Corp.	477,118	0.7	18,660,085
Visa, Inc., Class A	69,230	0.6	15,641,826
Other Securities		3.8	90,884,108

		10.6	263,128,607

Technology Hardware & Equipment 5.7%
Apple, Inc.	122,318	2.6	64,368,624
Cisco Systems, Inc.	730,263	0.6	15,919,734
QUALCOMM, Inc.	229,641	0.7	17,289,671
Other Securities		1.8	45,460,220

		5.7	143,038,249

Telecommunication Services 2.5%
AT&T, Inc.	715,853	0.9	22,857,186
Verizon Communications, Inc.	561,182	1.1	26,701,040
Other Securities		0.5	12,527,931

		2.5	62,086,157

Transportation 2.0%
Union Pacific Corp.	62,580	0.5	11,288,180
Other Securities		1.5	38,407,201

		2.0	49,695,381

Utilities 3.1%
Other Securities		3.1	76,339,466

Total Common Stock
(Cost $1,970,150,694)			2,486,772,686

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
Other Securities		0.0	418,520

Money Market Fund 0.0%
Other Securities		0.0	766,753

Total Other Investment Companies
(Cost $1,123,811)			1,185,273

End of Investments.

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	5,787,449	0.2	5,787,449

Total Collateral Invested for Securities on Loan
(Cost $5,787,449)			5,787,449

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $1,971,965,920 and the unrealized appreciation and depreciation were $529,718,002 and ($13,725,963), respectively, with a net unrealized appreciation of $515,992,039.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,993,542.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 23

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,486,772,686	$—	$—	$2,486,772,686
Other Investment Companies[1]	1,185,273	—	—	1,185,273

Total	$2,487,957,959	$—	$—	$2,487,957,959

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,787,449	$—	$—	$5,787,449

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

24 See financial notes

 Schwab U.S. Large-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $2,929,146)		$4,145,978
Investments in unaffiliated issuers, at value (cost $1,968,345,359) including securities on loan of $5,993,542	+	2,483,811,981

Total investments, at value (cost $1,971,274,505)		2,487,957,959
Collateral invested for securities on loan		5,787,449
Receivables:
Fund shares sold		6,679,193
Dividends		5,060,124
Foreign tax reclaims		7,921
Income from securities on loan	+	6,944

Total assets		2,505,499,590

Liabilities

Collateral held for securities on loan		5,787,449
Payables:
Investments bought		6,877,910
Investment adviser fees	+	8,212

Total liabilities		12,673,571

Net Assets

Total assets		2,505,499,590
Total liabilities	—	12,673,571

Net assets		$2,492,826,019

Net Assets by Source
Capital received from investors		1,958,509,383
Net investment income not yet distributed		8,000,978
Net realized capital gains		9,443,603
Net unrealized capital appreciation		516,872,055

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,492,826,019		55,850,000		$44.63

See financial notes 25

 Schwab U.S. Large-Cap ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$17,398
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,308)		21,954,302
Interest		1
Securities on loan	+	45,063

Total investment income		22,016,764

Expenses

Investment adviser fees		426,089

Total expenses	−	426,089

Net investment income		21,590,675

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		30,347
Net realized losses on unaffiliated investments		(576,902)
Net realized gains on in-kind redemptions	+	17,440,084

Net realized gains		16,893,529
Net change in unrealized appreciation (depreciation) on affiliated issuer		742,981
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	252,963,476

Net change in unrealized appreciation (depreciation)	+	253,706,457

Net realized and unrealized gains		270,599,986

Increase in net assets resulting from operations		$292,190,661

26 See financial notes

 Schwab U.S. Large-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$21,590,675	$28,040,996
Net realized gains		16,893,529	17,040,438
Net change in unrealized appreciation (depreciation)	+	253,706,457	167,106,932

Increase in net assets resulting from operations		292,190,661	212,188,366

Distributions to Shareholders

Distributions from net investment income		($19,449,955)	($25,323,080)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,700,000	$498,577,531	20,800,000	$771,113,187
Shares redeemed	+	(1,450,000)	(59,774,011)	(1,800,000)	(67,504,590)

Net transactions in fund shares		10,250,000	$438,803,520	19,000,000	$703,608,597

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,600,000	$1,781,281,793	26,600,000	$890,807,910
Total increase	+	10,250,000	711,544,226	19,000,000	890,473,883

End of period		55,850,000	$2,492,826,019	45,600,000	$1,781,281,793

Net investment income not yet distributed			$8,000,978		$5,860,258

See financial notes 27

Schwab U.S. Large-Cap Growth ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	12/9/09[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	39.60		34.05	29.44	24.21	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.26		0.55	0.36	0.27	0.15
Net realized and unrealized gains (losses)	6.81		5.52	4.59	5.20	(0.83)

Total from investment operations	7.07		6.07	4.95	5.47	(0.68)
Less distributions:
Distributions from net investment income	(0.27)		(0.52)	(0.34)	(0.24)	(0.11)

Net asset value at end of period	46.40		39.60	34.05	29.44	24.21

Total return (%)	17.91	[2]	18.02	16.96	22.57	(2.75)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	[3]	0.07	0.13	0.13	0.14 [3,4]
Net investment income (loss)	1.28	[3]	1.55	1.17	0.93	0.86 [3]
Portfolio turnover rate[5]	6	[2]	11	8	10	6 [2]
Net assets, end of period ($ x 1,000)	1,229,726		827,613	475,062	309,155	108,946

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

28 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	930,686,099	1,227,611,220
0.1%		Other Investment Companies	891,773	902,279

99.9%		Total Investments	931,577,872	1,228,513,499
0.2%		Collateral Invested for Securities on Loan	2,980,313	2,980,313
(0	.1)%	Other Assets and Liabilities, Net		(1,768,013)

100.0%		Net Assets		1,229,725,799

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	4,532,077

Banks 0.2%
Other Securities		0.2	1,892,051

Capital Goods 6.6%
Caterpillar, Inc.	85,611	0.7	8,301,699
Danaher Corp.	81,090	0.5	6,202,574
The Boeing Co.	93,280	1.0	12,025,658
Other Securities		4.4	55,016,211

		6.6	81,546,142

Commercial & Professional Services 0.8%
Other Securities		0.8	10,032,898

Consumer Durables & Apparel 2.2%
NIKE, Inc., Class B	100,185	0.6	7,844,485
Other Securities		1.6	19,604,034

		2.2	27,448,519

Consumer Services 2.2%
Starbucks Corp.	101,326	0.6	7,190,093
Other Securities		1.6	20,189,571

		2.2	27,379,664

Diversified Financials 6.1%
American Express Co.	123,499	0.9	11,272,989
Berkshire Hathaway, Inc., Class B *	242,570	2.3	28,084,754
The Charles Schwab Corp. (b)	154,887	0.3	4,106,054
Other Securities		2.6	31,004,207

		6.1	74,468,004

Energy 7.9%
Anadarko Petroleum Corp.	67,337	0.5	5,667,082
EOG Resources, Inc.	36,770	0.6	6,964,973
Halliburton Co.	114,364	0.5	6,518,748
Schlumberger Ltd.	177,550	1.3	16,512,150
Other Securities		5.0	62,030,594

		7.9	97,693,547

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	58,463	0.6	6,828,479
CVS Caremark Corp.	159,620	0.9	11,674,607
Wal-Mart Stores, Inc.	218,360	1.3	16,311,492
Walgreen Co.	116,394	0.6	7,908,972
Other Securities		0.3	2,696,392

		3.7	45,419,942

Food, Beverage & Tobacco 2.2%
PepsiCo, Inc.	206,925	1.3	16,568,485
Other Securities		0.9	9,931,339

		2.2	26,499,824

Health Care Equipment & Services 6.4%
Express Scripts Holding Co. *	108,994	0.7	8,208,338
McKesson Corp.	30,913	0.4	5,473,147
Medtronic, Inc.	133,610	0.6	7,917,729
UnitedHealth Group, Inc.	134,939	0.8	10,426,736
Other Securities		3.9	46,286,687

		6.4	78,312,637

Household & Personal Products 1.0%
Colgate-Palmolive Co.	117,987	0.6	7,413,123
Other Securities		0.4	5,172,300

		1.0	12,585,423

Insurance 0.4%
Other Securities		0.4	4,781,472

Materials 3.2%
Monsanto Co.	71,324	0.6	7,847,067
Other Securities		2.6	31,536,006

		3.2	39,383,073

Media 4.0%
Comcast Corp., Class A	350,860	1.5	18,135,954
Time Warner Cable, Inc.	38,261	0.4	5,369,931

See financial notes 29

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.1	25,072,030

		4.0	48,577,915

Pharmaceuticals, Biotechnology & Life Sciences 11.0%
Amgen, Inc.	101,376	1.0	12,572,651
Biogen Idec, Inc. *	31,832	0.9	10,844,526
Celgene Corp. *	55,381	0.7	8,902,496
Gilead Sciences, Inc. *	205,826	1.4	17,040,335
Johnson & Johnson	380,010	2.8	35,006,521
Thermo Fisher Scientific, Inc.	53,091	0.5	6,611,953
Other Securities		3.7	44,523,272

		11.0	135,501,754

Real Estate 2.8%
Simon Property Group, Inc.	42,158	0.6	6,799,664
Other Securities		2.2	27,304,305

		2.8	34,103,969

Retailing 6.2%
Amazon.com, Inc. *	49,996	1.5	18,103,552
Lowe’s Cos., Inc.	140,785	0.6	7,043,474
priceline.com, Inc. *	6,897	0.8	9,302,949
TJX Cos., Inc.	95,739	0.5	5,884,119
Other Securities		2.8	36,201,260

		6.2	76,535,354

Semiconductors & Semiconductor Equipment 0.7%
Other Securities		0.7	9,186,568

Software & Services 17.9%
Accenture plc, Class A	86,289	0.6	7,192,188
eBay, Inc. *	156,029	0.7	9,169,824
Facebook, Inc., Class A *	220,722	1.2	15,110,628
Google, Inc., Class A *	37,762	3.7	45,905,375
MasterCard, Inc., Class A	139,507	0.9	10,842,484
Microsoft Corp.	1,022,900	3.2	39,187,299
Oracle Corp.	473,290	1.5	18,510,372
Visa, Inc., Class A	68,230	1.3	15,415,886
Other Securities		4.8	58,658,036

		17.9	219,992,092

Technology Hardware & Equipment 9.4%
Apple, Inc.	121,056	5.2	63,704,509
Cisco Systems, Inc.	717,725	1.3	15,646,405
EMC Corp.	276,169	0.6	7,282,577
QUALCOMM, Inc.	227,370	1.4	17,118,687
Other Securities		0.9	12,219,932

		9.4	115,972,110

Telecommunication Services 0.6%
Other Securities		0.6	7,474,176

Transportation 3.7%
FedEx Corp.	40,524	0.4	5,403,065
Union Pacific Corp.	61,730	0.9	11,134,857
United Parcel Service, Inc., Class B	95,794	0.7	9,174,191
Other Securities		1.7	19,529,125

		3.7	45,241,238

Utilities 0.2%
Other Securities		0.2	3,050,771

Total Common Stock
(Cost $930,686,099)			1,227,611,220

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Other Securities		0.0	175,460

Money Market Fund 0.1%
Other Securities		0.1	726,819

Total Other Investment Companies
(Cost $891,773)			902,279

End of Investments.

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	2,980,313	0.2	2,980,313

Total Collateral Invested for Securities on Loan
(Cost $2,980,313)			2,980,313

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $931,896,604 and the unrealized appreciation and depreciation were $301,747,689 and ($5,130,794), respectively, with a net unrealized appreciation of $296,616,895.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,266,090.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered

30 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,227,611,220	$—	$—	$1,227,611,220
Other Investment Companies[1]	902,279	—	—	902,279

Total	$1,228,513,499	$—	$—	$1,228,513,499

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,980,313	$—	$—	$2,980,313

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 31

 Schwab U.S. Large-Cap Growth ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $2,868,352)		$4,106,054
Investments in unaffiliated issuers, at value (cost $928,709,520) including securities on loan of $3,266,090	+	1,224,407,445

Total investments, at value (cost $931,577,872)		1,228,513,499
Collateral invested for securities on loan		2,980,313
Receivables:
Fund shares sold		11,552,643
Dividends		1,368,836
Income from securities on loan		5,697
Foreign tax reclaims	+	4,981

Total assets		1,244,425,969

Liabilities

Collateral held for securities on loan		2,980,313
Payables:
Investments bought		11,712,773
Investment adviser fees	+	7,084

Total liabilities		14,700,170

Net Assets

Total assets		1,244,425,969
Total liabilities	—	14,700,170

Net assets		$1,229,725,799

Net Assets by Source
Capital received from investors		938,874,320
Net investment income not yet distributed		2,392,683
Net realized capital losses		(8,495,479)
Net unrealized capital appreciation		296,954,275

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,229,725,799		26,500,000		$46.40

32 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$16,975
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,280)		6,773,451
Securities on loan	+	35,120

Total investment income		6,825,546

Expenses

Investment adviser fees		354,704

Total expenses	−	354,704

Net investment income		6,470,842

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		2,517
Net realized losses on unaffiliated investments		(79,873)
Net realized gains on in-kind redemptions	+	827,568

Net realized gains		750,212
Net change in unrealized appreciation (depreciation) on affiliated issuer		751,965
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	155,485,480

Net change in unrealized appreciation (depreciation)	+	156,237,445

Net realized and unrealized gains		156,987,657

Increase in net assets resulting from operations		$163,458,499

See financial notes 33

 Schwab U.S. Large-Cap Growth ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$6,470,842	$9,674,413
Net realized gains		750,212	372,254
Net change in unrealized appreciation (depreciation)	+	156,237,445	91,118,212

Increase in net assets resulting from operations		163,458,499	101,164,879

Distributions to Shareholders

Distributions from net investment income		($6,139,960)	($8,617,825)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,650,000	$246,844,633	7,700,000	$287,234,792
Shares redeemed	+	(50,000)	(2,050,274)	(750,000)	(27,230,664)

Net transactions in fund shares		5,600,000	$244,794,359	6,950,000	$260,004,128

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,900,000	$827,612,901	13,950,000	$475,061,719
Total increase	+	5,600,000	402,112,898	6,950,000	352,551,182

End of period		26,500,000	$1,229,725,799	20,900,000	$827,612,901

Net investment income not yet distributed			$2,392,683		$2,061,801

34 See financial notes

Schwab U.S. Large-Cap Value ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	12/9/09[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	36.49		31.24	27.34	24.36	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.51		0.93	0.82	0.70	0.47
Net realized and unrealized gains (losses)	4.15		5.24	3.89	2.99	(0.78)

Total from investment operations	4.66		6.17	4.71	3.69	(0.31)
Less distributions:
Distributions from net investment income	(0.48)		(0.92)	(0.81)	(0.71)	(0.33)

Net asset value at end of period	40.67		36.49	31.24	27.34	24.36

Total return (%)	12.82	[2]	20.06	17.53	15.12	(1.29)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	[3]	0.07	0.13	0.13	0.14 [3,4]
Net investment income (loss)	2.70	[3]	2.73	2.89	2.68	2.98 [3]
Portfolio turnover rate[5]	8	[2]	9	8	7	5 [2]
Net assets, end of period ($ x 1,000)	864,305		700,693	385,791	241,994	84,052

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 35

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	710,050,429	862,106,897
0.1%	Other Investment Companies	654,204	674,486

99.8%	Total Investments	710,704,633	862,781,383
0.1%	Collateral Invested for Securities on Loan	1,172,640	1,172,640
0.1%	Other Assets and Liabilities, Net		351,242

100.0%	Net Assets		864,305,265

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Ford Motor Co.	370,822	0.7	5,706,951
General Motors Co. *	123,083	0.5	4,455,605
Other Securities		1.0	8,967,526

		2.2	19,130,082

Banks 5.4%
The PNC Financial Services Group, Inc.	50,273	0.5	4,111,326
U.S. Bancorp	171,796	0.8	7,067,687
Wells Fargo & Co.	451,829	2.4	20,973,902
Other Securities		1.7	14,883,543

		5.4	47,036,458

Capital Goods 9.6%
3M Co.	60,165	0.9	8,106,031
Emerson Electric Co.	66,344	0.5	4,329,609
General Electric Co.	953,386	2.8	24,282,741
Honeywell International, Inc.	73,810	0.8	6,970,616
Lockheed Martin Corp.	25,309	0.5	4,107,651
United Technologies Corp.	79,409	1.1	9,292,441
Other Securities		3.0	25,643,344

		9.6	82,732,433

Commercial & Professional Services 0.7%
Other Securities		0.7	6,575,695

Consumer Durables & Apparel 0.8%
Other Securities		0.8	6,586,422

Consumer Services 1.7%
McDonald’s Corp.	93,600	1.0	8,906,040
Other Securities		0.7	6,012,516

		1.7	14,918,556

Diversified Financials 9.2%
Bank of America Corp.	1,003,347	1.9	16,585,326
Capital One Financial Corp.	54,238	0.5	3,982,696
Citigroup, Inc.	286,091	1.6	13,912,605
JPMorgan Chase & Co.	354,354	2.3	20,134,394
Morgan Stanley	130,094	0.5	4,006,895
The Goldman Sachs Group, Inc.	39,648	0.8	6,599,410
Other Securities		1.6	14,488,935

		9.2	79,710,261

Energy 11.5%
Chevron Corp.	181,275	2.4	20,906,446
ConocoPhillips	115,242	0.9	7,663,593
Exxon Mobil Corp.	411,736	4.6	39,637,825
Occidental Petroleum Corp.	75,790	0.8	7,315,251
Phillips 66	56,491	0.5	4,228,916
Other Securities		2.3	19,581,629

		11.5	99,333,660

Food & Staples Retailing 0.6%
Other Securities		0.6	5,060,972

Food, Beverage & Tobacco 7.4%
Altria Group, Inc.	188,137	0.8	6,821,848
Mondelez International, Inc., Class A	165,268	0.7	5,624,070
Philip Morris International, Inc.	150,714	1.4	12,194,270
The Coca-Cola Co.	357,244	1.6	13,646,721
Other Securities		2.9	26,119,256

		7.4	64,406,165

Health Care Equipment & Services 2.3%
Abbott Laboratories	145,416	0.7	5,784,649
Other Securities		1.6	14,528,555

		2.3	20,313,204

Household & Personal Products 3.0%
Kimberly-Clark Corp.	35,847	0.5	3,955,716
The Procter & Gamble Co.	256,235	2.3	20,155,445
Other Securities		0.2	1,769,550

		3.0	25,880,711

Insurance 5.8%
American International Group, Inc.	138,500	0.8	6,893,145
MetLife, Inc.	105,609	0.6	5,351,208
Other Securities		4.4	37,628,682

		5.8	49,873,035

36 See financial notes

 Schwab U.S. Large-Cap Value ETF

	Number	% of Net	Value
Security	of Shares	Assets	($)
Materials 4.1%
E.I. du Pont de Nemours & Co.	87,096	0.7	5,802,336
The Dow Chemical Co.	114,093	0.6	5,557,470
Other Securities		2.8	23,822,266

		4.1	35,182,072

Media 3.8%
The Walt Disney Co.	153,734	1.4	12,423,244
Time Warner, Inc.	85,250	0.7	5,722,832
Twenty-First Century Fox, Inc., Class A	184,401	0.7	6,184,810
Other Securities		1.0	8,257,209

		3.8	32,588,095

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	149,648	0.9	7,618,580
Bristol-Myers Squibb Co.	154,858	1.0	8,326,715
Eli Lilly & Co.	93,577	0.6	5,578,125
Merck & Co., Inc.	274,859	1.8	15,664,214
Pfizer, Inc.	610,980	2.3	19,618,568
Other Securities		0.3	3,263,830

		6.9	60,070,032

Real Estate 2.6%
Other Securities		2.6	22,145,072

Retailing 2.8%
The Home Depot, Inc.	132,471	1.3	10,866,596
Other Securities		1.5	13,087,226

		2.8	23,953,822

Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	467,612	1.3	11,578,073
Texas Instruments, Inc.	102,963	0.5	4,629,216
Other Securities		1.6	13,186,981

		3.4	29,394,270

Software & Services 3.3%
International Business Machines Corp.	96,244	2.1	17,821,501
Other Securities		1.2	10,530,384

		3.3	28,351,885

Technology Hardware & Equipment 2.1%
Hewlett-Packard Co.	181,543	0.6	5,424,505
Other Securities		1.5	12,408,435

		2.1	17,832,940

Telecommunication Services 4.4%
AT&T, Inc.	495,552	1.8	15,822,975
Verizon Communications, Inc.	389,533	2.1	18,533,980
Other Securities		0.5	3,357,812

		4.4	37,714,767

Transportation 0.3%
Other Securities		0.3	2,679,912

Utilities 5.8%
Duke Energy Corp.	66,603	0.5	4,720,821
Other Securities		5.3	45,915,555

		5.8	50,636,376

Total Common Stock
(Cost $710,050,429)			862,106,897

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Other Securities		0.0	189,360

Money Market Fund 0.1%
Other Securities		0.1	485,126

Total Other Investment Companies
(Cost $654,204)			674,486

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	1,172,640	0.1	1,172,640

Total Collateral Invested for Securities on Loan
(Cost $1,172,640)			1,172,640

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $711,333,961 and the unrealized appreciation and depreciation were $156,148,641 and ($4,701,219), respectively, with a net unrealized appreciation $151,447,442.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,128,282.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

See financial notes 37

 Schwab U.S. Large-Cap Value ETF

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$862,106,897	$—	$—	$862,106,897
Other Investment Companies[1]	674,486	—	—	674,486

Total	$862,781,383	$—	$—	$862,781,383

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,172,640	$—	$—	$1,172,640

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

38 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $710,704,633) including securities on loan of $1,128,282		$862,781,383
Collateral invested for securities on loan		1,172,640
Receivables:
Dividends		2,542,027
Foreign tax reclaims		1,934
Income from securities on loan	+	634

Total assets		866,498,618

Liabilities

Collateral held for securities on loan		1,172,640
Payables:
Investments bought		1,015,717
Investment adviser fees	+	4,996

Total liabilities		2,193,353

Net Assets

Total assets		866,498,618
Total liabilities	—	2,193,353

Net assets		$864,305,265

Net Assets by Source
Capital received from investors		698,456,035
Net investment income not yet distributed		3,776,161
Net realized capital gains		9,895,200
Net unrealized capital appreciation		152,177,869

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$864,305,265		21,250,000		$40.67

See financial notes 39

 Schwab U.S. Large-Cap Value ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $1,451)		$10,713,521
Securities on loan	+	4,777

Total investment income		10,718,298

Expenses

Investment adviser fees		271,346

Total expenses	−	271,346

Net investment income		10,446,952

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,535,442)
Net realized gains on in-kind redemptions	+	14,077,080

Net realized gains		12,541,638
Net change in unrealized appreciation (depreciation) on investments	+	68,683,109

Net realized and unrealized gains		81,224,747

Increase in net assets resulting from operations		$91,671,699

40 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$10,446,952	$14,394,685
Net realized gains		12,541,638	16,349,174
Net change in unrealized appreciation (depreciation)	+	68,683,109	52,823,018

Increase in net assets resulting from operations		91,671,699	83,566,877

Distributions to Shareholders

Distributions from net investment income		($9,428,860)	($13,282,460)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,250,000	$128,240,880	9,400,000	$328,362,220
Shares redeemed	+	(1,200,000)	(46,871,473)	(2,550,000)	(83,744,269)

Net transactions in fund shares		2,050,000	$81,369,407	6,850,000	$244,617,951

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,200,000	$700,693,019	12,350,000	$385,790,651
Total increase	+	2,050,000	163,612,246	6,850,000	314,902,368

End of period		21,250,000	$864,305,265	19,200,000	$700,693,019

Net investment income not yet distributed			$3,776,161		$2,758,069

See financial notes 41

Schwab U.S. Mid-Cap ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	1/12/11[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11

Per-Share Data ($)

Net asset value at beginning of period	32.94		26.56	23.75	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.51	0.37	0.18
Net realized and unrealized gains (losses)	5.86		6.40	2.77	(1.29)

Total from investment operations	6.15		6.91	3.14	(1.11)
Less distributions:
Distributions from net investment income	(0.24)		(0.53)	(0.33)	(0.14)

Net asset value at end of period	38.85		32.94	26.56	23.75

Total return (%)	18.72	[2]	26.27	13.32	(4.49)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	[3]	0.07	0.13	0.13 [3]
Net investment income (loss)	1.70	[3]	1.70	1.53	1.18 [3]
Portfolio turnover rate[4]	6	[2]	25	19	9 [2]
Net assets, end of period ($ x 1,000)	1,014,074		611,081	205,840	79,550

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

42 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	839,627,426	1,013,089,005
0.0%		Other Investment Companies	344,583	346,617

99.9%		Total Investments	839,972,009	1,013,435,622
1.5%		Collateral Invested for Securities on Loan	15,088,468	15,088,468
(1	.4)%	Other Assets and Liabilities, Net		(14,450,400)

100.0%		Net Assets		1,014,073,690

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
TRW Automotive Holdings Corp. *	49,455	0.4	4,071,136
Other Securities		1.1	11,633,406

		1.5	15,704,542

Banks 3.9%
Huntington Bancshares, Inc.	357,847	0.3	3,410,282
Other Securities		3.6	35,909,990

		3.9	39,320,272

Capital Goods 12.5%
B/E Aerospace, Inc. *	42,115	0.3	3,548,189
Chicago Bridge & Iron Co. N.V.	45,062	0.4	3,793,770
Jacobs Engineering Group, Inc. *	56,484	0.3	3,425,755
Masco Corp.	150,625	0.3	3,517,094
Pall Corp.	47,371	0.4	4,073,906
TransDigm Group, Inc.	21,402	0.4	3,812,552
United Rentals, Inc. *	39,974	0.3	3,531,303
Other Securities		10.1	101,349,830

		12.5	127,052,399

Commercial & Professional Services 2.8%
Equifax, Inc.	52,310	0.4	3,664,839
Other Securities		2.4	25,140,052

		2.8	28,804,891

Consumer Durables & Apparel 5.0%
Mohawk Industries, Inc. *	26,203	0.4	3,708,511
Newell Rubbermaid, Inc.	121,901	0.4	3,914,241
Polaris Industries, Inc.	27,448	0.4	3,678,855
Under Armour, Inc., Class A *	33,624	0.4	3,804,556
Other Securities		3.4	35,452,252

		5.0	50,558,415

Consumer Services 3.0%
H&R Block, Inc.	115,904	0.4	3,667,203
MGM Resorts International *	143,028	0.4	3,940,421
Other Securities		2.2	23,053,424

		3.0	30,661,048

Diversified Financials 2.5%
Other Securities		2.5	25,375,630

Energy 6.6%
Cheniere Energy, Inc. *	92,941	0.5	4,594,074
Cimarex Energy Co.	37,175	0.4	4,301,519
Core Laboratories N.V.	19,153	0.4	3,601,722
Helmerich & Payne, Inc.	45,809	0.4	4,523,639
Oceaneering International, Inc.	46,466	0.3	3,326,036
Whiting Petroleum Corp. *	50,381	0.3	3,461,679
Other Securities		4.3	43,323,573

		6.6	67,132,242

Food & Staples Retailing 0.7%
Safeway, Inc.	102,752	0.4	3,848,063
Other Securities		0.3	2,778,650

		0.7	6,626,713

Food, Beverage & Tobacco 1.1%
Other Securities		1.1	10,898,500

Health Care Equipment & Services 4.1%
Other Securities		4.1	41,939,978

Household & Personal Products 0.8%
Other Securities		0.8	8,074,081

Insurance 5.8%
Fidelity National Financial, Inc., Class A	115,729	0.4	3,826,001
Markel Corp. *	5,961	0.3	3,445,458
Other Securities		5.1	51,310,702

		5.8	58,582,161

Materials 7.5%
Rock-Tenn Co., Class A	30,574	0.3	3,412,670
Vulcan Materials Co.	55,603	0.4	3,777,112
W.R. Grace & Co. *	32,949	0.3	3,339,052

See financial notes 43

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		6.5	65,399,077

		7.5	75,927,911

Media 1.5%
Other Securities		1.5	15,363,548

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
BioMarin Pharmaceutical, Inc. *	60,917	0.5	4,934,277
Endo Health Solutions, Inc. *	57,512	0.5	4,590,608
Incyte Corp., Ltd. *	61,950	0.4	3,980,907
Jazz Pharmaceuticals plc *	22,291	0.3	3,387,006
Pharmacyclics, Inc. *	28,455	0.4	3,945,570
Other Securities		3.0	30,494,115

		5.1	51,332,483

Real Estate 9.1%
CBRE Group, Inc., Class A *	119,453	0.3	3,338,711
Realty Income Corp. (a)	87,077	0.4	3,867,960
SL Green Realty Corp.	40,235	0.4	3,996,543
Other Securities		8.0	80,809,311

		9.1	92,012,525

Retailing 4.4%
Advance Auto Parts, Inc.	31,031	0.4	3,952,108
LKQ Corp. *	127,378	0.4	3,552,572
Signet Jewelers Ltd.	34,452	0.3	3,291,889
Tractor Supply Co.	59,198	0.4	4,177,011
Other Securities		2.9	29,907,339

		4.4	44,880,919

Semiconductors & Semiconductor Equipment 2.2%
Lam Research Corp. *	68,397	0.3	3,538,177
Other Securities		1.9	18,780,819

		2.2	22,318,996

Software & Services 8.2%
Akamai Technologies, Inc. *	76,449	0.5	4,673,327
Computer Sciences Corp.	62,477	0.4	3,948,546
Electronic Arts, Inc. *	133,857	0.4	3,826,972
FleetCor Technologies, Inc. *	31,193	0.4	4,052,906
Splunk, Inc. *	36,485	0.3	3,383,984
Other Securities		6.2	63,683,393

		8.2	83,569,128

Technology Hardware & Equipment 3.5%
Harris Corp.	45,001	0.3	3,321,974
Trimble Navigation Ltd. *	110,523	0.4	4,216,452
Other Securities		2.8	28,224,157

		3.5	35,762,583

Telecommunication Services 1.0%
Other Securities		1.0	9,687,871

Transportation 2.0%
Other Securities		2.0	20,183,413

Utilities 5.1%
American Water Works Co., Inc.	75,753	0.3	3,396,765
NRG Energy, Inc.	138,618	0.4	4,029,625
Other Securities		4.4	43,892,366

		5.1	51,318,756

Total Common Stock
(Cost $839,627,426)			1,013,089,005

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
Other Securities		0.0	12,520

Money Market Fund 0.0%
Other Securities		0.0	334,097

Total Other Investment Companies
(Cost $344,583)			346,617

End of Investments.

Collateral Invested for Securities on Loan 1.5% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	15,088,468	1.5	15,088,468

Total Collateral Invested for Securities on Loan
(Cost $15,088,468)			15,088,468

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $840,547,808 and the unrealized appreciation and depreciation were $180,425,769 and ($7,537,955), respectively, with a net unrealized appreciation of $172,887,814.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,414,185.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

44 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,013,089,005	$—	$—	$1,013,089,005
Other Investment Companies[1]	346,617	—	—	346,617

Total	$1,013,435,622	$—	$—	$1,013,435,622

Other Financial Instruments
Collateral Invested for Securities on Loan	$15,088,468	$—	$—	$15,088,468

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

See financial notes 45

 Schwab U.S. Mid-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $839,972,009) including securities on loan of $16,414,185		$1,013,435,622
Collateral invested for securities on loan		15,088,468
Receivables:
Investments sold		123,971
Fund shares sold		7,768,296
Dividends		1,116,767
Income from securities on loan	+	23,639

Total assets		1,037,556,763

Liabilities

Collateral held for securities on loan		15,088,468
Payables:
Investments bought		8,388,769
Investment adviser fees		5,836

Total liabilities		23,483,073

Net Assets

Total assets		1,037,556,763
Total liabilities	—	23,483,073

Net assets		$1,014,073,690

Net Assets by Source
Capital received from investors		833,719,751
Net investment income not yet distributed		2,731,265
Net realized capital gains		3,891,266
Net unrealized capital appreciation		173,731,408

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,014,073,690		26,100,000		$38.85

46 See financial notes

 Schwab U.S. Mid-Cap ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $2,673)		$6,836,907
Securities on loan	+	134,788

Total investment income		6,971,695

Expenses

Investment adviser fees		275,536

Total expenses	−	275,536

Net investment income		6,696,159

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,675,112)
Net realized gains on in-kind redemptions	+	14,277,774

Net realized gains		12,602,662
Net change in unrealized appreciation (depreciation) on investments	+	112,835,918

Net realized and unrealized gains		125,438,580

Increase in net assets resulting from operations		$132,134,739

See financial notes 47

 Schwab U.S. Mid-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$6,696,159	$6,975,894
Net realized gains		12,602,662	20,516,426
Net change in unrealized appreciation (depreciation)	+	112,835,918	59,061,955

Increase in net assets resulting from operations		132,134,739	86,554,275

Distributions to Shareholders

Distributions from net investment income		($4,951,300)	($6,489,136)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,150,000	$331,658,755	14,550,000	$441,831,535
Shares redeemed	+	(1,600,000)	(55,849,680)	(3,750,001)	(116,655,372)

Net transactions in fund shares		7,550,000	$275,809,075	10,799,999	$325,176,163

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,550,000	$611,081,176	7,750,001	$205,839,874
Total increase	+	7,550,000	402,992,514	10,799,999	405,241,302

End of period		26,100,000	$1,014,073,690	18,550,000	$611,081,176

Net investment income not yet distributed			$2,731,265		$986,406

48 See financial notes

Schwab U.S. Small-Cap ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	2/28/14*		8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	45.71		36.55	32.34	26.48	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.41		0.74	0.49	0.39	0.23
Net realized and unrealized gains (losses)	8.22		9.18	4.16	5.86	1.45	[2]

Total from investment operations	8.63		9.92	4.65	6.25	1.68
Less distributions:
Distributions from net investment income	(0.32)		(0.76)	(0.44)	(0.39)	(0.20)

Net asset value at end of period	54.02		45.71	36.55	32.34	26.48

Total return (%)	18.93	[3]	27.47	14.52	23.55	6.67	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.08	[4]	0.09 [5]	0.13	0.13	0.14	[4,6]
Net investment income (loss)	1.68	[4]	1.74	1.44	1.17	1.05	[4]
Portfolio turnover rate[7]	8	[3]	22	12	11	8	[3]
Net assets, end of period ($ x 1,000)	2,074,403		1,446,857	641,516	462,523	193,310

* Unaudited.
1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective September 20, 2012, the annual operating expense ratio was reduced to 0.10%. On March 11, 2013, the rate was further reduced to 0.08%. The ratio presented for the period ended 8/31/13 is a blended ratio.
6 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
7 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 49

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,633,540,681	2,071,006,614
0.1%		Other Investment Companies	1,046,027	1,069,775
0.0%		Rights	—	—
0.0%		Warrants	—	—

99.9%		Total Investments	1,634,586,708	2,072,076,389
2.6%		Collateral Invested for Securities on Loan	53,197,518	53,197,518
(2	.5)%	Other Assets and Liabilities, Net		(50,870,619)

100.0%		Net Assets		2,074,403,288

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Gentex Corp.	123,960	0.2	3,888,625
The Goodyear Tire & Rubber Co.	211,469	0.3	5,682,172
Other Securities		1.0	20,580,424

		1.5	30,151,221

Banks 7.8%
East West Bancorp, Inc.	122,492	0.2	4,371,739
Signature Bank *	40,505	0.3	5,303,320
SVB Financial Group *	39,168	0.2	4,931,643
Other Securities		7.1	148,167,187

		7.8	162,773,889

Capital Goods 11.0%
Acuity Brands, Inc.	36,700	0.2	5,176,535
Allegion plc *	77,481	0.2	4,211,092
Graco, Inc.	52,693	0.2	4,111,635
Huntington Ingalls Industries, Inc.	42,700	0.2	4,326,791
Terex Corp.	95,602	0.2	4,257,157
The Middleby Corp. *	16,400	0.2	4,863,584
Trinity Industries, Inc.	65,759	0.2	4,722,154
Other Securities		9.6	195,543,948

		11.0	227,212,896

Commercial & Professional Services 3.0%
Pitney Bowes, Inc.	173,385	0.2	4,412,648
Other Securities		2.8	57,117,401

		3.0	61,530,049

Consumer Durables & Apparel 2.5%
Harman International Industries, Inc.	57,305	0.3	6,001,553
Other Securities		2.2	46,846,888

		2.5	52,848,441

Consumer Services 3.9%
Domino’s Pizza, Inc.	47,813	0.2	3,780,096
Other Securities		3.7	77,477,338

		3.9	81,257,434

Diversified Financials 2.6%
CBOE Holdings, Inc.	75,404	0.2	4,074,078
E*TRADE Financial Corp. *	246,768	0.3	5,544,877
Waddell & Reed Financial, Inc., Class A	72,585	0.2	5,059,175
Other Securities		1.9	39,307,321

		2.6	53,985,451

Energy 5.7%
Dril-Quip, Inc. *	35,429	0.2	3,810,743
Energen Corp.	61,333	0.2	4,933,627
Gulfport Energy Corp. *	72,324	0.2	4,780,616
Other Securities		5.1	104,815,510

		5.7	118,340,496

Food & Staples Retailing 0.9%
Rite Aid Corp. *	758,272	0.2	4,997,012
Other Securities		0.7	13,931,718

		0.9	18,928,730

Food, Beverage & Tobacco 1.7%
The WhiteWave Foods Co., Class A *	148,742	0.2	4,209,399
Other Securities		1.5	30,244,029

		1.7	34,453,428

Health Care Equipment & Services 5.6%
athenahealth, Inc. *	31,644	0.3	6,134,822
Other Securities		5.3	110,265,899

		5.6	116,400,721

Household & Personal Products 0.5%
Nu Skin Enterprises, Inc., Class A	50,381	0.2	4,207,821
Other Securities		0.3	5,424,692

		0.5	9,632,513

Insurance 3.2%
Assurant, Inc.	61,792	0.2	4,055,409

50 See financial notes

 Schwab U.S. Small-Cap ETF

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		3.0	61,750,057

		3.2	65,805,466

Materials 5.7%
Other Securities		5.7	118,161,675

Media 1.4%
Other Securities		1.4	29,213,851

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Alkermes plc *	123,041	0.3	5,988,405
Cubist Pharmaceuticals, Inc. *	63,781	0.2	5,071,865
Isis Pharmaceuticals, Inc. *	100,388	0.2	5,119,788
Jazz Pharmaceuticals plc *	44,697	0.3	6,791,486
Salix Pharmaceuticals Ltd. *	53,023	0.3	5,722,242
United Therapeutics Corp. *	39,460	0.2	4,002,033
Other Securities		5.1	104,679,852

		6.6	137,375,671

Real Estate 9.4%
American Realty Capital Properties, Inc. REIT	492,888	0.3	7,240,525
Mid-America Apartment Communities, Inc.	64,331	0.2	4,351,349
NorthStar Realty Finance Corp.	265,641	0.2	4,120,092
Starwood Property Trust, Inc.	166,001	0.2	3,987,344
Other Securities		8.5	176,173,311

		9.4	195,872,621

Retailing 4.3%
Liberty Ventures, Series A *	30,322	0.2	4,321,188
Other Securities		4.1	84,195,364

		4.3	88,516,552

Semiconductors & Semiconductor Equipment 3.3%
SunEdison, Inc. *	206,612	0.2	3,793,396
Other Securities		3.1	64,320,267

		3.3	68,113,663

Software & Services 8.6%
Broadridge Financial Solutions, Inc.	102,350	0.2	3,864,736
CoStar Group, Inc. *	24,588	0.2	4,943,171
Pandora Media, Inc. *	138,016	0.2	5,164,559
PTC, Inc. *	102,699	0.2	4,037,098
Splunk, Inc. *	74,258	0.3	6,887,429
Ultimate Software Group, Inc. *	23,730	0.2	3,939,180
Yelp, Inc. *	48,875	0.2	4,614,777
Other Securities		7.1	145,781,020

		8.6	179,231,970

Technology Hardware & Equipment 5.0%
Ingram Micro, Inc., Class A *	130,631	0.2	3,847,083
Other Securities		4.8	100,161,076

		5.0	104,008,159

Telecommunication Services 0.5%
Other Securities		0.5	11,418,890

Transportation 2.5%
Alaska Air Group, Inc.	60,016	0.3	5,199,786
American Airlines Group, Inc. *	164,972	0.3	6,092,416
Avis Budget Group, Inc. *	92,767	0.2	4,359,121
Other Securities		1.7	35,370,378

		2.5	51,021,701

Utilities 2.6%
Atmos Energy Corp.	84,417	0.2	3,891,624
Other Securities		2.4	50,859,502

		2.6	54,751,126

Total Common Stock
(Cost $1,633,540,681)			2,071,006,614

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Other Securities		0.1	587,600

Money Market Fund 0.0%
Other Securities		0.0	482,175

Total Other Investment Companies
(Cost $1,046,027)			1,069,775

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

End of Investments.

Collateral Invested for Securities on Loan 2.6% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	53,197,518	2.6	53,197,518

Total Collateral Invested for Securities on Loan
(Cost $53,197,518)			53,197,518

End of Collateral Invested for Securities on Loan

See financial notes 51

 Schwab U.S. Small-Cap ETF

At 02/28/14, the tax basis cost of the fund’s investments was $1,636,914,482 and the unrealized appreciation and depreciation were $473,286,641 and ($38,124,734), respectively, with a net unrealized appreciation of $435,161,907.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $52,369,818.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,071,006,614	$—	$—	$2,071,006,614
Other Investment Companies[1]	1,069,775	—	—	1,069,775
Rights[1]	—	—	—	—
Warrants[1]	—	—	—	—

Total	$2,072,076,389	$—	$—	$2,072,076,389

Other Financial Instruments
Collateral Invested for Securities on Loan	$53,197,518	$—	$—	$53,197,518

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

52 See financial notes

 Schwab U.S. Small-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $1,634,586,708) including securities on loan of $52,369,818		$2,072,076,389
Collateral invested for securities on loan		53,197,518
Receivables:
Investments sold		753,736
Fund shares sold		21,599,814
Dividends		1,811,043
Income from securities on loan	+	175,003

Total assets		2,149,613,503

Liabilities

Collateral held for securities on loan		53,197,518
Payables:
Investments bought		21,999,022
Investment adviser fees	+	13,675

Total liabilities		75,210,215

Net Assets

Total assets		2,149,613,503
Total liabilities	—	75,210,215

Net assets		$2,074,403,288

Net Assets by Source
Capital received from investors		1,625,384,984
Net investment income not yet distributed		5,165,052
Net realized capital gains		5,089,480
Net unrealized capital appreciation		438,763,772

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,074,403,288		38,400,000		$54.02

See financial notes 53

 Schwab U.S. Small-Cap ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $1,134)		$14,226,386
Securities on loan	+	954,544

Total investment income		15,180,930

Expenses

Investment adviser fees		689,602

Total expenses	−	689,602

Net investment income		14,491,328

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,742,193)
Net realized gains on in-kind redemptions	+	24,550,772

Net realized gains		21,808,579
Net change in unrealized appreciation (depreciation) on investments	+	253,070,658

Net realized and unrealized gains		274,879,237

Increase in net assets resulting from operations		$289,370,565

54 See financial notes

 Schwab U.S. Small-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$14,491,328	$17,041,896
Net realized gains		21,808,579	39,537,428
Net change in unrealized appreciation (depreciation)	+	253,070,658	163,291,817

Increase in net assets resulting from operations		289,370,565	219,871,141

Distributions to Shareholders

Distributions from net investment income		($10,806,850)	($16,364,820)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,150,000	$415,665,883	19,050,000	$801,652,843
Shares redeemed	+	(1,400,000)	(66,682,894)	(4,950,000)	(199,818,780)

Net transactions in fund shares		6,750,000	$348,982,989	14,100,000	$601,834,063

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,650,000	$1,446,856,584	17,550,000	$641,516,200
Total increase	+	6,750,000	627,546,704	14,100,000	805,340,384

End of period		38,400,000	$2,074,403,288	31,650,000	$1,446,856,584

Net investment income not yet distributed			$5,165,052		$1,480,574

See financial notes 55

Schwab U.S. Dividend Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–		9/1/12–	10/19/11[1]–
	2/28/14*		8/31/13	8/31/12

Per-Share Data ($)

Net asset value at beginning of period	33.00		28.58	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.47		0.91	0.62
Net realized and unrealized gains (losses)	3.40		4.40	3.43

Total from investment operations	3.87		5.31	4.05
Less distributions:
Distributions from net investment income	(0.48)		(0.89)	(0.47)

Net asset value at end of period	36.39		33.00	28.58

Total return (%)	11.78	[2]	18.93	16.31	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	[3]	0.07	0.17	[3]
Net investment income (loss)	2.85	[3]	3.09	3.19	[3]
Portfolio turnover rate[4]	3	[2]	13	17	[2]
Net assets, end of period ($ x 1,000)	1,591,879		1,141,690	504,464

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

56 See financial notes

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,376,447,948	1,586,306,247
0.1%	Other Investment Companies	772,335	818,951

99.7%	Total Investments	1,377,220,283	1,587,125,198
0.3%	Other Assets and Liabilities, Net		4,753,597

100.0%	Net Assets		1,591,878,795

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.6% of net assets

Banks 0.0%
Other Securities		0.0	468,804

Capital Goods 17.9%
3M Co.	293,966	2.5	39,606,039
Eaton Corp. plc	218,046	1.0	16,290,217
Emerson Electric Co.	323,124	1.3	21,087,072
General Dynamics Corp.	153,907	1.1	16,858,973
Honeywell International, Inc.	360,653	2.1	34,060,069
Illinois Tool Works, Inc.	187,705	1.0	15,485,663
Lockheed Martin Corp.	123,398	1.3	20,027,495
Northrop Grumman Corp.	101,604	0.8	12,297,132
Raytheon Co.	147,026	0.9	14,395,316
Rockwell Automation, Inc.	63,636	0.5	7,817,046
The Boeing Co.	317,764	2.6	40,966,135
United Technologies Corp.	387,963	2.8	45,399,430

		17.9	284,290,587

Commercial & Professional Services 0.5%
Waste Management, Inc.	201,123	0.5	8,346,605

Consumer Durables & Apparel 1.0%
Other Securities		1.0	15,633,153

Consumer Services 3.2%
McDonald’s Corp.	457,178	2.7	43,500,487
Other Securities		0.5	8,153,110

		3.2	51,653,597

Diversified Financials 1.5%
McGraw Hill Financial, Inc.	124,764	0.6	9,938,700
T. Rowe Price Group, Inc.	119,481	0.6	9,698,273
Other Securities		0.3	3,938,314

		1.5	23,575,287

Energy 12.2%
Chevron Corp.	574,247	4.2	66,227,907
ConocoPhillips	562,945	2.4	37,435,842
Exxon Mobil Corp.	743,625	4.5	71,588,779
The Williams Cos., Inc.	313,644	0.8	12,953,497
Other Securities		0.3	6,163,059

		12.2	194,369,084

Food & Staples Retailing 5.8%
Sysco Corp.	267,510	0.6	9,635,710
Wal-Mart Stores, Inc.	743,074	3.5	55,507,628
Walgreen Co.	399,616	1.7	27,153,907

		5.8	92,297,245

Food, Beverage & Tobacco 12.4%
Altria Group, Inc.	919,356	2.1	33,335,849
General Mills, Inc.	291,818	0.9	14,599,654
PepsiCo, Inc.	704,393	3.5	56,400,747
Reynolds American, Inc.	143,943	0.5	7,316,623
The Coca-Cola Co.	1,745,553	4.2	66,680,125
Other Securities		1.2	18,540,258

		12.4	196,873,256

Health Care Equipment & Services 3.5%
Baxter International, Inc.	249,535	1.1	17,342,683
Becton Dickinson & Co.	89,173	0.6	10,274,513
Medtronic, Inc.	459,161	1.7	27,209,881
Other Securities		0.1	1,385,682

		3.5	56,212,759

Household & Personal Products 6.9%
Colgate-Palmolive Co.	403,144	1.6	25,329,537
Kimberly-Clark Corp.	175,393	1.2	19,354,618
The Procter & Gamble Co.	834,333	4.1	65,628,634

		6.9	110,312,789

Insurance 1.3%
Aflac, Inc.	214,491	0.9	13,744,583
Other Securities		0.4	6,465,561

		1.3	20,210,144

Materials 3.5%
Air Products & Chemicals, Inc.	96,676	0.7	11,728,732
E.I. du Pont de Nemours & Co.	425,767	1.8	28,364,598
International Paper Co.	203,949	0.6	9,971,067
Other Securities		0.4	5,933,820

		3.5	55,998,217

See financial notes 57

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 0.2%
Other Securities		0.2	3,910,855

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Bristol-Myers Squibb Co.	756,618	2.5	40,683,350
Eli Lilly & Co.	454,929	1.7	27,118,318
Johnson & Johnson	752,946	4.4	69,361,385

		8.6	137,163,053

Retailing 4.1%
The Home Depot, Inc.	646,918	3.3	53,066,683
Other Securities		0.8	12,558,185

		4.1	65,624,868

Semiconductors & Semiconductor Equipment 6.3%
Intel Corp.	2,285,654	3.6	56,592,793
Texas Instruments, Inc.	503,551	1.4	22,639,653
Other Securities		1.3	20,670,354

		6.3	99,902,800

Software & Services 6.3%
Automatic Data Processing, Inc.	220,919	1.1	17,183,080
Microsoft Corp.	1,863,584	4.5	71,393,903
Other Securities		0.7	11,219,971

		6.3	99,796,954

Technology Hardware & Equipment 0.3%
Other Securities		0.3	4,147,900

Telecommunication Services 0.5%
CenturyLink, Inc.	270,563	0.5	8,457,799

Transportation 1.9%
CSX Corp.	465,099	0.8	12,887,893
Norfolk Southern Corp.	141,945	0.8	13,046,165
Other Securities		0.3	3,597,062

		1.9	29,531,120

Utilities 1.7%
PPL Corp.	290,855	0.6	9,391,708
Other Securities		1.1	18,137,663

		1.7	27,529,371

Total Common Stock
(Cost $1,376,447,948)			1,586,306,247

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Other Securities		0.0	374,850

Money Market Fund 0.1%
Other Securities		0.1	444,101

Total Other Investment Companies
(Cost $772,335)			818,951

End of Investments.

At 02/28/14, the tax basis cost of the fund’s investments was $1,377,350,202 and the unrealized appreciation and depreciation were $215,722,641 and ($5,947,645), respectively, with a net unrealized appreciation of $209,774,996.

For the following notes, please refer to the complete schedule of portfolio holdings.

ETF —	Exchange Traded Fund

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,586,306,247	$—	$—	$1,586,306,247
Other Investment Companies[1]	818,951	—	—	818,951

Total	$1,587,125,198	$—	$—	$1,587,125,198

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the year ended February 28, 2014.

58 See financial notes

 Schwab U.S. Dividend Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2014; unaudited

Assets

Investments, at value (cost $1,377,220,283)		$1,587,125,198
Receivables:
Fund shares sold		14,528,490
Dividends	+	6,022,753

Total assets		1,607,676,441

Liabilities

Payables:
Investments bought		15,788,548
Investment adviser fees	+	9,098

Total liabilities		15,797,646

Net Assets

Total assets		1,607,676,441
Total liabilities	—	15,797,646

Net assets		$1,591,878,795

Net Assets by Source
Capital received from investors		1,362,550,737
Net investment income not yet distributed		7,309,603
Net realized capital gains		12,113,540
Net unrealized capital appreciation		209,904,915

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,591,878,795		43,750,001		$36.39

See financial notes 59

 Schwab U.S. Dividend Equity ETF

Statement of
Operations
For the period September 1, 2013 through February 28, 2014; unaudited

Investment Income

Dividends		$20,043,657

Expenses

Investment adviser fees		480,603

Total expenses	−	480,603

Net investment income		19,563,054

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(581,313)
Net realized gains on in-kind redemptions	+	16,085,728

Net realized gains		15,504,415
Net change in unrealized appreciation (depreciation) on investments	+	108,431,060

Net realized and unrealized gains		123,935,475

Increase in net assets resulting from operations		$143,498,529

60 See financial notes

 Schwab U.S. Dividend Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/13-2/28/14			9/1/12-8/31/13
Net investment income		$19,563,054	$24,058,072
Net realized gains		15,504,415	16,571,413
Net change in unrealized appreciation (depreciation)	+	108,431,060	79,098,606

Increase in net assets resulting from operations		143,498,529	119,728,091

Distributions to Shareholders

Distributions from net investment income		($18,281,025)	($20,742,506)

Transactions in Fund Shares

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,900,000	$387,380,523	22,050,000	$691,326,939
Shares redeemed	+	(1,750,000)	(62,409,554)	(5,100,000)	(153,085,998)

Net transactions in fund shares		9,150,000	$324,970,969	16,950,000	$538,240,941

Shares Outstanding and Net Assets

		9/1/13-2/28/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,600,001	$1,141,690,322	17,650,001	$504,463,796
Total increase	+	9,150,000	450,188,473	16,950,000	637,226,526

End of period		43,750,001	$1,591,878,795	34,600,001	$1,141,690,322

Net investment income not yet distributed			$7,309,603		$6,027,574

See financial notes 61

 Schwab U.S. Equity ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The levels associated with valuing the funds’ investments as of February 28, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The lending agent provides the fund with indemnification against borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. Costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities for each fund. The following table presents the non-cash collateral as of February 28, 2014.

Non-Cash
Collateral Received

Schwab U.S. Broad Market ETF	$521,549
Schwab U.S. Large-Cap ETF	377,416
Schwab U.S. Large-Cap Growth ETF	351,680
Schwab U.S. Mid-Cap ETF	1,816,181
Schwab U.S. Small-Cap ETF	1,699,579

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds generally make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

Investment Style Risk. The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.
Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, a fund’s ability to generate income may be affected.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

Mid-Cap Risk. Certain funds invest in mid-cap stocks. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s mid-cap holdings could reduce performance.

Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective benchmark index.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Lack of Government Insurance or Guarantee. An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
ETF	ETF	ETF	ETF	ETF	ETF	ETF

0.04%	0.04%	0.07%	0.07%	0.07%	0.08%	0.07%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	9/1/13 to	9/1/13 to
Fund	08/31/13	Purchases	Sales	2/28/14	2/28/14	2/28/14	2/28/14

Schwab U.S. Broad Market ETF	131,904	44,941	(8,618)	168,227	$4,459,698	$42,798	$18,992
Schwab U.S. Large-Cap ETF	120,748	38,725	(3,080)	156,393	4,145,978	30,347	17,398
Schwab U.S. Large-Cap Growth ETF	111,623	43,556	(292)	154,887	4,106,054	2,517	16,975

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2014, as applicable:

	Schwab U.S.	Schwab U.S.
	Large-Cap	Small-Cap
	ETF	ETF

Schwab VIT Balanced Portfolio	0.2%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.7%	0.2%
Schwab VIT Growth Portfolio	1.0%	0.3%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

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Financial Notes, unaudited (continued)

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statements of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2014, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. Broad Market ETF	$86,517,659	$72,251,766
Schwab U.S. Large-Cap ETF	79,179,239	70,960,440
Schwab U.S. Large-Cap Growth ETF	64,094,087	62,079,513
Schwab U.S. Large-Cap Value ETF	61,265,013	59,115,052
Schwab U.S. Mid-Cap ETF	57,364,087	45,091,181
Schwab U.S. Small-Cap ETF	156,361,600	136,525,605
Schwab U.S. Dividend Equity ETF	38,338,633	36,617,237

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.

The in-kind transactions for the period ended February 28, 2014 were as follows:

	In-Kind Purchases of Securities	In-Kind Sales of Securities

Schwab U.S. Broad Market ETF	$617,074,920	$61,252,843
Schwab U.S. Large-Cap ETF	476,816,734	44,211,913
Schwab U.S. Large-Cap Growth ETF	244,709,156	2,029,687
Schwab U.S. Large-Cap Value ETF	123,199,966	42,459,793
Schwab U.S. Mid-Cap ETF	323,290,684	54,544,881
Schwab U.S. Small-Cap ETF	410,028,287	65,363,755
Schwab U.S. Dividend Equity ETF	385,493,427	62,080,604

For the period ended February 28, 2014, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of

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Financial Notes, unaudited (continued)

9. In-Kind Transactions (continued):

the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2014 are disclosed in the funds’ Statements of Operations.

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
Expiration Date	ETF	ETF	ETF	ETF	ETF	ETF	ETF

August 31, 2019	$—	$721,062	$691,441	$295,384	$218,695	$927,631	$—
No expiration*	4,554,355	5,529,477	6,744,656	1,569,350	5,846,538	4,840,344	372,704

Total	$4,554,355	$6,250,539	$7,436,097	$1,864,734	$6,065,233	$5,767,975	$372,704

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2013, the funds had capital losses deferred as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
	ETF	ETF	ETF	ETF	ETF	ETF	ETF

Deferred capital losses	$2,115,845	$762,826	$1,550,092	$237,973	$2,093,285	$9,039,525	$2,908,217

As of August 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2013, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on September 4, 2013, and approved the renewal of the Agreement with respect to the Funds for an additional one year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at this meeting and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	21	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	21	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

dividend yield A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.

Dow Jones U.S. Broad Stock Market Index An index that is a subset of the Dow Jones U.S.Total Stock Market Index, which measures all U.S. equity securitieswith readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Dividend 100 Index An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have aminimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.

Dow Jones U.S. Large-Cap Growth Total Stock Market Index An index that includes the large-cap growth portion of the Dow Jones U.S.Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Large-Cap Value Total Stock Market Index An index that includes the large-cap value portion of the Dow Jones U.S.Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.

Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S.Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market capweighted.

Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S.Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market capweighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

SEC yield A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Notes

Schwab ETFstm are designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54789-04
00113729

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

 Schwab International Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,774,745,504	2,053,883,307
0.1%	Other Investment Companies	1,442,235	1,633,339
0.5%	Preferred Stock	7,060,101	9,919,023
0.0%	Short-Term Investment	6,000	6,000

99.7%	Total Investments	1,783,253,840	2,065,441,669
0.3%	Collateral Invested for Securities on Loan	5,957,868	5,957,868
0.0%	Other Assets and Liabilities, Net		1,213,101

100.0%	Net Assets		2,072,612,638

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 6.7%

Banks 2.3%
Australia & New Zealand Banking Group Ltd.	362,558	10,427,339
Bank of Queensland Ltd.	36,190	388,292
Bendigo & Adelaide Bank Ltd.	61,852	616,026
Commonwealth Bank of Australia	206,019	13,764,023
National Australia Bank Ltd.	300,048	9,327,617
Westpac Banking Corp.	412,313	12,349,031

		46,872,328

Capital Goods 0.0%
GWA Group Ltd.	115,150	298,822

Commercial & Professional Services 0.1%
Brambles Ltd.	240,964	2,020,421
Downer EDI Ltd.	91,462	402,676

		2,423,097

Consumer Services 0.1%
Aristocrat Leisure Ltd.	40,138	178,869
Crown Resorts Ltd.	89,488	1,383,753
Flight Centre Travel Group Ltd.	9,212	427,418
Tabcorp Holdings Ltd.	52,377	166,387
Tatts Group Ltd.	178,318	465,938

		2,622,365

Diversified Financials 0.2%
ASX Ltd.	32,597	1,095,603
Challenger Ltd.	61,852	343,713
IOOF Holdings Ltd.	55,930	450,441
Macquarie Group Ltd.	43,466	2,188,652

		4,078,409

Energy 0.4%
Caltex Australia Ltd.	7,896	148,239
New Hope Corp., Ltd.	52,640	156,388
Oil Search Ltd.	171,335	1,326,210
Origin Energy Ltd.	152,144	1,965,949
Santos Ltd.	118,440	1,445,649
Woodside Petroleum Ltd.	80,276	2,726,137
WorleyParsons Ltd.	34,874	524,590

		8,293,162

Food & Staples Retailing 0.6%
Wesfarmers Ltd.	149,441	5,743,585
Woolworths Ltd.	174,370	5,628,181

		11,371,766

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	78,960	798,428
Treasury Wine Estates Ltd.	112,671	390,187

		1,188,615

Health Care Equipment & Services 0.1%
Ansell Ltd.	13,160	213,738
Ramsay Health Care Ltd.	19,740	852,304
Sonic Healthcare Ltd.	62,510	971,627

		2,037,669

Insurance 0.3%
AMP Ltd.	375,105	1,621,250
Insurance Australia Group Ltd.	338,212	1,643,384
QBE Insurance Group Ltd.	126,994	1,456,872
Suncorp Group Ltd.	167,273	1,817,166

		6,538,672

Materials 1.3%
Adelaide Brighton Ltd.	74,354	278,119
Amcor Ltd.	245,434	2,220,425
Arrium Ltd.	219,922	304,052
BHP Billiton Ltd.	397,582	13,654,689
BlueScope Steel Ltd. *	79,618	438,164
Boral Ltd.	98,117	489,046
CSR Ltd.	155,288	430,774
DuluxGroup Ltd.	45,402	218,172
Fortescue Metals Group Ltd.	300,706	1,463,832
Gunns Ltd. *(b)(c)	346,320	—
Iluka Resources Ltd.	79,618	669,001
Incitec Pivot Ltd.	255,304	717,361
James Hardie Industries plc CDI	32,312	419,259
Newcrest Mining Ltd.	90,804	921,442
Nufarm Ltd.	32,939	114,954
Orica Ltd.	45,402	980,759
Orora Ltd.	235,389	269,616
Rio Tinto Ltd.	68,761	4,112,716
Sims Metal Management Ltd. *	19,102	166,832

		27,869,213

Media 0.0%
Fairfax Media Ltd.	371,375	314,047
Seven West Media Ltd.	86,198	170,467

		484,514

See financial notes 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	73,038	4,718,850

Real Estate 0.5%
CFS Retail Property Trust Group	390,852	689,015
Commonwealth Property Office Fund	719,876	805,226
Dexus Property Group	811,314	776,824
Goodman Group	118,619	509,502
GPT Group	279,722	931,150
Lend Lease Group	92,819	936,906
Mirvac Group	425,726	672,396
Stockland	384,930	1,329,595
Westfield Group	292,152	2,684,908
Westfield Retail Trust	338,212	941,238

		10,276,760

Retailing 0.0%
Harvey Norman Holdings Ltd.	88,830	255,161

Software & Services 0.1%
Computershare Ltd.	84,224	894,616
Recall Holdings Ltd. *	48,178	188,831

		1,083,447

Telecommunication Services 0.1%
Telstra Corp., Ltd.	484,288	2,188,493

Transportation 0.2%
Asciano Ltd.	132,916	641,086
Aurizon Holdings Ltd.	147,392	671,339
Macquarie Atlas Roads Group	122,388	344,984
Qantas Airways Ltd. *	97,384	101,523
Sydney Airport	64,810	235,461
Toll Holdings Ltd.	36,190	172,286
Transurban Group	293,468	1,856,651

		4,023,330

Utilities 0.1%
AGL Energy Ltd.	96,726	1,354,590
APA Group	46,718	279,261
Envestra Ltd.	202,664	229,413
SP AusNet	151,340	179,440

		2,042,704

		138,667,377

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	38,544	1,368,674
Raiffeisen Bank International AG	7,288	254,162

		1,622,836

Capital Goods 0.0%
Andritz AG	6,217	390,992
Strabag SE	7,238	197,336

		588,328

Energy 0.1%
OMV AG	23,688	1,078,669

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,922	303,447

Materials 0.1%
Voestalpine AG	24,346	1,098,041

Real Estate 0.0%
IMMOFINANZ AG *	121,128	613,976

Telecommunication Services 0.0%
Telekom Austria AG	15,361	149,678

		5,454,975

Belgium 1.0%

Banks 0.1%
KBC Groep N.V.	38,411	2,439,302

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	11,844	1,165,860

Food & Staples Retailing 0.0%
Colruyt S.A.	13,160	731,127
Delhaize Group S.A.	3,290	236,787

		967,914

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	101,575	10,655,054

Insurance 0.1%
Ageas	37,032	1,700,374

Materials 0.1%
Solvay S.A.	4,606	715,041
Umicore S.A.	14,476	712,170

		1,427,211

Media 0.0%
Telenet Group Holding N.V.	9,870	630,342

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	19,082	1,532,550

Telecommunication Services 0.0%
Belgacom S.A.	25,662	774,609

		21,293,216

Canada 7.7%

Automobiles & Components 0.1%
Magna International, Inc.	29,630	2,638,447

Banks 2.1%
Bank of Montreal	80,276	5,289,608
Bank of Nova Scotia	149,416	8,546,927
Canadian Imperial Bank of Commerce	56,658	4,743,722
National Bank of Canada	27,636	1,109,485
Royal Bank of Canada	192,176	12,491,136
The Toronto-Dominion Bank	263,200	11,926,566

		44,107,444

Capital Goods 0.1%
Bombardier, Inc., B Shares	263,200	858,351
Finning International, Inc.	33,050	900,482
SNC-Lavalin Group, Inc.	7,901	352,385

		2,111,218

Consumer Services 0.0%
Tim Hortons, Inc.	14,526	787,484

Diversified Financials 0.1%
CI Financial Corp.	29,705	920,172
IGM Financial, Inc.	18,432	898,996

		1,819,168

2 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 1.8%
ARC Resources Ltd.	21,056	568,176
Cameco Corp.	37,551	909,474
Canadian Natural Resources Ltd.	142,204	5,205,390
Canadian Oil Sands Ltd.	65,800	1,254,833
Cenovus Energy, Inc.	90,393	2,393,440
Crescent Point Energy Corp. (a)	51,711	1,815,339
Enbridge, Inc.	131,600	5,563,828
Encana Corp.	100,957	1,915,260
Husky Energy, Inc.	65,800	2,001,433
Imperial Oil Ltd.	51,434	2,314,867
Pacific Rubiales Energy Corp.	29,645	408,407
Pembina Pipeline Corp.	34,668	1,249,921
Penn West Petroleum Ltd.	65,800	539,739
Suncor Energy, Inc.	183,277	6,048,249
Talisman Energy, Inc.	131,600	1,355,292
TransCanada Corp.	93,598	4,121,204

		37,664,852

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., B Shares	10,035	791,051
George Weston Ltd.	5,352	388,823
Loblaw Cos. Ltd.	9,975	411,724
Metro, Inc.	11,261	629,505
Shoppers Drug Mart Corp.	32,581	1,774,818

		3,995,921

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	20,539	1,013,823

Health Care Equipment & Services 0.1%
Catamaran Corp. *	24,361	1,097,285

Insurance 0.6%
Fairfax Financial Holdings Ltd.	186	77,287
Great-West Lifeco, Inc.	65,800	1,830,832
Intact Financial Corp.	4,114	247,557
Manulife Financial Corp.	234,938	4,459,142
Power Corp. of Canada	65,800	1,800,517
Power Financial Corp.	65,800	2,071,575
Sun Life Financial, Inc.	65,800	2,279,030

		12,765,940

Materials 1.0%
Agnico Eagle Mines Ltd.	25,691	824,609
Agrium, Inc.	17,394	1,602,614
Barrick Gold Corp.	171,738	3,500,076
Eldorado Gold Corp.	98,700	655,355
First Quantum Minerals Ltd.	77,061	1,495,343
Franco-Nevada Corp.	26,320	1,345,543
Goldcorp, Inc.	101,579	2,731,837
Kinross Gold Corp.	153,625	802,161
Potash Corp. of Saskatchewan, Inc.	112,130	3,707,447
Silver Wheaton Corp.	45,461	1,160,191
Teck Resources Ltd., Class B	72,013	1,602,313
Yamana Gold, Inc.	101,995	1,020,918

		20,448,407

Media 0.2%
Shaw Communications, Inc., B Shares	65,800	1,522,326
Thomson Reuters Corp.	65,800	2,258,819

		3,781,145

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Valeant Pharmaceuticals International, Inc. *	40,692	5,810,359

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	65,800	2,667,190
Brookfield Office Properties, Inc.	64,938	1,240,155

		3,907,345

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	12,502	1,127,715

Software & Services 0.1%
CGI Group, Inc., Class A *	42,885	1,401,283

Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	69,399	692,767

Telecommunication Services 0.2%
BCE, Inc.	52,740	2,301,226
Rogers Communications, Inc., B Shares	38,977	1,507,038

		3,808,264

Transportation 0.4%
Canadian National Railway Co.	105,314	5,951,889
Canadian Pacific Railway Ltd.	21,987	3,451,142

		9,403,031

Utilities 0.1%
Canadian Utilities Ltd., Class A	23,884	845,579
Fortis, Inc.	31,228	864,098
TransAlta Corp.	34,874	401,684

		2,111,361

		160,493,259

Denmark 1.2%

Banks 0.2%
Danske Bank A/S *	134,890	3,575,031

Capital Goods 0.6%
FLSmidth & Co. A/S	9,212	484,716
Novo Nordisk A/S, B Shares	256,645	12,240,643
Rockwool International A/S, B Shares	1,974	403,342

		13,128,701

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	17,766	1,875,868

Health Care Equipment & Services 0.1%
Coloplast A/S Class B	16,475	1,388,594
William Demant Holding A/S *	3,948	355,628

		1,744,222

Materials 0.0%
Chr Hansen Holding A/S	11,844	491,683

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novozymes A/S, B Shares	38,164	1,776,433

Telecommunication Services 0.0%
TDC A/S	50,388	500,793

Transportation 0.1%
AP Moller - Maersk A/S, A Shares	50	586,237
AP Moller - Maersk A/S, B Shares	86	1,052,100

See financial notes 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DSV A/S	32,242	1,033,539

		2,671,876

		25,764,607

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	18,424	827,005

Capital Goods 0.2%
Kone Oyj, B Shares (a)	54,210	2,209,478
Metso Oyj	5,967	193,342
Valmet Corp. *	5,562	50,970
Wartsila Oyj Abp	31,584	1,868,341

		4,322,131

Energy 0.0%
Neste Oil Oyj	9,945	213,038

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	7,896	353,559

Insurance 0.2%
Sampo Oyj, A Shares	60,571	3,071,073

Materials 0.1%
Stora Enso Oyj, R Shares	101,332	1,155,326
UPM-Kymmene Oyj	78,302	1,423,213

		2,578,539

Technology Hardware & Equipment 0.2%
Nokia Oyj *	492,477	3,798,833

Utilities 0.1%
Fortum Oyj	49,435	1,171,636

		16,335,814

France 8.5%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, B Shares	20,510	2,508,958
Peugeot S.A. *	20,398	362,019
Renault S.A.	22,372	2,231,224
Valeo S.A.	10,528	1,475,160

		6,577,361

Banks 1.0%
BNP Paribas S.A.	136,864	11,239,712
Credit Agricole S.A. *	142,786	2,271,847
Natixis	44,744	323,019
Societe Generale S.A.	92,778	6,198,792

		20,033,370

Capital Goods 1.4%
Airbus Group N.V.	74,354	5,482,837
Alstom S.A.	32,900	888,576
Bouygues S.A.	17,766	716,741
Compagnie de Saint-Gobain	49,350	2,964,951
Eiffage S.A.	2,632	188,521
Legrand S.A.	37,197	2,308,263
Rexel S.A.	13,818	349,155
Safran S.A.	40,796	2,874,180
Schneider Electric S.A.	71,851	6,425,599
Thales S.A.	9,870	655,697
Vallourec S.A.	15,792	849,325
Vinci S.A.	58,562	4,378,194
Zodiac Aerospace	26,320	930,063

		29,012,102

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	39,480	1,090,011
Edenred	26,320	846,999
Societe BIC S.A.	5,492	704,521

		2,641,531

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	7,896	1,562,767
Hermes International	1,316	424,408
Kering	10,548	2,164,861
LVMH Moet Hennessy Louis Vuitton S.A.	31,599	5,885,256

		10,037,292

Consumer Services 0.1%
Accor S.A.	29,610	1,514,170
Sodexo	11,864	1,266,635

		2,780,805

Diversified Financials 0.1%
Eurazeo S.A.	5,728	449,437
Wendel S.A.	4,606	692,776

		1,142,213

Energy 0.9%
CGG S.A. *	26,513	406,465
Technip S.A.	14,476	1,423,340
Total S.A.	259,252	16,839,846

		18,669,651

Food & Staples Retailing 0.2%
Carrefour S.A.	81,592	3,011,099
Casino Guichard Perrachon S.A.	8,554	972,795

		3,983,894

Food, Beverage & Tobacco 0.4%
Danone	75,700	5,351,027
Pernod-Ricard S.A.	27,671	3,259,598

		8,610,625

Health Care Equipment & Services 0.2%
BIOMERIEUX	2,632	279,909
Essilor International S.A.	28,423	2,970,143

		3,250,052

Household & Personal Products 0.3%
L’Oreal S.A.	30,951	5,247,316

Insurance 0.4%
AXA S.A.	253,330	6,626,858
CNP Assurances	17,108	369,081
SCOR SE	18,424	645,827

		7,641,766

Materials 0.4%
Air Liquide S.A.	44,086	6,074,327
Arkema S.A.	6,580	716,132
Imerys S.A.	4,606	429,407
Lafarge S.A.	25,662	1,930,585

		9,150,451

Media 0.2%
Eutelsat Communications S.A.	16,450	536,985

4 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
JC Decaux S.A.	7,238	319,797
Lagardere S.C.A.	17,108	687,478
Publicis Groupe S.A.	17,766	1,688,181
SES S.A.	44,086	1,537,457
Societe Television Francaise 1	21,056	392,019

		5,161,917

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	150,682	15,677,268

Real Estate 0.1%
Fonciere Des Regions	4,606	431,951
Gecina S.A.	3,290	452,854
Klepierre	11,844	540,480

		1,425,285

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	111,524	1,011,832

Software & Services 0.1%
AtoS	8,554	832,322
Cap Gemini S.A.	19,082	1,495,126
Dassault Systemes S.A.	6,580	756,846

		3,084,294

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	384,930	1,680,002

Telecommunication Services 0.4%
Iliad S.A.	2,632	642,338
Orange S.A.	248,066	3,107,189
Vivendi S.A.	173,872	4,974,571

		8,724,098

Transportation 0.1%
Aeroports de Paris	5,264	639,357
Air France-KLM *	22,137	305,898
Bollore S.A.	1,316	812,465
Groupe Eurotunnel S.A. - Reg’d	55,930	672,519

		2,430,239

Utilities 0.4%
Electricite de France	38,822	1,545,032
GDF Suez	171,738	4,409,475
Suez Environnement Co.	50,008	1,000,113
Veolia Environnement S.A.	63,826	1,208,582

		8,163,202

		176,136,566

Germany 7.6%

Automobiles & Components 1.0%
Bayerische Motoren Werke AG	40,610	4,722,654
Continental AG	11,186	2,724,528
Daimler AG - Reg’d	131,640	12,276,126
Volkswagen AG	3,290	841,092

		20,564,400

Banks 0.1%
Commerzbank AG *	119,527	2,169,214

Capital Goods 0.9%
Brenntag AG	1,316	244,921
GEA Group AG	28,294	1,373,211
Hochtief AG	8,554	795,697
MAN SE	9,925	1,281,690
OSRAM Licht AG *	7,898	537,290
Siemens AG - Reg’d	106,747	14,265,683

		18,498,492

Commercial & Professional Services 0.0%
Bilfinger SE	4,606	579,476

Consumer Durables & Apparel 0.2%
Adidas AG	31,584	3,681,719
Puma SE	1,316	373,152

		4,054,871

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	131,925	6,421,020
Deutsche Boerse AG	25,692	2,109,200

		8,530,220

Food & Staples Retailing 0.1%
Metro AG *	26,320	1,092,192

Health Care Equipment & Services 0.3%
Celesio AG	11,186	395,200
Fresenius Medical Care AG & Co. KGaA	30,926	2,140,372
Fresenius SE & Co. KGaA	18,424	2,865,255

		5,400,827

Household & Personal Products 0.1%
Beiersdorf AG	10,528	1,076,452
Henkel AG & Co. KGaA	19,082	1,931,566

		3,008,018

Insurance 0.8%
Allianz SE - Reg’d	59,220	10,608,389
Hannover Rueck SE	8,554	728,946
Muenchener Rueckversicherungs AG - Reg’d	24,366	5,339,067

		16,676,402

Materials 1.2%
BASF SE	123,046	14,176,817
Fuchs Petrolub SE	3,290	286,771
HeidelbergCement AG	27,636	2,279,481
K+S AG	26,328	890,710
LANXESS AG	10,528	782,002
Linde AG	24,260	5,031,033
ThyssenKrupp AG *	52,640	1,436,626
Wacker Chemie AG	2,632	355,703

		25,239,143

Media 0.1%
Axel Springer SE	7,896	558,474
Kabel Deutschland Holding AG	5,299	753,462

		1,311,936

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	108,610	15,435,696
Merck KGaA	8,554	1,500,424
QIAGEN N.V. *	30,926	697,725

		17,633,845

Retailing 0.0%
Fielmann AG	1,974	241,313

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	153,314	1,740,583

Software & Services 0.5%
SAP AG	117,996	9,537,019
Software AG	4,606	183,627

See financial notes 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Internet AG - Reg’d	12,744	593,431

		10,314,077

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	424,410	7,207,011
Telefonica Deutschland Holding AG	25,857	207,132

		7,414,143

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d *	29,610	768,433
Deutsche Post AG - Reg’d	115,808	4,352,193
Fraport AG Frankfurt Airport	5,922	472,511

		5,593,137

Utilities 0.3%
E.ON SE	229,522	4,381,002
RWE AG	65,142	2,610,506

		6,991,508

		157,053,797

Greece 0.0%

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	677,611

Hong Kong 3.0%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	456,000	405,409

Banks 0.2%
Bank of East Asia Ltd.	184,200	763,045
BOC Hong Kong Holdings Ltd.	658,000	1,996,624
Hang Seng Bank Ltd.	131,600	2,133,124
Wing Hang Bank Ltd.	13,500	184,382

		5,077,175

Capital Goods 0.4%
Hopewell Holdings Ltd.	329,000	1,112,768
Hutchison Whampoa Ltd.	243,000	3,275,047
Jardine Matheson Holdings Ltd.	24,600	1,429,260
Jardine Strategic Holdings Ltd.	20,000	672,200
Johnson Electric Holdings Ltd.	672,000	652,860
Shun Tak Holdings Ltd.	178,000	108,712

		7,250,847

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	694,000	908,516
Prada S.p.A.	31,200	234,371
Samsonite International S.A.	198,900	548,439
Techtronic Industries Co.	329,000	873,258
Yue Yuen Industrial Holdings Ltd.	40,000	122,406

		2,686,990

Consumer Services 0.4%
Cafe de Coral Holdings Ltd.	34,000	106,236
China Travel International Investment Hong Kong Ltd.	1,316,000	274,695
Galaxy Entertainment Group Ltd. *	305,000	3,059,412
Melco International Development Ltd.	81,000	289,619
MGM China Holdings Ltd.	29,200	124,535
Sands China Ltd.	312,300	2,611,537
Shangri-La Asia Ltd.	250,000	417,469
SJM Holdings Ltd.	149,000	478,041
Wynn Macau Ltd.	80,000	385,515

		7,747,059

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	197,400	3,062,338

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	1,620,000	559,409

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd.	329,000	373,890

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	174,000	892,302
Tingyi Cayman Islands Holding Corp.	178,000	498,837
Want Want China Holdings Ltd.	877,000	1,333,402

		2,724,541

Insurance 0.4%
AIA Group Ltd.	1,603,400	7,840,309

Materials 0.0%
Shougang Fushan Resources Group Ltd.	1,316,000	349,303

Media 0.0%
Television Broadcasts Ltd.	24,000	148,279

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	182,000	2,851,573
Hang Lung Properties Ltd.	325,000	902,423
Henderson Land Development Co., Ltd.	177,000	992,069
Hongkong Land Holdings Ltd.	134,000	840,180
Hutchison Harbour Ring Ltd.	1,514,000	120,948
Hysan Development Co., Ltd.	106,000	442,517
Kerry Logistics Network Ltd. *	32,750	53,676
New World Development Co., Ltd.	658,000	851,215
Sun Hung Kai Properties Ltd.	190,000	2,430,985
Swire Pacific Ltd., Class A	72,000	808,499
Swire Properties Ltd.	263,200	700,302
The Link REIT	329,000	1,528,202
Wharf Holdings Ltd.	169,000	1,179,138
Wheelock & Co., Ltd.	120,000	489,367

		14,191,094

Retailing 0.1%
Chow Tai Fook Jewellery Group Ltd.	267,200	467,537
Esprit Holdings Ltd. *	210,400	395,260
L’Occitane International S.A.	39,750	87,069
Lifestyle International Holdings Ltd.	329,000	648,585

		1,598,451

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	65,800	596,020
Semiconductor Manufacturing International Corp. *(a)	2,652,000	228,943
Xinyi Solar Holdings Ltd. *	456,000	128,673

		953,636

Technology Hardware & Equipment 0.0%
AAC Technologies Holdings, Inc.	68,000	307,974
VTech Holdings Ltd.	38,900	439,570

		747,544

6 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
PCCW Ltd.	658,000	312,847

Transportation 0.1%
Hopewell Highway Infrastructure Ltd.	987,000	460,368
MTR Corp., Ltd.	329,000	1,193,312

		1,653,680

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	72,000	469,421
CLP Holdings Ltd.	199,500	1,556,455
Hong Kong & China Gas Co., Ltd.	707,300	1,523,770
Power Assets Holdings Ltd.	202,500	1,692,055

		5,241,701

		62,924,502

Ireland 0.2%

Banks 0.1%
Bank of Ireland *	3,607,818	1,938,364

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	20,398	1,541,892

Transportation 0.0%
Ryanair Holdings plc *	11,021	112,655

		3,592,911

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	150,024	815,126
Bank Leumi Le-Israel *	128,310	489,658
First International Bank of Israel Ltd.	17,766	281,842
Israel Discount Bank Ltd., A Shares *	120,420	225,112
Mizrahi Tefahot Bank Ltd.	14,476	178,473

		1,990,211

Energy 0.0%
Delek Group Ltd.	658	246,579

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	8,554	191,449

Materials 0.0%
Israel Chemicals Ltd.	67,116	567,679

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	124,512	6,043,977

Real Estate 0.0%
Azrieli Group	5,264	172,209
Gazit-Globe Ltd.	9,870	127,685

		299,894

Semiconductors & Semiconductor Equipment 0.0%
EZchip Semiconductor Ltd. *	4,071	110,536

Software & Services 0.0%
NICE Systems Ltd.	6,580	269,030

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	347,616	563,820
Cellcom Israel Ltd.	10,838	136,945
Partner Communications Co., Ltd. *	16,109	148,493

		849,258

		10,568,613

Italy 2.2%

Automobiles & Components 0.1%
Fiat S.p.A. *	89,518	937,793
Pirelli & C. S.p.A.	59,878	1,042,027

		1,979,820

Banks 0.5%
Banca Monte dei Paschi di Siena S.p.A. *(a)	658,000	167,128
Banco Popolare SC *	197,400	434,859
Intesa Sanpaolo S.p.A.	1,597,624	4,955,932
UniCredit S.p.A.	572,663	4,559,734
Unione di Banche Italiane S.C.p.A.	92,778	806,003

		10,923,656

Capital Goods 0.1%
CNH Industrial N.V. *	116,466	1,282,031
Finmeccanica S.p.A. *	33,150	326,219
Prysmian S.p.A.	17,938	464,285

		2,072,535

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	17,766	986,163

Diversified Financials 0.1%
Exor S.p.A.	18,424	749,903
Mediobanca S.p.A. *	76,986	768,229

		1,518,132

Energy 0.5%
Eni S.p.A.	332,948	8,038,201
Saipem S.p.A.	39,480	929,154
Tenaris S.A.	60,536	1,270,026

		10,237,381

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	154,630	528,793

Insurance 0.2%
Assicurazioni Generali S.p.A.	161,868	3,641,859

Materials 0.0%
Buzzi Unicem S.p.A.	10,528	219,565

Media 0.0%
Mediaset S.p.A. *	109,228	627,579

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,443,454	1,641,752
Telecom Italia S.p.A. - RSP	852,768	747,904

		2,389,656

Transportation 0.1%
Atlantia S.p.A.	66,612	1,689,142

Utilities 0.4%
Enel Green Power S.p.A.	66,458	186,698
Enel S.p.A.	1,005,424	5,165,748
Snam S.p.A.	224,378	1,278,027
Terna-Rete Elettrica Nazionale S.p.A.	205,954	1,052,478

		7,682,951

		44,497,232

See financial notes 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Japan 18.6%

Automobiles & Components 2.5%
Aisin Seiki Co., Ltd.	25,900	895,772
Bridgestone Corp.	88,800	3,190,414
Daihatsu Motor Co., Ltd.	65,800	1,054,064
Denso Corp.	65,800	3,507,098
Fuji Heavy Industries Ltd.	78,000	2,103,895
Honda Motor Co., Ltd.	238,300	8,514,967
Isuzu Motors Ltd.	152,000	921,844
Koito Manufacturing Co., Ltd.	7,000	131,749
Mazda Motor Corp. *	374,000	1,791,858
Mitsubishi Motors Corp. *	66,300	731,434
NGK Spark Plug Co., Ltd.	44,000	987,214
Nissan Motor Co., Ltd.	329,000	2,936,550
NOK Corp.	65,800	1,074,049
Stanley Electric Co., Ltd.	9,700	221,722
Sumitomo Rubber Industries Ltd.	65,800	882,577
Suzuki Motor Corp.	65,800	1,760,641
The Yokohama Rubber Co., Ltd.	18,000	174,595
Toyoda Gosei Co., Ltd.	4,700	98,913
Toyota Industries Corp.	19,300	888,747
Toyota Motor Corp.	337,070	19,283,317
Yamaha Motor Co., Ltd.	65,800	948,980

		52,100,400

Banks 1.9%
Aozora Bank Ltd.	297,000	861,333
Fukuoka Financial Group, Inc.	107,000	429,824
Hokuhoku Financial Group, Inc.	493,000	922,579
Mitsubishi UFJ Financial Group, Inc.	1,916,700	11,023,396
Mizuho Financial Group, Inc.	3,290,000	6,736,981
North Pacific Bank Ltd.	131,600	493,830
Resona Holdings, Inc.	329,000	1,708,421
Seven Bank Ltd.	65,800	239,824
Shinsei Bank Ltd.	351,000	725,626
Sumitomo Mitsui Financial Group, Inc.	172,800	7,686,396
Sumitomo Mitsui Trust Holdings, Inc.	557,000	2,603,135
Suruga Bank Ltd.	15,000	263,215
The 77 Bank Ltd.	28,000	122,628
The Awa Bank Ltd.	74,000	366,139
The Bank of Kyoto Ltd.	23,000	176,897
The Bank of Yokohama Ltd.	162,000	814,246
The Chiba Bank Ltd.	130,000	784,598
The Chugoku Bank Ltd.	10,000	123,549
The Gunma Bank Ltd.	29,000	152,011
The Hachijuni Bank Ltd.	31,000	165,835
The Hiroshima Bank Ltd.	38,000	144,085
The Iyo Bank Ltd.	65,800	593,757
The Joyo Bank Ltd.	137,000	651,007
The Juroku Bank Ltd.	47,000	155,646
The Shizuoka Bank Ltd.	60,000	577,279
Yamaguchi Financial Group, Inc.	16,000	139,049

		38,661,286

Capital Goods 2.8%
Amada Co., Ltd.	21,000	174,271
Asahi Glass Co., Ltd.	56,000	306,707
COMSYS Holdings Corp.	65,800	1,089,521
Daikin Industries Ltd.	37,700	2,156,027
DMG Mori Seiki Co., Ltd.	12,000	197,404
Ebara Corp.	31,000	208,965
FANUC Corp.	22,690	3,924,871
Furukawa Electric Co., Ltd.	46,000	124,391
GS Yuasa Corp.	19,000	109,646
Hino Motors Ltd.	14,000	205,888
Hitachi Construction Machinery Co., Ltd.	5,500	106,373
IHI Corp.	277,000	1,261,990
ITOCHU Corp.	179,900	2,227,929
JGC Corp.	23,000	847,979
JTEKT Corp.	65,800	1,090,166
Kajima Corp.	39,000	136,795
Kawasaki Heavy Industries Ltd.	302,000	1,230,902
Keihan Electric Railway Co., Ltd.	80,000	312,742
Komatsu Ltd.	132,100	2,758,096
Kubota Corp.	147,000	2,049,488
LIXIL Group Corp.	65,800	1,915,366
Makita Corp.	20,400	1,131,279
Marubeni Corp.	243,000	1,697,536
MISUMI Group, Inc.	5,000	145,104
Mitsubishi Corp.	197,400	3,765,618
Mitsubishi Electric Corp.	238,000	2,809,876
Mitsubishi Heavy Industries Ltd.	453,000	2,773,968
Mitsui & Co., Ltd.	265,600	4,069,940
Nabtesco Corp.	4,900	122,374
NGK Insulators Ltd.	19,000	409,543
Nidec Corp.	14,900	1,823,358
Nippon Sheet Glass Co., Ltd. *	200,000	280,214
NSK Ltd.	28,000	305,060
NTN Corp. *	32,000	120,707
Obayashi Corp.	41,000	250,262
Shimizu Corp.	37,000	199,020
SMC Corp.	8,000	2,023,416
Sojitz Corp.	329,000	580,218
Sumitomo Corp.	197,400	2,595,511
Sumitomo Electric Industries Ltd.	131,600	2,006,267
Sumitomo Heavy Industries Ltd.	25,000	114,878
Taisei Corp.	60,000	266,301
The Japan Steel Works Ltd.	26,000	126,606
THK Co., Ltd.	65,800	1,502,766
Toshiba Corp.	658,000	2,836,624
TOTO Ltd.	67,000	943,967
Toyota Tsusho Corp.	65,800	1,614,297
Ushio, Inc.	65,800	823,910

		57,774,137

Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	68,000	680,899
Park24 Co., Ltd.	25,000	502,866
Secom Co., Ltd.	34,700	1,950,462
Toppan Printing Co., Ltd.	55,000	406,849

		3,541,076

Consumer Durables & Apparel 0.7%
Asics Corp.	8,200	159,557
Casio Computer Co., Ltd.	12,000	135,090
Haseko Corp. *	67,800	431,784
Namco Bandai Holdings, Inc.	65,800	1,467,953
Nikon Corp.	65,800	1,201,052
Panasonic Corp.	329,000	4,113,104
Sega Sammy Holdings, Inc.	37,700	878,368
Sekisui Chemical Co., Ltd.	21,000	238,466
Sekisui House Ltd.	84,000	1,048,508

8 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sharp Corp. *	75,000	241,758
Shimano, Inc.	9,900	893,343
Sony Corp.	131,600	2,295,086
Sumitomo Forestry Co., Ltd.	65,800	671,764

		13,775,833

Consumer Services 0.1%
Oriental Land Co., Ltd.	7,100	1,062,235

Diversified Financials 0.5%
Aiful Corp. *	20,000	64,077
Credit Saison Co., Ltd.	47,300	1,033,913
Daiwa Securities Group, Inc.	215,000	1,929,555
Mitsubishi UFJ Lease & Finance Co., Ltd.	131,600	669,185
Nomura Holdings, Inc.	484,700	3,262,518
ORIX Corp.	179,900	2,643,903
SBI Holdings, Inc.	15,200	180,199

		9,783,350

Energy 0.2%
Cosmo Oil Co., Ltd. *	125,000	230,245
Idemitsu Kosan Co., Ltd.	8,400	170,938
Inpex Corp.	105,900	1,338,471
JX Holdings, Inc.	304,100	1,570,183
Showa Shell Sekiyu K.K.	65,800	644,042
TonenGeneral Sekiyu K.K.	59,000	519,101

		4,472,980

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	131,600	1,603,982
Lawson, Inc.	5,600	387,361
Seven & I Holdings Co., Ltd.	131,600	4,916,384

		6,907,727

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	82,000	1,266,977
Asahi Group Holdings Ltd.	65,800	1,838,648
Japan Tobacco, Inc.	149,600	4,737,248
Kagome Co., Ltd.	65,800	1,120,466
Kewpie Corp.	65,800	943,822
Kikkoman Corp.	46,000	891,021
Kirin Holdings Co., Ltd.	115,000	1,560,525
MEIJI Holdings Co., Ltd.	13,100	859,942
Nippon Meat Packers, Inc.	15,000	239,847
Nisshin Seifun Group, Inc.	14,800	158,926
Nissin Foods Holdings Co., Ltd.	6,000	267,477
Sapporo Holdings Ltd.	52,000	196,150
Toyo Suisan Kaisha Ltd.	7,000	234,556
Yakult Honsha Co., Ltd.	13,000	621,565
Yamazaki Baking Co., Ltd.	20,000	231,029

		15,168,199

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	3,600	210,572
M3, Inc.	96	318,385
Medipal Holdings Corp.	65,800	1,012,159
Miraca Holdings, Inc.	5,200	236,398
Olympus Corp. *	42,300	1,462,980
Suzuken Co., Ltd.	16,600	627,796
Sysmex Corp.	10,000	594,719
Terumo Corp.	18,500	785,749

		5,248,758

Household & Personal Products 0.2%
Kao Corp.	65,800	2,253,182
Lion Corp.	30,000	165,777
Shiseido Co., Ltd.	65,800	1,161,726
Unicharm Corp.	18,600	1,051,506

		4,632,191

Insurance 0.5%
MS&AD Insurance Group Holdings	65,800	1,552,407
NKSJ Holdings, Inc.	65,800	1,656,201
Sony Financial Holdings, Inc.	31,300	503,241
T&D Holdings, Inc.	131,600	1,606,561
The Dai-ichi Life Insurance Co., Ltd.	131,600	1,913,432
Tokio Marine Holdings, Inc.	91,000	2,685,465

		9,917,307

Materials 1.3%
Air Water, Inc.	9,000	132,886
Asahi Kasei Corp.	175,000	1,239,651
Daicel Corp.	19,000	163,445
Daido Steel Co., Ltd.	23,000	105,237
Denki Kagaku Kogyo K.K.	38,000	145,946
DIC Corp.	45,000	123,010
Dowa Holdings Co., Ltd.	16,000	132,151
Hitachi Chemical Co., Ltd.	65,800	915,456
JFE Holdings, Inc.	68,900	1,397,374
JSR Corp.	65,800	1,123,690
Kaneka Corp.	19,000	123,608
Kansai Paint Co., Ltd.	17,000	219,860
Kobe Steel Ltd. *	658,000	896,115
Kuraray Co. Ltd.	65,800	733,654
Maruichi Steel Tube Ltd.	4,600	128,132
Mitsubishi Chemical Holdings Corp.	329,000	1,479,557
Mitsubishi Gas Chemical Co., Inc.	31,000	197,120
Mitsubishi Materials Corp.	136,000	425,062
Mitsui Chemicals, Inc.	65,000	167,491
Nippon Kayaku Co., Ltd.	10,000	129,721
Nippon Paint Co., Ltd.	15,000	228,972
Nippon Shokubai Co., Ltd.	15,000	181,649
Nippon Steel & Sumitomo Metal Corp.	1,120,000	3,259,100
Nissan Chemical Industries Ltd.	11,200	166,467
Nisshin Steel Holdings Co., Ltd.	11,600	113,880
Nitto Denko Corp.	20,100	936,418
Oji Holdings Corp.	121,000	577,348
Shin-Etsu Chemical Co., Ltd.	65,800	3,712,109
Showa Denko K.K.	658,000	947,690
Sumitomo Chemical Co., Ltd.	247,000	1,006,731
Sumitomo Metal Mining Co., Ltd.	65,000	847,009
Sumitomo Osaka Cement Co., Ltd.	37,000	142,106
Taiheiyo Cement Corp.	194,000	680,468
Taiyo Nippon Sanso Corp.	18,000	134,385
Teijin Ltd.	67,000	160,172
Toray Industries, Inc.	185,000	1,270,612
Tosoh Corp.	37,000	142,468
Toyo Seikan Group Holdings Ltd.	65,800	1,146,254
Toyobo Co., Ltd.	75,000	129,329
Ube Industries Ltd.	83,000	157,762
Zeon Corp.	12,000	116,396

		26,036,491

Media 0.1%
Dentsu, Inc.	28,400	1,064,322

See financial notes 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hakuhodo DY Holdings, Inc.	131,600	979,924
Toho Co., Ltd.	21,800	420,771

		2,465,017

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	65,800	4,251,068
Chugai Pharmaceutical Co., Ltd.	65,800	1,674,897
Daiichi Sankyo Co., Ltd.	88,800	1,524,299
Dainippon Sumitomo Pharma Co., Ltd.	42,700	787,355
Eisai Co., Ltd.	49,100	1,909,832
Hisamitsu Pharmaceutical Co., Inc.	4,800	223,857
Kyowa Hakko Kirin Co., Ltd.	10,000	106,893
Mitsubishi Tanabe Pharma Corp.	9,800	143,834
Ono Pharmaceutical Co., Ltd.	13,200	1,302,347
Otsuka Holdings Co., Ltd.	65,800	2,013,358
Rohto Pharmaceutical Co., Ltd.	20,000	335,668
Santen Pharmaceutical Co., Ltd.	4,800	223,622
Sawai Pharmaceutical Co., Ltd.	2,000	127,370
Shionogi & Co., Ltd.	65,800	1,418,312
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	197,169
Takeda Pharmaceutical Co., Ltd.	95,000	4,534,757

		20,774,638

Real Estate 0.7%
Aeon Mall Co., Ltd.	8,200	226,160
Daito Trust Construction Co., Ltd.	11,900	1,103,547
Daiwa House Industry Co., Ltd.	111,000	2,007,603
Hulic Co., Ltd.	18,800	215,694
Mitsubishi Estate Co., Ltd.	169,711	3,995,645
Mitsui Fudosan Co., Ltd.	109,000	3,232,675
Nomura Real Estate Holdings, Inc.	6,500	132,719
NTT Urban Development Corp.	65,800	565,391
Sumitomo Real Estate Sales Co., Ltd.	10,700	318,175
Sumitomo Realty & Development Co., Ltd.	57,000	2,285,808
Tokyo Tatemono Co., Ltd.	67,000	542,223
Tokyu Fudosan Holdings Corp. *	32,000	251,134

		14,876,774

Retailing 0.4%
Adastria Holdings Co., Ltd.	5,170	119,138
Aoyama Trading Co., Ltd.	4,100	100,547
Fast Retailing Co., Ltd.	7,500	2,575,565
Isetan Mitsukoshi Holdings Ltd.	105,500	1,186,636
J Front Retailing Co., Ltd.	74,000	466,918
Komeri Co., Ltd.	4,500	109,607
Marui Group Co., Ltd.	65,800	539,603
Nitori Holdings Co., Ltd.	13,000	585,901
Sanrio Co., Ltd.	3,700	140,837
Takashimaya Co., Ltd.	15,000	129,770
USS Co., Ltd.	65,800	883,866
Yamada Denki Co., Ltd.	263,200	869,038

		7,707,426

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	40,500	438,471
Dainippon Screen Manufacturing Co., Ltd. *	45,000	234,556
Disco Corp.	2,000	134,228
Rohm Co., Ltd.	13,500	695,733
Tokyo Electron Ltd.	19,400	1,110,418

		2,613,406

Software & Services 0.4%
Dena Co., Ltd.	28,000	603,537
Fujitsu Ltd. *	240,000	1,490,815
Gree, Inc. (a)	13,200	145,625
Kakaku.com, Inc.	5,800	96,207
Konami Corp.	24,500	613,550
Nexon Co., Ltd.	8,200	69,415
Nintendo Co., Ltd.	15,800	1,943,556
Nomura Research Institute Ltd.	32,700	1,066,879
NTT Data Corp.	10,000	411,992
Square Enix Holdings Co., Ltd.	6,700	151,770
Trend Micro, Inc.	17,000	567,971
Yahoo Japan Corp.	197,400	1,247,470

		8,408,787

Technology Hardware & Equipment 1.5%
Alps Electric Co., Ltd. *	34,300	440,239
Brother Industries Ltd.	65,800	936,086
Canon, Inc.	149,900	4,643,941
FUJIFILM Holdings Corp.	65,800	1,885,065
Hamamatsu Photonics K.K.	2,100	84,975
Hirose Electric Co., Ltd.	4,200	596,679
Hitachi Ltd.	658,000	5,176,838
Hoya Corp.	65,800	1,944,377
Ibiden Co., Ltd.	6,600	128,683
Keyence Corp.	5,500	2,353,255
Konica Minolta, Inc.	70,000	708,470
Kyocera Corp.	35,000	1,574,340
Murata Manufacturing Co., Ltd.	27,200	2,582,621
NEC Corp.	658,000	2,211,277
Omron Corp.	32,700	1,369,642
Ricoh Co., Ltd.	93,000	1,163,582
Seiko Epson Corp.	10,800	323,794
TDK Corp.	20,800	894,645
Yaskawa Electric Corp.	44,000	651,820
Yokogawa Electric Corp.	66,800	1,037,358

		30,707,687

Telecommunication Services 0.9%
KDDI Corp.	70,700	4,295,407
Nippon Telegraph & Telephone Corp.	65,800	3,675,362
NTT DOCOMO, Inc.	207,400	3,456,497
SoftBank Corp.	110,700	8,316,735

		19,744,001

Transportation 0.9%
ANA Holdings, Inc. (a)	658,000	1,463,440
Central Japan Railway Co.	27,200	3,153,990
East Japan Railway Co.	65,800	5,120,106
Hankyu Hanshin Holdings, Inc.	169,000	923,941
Japan Airlines Co., Ltd.	4,670	231,521
Kawasaki Kisen Kaisha Ltd.	135,000	304,218
Kintetsu Corp.	332,000	1,200,294
Mitsui OSK Lines Ltd.	86,000	355,577
Nippon Express Co., Ltd.	108,000	501,563
Nippon Yusen K.K.	120,000	382,109
Odakyu Electric Railway Co., Ltd.	90,000	802,430
Tobu Railway Co., Ltd.	89,000	430,765
Tokyu Corp.	192,000	1,166,315
West Japan Railway Co.	47,400	1,936,589

10 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamato Holdings Co., Ltd.	65,800	1,358,356

		19,331,214

Utilities 0.5%
Chubu Electric Power Co., Inc.	131,600	1,619,454
Electric Power Development Co., Ltd.	11,000	340,567
Hokkaido Electric Power Co., Inc. *	16,500	167,643
Hokuriku Electric Power Co.	16,700	213,853
Kyushu Electric Power Co., Inc. *	65,800	841,962
Osaka Gas Co., Ltd.	142,000	588,507
Shikoku Electric Power Co., Inc. *	12,200	188,382
The Chugoku Electric Power Co., Inc.	66,400	938,766
The Kansai Electric Power Co., Inc. *	131,600	1,462,151
Toho Gas Co., Ltd.	135,000	682,506
Tohoku Electric Power Co., Inc. *	65,800	769,757
Tokyo Electric Power Co., Inc. *	197,400	916,745
Tokyo Gas Co., Ltd.	247,000	1,234,214

		9,964,507

		385,675,427

Netherlands 2.5%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	5,264	263,660
Koninklijke Philips N.V.	146,076	5,116,455

		5,380,115

Commercial & Professional Services 0.1%
Randstad Holding N.V.	19,082	1,202,979

Diversified Financials 0.3%
ING Groep N.V. CVA *	478,366	6,983,552

Energy 0.1%
Fugro N.V. CVA	11,186	650,580
Koninklijke Vopak N.V.	14,137	828,655
SBM Offshore N.V. *	23,816	369,065

		1,848,300

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	93,926	1,753,246

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	14,476	936,997
Heineken N.V.	36,190	2,448,708
Unilever N.V. CVA	212,579	8,435,232

		11,820,937

Insurance 0.1%
Aegon N.V.	265,174	2,391,215

Materials 0.3%
Akzo Nobel N.V.	30,268	2,508,698
ArcelorMittal	130,284	2,063,033
Koninklijke DSM N.V.	24,346	1,556,692

		6,128,423

Media 0.1%
Reed Elsevier N.V.	91,462	2,006,006
Wolters Kluwer N.V.	39,480	1,141,268

		3,147,274

Real Estate 0.2%
Corio N.V.	10,597	497,772
OCI N.V. *	5,159	252,523
Unibail-Rodamco SE	13,160	3,469,787

		4,220,082

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	42,770	3,724,478

Software & Services 0.1%
Gemalto N.V.	9,232	1,039,189

Telecommunication Services 0.1%
Koninklijke KPN N.V. *	397,117	1,417,817
Ziggo N.V.	13,160	602,532

		2,020,349

Transportation 0.0%
TNT Express N.V.	59,220	577,041

		52,237,180

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	122,388	404,148

Materials 0.0%
Fletcher Building Ltd.	50,666	401,029

Real Estate 0.0%
Kiwi Income Property Trust	335,580	317,217

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	261,884	550,120

Transportation 0.1%
Auckland International Airport Ltd.	381,640	1,199,317

		2,871,831

Norway 0.7%

Banks 0.1%
DNB A.S.A.	152,656	2,774,869

Energy 0.3%
Aker Solutions A.S.A.	18,459	310,885
Seadrill Ltd.	46,060	1,702,167
Statoil A.S.A.	133,654	3,533,766
Subsea 7 S.A.	26,978	515,604

		6,062,422

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	131,600	1,041,202

Insurance 0.0%
Gjensidige Forsikring A.S.A.	13,160	276,555

Materials 0.1%
Norsk Hydro A.S.A.	110,544	548,015
Yara International A.S.A.	23,457	953,002

		1,501,017

Media 0.0%
Schibsted A.S.A.	2,652	175,074

Telecommunication Services 0.1%
Telenor A.S.A.	84,882	1,878,710

		13,709,849

See financial notes 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo S.A. - Reg’d *	140,255	274,298

Energy 0.0%
Galp Energia, SGPS, S.A.	31,584	531,319

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	44,744	761,045

Utilities 0.1%
EDP - Energias de Portugal S.A.	333,606	1,446,787

		3,013,449

Republic of Korea 3.7%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd. *	7,937	462,465
Hyundai Mobis	10,316	3,029,570
Hyundai Motor Co.	19,992	4,588,328
Hyundai Wia Corp.	2,062	326,443
Kia Motors Corp.	32,068	1,664,231
Mando Corp.	1,575	195,492

		10,266,529

Banks 0.4%
BS Financial Group, Inc.	24,800	369,387
Hana Financial Group, Inc.	35,600	1,390,651
KB Financial Group, Inc. ADR *	65,800	2,428,020
Shinhan Financial Group Co., Ltd. ADR *	77,772	3,232,982
Woori Finance Holdings Co., Ltd. *	31,050	350,494

		7,771,534

Capital Goods 0.4%
CJ Corp.	1,000	119,438
Daelim Industrial Co., Ltd.	1,800	148,553
Daewoo Engineering & Construction Co., Ltd. *	75,000	571,897
Daewoo International Corp.	5,027	197,784
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	15,280	470,209
Doosan Corp.	1,746	225,712
Doosan Infracore Co., Ltd. *	11,570	145,777
Hyundai Engineering & Construction Co., Ltd.	20,409	1,116,520
Hyundai Heavy Industries Co., Ltd.	5,447	1,120,015
Hyundai Mipo Dockyard	3,500	518,033
KCC Corp.	300	145,012
LG Corp.	13,525	709,508
LG Hausys Ltd.	1,709	274,561
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung C&T Corp.	13,827	814,724
Samsung Heavy Industries Co., Ltd.	17,240	515,181
SK Holdings Co., Ltd.	3,220	580,656

		7,673,580

Commercial & Professional Services 0.0%
S-1 Corp.	6,932	528,585

Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	4,500	287,916
LG Electronics, Inc.	14,304	816,031

		1,103,947

Consumer Services 0.0%
Kangwon Land, Inc. *	24,840	742,291

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	33,000	264,000
Korea Investment Holdings Co., Ltd.	2,650	95,450
Samsung Card Co., Ltd.	6,960	219,069
Samsung Securities Co., Ltd.	8,799	326,408
Woori Investment & Securities Co., Ltd.	24,960	215,579

		1,120,506

Energy 0.1%
GS Holdings	8,180	379,690
S-Oil Corp.	5,866	359,378
SK Innovation Co., Ltd.	5,855	732,218

		1,471,286

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	3,079	732,615

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	1,700	437,143
KT&G Corp.	18,630	1,364,745
Lotte Chilsung Beverage Co., Ltd. *	55	78,314
Lotte Confectionery Co., Ltd. *	50	84,403
NongShim Co., Ltd.	270	75,625
Orion Corp. *	464	388,152

		2,428,382

Household & Personal Products 0.0%
Amorepacific Corp. *	203	223,253
AMOREPACIFIC Group *	700	327,869
LG Household & Health Care Ltd.	1,120	479,475

		1,030,597

Insurance 0.1%
Dongbu Insurance Co., Ltd.	3,650	175,405
Hanwha Life Insurance Co., Ltd.	20,000	128,150
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	163,560
Samsung Fire & Marine Insurance Co., Ltd.	4,570	1,008,182
Samsung Life Insurance Co., Ltd.	13,416	1,269,336

		2,744,633

Materials 0.4%
Cheil Industries, Inc.	13,041	841,710
Hanwha Corp.	11,020	371,635
Hyosung Corp.	7,728	527,024
Hyundai Steel Co.	6,037	384,558
LG Chem Ltd.	4,825	1,150,316
Lotte Chemical Corp. *	1,026	195,108
OCI Co., Ltd. *	2,000	387,822
POSCO ADR	51,512	3,428,639

		7,286,812

Media 0.0%
Cheil Worldwide, Inc. *	10,000	229,040

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc. *	12,586	565,338
Yuhan Corp. *	434	80,295

		645,633

Retailing 0.0%
Hyundai Department Store Co., Ltd.	2,016	267,226

12 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lotte Shopping Co., Ltd.	2,388	754,988

		1,022,214

Semiconductors & Semiconductor Equipment 1.0%
Samsung Electronics Co., Ltd. GDR - Reg’d	28,075	17,687,250
SK Hynix, Inc. *	65,560	2,379,813

		20,067,063

Software & Services 0.2%
Daum Communications Corp. *	1,876	123,016
NAVER Corp.	3,948	3,021,561
NCSoft Corp.	1,400	250,492
NHN Entertainment Corp. *	1,320	122,788
SK C&C Co., Ltd.	2,800	380,328

		3,898,185

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	65,800	746,172
Samsung Electro-Mechanics Co., Ltd.	8,664	550,276
Samsung SDI Co., Ltd.	2,800	392,131

		1,688,579

Telecommunication Services 0.1%
KT Corp. ADR *	45,402	639,260
LG Uplus Corp.	37,570	367,781
SK Telecom Co., Ltd. ADR	65,800	1,472,604

		2,479,645

Transportation 0.0%
CJ Korea Express Co., Ltd. *	3,145	353,536
Hanjin Shipping Co., Ltd. *	11,430	71,846
Hyundai Glovis Co., Ltd.	2,135	469,000
Hyundai Merchant Marine Co., Ltd. *	9,660	121,259

		1,015,641

Utilities 0.1%
Korea Electric Power Corp. ADR *	65,800	1,138,998
Korea Gas Corp. *	3,633	236,188

		1,375,186

		77,322,483

Singapore 1.2%

Banks 0.4%
DBS Group Holdings Ltd.	218,000	2,843,104
Oversea-Chinese Banking Corp., Ltd.	319,000	2,407,547
United Overseas Bank Ltd.	143,000	2,328,957

		7,579,608

Capital Goods 0.2%
Cosco Corp. Singapore Ltd. (a)	217,000	118,205
Keppel Corp., Ltd.	75,000	619,918
Noble Group Ltd.	658,181	535,191
Sembcorp Industries Ltd.	25,000	106,773
Sembcorp Marine Ltd.	50,000	162,233
Singapore Technologies Engineering Ltd.	658,000	1,973,948
Yangzijiang Shipbuilding Holdings Ltd.	658,000	589,587

		4,105,855

Consumer Services 0.0%
Genting Singapore plc	858,000	911,037

Diversified Financials 0.0%
Singapore Exchange Ltd.	32,000	173,806

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,316,000	576,601
Wilmar International Ltd.	266,000	724,481

		1,301,082

Media 0.0%
Singapore Press Holdings Ltd. (a)	270,000	884,582

Real Estate 0.2%
CapitaCommercial Trust	658,000	761,009
CapitaLand Ltd.	658,000	1,480,461
CapitaMall Trust	658,000	986,974
City Developments Ltd.	21,000	155,672
Global Logistic Properties Ltd.	65,000	145,220
Keppel Land Ltd.	33,000	83,627
Wing Tai Holdings Ltd.	730,000	1,066,156
Yanlord Land Group Ltd.	355,000	313,886

		4,993,005

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	23,000	137,088

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,137,000	3,231,389

Transportation 0.1%
ComfortDelGro Corp., Ltd.	658,000	1,002,558
Hutchison Port Holdings Trust	95,000	59,375
Neptune Orient Lines Ltd. *(a)	685,000	513,736
Singapore Post Ltd.	658,000	685,687

		2,261,356

		25,578,808

Spain 2.9%

Banks 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	744,198	9,245,506
Banco de Sabadell S.A.	446,408	1,476,037
Banco Popular Espanol S.A.	171,276	1,235,779
Banco Santander S.A.	1,506,820	13,664,801
Bankinter S.A.	45,402	368,278
CaixaBank S.A.	176,344	1,113,058

		27,103,459

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	26,320	946,785
Ferrovial S.A.	66,458	1,404,364
Zardoya Otis S.A.	19,786	342,686

		2,693,835

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	5,264	305,356

Energy 0.2%
Repsol S.A.	142,128	3,573,645

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	72,380	621,799

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.0%
Mapfre S.A.	97,384	403,506

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	31,584	1,801,599

Retailing 0.2%
Inditex S.A.	30,946	4,457,895

Software & Services 0.1%
Amadeus IT Holding S.A.	51,324	2,258,788

Telecommunication Services 0.4%
Telefonica S.A.	527,873	8,099,991

Transportation 0.1%
Abertis Infraestructuras S.A.	49,350	1,160,080

Utilities 0.4%
Acciona S.A.	4,409	351,668
Enagas S.A.	29,610	862,289
Gas Natural SDG S.A.	70,406	1,808,202
Iberdrola S.A.	627,074	4,171,925
Red Electrica Corp. S.A.	10,583	824,383

		8,018,467

		60,498,420

Sweden 2.9%

Banks 0.8%
Nordea Bank AB	413,224	5,925,179
Skandinaviska Enskilda Banken AB, A Shares	215,166	3,028,142
Svenska Handelsbanken AB, A Shares	78,302	4,095,005
Swedbank AB, A Shares	115,150	3,253,714

		16,302,040

Capital Goods 0.8%
Alfa Laval AB	46,718	1,269,025
Assa Abloy AB, B Shares	38,494	1,962,063
Atlas Copco AB, A Shares	88,830	2,497,527
Atlas Copco AB, B Shares	57,246	1,521,937
Sandvik AB	122,388	1,709,055
Scania AB, B Shares	50,008	1,537,951
Skanska AB, B Shares	57,246	1,244,002
SKF AB, B Shares	61,852	1,657,910
Volvo AB, B Shares	193,452	2,914,321

		16,313,791

Commercial & Professional Services 0.0%
Securitas AB, B Shares	65,142	718,472

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	40,138	951,810
Husqvarna AB, B Shares	18,540	125,469

		1,077,279

Diversified Financials 0.2%
Industrivarden AB, A Shares	38,164	779,289
Investment AB Kinnevik, B Shares	18,424	715,889
Investor AB, B Shares	77,644	2,769,688

		4,264,866

Energy 0.0%
Lundin Petroleum AB *	26,345	529,314

Food, Beverage & Tobacco 0.1%
Swedish Match AB	43,540	1,379,816

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	18,424	245,197
Getinge AB, B Shares	27,636	995,744

		1,240,941

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	75,670	2,299,993

Materials 0.0%
Boliden AB	25,004	396,979
Holmen AB, B Shares	7,238	271,411

		668,390

Media 0.0%
Modern Times Group AB, B Shares	5,927	282,395

Retailing 0.2%
Hennes & Mauritz AB, B Shares	106,596	4,812,558

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	32,242	1,145,091
Telefonaktiebolaget LM Ericsson, B Shares	394,800	5,121,710

		6,266,801

Telecommunication Services 0.2%
Tele2 AB	59,878	743,608
TeliaSonera AB	282,940	2,182,459

		2,926,067

		59,082,723

Switzerland 8.0%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	658	386,971

Capital Goods 0.7%
ABB Ltd. - Reg’d *	337,554	8,618,971
Geberit AG - Reg’d	7,896	2,479,602
Schindler Holding AG	7,896	1,182,428
Schindler Holding AG - Reg’d	5,962	904,318
Sulzer AG - Reg’d	1,974	279,022

		13,464,341

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	22,372	1,929,102
SGS S.A. - Reg’d	658	1,627,818

		3,556,920

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A.	66,458	6,609,583
The Swatch Group AG	4,606	3,069,621
The Swatch Group AG - Reg’d	11,186	1,313,161

		10,992,365

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d *	160,242	5,039,400
GAM Holding AG *	25,004	441,431
Julius Baer Group Ltd. *	39,010	1,825,604
Pargesa Holding S.A.	3,290	282,384
UBS AG - Reg’d *	502,224	10,759,499

		18,348,318

Energy 0.1%
Transocean Ltd.	45,402	1,915,977

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 1.6%
Aryzta AG *	12,502	1,041,833
Lindt & Spruengli AG	5	289,879
Nestle S.A. - Reg’d	427,042	32,289,960

		33,621,672

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	7,238	1,022,261

Insurance 0.6%
Baloise Holding AG - Reg’d	5,922	762,438
Swiss Life Holding AG - Reg’d *	2,473	614,600
Swiss Re AG *	50,008	4,666,959
Zurich Insurance Group AG *	19,740	6,039,884

		12,083,881

Materials 0.5%
Clariant AG - Reg’d *	10,548	215,798
Givaudan S.A. - Reg’d *	1,974	3,092,780
Holcim Ltd. - Reg’d *	28,294	2,293,587
Syngenta AG - Reg’d	15,388	5,590,554

		11,192,719

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Actelion Ltd. - Reg’d *	10,528	1,114,596
Lonza Group AG - Reg’d *	3,700	390,668
Novartis AG - Reg’d	304,046	25,354,426
Roche Holding AG	92,120	28,384,841

		55,244,531

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	4,155	348,609

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,948	2,335,272

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	6,580	938,292

		165,452,129

United Kingdom 18.6%

Automobiles & Components 0.1%
GKN plc	216,482	1,471,845

Banks 2.5%
Barclays plc	2,052,047	8,669,526
HSBC Holdings plc	2,538,564	26,789,033
Lloyds Banking Group plc *	6,193,096	8,565,543
Royal Bank of Scotland Group plc *	259,312	1,424,949
Standard Chartered plc	274,048	5,809,682

		51,258,733

Capital Goods 0.7%
BAE Systems plc	444,150	3,058,448
Bunzl plc	35,532	936,663
Cobham plc	128,310	641,430
IMI plc	24,180	617,961
Meggitt plc	84,224	711,380
Melrose Industries plc	194,768	1,071,251
Rolls-Royce Holdings plc *	232,274	3,888,672
Smiths Group plc	60,536	1,387,826
The Weir Group plc	23,688	1,019,036
Wolseley plc	39,539	2,303,248

		15,635,915

Commercial & Professional Services 0.4%
Aggreko plc	35,532	928,923
Babcock International Group plc	32,900	811,043
Capita plc	82,250	1,571,361
Experian plc	129,626	2,348,297
G4S plc	186,872	743,464
Intertek Group plc	16,450	810,767
Rentokil Initial plc	293,468	654,597

		7,868,452

Consumer Durables & Apparel 0.1%
Burberry Group plc	65,142	1,682,283

Consumer Services 0.5%
Carnival plc	17,435	719,650
Compass Group plc	219,299	3,471,154
InterContinental Hotels Group plc	31,756	1,033,499
Ladbrokes plc	186,214	520,839
TUI Travel plc	129,626	971,687
Whitbread plc	26,978	2,028,622
William Hill plc	186,450	1,242,350

		9,987,801

Diversified Financials 0.3%
3i Group plc	141,470	998,118
Aberdeen Asset Management plc	181,922	1,190,838
Ashmore Group plc	45,402	240,891
Hargreaves Lansdown plc	30,268	708,623
ICAP plc	109,886	807,509
Investec plc	51,982	387,396
London Stock Exchange Group plc	13,160	447,038
Man Group plc	88,830	154,374
Schroders plc	20,398	927,412
Schroders plc, Non-Voting Shares	13,160	459,389

		6,321,588

Energy 3.1%
AMEC plc	43,428	817,306
BG Group plc	440,945	8,043,556
BP plc	2,483,292	20,991,240
Essar Energy plc *	58,562	66,736
John Wood Group plc	66,458	849,781
Petrofac Ltd.	34,216	784,423
Royal Dutch Shell plc, A Shares	506,403	18,483,720
Royal Dutch Shell plc, B Shares	324,504	12,654,695
Tullow Oil plc	130,284	1,744,508

		64,435,965

Food & Staples Retailing 0.4%
J Sainsbury plc	208,308	1,195,993
Tesco plc	1,039,640	5,735,589
William Morrison Supermarkets plc	347,424	1,369,988

		8,301,570

Food, Beverage & Tobacco 2.2%
Associated British Foods plc	48,692	2,446,383
British American Tobacco plc	236,962	12,906,168
Coca-Cola HBC AG CDI *	26,320	655,009
Diageo plc	329,000	10,357,199
Imperial Tobacco Group plc	130,284	5,320,860
SABMiller plc	138,320	6,784,892
Tate & Lyle plc	72,380	778,733
Unilever plc	165,866	6,785,165

		46,034,409

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Smith & Nephew plc	111,860	1,783,688

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	94,245	7,761,197

Insurance 1.0%
Admiral Group plc	9,212	221,534
Aviva plc	369,138	2,929,785
Legal & General Group plc	865,270	3,485,951
Old Mutual plc	679,207	2,243,489
Prudential plc	372,528	8,459,281
Resolution Ltd.	260,892	1,651,802
RSA Insurance Group plc	144,896	236,146
Standard Life plc	280,308	1,832,042

		21,060,030

Materials 1.9%
African Barrick Gold plc	26,425	124,528
Anglo American plc	182,266	4,676,448
Antofagasta plc	34,216	516,355
BHP Billiton plc	286,888	9,271,868
CRH plc	96,068	2,838,352
Croda International plc	21,581	918,991
Evraz plc *	81,122	95,232
Glencore Xstrata plc	1,313,381	7,245,791
Johnson Matthey plc	25,704	1,405,141
Lonmin plc *	44,151	223,007
Polymetal International plc	13,843	146,964
Randgold Resources Ltd.	11,186	889,876
Rexam plc	122,510	1,013,608
Rio Tinto plc	171,432	9,861,379

		39,227,540

Media 0.6%
British Sky Broadcasting Group plc	133,061	2,096,109
Daily Mail & General Trust plc, A Shares	28,952	510,422
Informa plc	51,324	449,409
ITV plc	601,412	2,034,903
Pearson plc	93,436	1,586,204
Reed Elsevier plc	137,522	2,109,919
WPP plc	160,552	3,519,319

		12,306,285

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	165,303	11,313,623
GlaxoSmithKline plc	624,797	17,501,713
Shire plc	69,090	3,844,045

		32,659,381

Real Estate 0.3%
British Land Co. plc	180,292	2,105,933
Hammerson plc	139,496	1,343,034
Intu Properties plc	142,128	773,387
Land Securities Group plc	103,306	1,880,142
SEGRO plc	129,626	775,307

		6,877,803

Retailing 0.3%
Kingfisher plc	350,714	2,315,712
Marks & Spencer Group plc	185,556	1,565,704
Next plc	21,056	2,376,560

		6,257,976

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	181,708	3,075,606

Software & Services 0.1%
The Sage Group plc	160,700	1,162,608

Telecommunication Services 1.1%
BT Group plc	983,052	6,751,242
Inmarsat plc	57,246	666,274
Vodafone Group plc	3,534,608	14,749,450

		22,166,966

Transportation 0.1%
easyJet plc	24,346	702,173
International Consolidated Airlines Group S.A. *	151,340	1,108,333

		1,810,506

Utilities 0.7%
Centrica plc	649,213	3,470,668
Drax Group plc	48,034	648,812
National Grid plc	487,676	6,820,135
Severn Trent plc	33,558	1,040,406
SSE plc	117,782	2,769,312
United Utilities Group plc	82,908	1,083,048

		15,832,381

		384,980,528

Total Common Stock
(Cost $1,774,745,504)		2,053,883,307

Other Investment Companies 0.1% of net assets

United States 0.1%

Equity Fund 0.1%
iShares MSCI EAFE ETF	24,000	1,618,800

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	14,539	14,539

Total Other Investment Companies
(Cost $1,442,235)		1,633,339

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche Automobil Holding SE	21,056	2,215,720
Volkswagen AG	21,066	5,499,015

		7,714,735

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	19,740	2,204,288

Total Preferred Stock
(Cost $7,060,101)		9,919,023

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill (e)(f)
0.04%, 03/20/14	6,000	6,000

Total Short-Term Investment
(Cost $6,000)		6,000

End of Investments

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	5,957,868	5,957,868

Total Collateral Invested for Securities on Loan
(Cost $5,957,868)		5,957,868

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $1,783,998,555 and the unrealized appreciation and depreciation were $333,991,777 and ($52,548,663), respectively, with a net unrealized appreciation of $281,443,114.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,622,561.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 03/21/14	1	96,465	4,533

See financial notes 17

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	290,539,333	364,195,007
0.4%		Other Investment Companies	1,184,852	1,619,860
0.3%		Preferred Stock	519,620	930,756
0.0%		Rights	—	190

99.8%		Total Investments	292,243,805	366,745,813
1.2%		Collateral Invested for Securities on Loan	4,405,737	4,405,737
(1	.0)%	Other Assets and Liabilities, Net		(3,631,201)

100.0%		Net Assets		367,520,349

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 4.5%

Automobiles & Components 0.0%
ARB Corp., Ltd.	11,100	115,519

Capital Goods 0.3%
Ausdrill Ltd.	55,809	48,692
Bradken Ltd.	42,525	159,064
Cardno Ltd. (c)	23,984	134,782
Hills Holdings Ltd.	35,370	62,352
Monadelphous Group Ltd. (c)	21,576	337,298
NRW Holdings Ltd.	89,468	100,075
Seven Group Holdings Ltd.	23,984	175,560
UGL Ltd.	33,228	191,785

		1,209,608

Commercial & Professional Services 0.6%
Cabcharge Australia Ltd. (c)	50,762	196,688
McMillan Shakespeare Ltd.	11,100	107,175
Mineral Resources Ltd.	25,530	274,832
SAI Global Ltd.	47,968	172,984
Seek Ltd.	67,168	1,028,401
Skilled Group Ltd.	13,680	37,826
Transpacific Industries Group Ltd. *	222,000	233,422

		2,051,328

Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd. (c)	30,407	157,000

Consumer Services 0.3%
Ainsworth Game Technology Ltd. (c)	28,139	105,757
Ardent Leisure Group	59,960	123,943
Invocare Ltd.	43,775	438,727
Navitas Ltd.	63,979	415,074

		1,083,501

Diversified Financials 0.1%
FlexiGroup Ltd.	59,960	207,646

Energy 0.4%
Aurora Oil & Gas Ltd. *	99,933	373,797
AWE Ltd. *	127,528	162,619
Beach Energy Ltd.	179,880	263,983
Buru Energy Ltd. *(c)	27,458	35,873
Drillsearch Energy Ltd. *(c)	73,635	105,428
Horizon Oil Ltd. *	190,587	57,133
Karoon Gas Australia Ltd. *	52,295	146,004
Roc Oil Co., Ltd. *	60,070	25,533
Senex Energy Ltd. *	166,014	115,132

		1,285,502

Food, Beverage & Tobacco 0.1%
Australian Agricultural Co., Ltd. *	55,500	62,825
GrainCorp Ltd.	60,622	435,608

		498,433

Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	77,293	41,154
Primary Health Care Ltd.	127,795	553,489
Sigma Pharmaceuticals Ltd.	300,414	170,704

		765,347

Materials 0.4%
Beadell Resources Ltd. *	164,051	111,569
CuDeco Ltd. *(c)	28,422	46,289
Evolution Mining Ltd.	95,936	80,268
Independence Group NL	59,415	219,582
Medusa Mining Ltd. *	26,549	51,553
Mount Gibson Iron Ltd.	166,500	127,389
Northern Star Resources Ltd.	54,133	55,707
PanAust Ltd.	151,222	238,841
Papillon Resources Ltd. *	45,473	57,782
Regis Resources Ltd.	98,582	201,133
Sandfire Resources NL *	28,443	152,459
Sirius Resources NL *	35,189	76,833
Sundance Resources Ltd. *	555,000	48,671
Tiger Resources Ltd. *	166,500	57,362
Western Areas Ltd. (c)	29,980	87,994

		1,613,432

Media 0.2%
REA Group Ltd.	11,100	492,569
Southern Cross Media Group Ltd.	59,960	75,654

		568,223

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Acrux Ltd.	35,976	67,928
Mesoblast Ltd. *	43,766	224,018
Sirtex Medical Ltd.	8,334	111,641
Starpharma Holdings Ltd. *(c)	55,500	33,523

		437,110

Real Estate 0.4%
Abacus Property Group	102,932	212,771
Aveo Group	87,191	162,287
BWP Trust	142,396	303,267
Challenger Diversified Property Group	47,994	109,086

18 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Charter Hall Group	67,853	244,087
Charter Hall Retail REIT	58,913	189,786
Investa Office Fund	104,509	299,264

		1,520,548

Retailing 0.6%
Automotive Holdings Group Ltd.	80,443	270,661
Breville Group Ltd.	9,012	78,386
David Jones Ltd.	133,942	396,730
JB Hi-Fi Ltd. (c)	20,773	341,660
Myer Holdings Ltd.	153,651	360,236
Pacific Brands Ltd.	339,884	170,321
Premier Investments Ltd.	23,984	174,487
Reject Shop Ltd. (c)	5,996	54,943
Super Retail Group Ltd.	29,980	296,177
Wotif.com Holdings Ltd. (c)	35,195	80,310

		2,223,911

Semiconductors & Semiconductor Equipment 0.0%
Silex Systems Ltd. *	29,130	53,959

Software & Services 0.2%
carsales.com Ltd.	47,761	453,460
Iress Ltd.	33,394	277,311
SMS Management & Technology Ltd. (c)	22,200	79,065
UXC Ltd.	64,182	53,413

		863,249

Telecommunication Services 0.2%
Amcom Telecommunications Ltd.	21,457	39,362
iiNET Ltd.	5,614	39,235
M2 Telecommunications Group Ltd.	17,372	97,158
TPG Telecom Ltd.	77,900	391,066

		566,821

Transportation 0.1%
Mermaid Marine Australia Ltd.	17,898	38,919
Qube Holdings Ltd.	59,960	114,286
Virgin Australia Holdings Ltd. *	480,499	150,491
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		303,696

Utilities 0.3%
DUET Group	233,100	442,210
Energy World Corp. Ltd. *	275,840	81,456
Infigen Energy *	250,534	44,838
Spark Infrastructure Group	275,840	422,088

		990,592

		16,515,425

Austria 0.8%

Capital Goods 0.2%
Wienerberger AG	33,332	630,010

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	2,609	301,606

Materials 0.1%
Mayr Melnhof Karton AG	1,244	159,461
RHI AG	3,816	126,676

		286,137

Real Estate 0.3%
Atrium European Real Estate Ltd. *	51,615	314,381
CA Immobilien Anlagen AG *	23,984	449,016
Conwert Immobilien Invest SE *	15,483	211,491
S IMMO AG *	11,992	93,083

		1,067,971

Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG (c)	1,665	93,146

Transportation 0.1%
Oesterreichische Post AG	8,561	427,380

Utilities 0.0%
EVN AG	6,368	98,462

		2,904,712

Belgium 1.4%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	1,558	79,381

Diversified Financials 0.4%
Ackermans & van Haaren N.V.	6,597	773,926
KBC Ancora *	3,184	125,815
RHJ International *	39,457	212,535
Sofina S.A.	4,687	578,403

		1,690,679

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	21,832	63,322

Materials 0.2%
NV Bekaert S.A.	6,127	238,510
Nyrstar N.V. *(c)	49,689	201,766
Tessenderlo Chemie N.V.	8,411	237,333
Viohalco S.A. *(a)	24,622	158,811

		836,420

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ThromboGenics N.V. *(c)	6,660	196,801

Real Estate 0.2%
Befimmo S.A.	4,341	311,770
Cofinimmo	3,116	374,591
Warehouses De Pauw S.C.A.	1,887	143,108

		829,469

Retailing 0.1%
D’Ieteren S.A. N.V.	8,380	378,471

Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	4,936	189,454

Technology Hardware & Equipment 0.1%
Barco N.V.	2,030	160,823
EVS Broadcast Equipment S.A.	5,042	313,369

		474,192

Telecommunication Services 0.0%
Mobistar S.A.	1,729	28,584

Transportation 0.1%
bpost S.A.	12,448	263,906

Utilities 0.1%
Elia System Operator S.A. N.V.	4,662	224,397

		5,255,076

See financial notes 19

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Canada 15.4%

Automobiles & Components 0.2%
Linamar Corp.	12,639	549,542
Martinrea International, Inc.	5,298	45,851

		595,393

Banks 0.5%
Canadian Western Bank	13,226	436,585
Genworth MI Canada, Inc.	13,226	430,133
Home Capital Group, Inc.	10,401	812,574
Laurentian Bank of Canada	4,025	168,498

		1,847,790

Capital Goods 0.9%
Aecon Group, Inc.	13,226	192,485
ATS Automation Tooling Systems, Inc. *	26,452	358,922
CAE, Inc.	59,960	806,003
MacDonald, Dettwiler & Associates Ltd.	8,933	655,358
Russel Metals, Inc.	13,226	359,161
Toromont Industries Ltd.	20,702	487,183
Westport Innovations, Inc. *	11,992	193,701
WSP Global, Inc.	5,442	179,442

		3,232,255

Commercial & Professional Services 0.6%
Progressive Waste Solutions Ltd.	25,823	653,186
Ritchie Bros. Auctioneers, Inc.	24,138	561,937
Stantec, Inc.	11,150	683,434
Transcontinental, Inc., Class A	11,992	161,526

		2,060,083

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	7,507	252,279
Gildan Activewear, Inc.	23,984	1,230,021

		1,482,300

Consumer Services 0.0%
Great Canadian Gaming Corp. *	9,990	123,911

Diversified Financials 0.5%
AGF Management Ltd., Class B	13,226	137,045
Canaccord Financial, Inc.	12,736	93,195
Dundee Corp., Class A *	11,532	176,478
GMP Capital, Inc.	6,480	46,831
Onex Corp.	21,135	1,126,487
TMX Group Ltd.	6,187	285,945

		1,865,981

Energy 4.8%
Advantage Oil & Gas Ltd. *	39,695	163,162
AltaGas Ltd.	23,984	920,620
Athabasca Oil Corp. *	79,979	617,752
Bankers Petroleum Ltd. *	63,057	280,266
Baytex Energy Corp.	23,984	874,686
Birchcliff Energy Ltd. *	23,984	219,051
BlackPearl Resources, Inc. *	71,952	171,601
Bonavista Energy Corp.	35,976	517,727
Bonterra Energy Corp.	4,250	209,400
Calfrac Well Services Ltd.	9,605	311,417
Crew Energy, Inc. *	24,244	174,556
Denison Mines Corp. *	119,920	197,167
Enerflex Ltd.	13,226	188,661
Enerplus Corp.	35,976	712,727
Ensign Energy Services, Inc.	30,825	493,167
Gibson Energy, Inc.	23,984	584,569
Kelt Exploration Ltd. *	11,736	125,317
Keyera Corp.	15,876	957,910
Legacy Oil & Gas, Inc. *	25,823	145,800
Lightstream Resources Ltd.	44,029	248,196
Mullen Group Ltd.	13,226	327,738
NuVista Energy Ltd. *	26,452	221,997
Paramount Resources Ltd., A Shares *	11,992	490,752
Parkland Fuel Corp.	12,736	226,198
Pason Systems, Inc.	13,226	341,478
Pengrowth Energy Corp.	111,000	748,055
Peyto Exploration & Development Corp.	23,984	782,169
Precision Drilling Corp.	59,960	660,294
Savanna Energy Services Corp.	22,733	166,552
Secure Energy Services, Inc.	17,949	286,192
ShawCor Ltd.	13,226	546,389
Tourmaline Oil Corp. *	35,976	1,648,081
Trican Well Service Ltd.	35,976	454,677
Trilogy Energy Corp.	14,460	366,937
Trinidad Drilling Ltd.	32,745	328,056
Veresen, Inc.	35,976	544,052
Vermilion Energy, Inc.	20,224	1,141,876
Whitecap Resources, Inc.	26,352	285,909

		17,681,154

Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	9,165	586,272
The Jean Coutu Group PJC, Inc., A Shares	26,452	500,388
The North West Co., Inc.	2,775	63,048

		1,149,708

Food, Beverage & Tobacco 0.1%
Cott Corp.	26,452	215,067
Maple Leaf Foods, Inc.	21,942	322,108

		537,175

Health Care Equipment & Services 0.1%
Extendicare, Inc.	26,452	171,097

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	19,980	832,808

Materials 3.0%
Alacer Gold Corp.	59,960	161,959
Alamos Gold, Inc.	27,380	262,434
Argonaut Gold, Inc. *	23,728	123,468
AuRico Gold, Inc.	59,231	292,155
B2Gold Corp. *	117,631	340,051
Canexus Corp.	19,380	107,672
Canfor Corp. *	22,075	585,702
Capstone Mining Corp. *	67,522	175,675
CCL Industries, Inc., Class B	8,020	657,931
Centerra Gold, Inc.	35,976	161,201
China Gold International Resources Corp. Ltd. *	55,020	181,420
Continental Gold Ltd. *	16,383	74,741
Dominion Diamond Corp. *	13,226	188,781
Dundee Precious Metals, Inc. *	25,823	126,905
Endeavour Silver Corp. *	11,992	61,642

20 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Majestic Silver Corp. *	23,984	264,334
Gabriel Resources Ltd. *	51,857	56,216
HudBay Minerals, Inc.	41,417	341,977
Imperial Metals Corp. *	12,960	208,985
Katanga Mining Ltd. *	55,500	21,058
Lundin Mining Corp. *	103,649	493,455
Major Drilling Group International, Inc.	25,218	201,844
Methanex Corp.	22,234	1,558,660
Nevsun Resources Ltd.	35,976	139,425
New Gold, Inc. *	90,313	552,346
Norbord, Inc.	892	24,827
NovaGold Resources, Inc. *	59,960	221,542
OceanaGold Corp. *	50,436	120,742
Osisko Mining Corp. *	89,645	570,936
Pan American Silver Corp.	32,450	457,897
Pretium Resources, Inc. *	11,992	75,292
Seabridge Gold, Inc. *(c)	11,992	105,625
SEMAFO, Inc.	43,015	172,923
Sherritt International Corp.	54,966	151,945
Silver Standard Resources, Inc. *	13,226	136,328
Silvercorp Metals, Inc.	38,767	100,161
Stella-Jones, Inc.	4,440	106,292
Tahoe Resources, Inc. *	21,387	501,951
Taseko Mines Ltd. *(c)	39,695	81,402
Thompson Creek Metals Co., Inc. *	28,196	75,396
Torex Gold Resources, Inc. *	125,796	136,370
West Fraser Timber Co., Ltd.	13,996	708,556

		11,088,222

Media 0.7%
Aimia, Inc.	41,944	706,677
Cineplex, Inc.	11,992	444,168
Cogeco Cable, Inc.	5,120	250,461
Corus Entertainment, Inc.	11,992	271,484
Imax Corp. *	12,597	336,732
Quebecor, Inc., Class B	25,207	559,042
Torstar Corp.	12,597	57,810

		2,626,374

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc. *	20,481	203,894

Real Estate 1.0%
Allied Properties Real Estate Investment Trust	3,330	100,777
Artis Real Estate Investment Trust	13,776	195,013
Boardwalk Real Estate Investment Trust	3,514	189,009
Calloway Real Estate Investment Trust	14,074	328,662
Canadian Apartment Properties Real Estate Investment Trust	13,226	261,306
Canadian Real Estate Investment Trust	9,386	369,861
Chartwell Retirement Residences	29,323	273,641
Cominar Real Estate Investment Trust	17,339	283,827
Dream Unlimited Corp. *(c)	13,226	177,191
Dundee Real Estate Investment Trust	12,115	323,191
First Capital Realty, Inc.	20,208	324,219
FirstService Corp.	3,860	176,550
H&R Real Estate Investment Trust	30,476	612,301
InnVest Real Estate Investment Trust	11,100	53,046
Morguard Real Estate Investment Trust	7,478	112,546

		3,781,140

Retailing 0.3%
Dollarama, Inc.	12,903	1,006,526
RONA, Inc.	23,984	251,334

		1,257,860

Software & Services 0.6%
Constellation Software, Inc.	2,514	556,239
Davis & Henderson Corp.	13,172	366,263
Open Text Corp.	23,984	1,223,304

		2,145,806

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	27,380	268,124
Wi-Lan, Inc.	12,488	38,695

		306,819

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	9,948	273,470

Transportation 0.2%
TransForce, Inc.	13,226	278,631
Westshore Terminals Investment Corp.	9,688	330,299

		608,930

Utilities 0.7%
Algonquin Power & Utilities Corp.	31,888	205,971
Atco Ltd., Class I	21,234	994,418
Atlantic Power Corp.	14,792	38,752
Capital Power Corp.	11,992	248,301
Emera, Inc.	13,897	407,262
Innergex Renewable Energy, Inc.	11,992	107,684
Just Energy Group, Inc.	11,992	91,975
Northland Power, Inc.	11,992	177,667
Superior Plus Corp.	23,984	266,284

		2,538,314

		56,410,484

Denmark 2.2%

Banks 0.5%
Jyske Bank A/S *	15,819	951,523
Matas A/S *	4,764	134,462
Royal UNIBREW	888	133,945
Sydbank A/S *	16,095	434,316

		1,654,246

Capital Goods 0.5%
NKT Holding A/S	5,460	368,844
Vestas Wind Systems A/S *	43,191	1,561,977

		1,930,821

Consumer Durables & Apparel 0.4%
Bang & Olufsen A/S *	5,996	67,694
Pandora A/S	19,980	1,354,902

		1,422,596

Health Care Equipment & Services 0.3%
GN Store Nord A/S	38,164	944,370

Insurance 0.2%
Topdanmark A/S *	26,704	744,318

See financial notes 21

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Alk-Abello A/S	2,716	351,872
Bavarian Nordic A/S *	3,339	62,107
Genmab A/S *	8,927	403,467

		817,446

Software & Services 0.1%
SimCorp A/S	9,604	377,718

		7,891,515

Finland 2.3%

Capital Goods 0.6%
Cargotec Oyj, B Shares	9,938	443,895
Cramo Oyj	3,367	72,080
Konecranes Oyj	11,281	400,426
Outotec Oyj (c)	38,360	378,284
Ramirent Oyj	23,726	300,821
Uponor Oyj	11,992	211,506
YIT Oyj	26,262	324,451

		2,131,463

Commercial & Professional Services 0.2%
Caverion Corp. *	26,262	281,832
Lassila & Tikanoja Oyj	11,994	249,808

		531,640

Consumer Durables & Apparel 0.2%
Amer Sports Oyj	28,616	646,596

Diversified Financials 0.3%
Pohjola Bank plc, A Shares	38,894	902,470

Food, Beverage & Tobacco 0.0%
Raisio plc	16,650	112,451

Materials 0.4%
Huhtamaki Oyj	23,553	679,882
Kemira Oyj	23,984	371,669
Metsa Board Oyj	73,547	326,070
Outokumpu Oyj *	196,278	115,945
Rautaruukki Oyj	9,480	111,162

		1,604,728

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	15,047	495,863

Real Estate 0.1%
Citycon Oyj	53,412	210,245
Sponda Oyj	56,236	306,021

		516,266

Retailing 0.0%
Stockmann Oyj Abp, B Shares	6,308	107,858

Software & Services 0.1%
Tieto Oyj	17,791	452,126

Telecommunication Services 0.3%
Elisa Oyj	33,300	932,724

Transportation 0.0%
Finnair Oyj	23,984	87,120

		8,521,305

France 3.3%

Automobiles & Components 0.2%
Faurecia *	10,194	454,485
Plastic Omnium S.A.	9,990	346,253

		800,738

Capital Goods 0.2%
Mersen	4,178	132,259
Nexans S.A.	7,330	388,755
Saft Groupe S.A.	6,147	231,690

		752,704

Commercial & Professional Services 0.2%
Derichebourg S.A.	11,253	39,943
Teleperformance	12,047	767,045

		806,988

Consumer Durables & Apparel 0.1%
Nexity S.A.	7,582	330,336

Energy 0.3%
Bourbon S.A.	15,430	454,034
Etablissements Maurel et Prom	24,709	390,411
Maurel & Prom Nigeria	30,117	136,435

		980,880

Food & Staples Retailing 0.1%
Rallye S.A.	7,180	304,243

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	3,330	95,434
Vilmorin & Cie S.A.	1,221	167,239

		262,673

Health Care Equipment & Services 0.2%
Medica S.A.	14,179	449,633
Orpea	8,380	517,649

		967,282

Materials 0.1%
S.A. des Ciments Vicat	3,824	312,138

Media 0.5%
Havas S.A.	62,937	532,158
IPSOS	7,834	334,444
Metropole Television S.A.	22,130	515,018
Societe d’Edition de Canal	28,383	228,543
Solocal Group *	25,330	51,427
Technicolor S.A. *	50,263	338,843

		2,000,433

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Eurofins Scientific	1,332	389,647
Virbac S.A.	1,360	339,514

		729,161

Real Estate 0.1%
Mercialys S.A.	11,992	273,120

Software & Services 0.4%
Alten S.A.	7,548	402,611
Altran Technologies S.A. *	42,812	464,819
GameLoft SE *	11,100	122,340
Groupe Steria S.C.A.	7,708	161,711
UBISOFT Entertainment *	32,417	531,453

		1,682,934

Technology Hardware & Equipment 0.4%
Ingenico	7,770	751,315
Neopost S.A.	6,715	617,770

		1,369,085

22 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.2%
Rubis	8,408	591,435
Sechilienne-Sidec	1,798	46,562

		637,997

		12,210,712

Germany 5.8%

Automobiles & Components 0.2%
ElringKlinger AG	7,218	274,849
Leoni AG	7,752	587,797

		862,646

Banks 0.1%
Aareal Bank AG *	11,546	508,702

Capital Goods 1.2%
Bauer AG	1,010	27,139
BayWa AG	3,588	201,692
Deutz AG *	37,813	412,633
DMG MORI SEIKI AG	17,777	581,654
Duerr AG	2,775	232,414
Heidelberger Druckmaschinen AG *	26,604	97,739
Kloeckner & Co. SE *	20,063	309,382
Krones AG	5,070	438,913
KUKA AG	8,579	428,397
Nordex SE *	9,722	158,378
NORMA Group AG	6,660	382,196
Pfeiffer Vacuum Technology AG	2,918	344,582
Rational AG	1,122	384,391
Rheinmetall AG	3,170	239,840
SGL Carbon SE	8,994	363,967

		4,603,317

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	5,607	283,435

Diversified Financials 0.1%
Deutsche Beteiligungs AG	2,331	70,217
Grenkeleasing AG	1,110	116,667

		186,884

Food, Beverage & Tobacco 0.0%
KWS Saat AG	354	130,446

Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	2,378	72,798
Draegerwerk AG & Co. KGaA	262	28,048
Rhoen Klinikum AG	14,985	483,678

		584,524

Materials 0.5%
Aurubis AG	11,502	640,682
Symrise AG	21,806	1,071,877

		1,712,559

Media 1.0%
CTS Eventim AG	2,378	144,102
ProSiebenSat.1 Media AG - Reg’d	44,067	2,102,822
Sky Deutschland AG *	124,127	1,301,215

		3,548,139

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Gerresheimer AG	4,584	312,888
MorphoSys AG *	7,711	716,535
Stada Arzneimittel AG	14,263	733,801

		1,763,224

Real Estate 0.8%
Alstria Office REIT-AG	16,109	223,936
Deutsche Euroshop AG	11,281	507,231
Deutsche Wohnen AG (e)	29,980	635,596
Deutsche Wohnen AG *(e)	23,856	491,101
DIC Asset AG	11,992	113,223
GAGFAH S.A. *	23,726	361,116
LEG Immobilien AG *	4,711	306,461
Patrizia Immobilien AG *	6,588	73,975
TAG Immobilien AG	26,640	336,480

		3,049,119

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *	23,881	401,571
Dialog Semiconductor plc *	16,128	375,114
SMA Solar Technology AG	1,413	84,708

		861,393

Software & Services 0.4%
Bechtle AG	2,974	236,430
Wirecard AG	23,681	1,111,712

		1,348,142

Technology Hardware & Equipment 0.2%
Jenoptik AG	9,214	162,574
Wincor Nixdorf AG	7,611	610,428

		773,002

Telecommunication Services 0.3%
Freenet AG	30,669	1,037,571
QSC AG	6,107	33,410

		1,070,981

Transportation 0.0%
Hamburger Hafen und Logistik AG	3,330	90,099

		21,376,612

Greece 1.1%

Banks 0.3%
Alpha Bank AE *	343,000	347,248
National Bank of Greece S.A. *	82,400	405,152
Piraeus Bank S.A. *	173,807	480,107

		1,232,507

Capital Goods 0.1%
Ellaktor S.A. *	16,000	85,742
Frigoglass S.A. *	5,400	34,308
Metka S.A.	3,200	58,295

		178,345

Consumer Services 0.2%
Intralot S.A. Integrated Lottery Systems & Services	19,200	57,014
OPAP S.A.	45,200	711,679

		768,693

Diversified Financials 0.0%
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	9,401	108,938

See financial notes 23

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marfin Investment Group Holdings S.A. *	75,016	49,421

		158,359

Energy 0.0%
Motor Oil (Hellas) Corinth Refineries S.A.	9,306	121,975

Materials 0.2%
Mytilineos Holdings S.A. *	22,600	219,122
Titan Cement Co. S.A. *	11,550	373,284

		592,406

Real Estate 0.0%
Eurobank Properties Real Estate Investment Co. *	9,800	108,282

Retailing 0.2%
Folli Follie Group *	6,085	213,889
JUMBO S.A. *	20,600	390,642

		604,531

Utilities 0.1%
Athens Water Supply & Sewage Co. S.A.	6,118	70,979
Public Power Corp. S.A.	22,470	359,069

		430,048

		4,195,146

Hong Kong 1.6%

Automobiles & Components 0.1%
Minth Group Ltd.	206,000	412,475

Capital Goods 0.0%
Singamas Container Holdings Ltd.	472,000	106,429

Consumer Durables & Apparel 0.1%
Pacific Textiles Holdings Ltd.	111,000	159,899
Stella International Holdings Ltd.	59,000	144,743

		304,642

Consumer Services 0.1%
NagaCorp Ltd.	107,343	107,190
Regal Hotels International Holdings Ltd.	64,000	31,749
REXLot Holdings Ltd. (c)	2,425,000	353,077

		492,016

Diversified Financials 0.1%
Value Partners Group Ltd.	236,000	152,345

Energy 0.2%
Anton Oilfield Services Group (c)	222,041	153,348
Honghua Group Ltd. (c)	445,677	122,889
Newocean Energy Holdings Ltd. (c)	140,626	131,729
Sino Oil & Gas Holdings Ltd. *(c)	5,565,000	193,601

		601,567

Food, Beverage & Tobacco 0.0%
Vitasoy International Holdings Ltd.	50,000	68,547

Materials 0.1%
G-Resources Group Ltd. *	6,720,000	202,612
Yingde Gases	177,000	158,503

		361,115

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
The United Laboratories International Holdings Ltd. *	222,000	137,587

Real Estate 0.2%
K Wah International Holdings Ltd.	236,000	182,754
Lai Sun Development Co., Ltd. *	2,624,000	66,267
Midland Holdings Ltd. (c)	222,000	106,694
Sunlight Real Estate Investment Trust	236,000	88,184
Yuexiu Real Estate Investment Trust	472,000	223,197

		667,096

Retailing 0.3%
Chow Sang Sang Holdings International Ltd.	26,000	75,377
Emperor Watch & Jewellery Ltd.	1,370,000	107,679
Giordano International Ltd.	236,000	154,474
Luk Fook Holdings International Ltd. (c)	80,000	273,159
New World Department Store China Ltd.	236,000	122,849
SA SA International Holdings Ltd.	444,000	412,475
Trinity Ltd. (c)	270,000	69,230

		1,215,243

Semiconductors & Semiconductor Equipment 0.0%
Varitronix International Ltd.	23,000	26,049

Technology Hardware & Equipment 0.1%
Ju Teng International Holdings Ltd. (c)	236,000	180,017
TCL Communication Technology Holdings Ltd. *	111,000	122,141
Truly International Holdings (c)	352,000	190,489

		492,647

Telecommunication Services 0.1%
SmarTone Telecommunications Holding Ltd. (c)	118,000	138,966

Transportation 0.1%
Pacific Basin Shipping Ltd.	780,000	487,434

Utilities 0.1%
Towngas China Co., Ltd.	209,000	267,947

		5,932,105

Ireland 0.9%

Capital Goods 0.2%
Kingspan Group plc	40,768	814,759

Consumer Services 0.2%
Paddy Power plc	6,660	557,795

Food, Beverage & Tobacco 0.2%
C&C Group plc	78,537	533,897
Glanbia plc	23,273	352,132

		886,029

Materials 0.3%
Smurfit Kappa Group plc	35,976	1,003,206

Transportation 0.0%
Aer Lingus Group plc	47,968	108,320

		3,370,109

24 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.4%

Food & Staples Retailing 0.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,775	159,844

Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	11,100	130,103

Materials 0.1%
Frutarom Industries Ltd.	11,100	282,930

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Kamada Ltd. *	3,961	67,324

Real Estate 0.1%
Africa Israel Properties Ltd. *	3,379	57,160
Alony Hetz Properties & Investments Ltd.	13,875	94,284
Jerusalem Economy Ltd.	7,146	68,371

		219,815

Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	11,992	136,158

Software & Services 0.0%
Allot Communications Ltd. *	5,996	103,631

Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	7,181	64,238
Gilat Satellite Networks Ltd. *	8,505	45,528
Ituran Location and Control Ltd.	4,792	106,344

		216,110

		1,315,915

Italy 3.3%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	41,972	129,620

Banks 0.6%
Banca Carige S.p.A. *(c)	40,256	26,688
Banca Popolare dell’Emilia Romagna SC *	70,238	819,243
Banca Popolare di Milano Scarl *	833,516	661,946
Banca Popolare di Sondrio Scarl	62,958	370,774
Credito Emiliano S.p.A.	27,390	245,515
Credito Valtellinese Scarl *	108,954	182,986

		2,307,152

Capital Goods 0.2%
Danieli & C Officine Meccaniche S.p.A.	17,903	431,234
Interpump Group S.p.A.	16,650	232,951

		664,185

Consumer Durables & Apparel 0.3%
Brunello Cucinelli S.p.A.	3,330	93,916
De’Longhi S.p.A.	5,996	117,347
Indesit Co. S.p.A.	3,258	48,598
Safilo Group S.p.A. *	2,921	64,751
Salvatore Ferragamo Italia S.p.A.	11,100	354,908
Tod’s S.p.A.	3,669	501,170

		1,180,690

Diversified Financials 0.4%
Azimut Holding S.p.A.	27,750	927,128
Banca Generali S.p.A.	17,777	580,672

		1,507,800

Energy 0.1%
ERG S.p.A.	25,471	356,718
Saras S.p.A. *	66,600	117,740

		474,458

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	8,380	400,230
Sorin S.p.A. *	141,614	440,861

		841,091

Insurance 0.4%
Societa Cattolica di Assicurazioni Scarl	10,150	264,953
Unipol Gruppo Finanziario S.p.A.	50,576	359,045
UnipolSai S.p.A *	222,976	763,133

		1,387,131

Materials 0.1%
Italcementi S.p.A.	25,197	291,805
Italcementi S.p.A. RSP	11,265	69,267
Italmobiliare S.p.A. *	3,470	85,452

		446,524

Media 0.0%
RCS MediaGroup S.p.A. *	34,558	76,368

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Recordati S.p.A.	28,229	519,717

Real Estate 0.1%
Beni Stabili S.p.A.	192,055	170,030

Retailing 0.1%
World Duty Free S.p.A. *	7,567	111,305
Yoox S.p.A. *	7,177	307,090

		418,395

Transportation 0.2%
Ansaldo STS S.p.A.	46,590	530,869

Utilities 0.4%
A2A S.p.A.	301,411	391,525
ACEA S.p.A.	23,876	309,153
Hera S.p.A.	166,873	426,612
Iren S.p.A.	109,939	189,044

		1,316,334

		11,970,364

Japan 12.3%

Automobiles & Components 0.6%
Akebono Brake Industry Co., Ltd.	23,600	108,676
Daido Metal Co., Ltd.	7,000	63,508
Keihin Corp.	11,800	176,771
Mitsuba Corp.	3,000	48,910
Musashi Seimitsu Industry Co., Ltd.	11,800	234,347
Nifco, Inc.	11,800	317,819
Nissin Kogyo Co., Ltd.	15,500	299,931
Press Kogyo Co., Ltd.	28,000	111,929
Showa Corp.	11,800	151,684
Toyo Tire & Rubber Co., Ltd.	20,000	144,810
TPR Co., Ltd.	11,800	197,004
TS Tech Co., Ltd.	11,800	383,834

See financial notes 25

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unipres Corp.	8,000	144,614

		2,383,837

Banks 0.6%
Bank of the Ryukyus Ltd.	11,800	144,978
FIDEA Holdings Co., Ltd.	59,000	108,098
The Bank of Nagoya Ltd.	27,000	90,472
The Bank of Okinawa Ltd.	3,200	121,805
The Chiba Kogyo Bank Ltd. *	11,100	70,473
The Fukui Bank Ltd.	115,000	264,782
The Kiyo Bank Ltd. *	22,200	275,801
The Miyazaki Bank Ltd.	31,000	84,740
The Oita Bank Ltd.	48,000	169,774
The Toho Bank Ltd.	111,000	326,262
The Tokyo Tomin Bank Ltd.	11,800	117,578
The Towa Bank Ltd.	111,000	107,667
The Tsukuba Bank Ltd.	29,000	105,129
The Yachiyo Bank Ltd.	2,200	56,625
TOMONY Holdings, Inc.	23,600	89,484

		2,133,668

Capital Goods 3.0%
Aica Kogyo Co., Ltd.	22,200	454,810
Aida Engineering Ltd.	11,800	122,203
Asahi Diamond Industrial Co., Ltd.	11,100	136,269
Central Glass Co., Ltd.	118,000	391,927
Daifuku Co., Ltd.	9,500	126,865
Daihen Corp.	10,000	40,072
Denyo Co., Ltd.	11,800	177,928
Endo Lighting Corp. (c)	1,600	32,591
Fujitec Co., Ltd.	6,000	71,778
Furukawa Co., Ltd.	35,000	62,754
Futaba Corp.	20,100	318,244
Hanwa Co., Ltd.	91,000	400,323
Hazama Ando Corp.	33,300	119,738
Hitachi Zosen Corp.	59,000	330,074
Inaba Denki Sangyo Co., Ltd.	12,600	397,511
Iseki & Co., Ltd.	12,000	33,626
Japan Bridge Corp. *	12,400	20,532
Kanamoto Co., Ltd.	11,100	313,973
Kato Works Co., Ltd.	6,000	34,684
Kitz Corp.	35,400	170,297
Komori Corp.	11,100	146,166
Kumagai Gumi Co., Ltd. *	30,000	75,834
Kyowa Exeo Corp.	35,700	512,423
Maeda Corp.	32,000	190,937
Makino Milling Machine Co., Ltd.	6,000	46,500
Mirait Holdings Corp.	23,600	220,126
Mitsui Matsushima Co., Ltd.	15,000	23,367
Miura Co., Ltd.	12,200	309,826
MonotaRO Co., Ltd.	4,800	107,273
Nachi-Fujikoshi Corp.	26,000	164,307
Namura Shipbuilding Co., Ltd.	5,500	56,097
NEC Capital Solutions Ltd.	1,800	39,028
Nichias Corp.	19,000	126,214
Nishimatsu Construction Co., Ltd.	90,000	306,863
Nishio Rent All Co., Ltd.	2,000	62,901
Nitto Boseki Co., Ltd.	67,000	288,836
Noritz Corp.	18,100	357,336
Obara Group, Inc.	1,500	56,435
Oiles Corp. (c)	11,800	260,244
Okabe Co., Ltd.	11,800	161,511
Okumura Corp.	96,000	412,913
OSG Corp.	11,100	204,023
Penta-Ocean Construction Co., Ltd.	59,000	215,617
Raito Kogyo Co., Ltd.	5,900	48,095
Ryobi Ltd.	14,000	48,969
Sankyo Tateyama, Inc.	8,500	192,044
Sanwa Holdings Corp.	45,000	314,799
Shima Seiki Manufacturing Ltd.	11,100	191,299
SHO-BOND Holdings Co., Ltd.	3,100	140,019
Sintokogio Ltd.	29,600	227,369
Sodick Co., Ltd.	11,100	45,350
Star Micronics Co., Ltd.	11,800	136,192
Sumitomo Densetsu Co., Ltd.	2,800	40,300
Sumitomo Mitsui Construction Co., Ltd. *(c)	134,600	143,746
Tadano Ltd.	25,000	323,078
Taikisha Ltd.	11,800	241,515
Takasago Thermal Engineering Co., Ltd.	23,600	238,624
Takuma Co., Ltd.	6,000	48,734
Tekken Corp. *	11,000	28,452
The Nippon Road Co., Ltd.	6,000	28,923
Toa Corp. *	16,000	32,136
Tokyu Construction Co., Ltd. *	7,100	27,617
Totetsu Kogyo Co., Ltd.	11,100	216,965
Tsubakimoto Chain Co.	24,000	204,576
Tsugami Corp.	5,000	30,667
Wakita & Co., Ltd.	3,000	33,361
YAMABIKO Corp.	1,500	54,010
Yokogawa Bridge Holdings Corp.	2,000	25,121

		11,162,937

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	12,600	223,940
Duskin Co., Ltd.	13,400	248,662
Meitec Corp.	12,400	323,774
Mitsubishi Pencil Co., Ltd.	11,800	283,482
Nihon M&A Center, Inc.	1,100	88,267
Nissha Printing Co., Ltd. *(c)	5,100	73,503
Nomura Co., Ltd.	5,000	38,407
Pilot Corp.	2,700	91,794
Temp Holdings Co., Ltd.	11,100	326,263

		1,698,092

Consumer Durables & Apparel 0.6%
Alpine Electronics, Inc.	11,800	169,488
Gunze Ltd.	118,000	309,842
JVC Kenwood Corp.	35,400	78,385
Mizuno Corp.	39,000	214,745
Pioneer Corp. *	66,600	150,081
Pressance Corp.	1,200	32,403
Sangetsu Co., Ltd.	12,600	304,800
Seiko Holdings Corp.	22,000	90,099
Seiren Co., Ltd.	11,100	89,070
Tamron Co., Ltd.	7,800	192,812
Token Corp.	1,180	51,737
Tomy Co., Ltd.	44,400	194,453
TSI Holdings Co., Ltd.	33,300	195,431

		2,073,346

Consumer Services 0.6%
Accordia Golf Co., Ltd.	36,300	470,532
Colowide Co., Ltd. (c)	8,000	88,806
Doutor Nichires Holdings Co., Ltd.	22,200	351,929

26 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fuji Kyuko Co., Ltd.	4,000	35,703
HIS Co., Ltd.	4,100	234,194
Resorttrust, Inc.	22,200	367,807
Saizeriya Co., Ltd.	6,400	75,121
Tokyo Dome Corp.	22,000	128,252
Tokyotokeiba Co., Ltd.	27,000	86,768
Yomiuri Land Co., Ltd.	5,000	28,462
Yoshinoya Holdings Co., Ltd. (c)	11,300	151,124
Zensho Holdings Co., Ltd. (c)	11,800	126,133

		2,144,831

Diversified Financials 0.5%
Fuyo General Lease Co., Ltd.	11,100	372,483
IBJ Leasing Co., Ltd.	11,100	276,018
Ichiyoshi Securities Co., Ltd.	5,200	74,486
Jaccs Co., Ltd.	14,000	57,473
Japan Securities Finance Co., Ltd.	23,600	148,909
kabu.com Securities Co., Ltd.	30,500	155,092
Kyokuto Securities Co., Ltd.	3,500	61,314
Marusan Securities Co., Ltd.	6,200	52,545
Monex Group, Inc.	19,200	78,068
Okasan Securities Group, Inc.	14,000	119,199
Tokai Tokyo Financial Holdings, Inc.	33,300	282,217
Toyo Securities Co., Ltd.	9,000	31,216
Zenkoku Hosho Co., Ltd.	4,400	99,411

		1,808,431

Energy 0.1%
Itochu Enex Co., Ltd.	11,800	66,477
Japan Drilling Co., Ltd.	600	27,894
Modec, Inc.	3,200	80,388
Nippon Coke & Engineering Co., Ltd.	55,500	70,690
Shinko Plantech Co., Ltd.	11,800	90,987
Toyo Kanetsu KK	17,000	47,137

		383,573

Food & Staples Retailing 0.3%
Ain Pharmaciez, Inc.	1,400	60,628
Arcs Co., Ltd.	11,100	203,262
Cocokara fine, Inc.	11,800	306,258
Izumiya Co., Ltd.	10,000	45,951
Kasumi Co., Ltd.	11,100	72,104
Kusuri No Aoki Co., Ltd.	700	36,349
Ministop Co., Ltd.	2,600	39,638
Valor Co., Ltd.	11,100	139,205
Yokohama Reito Co., Ltd.	11,100	87,982

		991,377

Food, Beverage & Tobacco 0.5%
Coca-Cola East Japan Co., Ltd.	22,200	507,882
Fuji Oil Co., Ltd.	22,200	299,726
Fujiya Co., Ltd.	111,000	206,633
Hokuto Corp.	11,800	227,179
Maruha Nichiro Holdings, Inc.	111,000	190,320
Megmilk Snow Brand Co., Ltd.	11,800	152,262
Morinaga Milk Industry Co., Ltd.	111,000	349,101
Nippon Suisan Kaisha Ltd. *	44,400	98,314

		2,031,417

Health Care Equipment & Services 0.4%
Asahi Intecc Co., Ltd.	800	34,213
Jeol Ltd.	7,000	25,925
Nagaileben Co., Ltd.	11,800	212,958
Nihon Kohden Corp.	11,800	474,012
Nikkiso Co., Ltd.	5,000	63,244
Ship Healthcare Holdings, Inc.	10,000	356,146
Toho Holdings Co., Ltd.	23,600	484,186
Tsukui Corp.	3,800	35,630

		1,686,314

Household & Personal Products 0.2%
Aderans Co., Ltd.	13,500	147,479
Dr Ci:Labo Co., Ltd.	2,000	59,668
Fancl Corp.	11,100	139,423
Mandom Corp.	11,700	396,630
Pigeon Corp.	2,200	98,721

		841,921

Materials 1.2%
Adeka Corp.	35,400	387,765
Asahi Holdings, Inc.	11,800	198,160
Daio Paper Corp.	10,000	102,092
Earth Chemical Co., Ltd.	8,700	306,437
Fujimi, Inc.	11,800	132,029
Fujimori Kogyo Co., Ltd.	1,200	27,183
Gun-Ei Chemical Industry Co., Ltd.	9,000	34,302
Hokuetsu Kishu Paper Co., Ltd.	13,500	61,373
Ishihara Sangyo Kaisha Ltd. *	111,000	116,367
Kureha Corp.	32,000	152,687
Kyoei Steel Ltd.	11,800	222,207
Nihon Nohyaku Co., Ltd.	4,000	54,005
Nihon Parkerizing Co., Ltd.	7,000	150,541
Nippon Light Metal Holdings Co., Ltd.	206,800	283,662
Nippon Soda Co., Ltd.	33,000	176,211
Nippon Yakin Kogyo Co., Ltd. *(c)	18,000	48,675
NOF Corp.	32,000	217,587
Sanyo Special Steel Co., Ltd.	30,000	122,863
Toagosei Co., Ltd.	58,000	240,944
Toho Zinc Co., Ltd.	25,000	83,035
Tokuyama Corp.	111,000	402,391
Tokyo Ohka Kogyo Co., Ltd.	11,800	246,370
Tokyo Rope Manufacturing Co., Ltd. *	17,000	26,983
Tokyo Steel Manufacturing Co., Ltd. *	15,700	79,527
Topy Industries Ltd.	50,000	85,240
Toyo Ink SC Holdings Co., Ltd.	50,000	227,796
UACJ Corp.	111,000	423,054

		4,609,486

Media 0.1%
Avex Group Holdings, Inc.	8,400	153,326
COOKPAD, Inc. *(c)	1,300	36,822
Kadokawa Corp.	9,900	323,485

		513,633

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
JCR Pharmaceuticals Co., Ltd.	2,300	56,832
Nichi-iko Pharmaceutical Co., Ltd.	12,600	192,460
Nippon Shinyaku Co., Ltd.	4,000	76,383
Seikagaku Corp.	14,900	204,379
ZERIA Pharmaceutical Co., Ltd.	3,300	71,778

		601,832

Real Estate 0.4%
Daibiru Corp.	11,800	119,659
Daikyo, Inc.	85,000	186,548
Goldcrest Co., Ltd.	1,900	41,606
Heiwa Real Estate Co., Ltd.	11,800	173,766
Keihanshin Building Co., Ltd.	33,300	173,245

See financial notes 27

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kenedix, Inc. *	53,400	178,933
Leopalace21 Corp. *	38,300	185,749
Relo Holdings, Inc.	1,200	65,840
Takara Leben Co., Ltd.	23,200	67,965
TOC Co., Ltd.	23,600	170,182

		1,363,493

Retailing 0.7%
AOKI Holdings, Inc.	5,200	74,231
Arata Corp.	11,000	35,350
Arcland Sakamoto Co., Ltd.	11,800	203,363
ASKUL Corp.	8,300	284,623
Bic Camera, Inc.	11,800	68,789
DCM Holdings Co., Ltd.	23,600	149,140
EDION Corp. (c)	22,200	122,892
Geo Holdings Corp.	11,100	101,033
Gulliver International Co., Ltd.	22,200	170,309
Matsuya Co., Ltd. *	11,100	99,510
Start Today Co., Ltd.	11,100	272,756
Tsutsumi Jewelry Co., Ltd.	4,000	90,217
United Arrows Ltd.	11,100	365,958
Xebio Co., Ltd.	11,800	214,115
Yellow Hat Ltd.	11,800	224,635

		2,476,921

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	18,000	125,214
Shindengen Electric Manufacturing Co., Ltd.	9,000	43,737
Tokyo Seimitsu Co., Ltd.	11,800	241,746
Ulvac, Inc. *	11,100	227,188

		637,885

Software & Services 0.5%
Broadleaf Co., Ltd.	4,000	54,279
Dwango Co., Ltd.	2,800	77,884
Fuji Soft, Inc.	11,100	226,100
GMO internet, Inc.	16,400	184,302
Gurunavi, Inc.	700	26,885
Ines Corp.	11,100	81,674
Internet Initiative Japan, Inc.	4,800	90,860
IT Holdings Corp.	11,100	190,429
NET One Systems Co., Ltd.	22,200	145,513
Nihon Unisys Ltd.	22,200	254,702
NSD Co., Ltd.	11,100	142,577
Transcosmos, Inc.	11,100	240,347

		1,715,552

Technology Hardware & Equipment 0.8%
Ai Holdings Corp.	11,100	180,315
Amano Corp.	12,200	121,683
Canon Electronics, Inc.	11,800	211,340
Daiwabo Holdings Co., Ltd.	118,000	224,288
Enplas Corp.	1,400	91,216
Hitachi Kokusai Electric, Inc.	3,000	40,504
Horiba Ltd.	11,600	445,520
Hosiden Corp.	47,200	226,138
Japan Cash Machine Co., Ltd. (c)	2,500	45,755
Mitsumi Electric Co., Ltd. *	11,100	87,003
Nichicon Corp.	23,100	189,661
Nippon Chemi-Con Corp. *	15,000	48,205
Oki Electric Industry Co., Ltd. *	118,000	279,783
Riso Kagaku Corp.	2,600	57,062
Roland DG Corp.	700	24,176
Ryosan Co., Ltd.	12,600	265,913
Topcon Corp. (c)	13,400	197,327
Wacom Co., Ltd.	42,900	261,019

		2,996,908

Transportation 0.3%
Iino Kaiun Kaisha Ltd.	15,100	75,304
Japan Airport Terminal Co., Ltd.	20,500	473,409
Mitsui-Soko Co., Ltd.	8,000	32,450
Nippon Konpo Unyu Soko Co., Ltd.	11,800	206,600
The Shibusawa Warehouse Co., Ltd.	8,000	26,885
The Sumitomo Warehouse Co., Ltd.	32,000	159,584

		974,232

		45,229,686

Netherlands 2.2%

Capital Goods 0.7%
Aalberts Industries N.V.	22,780	770,677
Arcadis N.V.	13,225	500,481
Grontmij *	9,285	46,423
Koninklijke BAM Groep N.V.	53,302	318,030
Royal Imtech N.V. *(c)	97,539	268,489
TKH Group N.V.	12,512	438,936

		2,343,036

Commercial & Professional Services 0.0%
USG People N.V.	6,590	125,514

Consumer Durables & Apparel 0.0%
TomTom N.V. *	14,376	92,804

Diversified Financials 0.1%
BinckBank N.V.	20,647	236,688

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	4,696	192,631

Food, Beverage & Tobacco 0.3%
Corbion N.V.	17,777	400,823
Nutreco N.V.	14,494	660,307

		1,061,130

Insurance 0.3%
Delta Lloyd N.V.	33,796	965,521

Materials 0.1%
APERAM *	9,475	213,243
Koninklijke Ten Cate N.V.	8,043	266,606

		479,849

Real Estate 0.3%
Eurocommercial Properties N.V.	10,791	486,019
VastNed Retail N.V.	5,619	284,041
Wereldhave N.V.	4,582	393,312

		1,163,372

Retailing 0.0%
Beter Bed Holding N.V.	3,588	85,929

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	12,464	482,269

Software & Services 0.1%
Unit 4 N.V.	5,996	319,703

Transportation 0.1%
PostNL N.V. *	92,744	443,972

		7,992,418

28 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.6%

Energy 0.0%
New Zealand Oil & Gas Ltd.	127,576	84,685

Health Care Equipment & Services 0.2%
Ryman Healthcare Ltd.	90,470	600,537

Insurance 0.0%
Tower Ltd.	41,514	55,811

Materials 0.0%
Nuplex Industries Ltd.	51,016	144,459

Real Estate 0.1%
Goodman Property Trust	290,116	236,457
Precinct Properties New Zealand Ltd.	119,920	102,778

		339,235

Retailing 0.1%
Kathmandu Holdings Ltd.	33,369	91,966
Trade Me Ltd.	36,796	119,961

		211,927

Transportation 0.1%
Freightways Ltd.	35,976	146,005
Mainfreight Ltd.	11,992	129,380

		275,385

Utilities 0.1%
Infratil Ltd.	176,354	325,999

		2,038,038

Norway 1.8%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	10,184	106,243
Sparebanken 1 SMN	36,707	352,304

		458,547

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	37,057	346,385

Diversified Financials 0.0%
Aker A.S.A., A Shares	3,330	109,777

Energy 0.8%
BW Offshore Ltd.	71,623	88,946
Det Norske Oljeselskap A.S.A. *	14,153	153,791
DNO International A.S.A. *	251,832	1,033,642
Fred. Olsen Energy A.S.A.	6,385	209,956
Kvaerner A.S.A.	23,613	50,844
Petroleum Geo-Services A.S.A.	44,970	491,660
Prosafe SE	37,798	273,185
TGS Nopec Geophysical Co. A.S.A.	22,166	701,128

		3,003,152

Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	17,988	106,889
Cermaq A.S.A.	14,990	165,763
Marine Harvest A.S.A.	53,969	597,704

		870,356

Insurance 0.1%
Storebrand A.S.A. *	66,600	422,434

Real Estate 0.1%
Norwegian Property A.S.A.	141,548	172,475

Semiconductors & Semiconductor Equipment 0.2%
Nordic Semiconductor A.S.A. *(c)	49,579	303,714
REC Silicon A.S.A. *	335,777	250,305

		554,019

Software & Services 0.1%
Atea A.S.A.	19,475	208,858
Opera Software A.S.A.	11,992	163,336

		372,194

Transportation 0.1%
Golden Ocean Group Ltd.	41,441	91,100
Norwegian Air Shuttle A.S.A. *	1,638	70,540
Stolt-Nielsen Ltd.	2,775	85,459
Wilh Wilhelmsen A.S.A.	15,288	148,006

		395,105

		6,704,444

Portugal 0.5%

Banks 0.2%
Banco Comercial Portugues S.A. - Reg’d *	2,158,367	587,859

Food & Staples Retailing 0.1%
Sonae	267,747	482,588

Materials 0.1%
Altri SGPS S.A.	32,200	126,392
Portucel S.A.	44,777	199,261
Semapa-Sociedade de Investimento e Gestao	3,046	43,290

		368,943

Media 0.1%
ZON OPTIMUS, SGPS, S.A.	69,284	542,571

		1,981,961

Republic of Korea 4.0%

Automobiles & Components 0.2%
Cosmax, Inc. (a)(b)	2,260	127,026
Kumho Tire Co., Inc. *	28,280	370,885
Nexen Tire Corp.	9,130	122,731
Ssangyong Motor Co. *	20,300	157,836
Sungwoo Hitech Co., Ltd. *	5,000	71,195

		849,673

Banks 0.0%
JB Financial Group Co., Ltd.	18,054	116,188

Capital Goods 0.3%
Doosan Engine Co., Ltd. *	10,000	78,595
Hanjin Heavy Industries & Construction Co., Ltd. *	9,500	116,581
Hyundai Elevator Co., Ltd. *	2,790	100,754
iMarketKorea, Inc.	6,000	177,330
Korea Electric Terminal Co., Ltd.	2,000	75,035
Kumho Electric Co., Ltd.	890	19,634
LG International Corp.	9,293	246,798
LS Industrial Systems Co., Ltd.	2,126	126,066
S&T Dynamics Co., Ltd.	3,200	34,923
STX Offshore & Shipbuilding Co., Ltd. *(a)	8,333	21,662
Sung Kwang Bend Co., Ltd. *	3,300	71,410

See financial notes 29

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Taewoong Co., Ltd. *	2,500	58,665
TK Corp. *	3,501	64,936

		1,192,389

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	2,850	172,735

Consumer Durables & Apparel 0.2%
Fila Korea Ltd.	1,500	121,546
Handsome Co., Ltd.	2,000	50,960
Hanssem Co., Ltd. *	5,000	303,513
LG Fashion Corp.	5,800	150,773
Youngone Corp.	6,060	206,920
Youngone Holdings Co., Ltd.	1,780	123,224

		956,936

Consumer Services 0.3%
Grand Korea Leisure Co., Ltd.	2,500	103,045
Hana Tour Service, Inc.	2,970	197,815
Hotel Shilla Co., Ltd.	7,420	579,003
MegaStudy Co., Ltd. *	600	43,728
Paradise Co., Ltd.	7,840	215,187

		1,138,778

Diversified Financials 0.2%
Hankook Tire Worldwide Co., Ltd. *	5,650	113,794
KIWOOM Securities Co., Ltd.	2,840	142,066
Macquarie Korea Infrastructure Fund	48,740	283,537
TONGYANG Securities, Inc.	32,590	72,202

		611,599

Energy 0.0%
SK Gas Co., Ltd.	1,463	104,294

Food & Staples Retailing 0.1%
Dongsuh Cos., Inc.	12,099	177,377
GS Retail Co., Ltd.	4,520	114,958

		292,335

Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	960	87,951
Daesang Corp. *	7,130	264,161
Lotte Samkang Co., Ltd. *	160	113,761
Maeil Dairy Industry Co., Ltd. *	2,000	85,714
Namyang Dairy Products Co., Ltd.	80	64,075
Ottogi Corp.	763	286,259
Samyang Holdings Corp.	1,310	89,952

		991,873

Health Care Equipment & Services 0.1%
Chabio & Diostech Co., Ltd. *	6,400	78,539
Medipost Co., Ltd. *	1,901	114,683
Osstem Implant Co., Ltd. *	1,091	22,331

		215,553

Insurance 0.2%
Korean Reinsurance Co.	24,174	252,497
LIG Insurance Co., Ltd.	7,100	205,850
Meritz Fire & Marine Insurance Co., Ltd.	17,092	240,969

		699,316

Materials 0.5%
CNK International Co., Ltd. *	6,671	22,997
Foosung Co., Ltd. *	20,000	67,635
Hanil Cement Co., Ltd.	1,330	133,934
Hansol Paper Co.	7,690	93,289
Huchems Fine Chemical Corp.	4,000	84,871
Kolon Industries, Inc.	2,920	146,068
Lock & Lock Co., Ltd.	2,000	32,225
OCI Materials Co., Ltd. *	2,000	62,763
Poongsan Corp.	5,250	127,377
Seah Besteel Corp.	5,000	112,646
SK Chemicals Co., Ltd.	5,070	295,414
Soulbrain Co., Ltd. *	1,540	62,538
Ssangyong Cement Industrial Co., Ltd. *	7,030	57,755
Taekwang Industrial Co., Ltd.	240	312,281
Young Poong Corp. *	186	212,571

		1,824,364

Media 0.2%
CJ CGV Co., Ltd.	4,500	217,096
CJ E&M Corp. *	3,000	108,899
KT Skylife Co., Ltd.	2,500	63,466
SM Entertainment Co. *	5,350	228,534
YG Entertainment, Inc.	582	32,385

		650,380

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Chong Kun Dang Pharm Corp. *	944	65,881
Daewoong Pharmaceutical Co., Ltd. *	1,946	131,252
Dong-A Pharmaceutical Co., Ltd.	1,113	128,243
Dong-A ST Co., Ltd.	1,254	140,965
Green Cross Cell Corp. *	1,150	24,562
Green Cross Corp.	1,070	136,319
Hanmi Pharm Co., Ltd. *	966	123,521
Ilyang Pharmaceutical Co., Ltd.	1,500	39,134
Komipharm International Co., Ltd. *	3,742	28,744
LG Life Sciences Ltd. *	3,920	150,190
Medy-Tox, Inc.	808	119,894
Seegene, Inc. *	1,250	70,375
ViroMed Co., Ltd. *	1,507	71,715

		1,230,795

Retailing 0.3%
CJ O Shopping Co., Ltd.	618	239,964
GS Home Shopping, Inc.	705	171,115
Hyundai Greenfood Co. Ltd.	13,170	208,499
Hyundai Home Shopping Network Corp.	1,540	242,361
Interpark Corp.	7,700	89,803
Kolao Holdings	6,780	161,958
Lotte Himart Co., Ltd.	2,000	148,384

		1,262,084

Semiconductors & Semiconductor Equipment 0.2%
Duksan Hi-Metal Co., Ltd. *	3,430	56,390
GemVax & Kael Co., Ltd. *	3,295	42,287
Hansol Technics Co., Ltd. *	1,340	28,055
Iljin Display Co., Ltd. *	3,430	52,374
Seoul Semiconductor Co., Ltd.	9,780	420,975
Silicon Works Co., Ltd.	1,920	41,638
Wonik IPS Co., Ltd. *	9,800	81,154

		722,873

Software & Services 0.1%
Ahnlab, Inc.	1,335	71,283
Daou Technology, Inc. *	4,100	60,876
Gamevil, Inc. *	891	49,913

30 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Haansoft, Inc. *	5,000	107,962

		290,034

Technology Hardware & Equipment 0.2%
3S Korea Co., Ltd. *	4,761	18,620
Daeduck Electronics Co., Ltd. *	9,350	64,027
Daeduck GDS Co., Ltd. *	3,200	50,960
Humax Co., Ltd.	9,800	117,508
LG Innotek Co., Ltd. *	2,750	235,457
Partron Co., Ltd.	11,480	145,180
SFA Engineering Corp.	3,081	116,025
Sindoh Co., Ltd.	750	43,911

		791,688

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	46,851	205,837

Transportation 0.1%
Asiana Airlines, Inc. *	23,700	113,671
Hanjin Transportation Co., Ltd.	3,950	92,321

		205,992

Utilities 0.1%
E1 Corp.	1,395	84,941
Samchully Co., Ltd.	1,305	146,698

		231,639

		14,757,355

Singapore 1.9%

Capital Goods 0.1%
Tat Hong Holdings Ltd. (c)	118,000	68,469
United Engineers Ltd.	28,000	40,231
Vard Holdings Ltd. *	118,000	85,237
Yoma Strategic Holdings Ltd. (c)	197,813	110,096

		304,033

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—

Consumer Services 0.1%
GuocoLeisure Ltd. (c)	222,000	147,217
Raffles Education Corp., Ltd. *	444,000	96,392

		243,609

Energy 0.2%
Ezion Holdings Ltd. (c)	186,400	331,097
Ezra Holdings Ltd. (c)	252,000	211,873
Linc Energy Ltd. *	51,222	49,738
Swiber Holdings Ltd. *(c)	222,000	113,918

		706,626

Food, Beverage & Tobacco 0.1%
First Resources Ltd.	111,000	193,661
GMG Global Ltd.	2,266,000	161,001
Pacific Andes Resources Development Ltd.	472,000	49,186
Super Group Ltd. (c)	40,000	116,523

		520,371

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. (c)	236,000	181,653
Raffles Medical Group Ltd.	118,000	299,961

		481,614

Materials 0.0%
Midas Holdings Ltd. (c)	236,000	86,635

Media 0.0%
Asian Pay Television Trust	96,000	61,009

Real Estate 1.1%
AIMS AMP Capital Industrial REIT	111,000	116,985
Ascendas India Trust	118,000	66,606
Ascott Residence Trust	118,000	107,595
Cache Logistics Trust	111,000	99,021
Cambridge Industrial Trust	111,000	62,655
CDL Hospitality Trusts	222,000	285,671
Far East Hospitality Trust	111,000	67,913
Fortune Real Estate Investment Trust (c)	333,000	258,298
Frasers Centrepoint Trust	118,000	163,022
Frasers Commercial Trust	222,000	221,702
Ho Bee Land Ltd.	111,000	191,908
Keppel REIT (c)	333,000	308,893
Lippo Malls Indonesia Retail Trust	354,000	110,389
Mapletree Commercial Trust	333,000	318,094
Mapletree Greater China Commercial Trust	333,000	220,826
Mapletree Industrial Trust	333,000	354,899
Mapletree Logistics Trust	564,000	460,835
Parkway Life Real Estate Investment Trust	118,000	213,326
Religare Health Trust	118,000	74,990
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	118,000	95,484
Starhill Global REIT	354,000	217,984
Ying Li International Real Estate Ltd. *	222,000	54,330

		4,071,426

Software & Services 0.0%
CSE Global Ltd.	118,000	57,756

Transportation 0.1%
SATS Ltd.	138,000	325,744

Utilities 0.1%
Cityspring Infrastructure Trust	333,000	120,928
Hyflux Ltd. (c)	111,000	105,155

		226,083

		7,084,906

Spain 1.7%

Capital Goods 0.5%
Abengoa S.A.	61,461	291,841
Construcciones y Auxiliar de Ferrocarriles S.A.	854	455,229
Fomento de Construcciones y Contratas S.A. *	1,566	35,709
Gamesa Corp. Tecnologica S.A. *	36,825	415,126
Obrascon Huarte Lain S.A.	8,572	378,145
Sacyr S.A. *	34,792	210,953

		1,787,003

Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A. - Reg’d	40,737	239,684

See financial notes 31

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Melia Hotels International S.A. (c)	12,468	158,426
NH Hoteles S.A. *	27,714	185,453

		343,879

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	11,992	500,444

Energy 0.1%
Tecnicas Reunidas S.A.	6,687	371,462

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	22,615	498,662
Viscofan S.A.	7,019	361,210

		859,872

Insurance 0.1%
Grupo Catalana Occidente S.A.	15,237	611,977

Materials 0.1%
Ence Energia Y Celulosa S.A.	61,512	206,446

Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A. *	22,441	399,828

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	14,258	250,882
Faes Farma S.A.	47,968	174,240
Zeltia S.A. *	47,841	187,985

		613,107

Software & Services 0.1%
Indra Sistemas S.A.	17,760	326,239

		6,259,941

Sweden 3.3%

Capital Goods 0.7%
Concentric AB	3,607	49,975
Haldex AB	6,058	61,236
Lindab International AB *	14,133	181,691
NCC AB, B Shares	18,710	652,228
Peab AB	50,636	345,444
Saab AB, Class B	4,440	122,963
Trelleborg AB, B Shares	58,417	1,152,718

		2,566,255

Commercial & Professional Services 0.2%
Intrum Justitia AB	5,996	175,041
Loomis AB, B Shares	20,673	508,301

		683,342

Consumer Durables & Apparel 0.1%
JM AB	11,992	394,638
Nobia AB	7,293	66,035

		460,673

Consumer Services 0.2%
Betsson AB *	8,514	277,790
Rezidor Hotel Group AB *	50,967	371,572

		649,362

Diversified Financials 0.3%
Avanza Bank Holding AB	10,374	409,736
Investment AB Oresund *	8,380	214,548
L E Lundbergforetagen AB, B Shares	6,626	311,147

		935,431

Food & Staples Retailing 0.2%
Axfood AB	6,799	386,989
ICA Gruppen AB *	12,797	448,299

		835,288

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	6,812	457,277

Materials 0.2%
BillerudKorsnas AB	28,790	401,805
Hexpol AB	3,954	356,781

		758,586

Media 0.0%
Eniro AB *	17,915	183,187

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Active Biotech AB *	5,477	33,774
Meda AB, A Shares	42,928	648,713
Swedish Orphan Biovitrum AB *	26,013	345,180

		1,027,667

Real Estate 0.8%
Castellum AB	42,686	748,345
Fabege AB	36,802	511,901
Fastighets AB Balder, B Shares *	9,435	121,516
Hufvudstaden AB, A Shares	29,989	450,609
Kungsleden AB	29,526	254,667
Wallenstam AB, B Shares	23,984	396,885
Wihlborgs Fastigheter AB	14,902	297,777

		2,781,700

Retailing 0.1%
CDON Group AB *	13,938	60,272
KappAhl AB *	6,827	44,763
Mekonomen AB	5,028	127,159

		232,194

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	10,223	356,372

Transportation 0.0%
SAS AB *	25,260	70,587

		11,997,921

Switzerland 3.6%

Automobiles & Components 0.0%
Autoneum Holding AG *	904	161,033

Banks 0.2%
Basler Kantonalbank	1,244	112,988
St. Galler Kantonalbank AG - Reg’d	396	165,449
Valiant Holding AG - Reg’d	3,826	388,117

		666,554

Capital Goods 0.9%
AFG Arbonia-Forster Holding AG *	2,220	71,580
Belimo Holding AG - Reg’d	106	288,828
Bucher Industries AG - Reg’d	1,304	398,617
Burckhardt Compression Holding AG	236	122,716
Georg Fischer AG - Reg’d *	1,036	829,224
Huber & Suhner AG - Reg’d	4,924	277,562
Meyer Burger Technology AG *	10,336	195,384
OC Oerlikon Corp. AG - Reg’d *	36,553	624,572
Rieter Holding AG - Reg’d *	1,366	309,862

32 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schweiter Technologies AG	260	202,203

		3,320,548

Commercial & Professional Services 0.1%
Gategroup Holding AG *	2,998	97,177
Kaba Holding AG, B Shares - Reg’d *	706	351,076

		448,253

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	420	376,703

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	732	311,025

Diversified Financials 0.1%
Vontobel Holding AG - Reg’d	9,269	344,115

Food, Beverage & Tobacco 0.0%
Emmi AG *	472	166,122

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	19,128	280,145
Straumann Holding AG - Reg’d	481	103,430

		383,575

Insurance 0.2%
Helvetia Holding AG - Reg’d	1,488	770,777

Materials 0.1%
Schmolz + Bickenbach AG - Reg’d *	287,808	411,714

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Basilea Pharmaceutica *	449	65,913
Galenica AG - Reg’d	1,023	1,085,950
Tecan Group AG - Reg’d	2,457	294,572

		1,446,435

Real Estate 0.2%
Allreal Holding AG - Reg’d *	2,304	321,744
Mobimo Holding AG - Reg’d *	1,673	372,474

		694,218

Retailing 0.3%
Dufry AG - Reg’d *	5,382	911,665
Valora Holding AG - Reg’d	732	207,599

		1,119,264

Semiconductors & Semiconductor Equipment 0.1%
Ams AG	2,160	275,640

Software & Services 0.1%
Temenos Group AG - Reg’d	11,650	410,686

Technology Hardware & Equipment 0.2%
Kudelski S.A.	5,121	72,094
Logitech International S.A. - Reg’d	42,568	679,020

		751,114

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	675	427,623
Panalpina Welttransport Holding AG - Reg’d	3,750	621,168

		1,048,791

Utilities 0.1%
Alpiq Holding AG *	449	63,822
BKW AG	3,816	127,590

		191,412

		13,297,979

United Kingdom 24.2%

Banks 0.2%
Paragon Group Cos. plc	83,490	572,819

Capital Goods 3.6%
Ashtead Group plc	109,722	1,610,768
Balfour Beatty plc	131,356	701,564
Bodycote plc	43,436	550,309
Carillion plc	94,034	597,885
DCC plc	17,598	932,820
Diploma plc	4,946	64,155
Fenner plc	41,476	295,129
Galliford Try plc	16,650	356,878
Grafton Group plc	57,090	631,450
Interserve plc	32,673	332,637
Keller Group plc	11,992	255,229
Kier Group plc	8,380	265,705
Morgan Crucible Co. plc	58,756	339,610
Morgan Sindall Group plc	11,100	140,910
Qinetiq Group plc	147,801	567,959
Rotork plc	17,999	808,989
Senior plc	102,104	492,115
SIG plc	169,942	602,347
Speedy Hire plc	54,691	66,678
Spirax-Sarco Engineering plc	17,893	929,866
Travis Perkins plc	52,725	1,727,423
Ultra Electronics Holdings plc	15,113	487,547
Vesuvius plc	64,064	503,204

		13,261,177

Commercial & Professional Services 1.4%
Berendsen plc	40,756	715,111
Cape plc	17,228	82,356
De La Rue plc	25,577	350,621
Hays plc	126,042	302,055
Homeserve plc	63,091	348,807
Michael Page International plc	73,630	625,602
Mitie Group plc	79,723	461,735
Regus plc	173,597	678,431
RPS Group plc	74,996	434,860
Shanks Group plc	83,944	165,648
Sthree plc	23,984	168,713
WS Atkins plc	30,548	758,693

		5,092,632

Consumer Durables & Apparel 2.1%
Barratt Developments plc	223,670	1,649,285
Bellway plc	29,560	830,259
Bovis Homes Group plc	29,611	462,740
Crest Nicholson Holdings plc *	11,100	71,041
Persimmon plc *	60,550	1,467,296
Redrow plc	79,283	454,137
Taylor Wimpey plc	745,370	1,561,411
The Berkeley Group Holdings plc	24,578	1,128,992

		7,625,161

Consumer Services 1.4%
888 Holdings plc	13,214	34,590
Betfair Group plc	11,992	230,912
Bwin.Party Digital Entertainment plc	167,888	362,948
Dignity plc	15,818	397,894
Domino’s Pizza Group plc	34,594	324,077
Enterprise Inns plc *	90,632	235,271

See financial notes 33

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greene King plc	44,151	680,342
J.D. Wetherspoon plc	22,953	313,881
Marston’s plc	101,169	253,469
Millennium & Copthorne Hotels plc	28,332	277,284
Mitchells & Butlers plc *	68,723	558,572
Spirit Pub Co. plc	70,598	98,199
The Restaurant Group plc	49,063	550,889
Thomas Cook Group plc *	274,284	851,748

		5,170,076

Diversified Financials 1.7%
Brewin Dolphin Holdings plc	15,707	90,471
Close Brothers Group plc	32,781	805,363
F&C Asset Management plc	119,920	254,225
Henderson Group plc	152,902	653,158
IG Group Holdings plc	76,280	809,188
Intermediate Capital Group plc	107,007	807,154
International Personal Finance plc	58,561	525,046
Jupiter Fund Management plc	59,960	438,914
Provident Financial plc	29,980	943,042
Rathbone Brothers plc	9,776	284,247
SVG Capital plc *	38,256	282,282
Tullett Prebon plc	56,623	317,887

		6,210,977

Energy 1.0%
Afren plc *	222,820	607,916
Anglo Pacific Group plc	11,992	40,395
Asia Resource Minerals plc *	13,619	53,064
EnQuest plc *	151,931	371,991
Genel Energy plc *	14,012	257,598
Heritage Oil plc *	41,605	176,052
Hunting plc	34,873	495,295
Lamprell plc *	24,930	60,057
Ophir Energy plc *	82,739	442,597
Premier Oil plc	107,492	568,343
Salamander Energy plc *	59,681	100,517
SOCO International plc *	48,634	386,978

		3,560,803

Food & Staples Retailing 0.3%
Booker Group plc	256,093	748,050
Greggs plc	29,000	244,699

		992,749

Food, Beverage & Tobacco 0.6%
Britvic plc	65,875	858,334
Cranswick plc	15,823	332,788
Dairy Crest Group plc	47,774	425,530
Devro plc	56,580	294,225
Greencore Group plc	24,004	107,407
Premier Foods plc *	34,817	84,021

		2,102,305

Health Care Equipment & Services 0.1%
Synergy Health plc	6,660	150,341
UDG Healthcare plc	49,044	303,693

		454,034

Household & Personal Products 0.1%
PZ Cussons plc	71,952	443,134

Insurance 1.8%
Amlin plc	104,156	785,300
Beazley plc	164,829	729,244
Catlin Group Ltd.	77,066	685,792
Direct Line Insurance Group plc	222,000	984,042
esure Group plc	44,400	200,529
Hiscox Ltd.	77,194	843,464
Jardine Lloyd Thompson Group plc	22,945	407,595
Lancashire Holdings Ltd.	38,714	475,886
Phoenix Group Holdings	23,094	290,266
St. James’s Place plc	94,128	1,380,264

		6,782,382

Materials 1.7%
Alent plc	64,064	332,821
Aquarius Platinum Ltd. *	63,132	40,733
AZ Electronic Materials S.A.	85,480	572,147
Centamin plc *	245,500	226,282
DS Smith plc	210,103	1,242,565
Elementis plc	93,528	451,722
Essentra plc	53,964	804,877
Kenmare Resources plc *	399,062	107,003
Mondi plc	81,840	1,503,181
Petra Diamonds Ltd. *	34,203	90,679
RPC Group plc	29,980	310,998
Synthomer plc	31,270	138,975
Victrex plc	17,323	555,068

		6,377,051

Media 0.4%
ITE Group plc	52,769	249,204
Perform Group plc *	8,154	32,782
Rightmove plc	19,168	884,980
UBM plc	41,972	504,681

		1,671,647

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
BTG plc *	83,944	844,066
Dechra Pharmaceuticals plc	17,988	211,770
Genus plc	13,945	272,958
Hikma Pharmaceuticals plc	29,443	707,565

		2,036,359

Real Estate 1.6%
Big Yellow Group plc	43,306	414,762
Capital & Counties Properties plc	145,775	919,534
Countrywide plc	15,718	161,734
Derwent London plc	19,338	898,014
Development Securities plc	18,990	81,470
Grainger plc	91,853	378,365
Great Portland Estates plc	75,559	816,735
Hansteen Holdings plc	111,000	208,714
Helical Bar plc	36,882	230,546
Londonmetric Property plc	131,127	317,538
Savills plc	41,546	425,408
Shaftesbury plc	52,337	582,388
Unite Group plc	49,327	370,834

		5,806,042

Retailing 2.0%
Carphone Warehouse Group plc	23,775	140,049
Darty plc	115,775	225,065
Debenhams plc	335,800	426,002
Dixons Retail plc *	762,436	656,753
Dunelm Group plc	17,988	299,643
Halfords Group plc	51,465	406,313
Home Retail Group plc	174,749	574,578

34 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Howden Joinery Group plc	161,892	1,029,880
Inchcape plc	92,324	971,649
Mothercare plc *	16,805	70,266
N Brown Group plc	71,952	711,427
Ocado Group plc *	87,889	828,500
Sports Direct International plc *	17,992	243,175
SuperGroup plc *	6,862	190,895
WH Smith plc	28,776	564,706

		7,338,901

Semiconductors & Semiconductor Equipment 0.2%
CSR plc	39,457	500,890
Imagination Technologies Group plc *	46,894	146,172

		647,062

Software & Services 0.7%
Aveva Group plc	12,716	460,085
Computacenter plc	21,578	247,706
Fidessa Group plc	10,067	432,904
Micro Focus International plc	34,318	450,605
Moneysupermarket.com Group plc	55,500	173,928
Playtech plc	22,200	304,142
SDL plc	11,992	75,665
Telecity Group plc	33,568	371,001
Xchanging plc	26,783	79,222

		2,595,258

Technology Hardware & Equipment 1.2%
Domino Printing Sciences plc	20,446	275,486
Electrocomponents plc	109,791	494,758
Halma plc	65,956	674,247
Laird plc	67,240	354,392
Oxford Instruments plc	15,132	364,916
Pace plc	61,118	425,574
Premier Farnell plc	107,928	416,004
Renishaw plc	5,996	217,246
Spectris plc	19,435	800,249
Spirent Communications plc	169,942	299,037

		4,321,909

Telecommunication Services 0.4%
Cable & Wireless Communications plc	286,750	262,140
Colt Group S.A. *	141,548	324,508
Kcom Group plc	107,928	175,626
TalkTalk Telecom Group plc	119,920	636,063

		1,398,337

Transportation 0.9%
BBA Aviation plc	101,932	574,477
FirstGroup plc *	268,969	636,461
Go-Ahead Group plc	13,411	486,805
National Express Group plc	134,722	686,353
Stagecoach Group plc	103,153	674,189
Stobart Group Ltd. (c)	141,548	361,157

		3,419,442

Utilities 0.3%
APR Energy plc (c)	13,893	201,394
Pennon Group plc	68,631	854,564
Telecom Plus plc	1,450	44,663

		1,100,621

		88,980,878

Total Common Stock
(Cost $290,539,333)		364,195,007

Other Investment Companies 0.4% of net assets

Switzerland 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
BB Biotech AG - Reg’d	3,044	615,504

United Kingdom 0.1%

Real Estate 0.1%
F&C Commercial Property Trust Ltd.	127,392	257,042

United States 0.2%

Equity Fund 0.1%
iShares MSCI EAFE Small Cap ETF	5,000	263,700

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	483,614	483,614

		747,314

Total Other Investment Companies
(Cost $1,184,852)		1,619,860

Preferred Stock 0.3% of net assets

Germany 0.2%

Capital Goods 0.1%
Jungheinrich AG	3,401	251,164

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	799	107,077

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Biotest AG	1,180	149,938

		508,179

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	66,600	422,577

Total Preferred Stock
(Cost $519,620)		930,756

See financial notes 35

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Australia 0.0%

Transportation 0.0%
Mermaid Marine Australia Ltd. *(a)	7,085	190

Total Rights
(Cost $—)		190

End of Investments

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	4,405,737	4,405,737

Total Collateral Invested for Securities on Loan
(Cost $4,405,737)		4,405,737

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $292,257,076 and the unrealized appreciation and depreciation were $91,321,873 and ($16,833,136), respectively, with a net unrealized appreciation of $74,488,737.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $127,026 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $4,153,269.
(d)	The rate shown is the 7-day yield.
(e)	Securities are traded on separate exchanges for the same entity.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

36 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

94.3%		Common Stock	831,038,495	811,207,887
0.0%		Corporate Bond	4,588	239
0.3%		Other Investment Companies	2,437,822	2,444,996
5.3%		Preferred Stock	60,224,237	45,464,870
0.0%		Rights	—	1

99.9%		Total Investments	893,705,142	859,117,993
1.2%		Collateral Invested for Securities on Loan	10,518,310	10,518,310
(1	.1)%	Other Assets and Liabilities, Net		(9,233,982)

100.0%		Net Assets		860,402,321

	Number	Value
Security	of Shares	($)

Common Stock 94.3% of net assets

Brazil 7.3%

Banks 0.7%
Banco Bradesco S.A.	138,555	1,728,972
Banco do Brasil S.A.	243,852	2,160,846
Banco Santander Brasil S.A.	251,984	1,235,110
Itau Unibanco Holding S.A.	69,378	864,255

		5,989,183

Capital Goods 0.3%
Embraer S.A.	198,211	1,777,620
WEG S.A.	73,800	966,414

		2,744,034

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	60,036	335,646
MRV Engenharia e Participacoes S.A.	88,560	307,837
PDG Realty S.A. Empreendimentos e Participacoes *	330,624	213,717

		857,200

Diversified Financials 0.4%
BM&FBovespa S.A.	528,361	2,277,652
CETIP S.A. - Mercados Organizados	38,758	414,790
Grupo BTG Pactual	49,562	579,002

		3,271,444

Energy 1.0%
Cosan S.A. Industria e Comercio	36,900	547,971
Petroleo Brasileiro S.A.	1,033,200	5,745,406
Ultrapar Participacoes S.A. ADR	110,700	2,468,610

		8,761,987

Food & Staples Retailing 0.0%
Raia Drogasil S.A.	36,900	261,112

Food, Beverage & Tobacco 1.8%
AMBEV S.A. ADR	1,298,880	9,351,936
BRF S.A. ADR	246,492	4,500,944
JBS S.A.	154,980	497,581
Souza Cruz S.A.	110,700	963,886

		15,314,347

Household & Personal Products 0.1%
Hypermarcas S.A.	73,747	458,709
Natura Cosmeticos S.A.	56,503	834,725

		1,293,434

Insurance 0.3%
BB Seguridade Participacoes S.A.	154,093	1,536,972
Porto Seguro S.A.	29,520	410,450
Sul America S.A.	35,814	229,510

		2,176,932

Materials 0.9%
Companhia Siderurgica Nacional S.A.	234,489	1,026,893
Duratex S.A.	96,735	450,132
Fibria Celulose S.A. ADR *(a)	36,900	396,675
Gerdau S.A.	36,900	184,816
Usinas Siderurgicas de Minas Gerais S.A. *	71,622	284,526
Vale S.A.	369,000	5,212,757

		7,555,799

Real Estate 0.2%
BR Malls Participacoes S.A.	115,208	885,760
BR Properties S.A.	73,800	537,072
Multiplan Empreendimentos Imobiliarios S.A.	18,450	364,103

		1,786,935

Retailing 0.2%
Cia Hering	36,900	393,326
Lojas Americanas S.A.	32,951	174,911
Lojas Renner S.A.	36,900	911,443

		1,479,680

Software & Services 0.4%
Cielo S.A.	107,010	2,908,876
Totvs S.A.	36,900	511,166

		3,420,042

Telecommunication Services 0.2%
Tim Participacoes S.A.	316,378	1,552,094

Transportation 0.3%
All America Latina Logistica S.A.	222,876	644,013
CCR S.A.	295,200	2,032,027
Localiza Rent a Car S.A.	14,810	197,551

		2,873,591

See financial notes 37

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	69,270	148,266
Companhia de Saneamento Basico do Estado de Sao Paulo	88,560	815,086
CPFL Energia S.A. ADR	36,531	525,316
EDP - Energias do Brasil S.A.	110,700	423,181
Light S.A.	36,900	260,638
Tractebel Energia S.A.	73,800	1,048,870

		3,221,357

		62,559,171

Chile 1.8%

Banks 0.4%
Banco de Chile ADR	10,332	785,852
Banco de Credito e Inversiones	7,529	412,023
Banco Santander Chile ADR	49,831	1,075,353
Corpbanca S.A.	54,546,048	649,033
Sociedad Matriz Banco de Chile S.A., B Shares	1,430,396	443,766

		3,366,027

Energy 0.2%
Empresas COPEC S.A.	117,342	1,568,577

Food & Staples Retailing 0.1%
Cencosud S.A.	283,093	862,742

Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	27,675	313,284

Materials 0.3%
CAP S.A.	29,889	468,433
Empresas CMPC S.A.	442,800	1,067,726
Sociedad Quimica y Minera de Chile S.A. ADR	33,320	1,026,256

		2,562,415

Retailing 0.1%
S.A.C.I. Falabella	136,161	1,134,669

Telecommunication Services 0.0%
ENTEL Chile S.A.	24,723	285,459

Transportation 0.2%
Latam Airlines Group S.A. ADR	111,891	1,723,121

Utilities 0.4%
Colbun S.A.	3,381,147	791,119
Empresa Nacional de Electricidad S.A. ADR	40,248	1,644,533
Enersis S.A. ADR	73,800	1,050,174

		3,485,826

		15,302,120

China 21.8%

Automobiles & Components 0.8%
Brilliance China Automotive Holdings Ltd.	894,000	1,361,553
Byd Co., Ltd., H Shares *(a)	117,500	775,153
Chongqing Changan Automobile Co., Ltd., B Shares	258,300	515,864
Dongfeng Motor Group Co., Ltd., H Shares	808,000	1,101,480
Geely Automobile Holdings Ltd.	1,005,000	378,119
Great Wall Motor Co., Ltd., H Shares	376,000	1,715,026
Guangzhou Automobile Group Co., Ltd., H Shares	739,662	686,191

		6,533,386

Banks 5.0%
Agricultural Bank of China Ltd., H Shares	5,904,000	2,502,775
Bank of China Ltd., H Shares	20,664,000	8,679,836
Bank of Communications Co., Ltd., H Shares	3,098,200	1,988,009
China CITIC Bank Corp., Ltd., H Shares	3,014,800	1,619,847
China Construction Bank Corp., H Shares	18,819,000	12,924,188
China Merchants Bank Co., Ltd., H Shares	1,220,359	2,141,629
China Minsheng Banking Corp., Ltd., H Shares	1,584,600	1,576,218
Chongqing Rural Commercial Bank, H Shares	513,000	214,162
Industrial & Commercial Bank of China Ltd., H Shares	18,819,336	11,275,525

		42,922,189

Capital Goods 1.1%
Beijing Enterprises Holdings Ltd.	184,500	1,768,678
China Communications Construction Co., Ltd., H Shares	1,476,000	1,030,778
China International Marine Containers Group Co., Ltd., H Shares	577,400	1,409,082
China Railway Construction Corp., Ltd., H Shares	553,500	459,286
China Railway Group Ltd., H Shares	938,000	407,298
CITIC Pacific Ltd. (a)	369,000	531,554
CSR Corp., Ltd., H Shares	766,000	576,396
Shanghai Electric Group Co., Ltd., H Shares	738,000	251,989
Shanghai Industrial Holdings Ltd.	315,000	1,073,534
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	1,143,900	465,567
Sinopec Engineering Group Co., Ltd., H shares	172,000	214,528
Weichai Power Co., Ltd., H Shares	51,000	192,539
Zhuzhou CSR Times Electric Co., Ltd., H Shares	154,000	488,130
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	310,900	231,942

		9,101,301

Consumer Durables & Apparel 0.3%
ANTA Sports Products Ltd.	369,000	570,541

38 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Haier Electronics Group Co., Ltd.	369,000	1,091,160
Li Ning Co., Ltd. *(a)	241,000	185,384
Shenzhou International Group Holdings Ltd.	126,000	439,966

		2,287,051

Diversified Financials 0.2%
China Cinda Asset Management Co., Ltd., H Shares *(a)	369,000	222,511
China Everbright Ltd.	100,000	131,941
CITIC Securities Co., Ltd., H Shares	334,500	693,907
Far East Horizon Ltd.	447,000	322,534
Haitong Securities Co., Ltd., H Shares	566,000	755,537

		2,126,430

Energy 3.1%
China Coal Energy Co., Ltd., H Shares (a)	1,279,000	654,245
China Oilfield Services Ltd., H Shares	652,000	1,768,395
China Petroleum & Chemical Corp., H Shares	6,710,000	5,956,913
China Shenhua Energy Co., Ltd., H Shares	803,000	2,183,120
CNOOC Ltd.	4,488,000	7,355,623
Inner Mongolia Yitai Coal Co., Ltd., B Shares	516,600	609,588
Kunlun Energy Co., Ltd. (a)	738,000	1,317,950
PetroChina Co., Ltd., H Shares	5,904,000	6,222,704
Yanzhou Coal Mining Co., Ltd., H Shares (a)	738,000	529,653

		26,598,191

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	328,000	923,432

Food, Beverage & Tobacco 0.2%
China Agri-Industries Holdings Ltd.	740,000	317,509
China Foods Ltd. *(a)	400,000	144,826
China Yurun Food Group Ltd. *(a)	369,000	223,462
Tsingtao Brewery Co., Ltd., H Shares	116,000	872,124
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	72,280	174,156

		1,732,077

Health Care Equipment & Services 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	676,000	862,306
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	184,500	480,205
Sinopharm Group Co., H Shares	312,400	867,437

		2,209,948

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	184,500	2,002,838

Insurance 1.8%
China Life Insurance Co., Ltd., H Shares	2,214,000	6,475,644
China Pacific Insurance (Group) Co., Ltd., H Shares	540,700	1,856,663
China Taiping Insurance Holdings Co., Ltd. *	369,000	617,136
New China Life Insurance Co., Ltd., H Shares *	43,100	136,335
People’s Insurance Co. Group of China Ltd., H Shares	316,000	136,399
PICC Property & Casualty Co., Ltd., H Shares	1,218,000	1,663,538
Ping An Insurance Group Co. of China Ltd., H Shares	573,500	4,659,057

		15,544,772

Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *(a)	738,000	264,351
Anhui Conch Cement Co., Ltd., H Shares	369,000	1,345,527
BBMG Corp., H Shares	354,000	263,640
China BlueChemical Ltd., H Shares	1,476,000	861,517
China National Building Material Co., Ltd., H Shares	738,000	703,668
China Resources Cement Holdings Ltd.	738,000	545,818
China Zhongwang Holdings Ltd. *(a)	590,400	176,487
Fosun International Ltd.	553,500	688,216
Jiangxi Copper Co., Ltd., H Shares	372,000	645,160
Lee & Man Paper Manufacturing Ltd.	738,000	441,219
Maanshan Iron & Steel, H Shares *(a)	738,000	173,064
Nine Dragons Paper Holdings Ltd.	369,000	282,418
Zijin Mining Group Co., Ltd., H Shares (a)	2,214,000	482,107

		6,873,192

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	84,000	271,123

Real Estate 1.3%
Agile Property Holdings Ltd.	354,000	302,410
China Overseas Land & Investment Ltd.	1,052,000	2,826,190
China Resources Land Ltd.	738,000	1,669,784
China Vanke Co., Ltd., B Shares	607,700	900,465
Country Garden Holdings Co., Ltd.	738,000	382,263
Evergrande Real Estate Group Ltd. (a)	1,107,000	472,123
Greentown China Holdings Ltd.	369,000	483,058
Guangzhou R&F Properties Co., Ltd., H Shares	338,000	458,155
Hopson Development Holdings Ltd. *	256,000	238,483
KWG Property Holding Ltd.	553,500	280,278
Longfor Properties Co., Ltd.	184,500	254,366

See financial notes 39

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Renhe Commercial Holdings Co., Ltd. *(a)	3,690,000	185,426
Shimao Property Holdings Ltd.	369,000	741,704
Sino-Ocean Land Holdings Ltd.	1,476,000	783,543
SOHO China Ltd.	184,500	139,783
Yuexiu Property Co., Ltd.	3,690,000	760,722

		10,878,753

Retailing 0.3%
Belle International Holdings Ltd.	1,287,000	1,586,975
Golden Eagle Retail Group Ltd. (a)	167,000	259,504
GOME Electrical Appliances Holdings Ltd.	4,059,000	679,895
Zhongsheng Group Holdings Ltd. (a)	184,500	264,826

		2,791,200

Semiconductors & Semiconductor Equipment 0.1%
GCL- Poly Energy Holdings Ltd. *(a)	3,330,000	1,252,872

Software & Services 2.4%
Tencent Holdings Ltd.	258,300	20,717,783

Technology Hardware & Equipment 0.4%
BOE Technology Group Co., Ltd., B Shares *	389,800	111,500
Kingboard Chemical Holdings Ltd.	218,500	479,171
Lenovo Group Ltd.	1,956,000	2,086,790
ZTE Corp., H Shares *(a)	239,160	506,605

		3,184,066

Telecommunication Services 2.0%
China Communications Services Corp., Ltd., H Shares	200,000	94,059
China Mobile Ltd.	1,382,000	13,132,566
China Telecom Corp., Ltd., H Shares	5,166,000	2,236,522
China Unicom (Hong Kong) Ltd.	1,476,000	1,966,466

		17,429,613

Transportation 0.6%
Air China Ltd., H Shares	1,200,000	782,368
China COSCO Holdings Co., Ltd., H Shares *(a)	943,500	406,039
China Merchants Holdings International Co., Ltd.	512,000	1,817,486
China Shipping Container Lines Co., Ltd., H Shares *(a)	1,476,000	365,147
COSCO Pacific Ltd.	738,000	988,938
Zhejiang Expressway Co., Ltd., H Shares	738,000	647,565

		5,007,543

Utilities 0.8%
China Gas Holdings Ltd.	738,000	1,158,199
China Longyuan Power Group Corp., H Shares	738,000	880,535
China Resources Power Holdings Co., Ltd.	738,000	1,781,991
Datang International Power Generation Co., Ltd., H Shares	2,214,000	890,045
ENN Energy Holdings Ltd.	238,000	1,683,561
Huaneng Power International, Inc., H Shares	1,078,000	962,568

		7,356,899

		187,744,659

Colombia 0.9%

Banks 0.2%
Bancolombia S.A. ADR	29,520	1,490,760

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	44,719	772,309
Grupo de Inversiones Suramericana S.A.	49,077	795,318

		1,567,627

Energy 0.2%
Ecopetrol S.A. ADR (a)	66,051	2,267,531

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	47,232	581,792

Materials 0.1%
Cementos Argos S.A.	111,069	499,077
Cemex Latam Holdings S.A. *	41,328	329,017

		828,094

Utilities 0.1%
Interconexion Electrica S.A. ESP	104,796	388,996
Isagen S.A. ESP	360,513	521,194

		910,190

		7,645,994

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	4,797	1,163,838

Telecommunication Services 0.0%
Telefonica Czech Republic A/S	26,357	400,866

Utilities 0.2%
CEZ A/S	48,339	1,304,729

		2,869,433

Egypt 0.3%

Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg’d	337,635	1,635,504

Telecommunication Services 0.1%
Global Telecom Holding GDR *	329,529	1,055,811
Orascom Telecom Media & Technology Holding SAE GDR (b)(c)	176,826	172,741

		1,228,552

		2,864,056

Hungary 0.3%

Banks 0.1%
OTP Bank plc	59,040	1,049,106

40 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
MOL Hungarian Oil & Gas plc	15,498	910,949

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	40,590	723,250

		2,683,305

India 9.6%

Automobiles & Components 0.6%
Bajaj Auto Ltd.	35,616	1,118,445
Hero Motocorp Ltd.	23,617	749,567
Mahindra & Mahindra Ltd.	68,634	1,079,119
Maruti Suzuki India Ltd.	22,140	567,610
Tata Motors Ltd.	260,145	1,750,040

		5,264,781

Banks 1.7%
Axis Bank Ltd.	86,498	1,768,269
Bank of Baroda	27,374	243,420
Canara Bank	61,254	213,569
HDFC Bank Ltd.	308,365	3,331,417
Housing Development Finance Corp.	407,745	5,389,892
ICICI Bank Ltd.	141,857	2,389,116
IndusInd Bank Ltd.	44,649	286,350
State Bank of India	42,435	1,049,749
Yes Bank Ltd.	36,531	179,737

		14,851,519

Capital Goods 0.4%
Adani Enterprises Ltd.	23,616	96,876
Bharat Heavy Electricals Ltd.	206,640	559,275
Cummins India Ltd.	44,280	361,141
Jaiprakash Associates Ltd.	344,277	232,740
Larsen & Toubro Ltd.	88,698	1,587,992
Siemens Ltd.	22,509	225,090

		3,063,114

Consumer Durables & Apparel 0.1%
Titan Co., Ltd.	137,388	537,538

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	42,435	646,658
IDFC Ltd.	345,384	524,094
Kotak Mahindra Bank Ltd.	92,988	1,026,949
Power Finance Corp., Ltd.	73,800	195,990
Rural Electrification Corp., Ltd.	73,800	230,521

		2,624,212

Energy 1.2%
Bharat Petroleum Corp., Ltd.	108,486	661,628
Cairn India Ltd.	67,896	355,145
Coal India Ltd.	148,707	585,423
Hindustan Petroleum Corp., Ltd.	102,582	438,183
Indian Oil Corp., Ltd.	101,844	408,083
Oil & Natural Gas Corp., Ltd.	468,999	2,204,628
Reliance Industries Ltd.	397,429	5,129,450
The Great Eastern Shipping Co., Ltd.	112,176	562,056

		10,344,596

Food, Beverage & Tobacco 0.6%
ITC Ltd.	643,905	3,403,928
Nestle India Ltd.	9,594	752,985
United Spirits Ltd.	30,996	1,193,856

		5,350,769

Household & Personal Products 0.3%
Colgate-Palmolive (India) Ltd.	29,520	625,621
Dabur India Ltd.	139,778	391,166
Hindustan Unilever Ltd.	204,426	1,811,568

		2,828,355

Materials 0.6%
Ambuja Cements Ltd.	172,072	466,410
Asian Paints Ltd.	78,757	601,034
Hindalco Industries Ltd.	483,021	821,011
Jindal Steel & Power Ltd.	126,567	488,767
JSW Steel Ltd.	61,992	876,120
Sesa Sterlite Ltd.	196,578	563,441
Tata Chemicals Ltd.	98,892	427,367
Tata Steel Ltd.	72,324	401,178
Ultratech Cement Ltd.	25,830	766,482

		5,411,810

Media 0.1%
Zee Entertainment Enterprises Ltd. (c)	193,356	838,250

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Cipla Ltd.	143,172	887,722
Dr. Reddys Laboratories Ltd.	30,258	1,413,553
Lupin Ltd.	80,181	1,287,773
Piramal Enterprises Ltd.	23,985	214,793
Sun Pharmaceutical Industries Ltd.	210,330	2,187,799

		5,991,640

Real Estate 0.1%
DLF Ltd.	146,493	333,615
Unitech Ltd. *	816,396	150,160

		483,775

Software & Services 2.1%
HCL Technologies Ltd.	72,324	1,838,497
Infosys Ltd.	140,958	8,698,664
Mphasis Ltd.	50,553	316,344
Oracle Financial Services Software Ltd. *	5,166	259,563
Tata Consultancy Services Ltd.	103,320	3,793,651
Tech Mahindra Ltd.	36,745	1,107,004
Wipro Ltd. ADR (a)	137,077	1,891,663

		17,905,386

Telecommunication Services 0.4%
Bharti Airtel Ltd.	450,180	2,088,928
Idea Cellular Ltd.	405,162	842,617
Reliance Communications Ltd.	134,262	243,266

		3,174,811

Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	110,700	298,719
Container Corp. Of India Ltd.	11,070	136,437

		435,156

Utilities 0.3%
GAIL India Ltd.	122,508	732,815
NTPC Ltd.	432,837	784,945
Power Grid Corp. of India Ltd.	354,609	540,667

See financial notes 41

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reliance Infrastructure Ltd.	33,210	194,448
Reliance Power Ltd. *	205,902	205,636
Tata Power Co., Ltd.	369,000	469,139

		2,927,650

		82,033,362

Indonesia 2.9%

Automobiles & Components 0.4%
PT Astra International Tbk	5,538,800	3,315,932

Banks 1.0%
PT Bank Central Asia Tbk	3,505,500	3,087,582
PT Bank Mandiri (Persero) Tbk	2,398,959	1,880,483
PT Bank Negara Indonesia (Persero) Tbk	1,107,316	433,998
PT Bank Rakyat Indonesia (Persero) Tbk	3,690,000	2,948,122

		8,350,185

Capital Goods 0.1%
PT United Tractors Tbk	738,000	1,206,267

Energy 0.1%
PT Adaro Energy Tbk	4,059,000	347,894
PT Tambang Batubara Bukit Asam (Persero) Tbk	369,000	304,348

		652,242

Food, Beverage & Tobacco 0.3%
PT Astra Agro Lestari Tbk	153,000	336,075
PT Charoen Pokphand Indonesia Tbk	2,273,000	829,198
PT Gudang Garam Tbk	129,200	530,867
PT Indofood Sukses Makmur Tbk	1,314,900	812,681

		2,508,821

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	411,000	1,011,657

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	369,000	713,589
PT Semen Indonesia (Persero) Tbk	808,000	1,044,018
PT Vale Indonesia Tbk	922,500	189,919

		1,947,526

Media 0.0%
PT Media Nusantara Citra Tbk	788,000	172,072

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	9,225,000	1,152,231

Telecommunication Services 0.4%
PT Indosat Tbk	223,500	77,298
PT Telekomunikasi Indonesia (Persero) Tbk	14,760,000	2,956,069
PT XL Axiata Tbk	358,000	143,397

		3,176,764

Transportation 0.0%
PT Jasa Marga Persero Tbk	742,000	343,548

Utilities 0.2%
PT Perusahaan Gas Negara (Persero) Tbk	2,952,000	1,245,999

		25,083,244

Malaysia 4.8%

Automobiles & Components 0.1%
UMW Holdings Berhad	258,300	930,243

Banks 1.3%
Alliance Financial Group Berhad	593,800	830,033
CIMB Group Holdings Berhad	1,380,300	3,016,312
Hong Leong Bank Berhad	190,100	822,713
Malayan Banking Berhad	1,275,400	3,806,932
Public Bank Berhad - Foreign Market	369,000	2,146,540
RHB Capital Berhad	190,100	475,758

		11,098,288

Capital Goods 0.5%
Gamuda Berhad	814,000	1,122,930
IJM Corp. Berhad	377,500	664,787
Sime Darby Berhad	848,700	2,359,730

		4,147,447

Consumer Services 0.4%
Berjaya Sports Toto Berhad	343,646	400,649
Genting Berhad	664,200	2,047,435
Genting Malaysia Berhad	863,600	1,146,547

		3,594,631

Diversified Financials 0.1%
AMMB Holdings Berhad	590,400	1,304,592

Energy 0.2%
Petronas Dagangan Berhad	110,700	1,035,880
Sapurakencana Petroleum Berhad *	519,100	701,851

		1,737,731

Food, Beverage & Tobacco 0.6%
British American Tobacco Malaysia Berhad	36,900	675,721
Felda Global Ventures Holdings Berhad	332,100	466,247
IOI Corp. Berhad	1,278,000	1,798,132
Kuala Lumpur Kepong Berhad	153,400	1,122,702
PPB Group Berhad	153,400	745,347

		4,808,149

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad *	553,500	648,692

Materials 0.2%
Lafarge Malaysia Berhad	110,700	295,290
Petronas Chemicals Group Berhad	664,200	1,368,335

		1,663,625

Media 0.0%
Astro Malaysia Holdings Berhad	184,500	177,940

Real Estate 0.1%
IOI Properties Group Berhad *	426,000	338,044
SP Setia Berhad	604,600	536,971

42 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UEM Sunrise Berhad	369,000	247,764

		1,122,779

Telecommunication Services 0.7%
Axiata Group Berhad	1,402,200	2,803,116
DiGi.com Berhad	1,217,700	1,913,980
Maxis Berhad	630,500	1,341,244
Telekom Malaysia Berhad	184,500	319,278

		6,377,618

Utilities 0.5%
Petronas Gas Berhad	202,800	1,460,729
Tenaga Nasional Berhad	369,250	1,352,358
YTL Corp. Berhad	1,411,240	680,531
YTL Power International Berhad *	922,500	478,636

		3,972,254

		41,583,989

Mexico 5.3%

Banks 0.7%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	638,300	4,146,173
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	590,400	1,414,900
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	479,700	1,059,058

		6,620,131

Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	664,200	1,599,285
Grupo Carso S.A.B. de C.V., Series A1	147,600	769,748

		2,369,033

Food & Staples Retailing 0.4%
Organizacion Soriana S.A.B. de C.V., B Shares *	44,700	129,636
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,623,600	3,443,526

		3,573,162

Food, Beverage & Tobacco 1.0%
Arca Continental S.A.B. de C.V.	110,700	580,654
Coca-Cola Femsa S.A.B. de C.V., Series L	122,900	1,191,766
Fomento Economico Mexicano S.A.B. de C.V.	613,600	5,257,939
Grupo Bimbo S.A.B. de C.V., Series A	516,600	1,355,445

		8,385,804

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	221,400	535,436

Materials 1.1%
Cemex S.A.B. de C.V., Series CPO *	3,062,700	4,009,832
Grupo Mexico S.A.B. de C.V., Series B	1,143,900	3,517,832
Industrias CH S.A.B. de C.V., Series B *	36,900	226,177
Industrias Penoles S.A.B. de C.V.	36,900	896,711
Mexichem S.A.B. de C.V.	332,100	1,082,489
Minera Frisco S.A.B. de C.V., Series A1 *	173,500	295,013

		10,028,054

Media 0.5%
Grupo Televisa S.A.B., Series CPO	774,900	4,557,805

Retailing 0.1%
Grupo Elektra S.A. de C.V.	11,070	316,012
Grupo Sanborns S.A.B. de C.V.	67,200	120,861

		436,873

Telecommunication Services 1.0%
America Movil S.A.B. de C.V., Series L	8,708,400	8,442,596

Transportation 0.1%
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	36,900	411,788
OHL Mexico S.A.B. de C.V. *	49,700	125,111

		536,899

Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	70,800	309,303

		45,795,096

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (c)	9,984	252,096

Peru 0.4%

Banks 0.3%
Credicorp Ltd.	15,498	2,013,190

Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	71,217	897,334

		2,910,524

Philippines 1.6%

Banks 0.3%
Bank of the Philippine Islands	651,886	1,318,815
BDO Unibank, Inc.	514,650	968,536
Metropolitan Bank & Trust Co.	206,136	378,697

		2,666,048

Capital Goods 0.4%
Aboitiz Equity Ventures, Inc.	516,600	682,859
Alliance Global Group, Inc.	1,143,900	768,836
DMCI Holdings, Inc.	258,300	401,614
San Miguel Corp.	239,850	299,846
SM Investments Corp.	101,385	1,576,368

		3,729,523

Consumer Services 0.1%
Jollibee Foods Corp.	118,080	452,373

Diversified Financials 0.1%
Ayala Corp.	59,040	761,230

See financial notes 43

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	228,780	717,580

Real Estate 0.2%
Ayala Land, Inc.	1,476,000	1,008,581
SM Prime Holdings, Inc.	1,845,000	603,495

		1,612,076

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	20,350	1,229,161

Transportation 0.1%
International Container Terminal Services, Inc.	343,170	745,387

Utilities 0.2%
Aboitiz Power Corp.	738,000	642,350
Energy Development Corp.	3,175,400	416,178
Manila Electric Co.	44,280	276,582

		1,335,110

		13,248,488

Poland 1.9%

Banks 0.8%
Bank Handlowy w Warszawie S.A.	15,867	604,107
Bank Pekao S.A.	33,210	2,122,010
Getin Noble Bank S.A. *	609,964	684,581
mBank S.A.	3,321	599,220
Powszechna Kasa Oszczednosci Bank Polski S.A.	209,223	3,058,168

		7,068,086

Energy 0.2%
Polski Koncern Naftowy Orlen S.A.	101,475	1,468,120
Polskie Gornictwo Naftowe i Gazownictwo S.A.	405,900	685,347

		2,153,467

Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	15,498	2,262,487

Materials 0.3%
Jastrzebska Spolka Weglowa S.A.	14,840	253,024
KGHM Polska Miedz S.A.	44,055	1,705,026
Synthos S.A.	181,917	322,217

		2,280,267

Telecommunication Services 0.1%
Orange Polska S.A.	178,227	596,549

Utilities 0.2%
PGE S.A.	292,986	1,786,725
Tauron Polska Energia S.A.	213,433	340,588

		2,127,313

		16,488,169

Russia 6.3%

Banks 1.0%
Sberbank of Russia *	1	2
Sberbank of Russia ADR	751,087	7,743,707
VTB Bank OJSC GDR - Reg’d	628,407	1,444,708

		9,188,417

Energy 3.4%
Gazprom OAO	1	4
Gazprom OAO ADR	1,596,731	12,294,828
LUKOIL OAO *	1	55
LUKOIL OAO ADR	147,600	8,118,000
NovaTek OAO *	172,280	1,975,174
Rosneft OJSC GDR - Reg’d	378,594	2,555,509
Surgutneftegas OAO *	1	1
Surgutneftegas OAO ADR	201,474	1,533,217
Tatneft OAO *	1	6
Tatneft OAO ADR	74,907	2,704,143

		29,180,937

Food & Staples Retailing 0.6%
Magnit OJSC GDR - Reg’d	91,512	5,124,672

Materials 0.6%
Mechel ADR *(a)	31,194	59,269
MMC Norilsk Nickel OJSC *	1	167
MMC Norilsk Nickel OJSC ADR	135,651	2,303,354
Novolipetsk Steel OJSC GDR - Reg’d	21,402	287,857
Phosagro OAO GDR - Reg’d	20,295	229,130
Severstal OAO GDR - Reg’d	47,508	393,841
Uralkali OJSC GDR - Reg’d	80,442	1,827,642

		5,101,260

Real Estate 0.0%
LSR Group GDR - Reg’d *	50,184	170,626

Telecommunication Services 0.6%
MegaFon OAO GDR - Reg’d	28,798	835,142
Mobile TeleSystems OJSC ADR	123,945	2,134,333
Rostelecom OJSC ADR	67,576	1,114,328
Sistema JSFC GDR - Reg’d	34,800	861,300

		4,945,103

Utilities 0.1%
RusHydro JSC ADR	514,755	777,280
Russian Grids OAO *	1	—

		777,280

		54,488,295

South Africa 9.7%

Banks 0.8%
Barclays Africa Group Ltd.	101,106	1,247,995
Capitec Bank Holdings Ltd.	11,356	194,257
Nedbank Group Ltd.	71,955	1,413,411
Standard Bank Group Ltd.	331,731	3,805,020

		6,660,683

Capital Goods 0.4%
Aveng Ltd. *	145,386	300,470
Barloworld Ltd.	65,313	653,996
Bidvest Group Ltd.	76,383	1,803,668
Reunert Ltd.	63,468	373,951

		3,132,085

44 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.3%
Steinhoff International Holdings Ltd.	474,165	2,290,983

Consumer Services 0.0%
Sun International Ltd.	29,520	260,882

Diversified Financials 0.9%
African Bank Investments Ltd.	221,400	210,234
Coronation Fund Managers Ltd.	46,863	383,961
FirstRand Ltd.	802,944	2,554,202
Investec Ltd.	93,357	688,330
JSE Ltd.	49,115	386,775
Remgro Ltd.	142,065	2,458,488
RMB Holdings Ltd.	249,075	1,110,220

		7,792,210

Energy 0.9%
Exxaro Resources Ltd.	42,804	569,910
Sasol Ltd.	148,707	7,559,702

		8,129,612

Food & Staples Retailing 0.4%
Clicks Group Ltd.	69,444	363,455
Massmart Holdings Ltd.	29,211	330,406
Pick n Pay Stores Ltd.	78,228	328,737
Shoprite Holdings Ltd.	132,102	1,732,541
The Spar Group Ltd.	65,682	693,829

		3,448,968

Food, Beverage & Tobacco 0.2%
AVI Ltd.	125,829	600,109
Tiger Brands Ltd.	49,446	1,125,196

		1,725,305

Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	275,274	967,402
Mediclinic International Ltd.	93,476	584,957
Netcare Ltd.	409,959	860,621

		2,412,980

Insurance 0.5%
Discovery Ltd.	118,818	878,712
MMI Holdings Ltd.	411,435	876,742
Sanlam Ltd.	481,914	2,373,287

		4,128,741

Materials 1.3%
Aeci Ltd.	45,018	549,013
African Rainbow Minerals Ltd.	26,568	541,661
Anglo American Platinum Ltd. *	19,926	852,375
AngloGold Ashanti Ltd.	102,951	1,826,268
Assore Ltd.	7,247	292,329
Gold Fields Ltd.	213,282	812,285
Harmony Gold Mining Co., Ltd.	149,445	483,322
Impala Platinum Holdings Ltd.	153,873	1,633,023
Kumba Iron Ore Ltd.	19,926	826,590
Mondi Ltd.	43,955	790,979
Nampak Ltd.	237,267	817,267
Northam Platinum Ltd. *	35,616	139,987
PPC Ltd.	173,799	475,685
Sappi Ltd. *	88,560	284,022
Sibanye Gold Ltd.	208,252	420,314

		10,745,120

Media 1.5%
Naspers Ltd., N Shares	109,224	13,206,223

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd.	88,356	2,245,555

Real Estate 0.2%
Capital Property Fund	557,190	513,009
Fountainhead Property Trust	486,496	335,600
Growthpoint Properties Ltd.	585,972	1,281,946

		2,130,555

Retailing 0.5%
Imperial Holdings Ltd.	56,457	890,866
Mr. Price Group Ltd.	73,800	1,026,299
The Foschini Group Ltd.	74,169	617,974
Truworths International Ltd.	134,685	861,392
Woolworths Holdings Ltd.	218,079	1,296,892

		4,693,423

Telecommunication Services 1.2%
MTN Group Ltd.	484,128	8,874,234
Telkom S.A. SOC Ltd. *	159,807	463,722
Vodacom Group Ltd.	97,047	1,080,353

		10,418,309

Transportation 0.0%
Grindrod Ltd.	110,331	264,484

		83,686,118

Taiwan 14.0%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	507,557	1,321,746
Yulon Motor Co., Ltd.	222,666	379,953

		1,701,699

Banks 1.5%
Chang Hwa Commercial Bank	1,704,542	1,001,414
China Development Financial Holding Corp.	4,082,268	1,185,688
CTBC Financial Holding Co., Ltd.	3,751,188	2,420,481
E.Sun Financial Holding Co., Ltd.	1,710,102	1,075,234
Far Eastern International Bank	487,000	182,436
First Financial Holding Co., Ltd.	1,776,786	1,058,518
Hua Nan Financial Holdings Co., Ltd.	2,403,851	1,380,520
Mega Financial Holding Co., Ltd.	2,834,544	2,264,043
SinoPac Financial Holdings Co., Ltd.	1,617,976	777,000
Taishin Financial Holding Co., Ltd.	1,460,281	686,811
Taiwan Cooperative Financial Holding Co., Ltd.	1,734,449	938,840

		12,970,985

Capital Goods 0.3%
Far Eastern New Century Corp.	1,166,583	1,226,341
Taiwan Glass Industry Corp.	395,036	391,150
Walsin Lihwa Corp. *	1,476,000	459,393

		2,076,884

See financial notes 45

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	48,000	122,147

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	369,000	398,863
Giant Manufacturing Co., Ltd.	38,000	258,994
Pou Chen Corp.	635,580	848,545

		1,506,402

Diversified Financials 0.5%
Capital Securities Corp.	1,126,629	429,486
Fubon Financial Holding Co., Ltd.	1,845,078	2,579,017
Yuanta Financial Holding Co., Ltd.	2,981,316	1,564,556

		4,573,059

Energy 0.2%
Formosa Petrochemical Corp.	577,000	1,481,636

Food & Staples Retailing 0.1%
President Chain Store Corp.	141,000	874,909

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	1,339,922	2,237,773

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	1,845,011	2,722,028
Shin Kong Financial Holding Co., Ltd.	2,295,546	757,656

		3,479,684

Materials 1.9%
Asia Cement Corp.	775,810	980,709
China Steel Corp.	3,081,734	2,614,053
Formosa Chemicals & Fibre Corp.	1,168,500	2,973,508
Formosa Plastics Corp.	1,529,120	3,886,139
Nan Ya Plastics Corp.	1,966,060	4,211,410
Taiwan Cement Corp.	925,690	1,475,702
Taiwan Fertilizer Co., Ltd.	82,000	175,919
YFY, Inc.	738,000	353,192

		16,670,632

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	447,000	260,398

Retailing 0.1%
Hotai Motor Co., Ltd.	75,000	920,853

Semiconductors & Semiconductor Equipment 4.2%
Advanced Semiconductor Engineering, Inc.	2,355,488	2,332,320
Macronix International Co., Ltd. *	1,131,383	250,190
MediaTek, Inc.	426,469	6,263,737
Novatek Microelectronics Corp.	79,000	362,433
Realtek Semiconductor Corp.	101,000	300,020
Siliconware Precision Industries Co. ADR	235,053	1,490,236
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,301,094	23,510,769
Transcend Information, Inc.	49,000	149,436
United Microelectronics Corp. ADR	737,847	1,483,072

		36,142,213

Technology Hardware & Equipment 3.3%
Acer, Inc. *	738,086	439,714
Advantech Co., Ltd.	47,500	300,226
Asustek Computer, Inc.	176,426	1,697,412
AU Optronics Corp. ADR *	258,300	860,139
Catcher Technology Co., Ltd.	133,200	967,193
Chicony Electronics Co., Ltd.	86,815	227,224
Compal Electronics, Inc.	1,110,610	751,452
Delta Electronics, Inc.	669,000	3,720,592
Foxconn Technology Co., Ltd.	416,684	936,569
Hon Hai Precision Industry Co., Ltd.	3,167,468	8,781,679
HTC Corp.	202,650	909,644
Innolux Corp. *	2,081,000	741,792
Inventec Corp.	1,136,145	1,198,093
Largan Precision Co., Ltd.	21,000	932,240
Lite-On Technology Corp.	744,345	1,094,481
Pegatron Corp.	395,441	531,205
Quanta Computer, Inc.	738,000	1,814,674
Synnex Technology International Corp.	375,053	641,222
TPK Holding Co., Ltd.	54,996	328,546
Unimicron Technology Corp.	738,000	521,262
Wistron Corp.	817,735	680,141
Yageo Corp.	319,200	152,236

		28,227,736

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR	107,010	3,237,052
Far EasTone Telecommunications Co., Ltd.	403,000	816,694
Taiwan Mobile Co., Ltd.	480,600	1,445,068

		5,498,814

Transportation 0.2%
China Airlines Ltd. *	964,000	330,900
Eva Airways Corp. *	419,000	215,045
Evergreen Marine Corp., Ltd. *	464,199	275,780
U-Ming Marine Transport Corp.	190,000	318,569
Yang Ming Marine Transport Corp. *	384,200	164,849

		1,305,143

		120,050,967

Thailand 2.7%

Banks 0.7%
Bangkok Bank PCL NVDR	147,600	778,152
Bank of Ayudhya PCL NVDR	295,200	314,428
Kasikornbank PCL NVDR	358,400	1,873,018
Krung Thai Bank PCL NVDR	1,560,700	856,292
The Siam Commercial Bank PCL NVDR	479,700	2,227,572
TMB Bank PCL NVDR	3,874,500	294,521

		6,343,983

Energy 0.6%
Banpu PCL NVDR	369,000	294,069
IRPC PCL NVDR	4,464,900	465,308
PTT Exploration & Production PCL NVDR	426,304	2,012,285
PTT PCL NVDR	213,600	1,918,308

46 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Thai Oil PCL NVDR	147,600	235,255

		4,925,225

Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	73,800	400,386
CP ALL PCL NVDR	1,423,400	1,712,443

		2,112,829

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,143,900	955,441

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL NVDR	89,400	350,749

Materials 0.3%
Indorama Ventures PCL NVDR	369,000	235,255
PTT Global Chemical PCL NVDR	376,014	864,400
The Siam Cement PCL NVDR	110,700	1,459,035

		2,558,690

Media 0.1%
BEC World PCL NVDR	405,900	628,290

Real Estate 0.1%
Central Pattana PCL NVDR	444,000	561,379
Land & Houses PCL NVDR	738,000	210,373

		771,752

Telecommunication Services 0.4%
Advanced Info Service PCL NVDR	332,100	2,147,835
Shin Corp. PCL NVDR	405,900	911,331
Total Access Communication PCL NVDR	110,700	342,703

		3,401,869

Transportation 0.1%
Airports of Thailand PCL NVDR	110,700	636,207

Utilities 0.1%
Electricity Generating PCL NVDR	73,800	290,676
Glow Energy PCL NVDR	158,300	359,056

		649,732

		23,334,767

Turkey 1.6%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	25,830	228,973

Banks 0.6%
Akbank T.A.S.	442,469	1,147,603
Turkiye Garanti Bankasi A/S	492,615	1,353,608
Turkiye Halk Bankasi A/S	144,333	710,081
Turkiye Is Bankasi, C Shares	445,014	825,296
Turkiye Vakiflar Bankasi Tao, D Shares	315,609	472,254
Yapi ve Kredi Bankasi A/S	286,713	430,316

		4,939,158

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S *	514,590	160,999
Enka Insaat ve Sanayi A/S	80,314	243,265
KOC Holding A/S	244,278	906,046
Turkiye Sise ve Cam Fabrikalari A/S	119,863	122,831

		1,433,141

Consumer Durables & Apparel 0.0%
Arcelik A/S	54,981	295,422

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	218,863	777,046

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	45,387	800,560

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	58,090	1,079,936

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	80,073	845,969

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	605,006	663,877

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	228,780	233,407

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	220,794	594,684
Turkcell Iletisim Hizmetleri A/S *	216,603	1,131,435

		1,726,119

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi	308,044	919,076

		13,942,684

United Arab Emirates 0.8%

Banks 0.2%
First Gulf Bank PJSC	215,698	1,309,574

Capital Goods 0.0%
Arabtec Holding Co. *	97,785	128,321

Diversified Financials 0.1%
Dubai Financial Market *	764,824	674,661

Energy 0.0%
Dana Gas PJSC *	1,430,613	338,860

Real Estate 0.3%
Aldar Properties PJSC	773,055	698,759
Emaar Properties PJSC	901,836	2,234,334

		2,933,093

Transportation 0.2%
DP World Ltd.	68,868	1,256,841

		6,641,350

Total Common Stock
(Cost $831,038,495)		811,207,887

See financial notes 47

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Corporate Bond 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14 (INR)	285,360	239

Total Corporate Bond
(Cost $4,588)		239

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.3% of net assets

United States 0.3%

Equity Fund 0.3%
Vanguard FTSE Emerging Markets ETF (a)	55,000	2,138,950

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	306,046	306,046

Total Other Investment Companies
(Cost $2,437,822)		2,444,996

Preferred Stock 5.3% of net assets

Brazil 5.1%

Banks 2.2%
Banco Bradesco S.A.	577,723	6,754,116
Itau Unibanco Holding S.A. ADR	695,196	9,260,011
Itausa - Investimentos Itau S.A.	811,800	2,950,420

		18,964,547

Energy 0.8%
Petroleo Brasileiro S.A.	1,180,800	6,869,466

Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	36,900	1,562,089

Materials 1.3%
Bradespar S.A.	73,800	673,235
Braskem S.A., A Shares *	73,800	510,218
Gerdau S.A.	235,422	1,455,263
Klabin S.A.	184,500	916,182
Metalurgica Gerdau S.A.	73,800	565,821
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	147,600	617,317
Vale S.A. ADR	568,445	7,099,878

		11,837,914

Retailing 0.1%
Lojas Americanas S.A.	110,700	685,714

Telecommunication Services 0.2%
Oi S.A.	278,968	428,722
Telefonica Brasil S.A.	60,808	1,118,805

		1,547,527

Utilities 0.3%
AES Tiete S.A.	36,900	274,854
Centrais Eletricas Brasileiras S.A., B Shares	80,374	312,757
Companhia Energetica de Minas Gerais	224,563	1,291,047
Companhia Energetica de Sao Paulo, B Shares	36,900	355,415
Companhia Paranaense de Energia - Copel, B Shares	36,900	398,855

		2,632,928

		44,100,185

Chile 0.0%

Food, Beverage & Tobacco 0.0%
Embotelladora Andina S.A., B Shares	83,025	322,053

Colombia 0.1%

Banks 0.0%
Grupo Aval Acciones y Valores	228,780	135,204

Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	20,664	342,138

Materials 0.0%
Grupo Argos S.A.	24,723	226,769

		704,111

Russia 0.1%

Energy 0.1%
AK Transneft OAO *	150	338,521

Total Preferred Stock
(Cost $60,224,237)		45,464,870

Rights 0.0% of net assets

Brazil 0.0%

Banks 0.0%
Itausa - Investimentos Itau S.A. *	1	1

Total Rights
(Cost $—)		1

End of Investments

48 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	10,518,310	10,518,310

Total Collateral Invested for Securities on Loan
(Cost $10,518,310)		10,518,310

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $898,165,812 and the unrealized appreciation and depreciation were $ 82,919,806 and ($121,967,625), respectively, with a net unrealized depreciation of ($39,047,819).

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,933,873.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $172,741 or 0.0% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $1,263,087 or 0.1% of net assets.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered
INR —	Indian rupee

See financial notes 49

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,437,804,531	3,088,776,926
0.1%		Other Investment Companies	1,149,903	1,241,262

99.9%		Total Investments	2,438,954,434	3,090,018,188
0.4%		Collateral Invested for Securities on Loan	13,091,426	13,091,426
(0	.3)%	Other Assets and Liabilities, Net		(8,644,741)

100.0%		Net Assets		3,094,464,873

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Allison Transmission Holdings, Inc.	13,596	404,889
American Axle & Manufacturing Holdings, Inc. *	9,798	189,395
Autoliv, Inc.	14,000	1,348,760
BorgWarner, Inc.	35,256	2,166,481
Cooper Tire & Rubber Co.	8,724	217,489
Dana Holding Corp.	23,052	499,767
Delphi Automotive plc	42,764	2,846,799
Dorman Products, Inc. *	5,424	312,531
Drew Industries, Inc.	2,884	142,008
Federal-Mogul Corp. *	12,574	236,894
Ford Motor Co.	586,543	9,026,897
General Motors Co. *	194,173	7,029,063
Gentex Corp.	20,940	656,888
Gentherm, Inc. *	5,320	150,450
Harley-Davidson, Inc.	32,738	2,162,672
Johnson Controls, Inc.	101,853	5,031,538
Lear Corp.	12,016	975,699
Standard Motor Products, Inc.	3,680	129,352
Tenneco, Inc. *	8,636	520,233
Tesla Motors, Inc. *	12,253	2,999,657
The Goodyear Tire & Rubber Co.	35,838	962,967
Thor Industries, Inc.	6,780	379,748
TRW Automotive Holdings Corp. *	18,540	1,526,213
Visteon Corp. *	7,274	606,870

		40,523,260

Banks 3.4%
Associated Banc-Corp.	28,796	480,605
Astoria Financial Corp.	12,233	167,592
Bancfirst Corp.	2,727	150,067
Bancorp, Inc. *	5,708	109,308
BancorpSouth, Inc.	13,830	330,952
Bank of Hawaii Corp.	6,780	396,291
Bank of the Ozarks, Inc.	5,424	343,990
BankUnited, Inc.	11,639	389,674
Banner Corp.	6,280	249,253
BB&T Corp.	109,158	4,126,172
BBCN Bancorp, Inc.	9,804	166,864
Beneficial Mutual Bancorp, Inc. *	12,375	148,995
Berkshire Hills Bancorp, Inc.	3,018	75,842
BofI Holding, Inc. *	2,242	208,730
BOK Financial Corp.	3,306	213,997
Boston Private Financial Holdings, Inc.	11,377	148,356
Brookline Bancorp, Inc.	12,234	111,696
Capital Bank Financial Corp., Class A *	8,452	194,396
CapitalSource, Inc.	40,754	599,084
Capitol Federal Financial, Inc.	23,664	287,518
Cathay General Bancorp	10,936	277,884
Central Pacific Financial Corp.	5,968	117,749
Chemical Financial Corp.	4,226	124,625
CIT Group, Inc.	31,188	1,518,232
City Holding Co.	2,712	120,087
City National Corp.	6,780	507,347
Columbia Banking System, Inc.	9,492	248,880
Comerica, Inc.	28,670	1,381,321
Commerce Bancshares, Inc.	13,343	595,898
Community Bank System, Inc.	5,424	197,596
Community Trust Bancorp, Inc.	1,709	67,676
Cullen/Frost Bankers, Inc.	8,636	644,591
CVB Financial Corp.	13,774	214,461
East West Bancorp, Inc.	23,052	822,726
EverBank Financial Corp.	15,304	274,248
F.N.B. Corp.	20,538	250,358
Fifth Third Bancorp	141,032	3,059,689
First BanCorp *	21,928	114,245
First Citizens BancShares, Inc., Class A	947	212,497
First Commonwealth Financial Corp.	17,803	151,682
First Financial Bancorp	8,192	139,592
First Financial Bankshares, Inc.	4,262	257,766
First Financial Holdings, Inc.	3,808	233,202
First Horizon National Corp.	36,888	441,549
First Interstate Bancsystem, Inc.	5,768	149,391
First Midwest Bancorp, Inc.	13,560	226,045
First Niagara Financial Group, Inc.	51,972	471,386
First Republic Bank	18,258	948,868
FirstMerit Corp.	23,831	494,732
Flagstar Bancorp, Inc. *	12,626	279,540
Fulton Financial Corp.	32,864	404,556
Glacier Bancorp, Inc.	10,127	281,024
Hancock Holding Co.	12,204	420,550
Hanmi Financial Corp.	6,280	147,140
Home BancShares, Inc.	10,848	364,059
Home Loan Servicing Solutions Ltd.	12,880	264,298
Hudson City Bancorp, Inc.	71,868	682,746
Huntington Bancshares, Inc.	127,464	1,214,732
Iberiabank Corp.	4,068	266,454

See financial notes 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Independent Bank Corp.	2,984	109,781
International Bancshares Corp.	8,292	192,209
Investors Bancorp, Inc.	8,136	215,767
Kearny Financial Corp. *	2,725	34,281
KeyCorp	145,540	1,916,762
M&T Bank Corp.	19,517	2,275,487
MB Financial, Inc.	8,177	249,644
MGIC Investment Corp. *	51,343	460,033
National Bank Holdings Corp., Class A	10,345	203,072
National Penn Bancshares, Inc.	18,206	196,625
Nationstar Mortgage Holdings, Inc. *(a)	4,226	121,836
NBT Bancorp, Inc.	9,764	229,259
New York Community Bancorp, Inc.	65,394	1,044,996
Northfield Bancorp, Inc.	8,427	106,686
Northwest Bancshares, Inc.	20,340	291,879
Ocwen Financial Corp. *	18,984	710,761
OFG Bancorp	14,440	231,040
Old National Bancorp	15,004	210,506
Oritani Financial Corp.	9,492	148,645
PacWest Bancorp	6,780	294,252
Park National Corp.	1,630	127,238
People’s United Financial, Inc.	51,528	730,152
Pinnacle Financial Partners, Inc.	4,526	163,298
Popular, Inc. *	14,926	426,734
PrivateBancorp, Inc.	12,204	352,207
Prosperity Bancshares, Inc.	8,457	535,413
Provident Financial Services, Inc.	10,848	201,339
Radian Group, Inc.	32,554	506,215
Regions Financial Corp.	222,970	2,372,401
Renasant Corp.	3,218	93,515
S&T Bancorp, Inc.	4,127	95,210
Sandy Spring Bancorp, Inc.	3,118	73,990
Signature Bank *	6,780	887,705
State Bank Financial Corp.	4,327	73,646
Sterling Financial Corp.	5,479	173,520
SunTrust Banks, Inc.	84,980	3,202,046
Susquehanna Bancshares, Inc.	27,270	298,334
SVB Financial Group *	6,780	853,670
Synovus Financial Corp.	145,763	507,255
TCF Financial Corp.	27,368	441,172
Texas Capital Bancshares, Inc. *	5,672	357,052
TFS Financial Corp. *	18,984	224,391
The PNC Financial Services Group, Inc.	80,658	6,596,211
TrustCo Bank Corp.	13,690	92,544
Trustmark Corp.	10,848	261,762
U.S. Bancorp	273,104	11,235,499
UMB Financial Corp.	5,424	338,132
Umpqua Holdings Corp.	21,696	385,538
United Bankshares, Inc.	9,875	290,621
United Community Banks, Inc. *	7,100	118,499
Valley National Bancorp	35,413	356,963
ViewPoint Financial Group, Inc.	5,568	139,200
Washington Federal, Inc.	16,272	364,818
Webster Financial Corp.	13,899	430,452
Wells Fargo & Co.	717,806	33,320,555
WesBanco, Inc.	3,318	98,910
Westamerica Bancorp	4,068	204,539
Western Alliance Bancorp *	13,674	316,690
Wintrust Financial Corp.	6,780	313,778
Zions Bancorp	27,273	850,918

		105,144,457

Capital Goods 8.4%
3M Co.	95,393	12,852,299
A.O. Smith Corp.	10,848	539,146
AAON, Inc.	4,527	135,267
AAR Corp.	5,424	156,754
Actuant Corp., Class A	12,204	427,872
Acuity Brands, Inc.	6,780	956,319
AECOM Technology Corp. *	16,525	527,809
Aegion Corp. *	5,644	130,659
AGCO Corp.	13,960	732,621
Air Lease Corp.	13,313	491,915
Aircastle Ltd.	12,204	240,419
Albany International Corp., Class A	4,366	157,525
Allegion plc *	14,092	765,900
Alliant Techsystems, Inc.	4,468	602,242
Altra Industrial Motion Corp.	3,318	117,457
American Railcar Industries, Inc. (a)	1,709	118,348
AMETEK, Inc.	36,612	1,949,223
Apogee Enterprises, Inc.	4,127	141,267
Applied Industrial Technologies, Inc.	6,780	345,983
Armstrong World Industries, Inc. *	5,073	278,457
Astec Industries, Inc.	2,848	114,547
Astronics Corp. *	2,234	149,455
AZZ, Inc.	3,084	136,837
B/E Aerospace, Inc. *	14,594	1,229,545
Barnes Group, Inc.	6,964	267,766
Beacon Roofing Supply, Inc. *	6,780	256,216
Blount International, Inc. *	6,780	83,055
Brady Corp., Class A	6,780	181,365
Briggs & Stratton Corp.	7,021	159,938
Builders FirstSource, Inc. *	13,790	118,732
Carlisle Cos., Inc.	9,492	752,905
Caterpillar, Inc.	94,306	9,144,853
Chart Industries, Inc. *	4,089	341,677
Chicago Bridge & Iron Co. N.V.	15,520	1,306,629
CIRCOR International, Inc.	2,712	194,071
CLARCOR, Inc.	8,136	471,318
Colfax Corp. *	12,480	887,702
Comfort Systems USA, Inc.	5,736	94,242
Crane Co.	8,136	581,073
Cubic Corp.	3,483	181,116
Cummins, Inc.	26,123	3,811,868
Curtiss-Wright Corp.	6,780	462,125
Danaher Corp.	88,779	6,790,706
Deere & Co.	58,387	5,017,195
DigitalGlobe, Inc. *	10,141	315,182
Donaldson Co., Inc.	21,696	929,457
Dover Corp.	25,136	2,370,325
DXP Enterprises, Inc. *	1,409	143,380
Dycom Industries, Inc. *	4,549	131,421
Eaton Corp. plc	70,549	5,270,716
EMCOR Group, Inc.	9,492	444,036
Emerson Electric Co.	105,387	6,877,556
Encore Wire Corp.	3,183	166,439
EnerSys, Inc.	6,974	495,433

2 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EnPro Industries, Inc. *	2,864	205,148
ESCO Technologies, Inc.	5,424	194,396
Esterline Technologies Corp. *	5,424	584,165
Exelis, Inc.	27,120	554,062
Fastenal Co.	39,765	1,876,510
Flowserve Corp.	21,779	1,768,673
Fluor Corp.	24,769	1,924,304
Fortune Brands Home & Security, Inc.	23,552	1,100,820
Foster Wheeler AG *	15,618	501,650
Franklin Electric Co., Inc.	5,518	240,530
GATX Corp.	8,136	527,945
GenCorp, Inc. *(a)	8,454	157,498
Generac Holdings, Inc.	9,786	557,508
General Cable Corp.	6,905	212,536
General Dynamics Corp.	49,075	5,375,675
General Electric Co.	1,511,091	38,487,488
Graco, Inc.	9,492	740,661
GrafTech International Ltd. *	25,148	243,936
Granite Construction, Inc.	4,709	173,103
Great Lakes Dredge & Dock Corp. *	8,554	70,656
Griffon Corp.	6,845	84,878
H&E Equipment Services, Inc. *	5,522	180,680
Harsco Corp.	12,204	306,564
HD Supply Holdings, Inc. *	10,888	253,364
HEICO Corp.	8,978	558,342
Hexcel Corp. *	14,016	630,720
Honeywell International, Inc.	117,440	11,091,034
Hubbell, Inc., Class B	8,136	972,577
Huntington Ingalls Industries, Inc.	8,136	824,421
Hyster-Yale Materials Handling, Inc.	2,014	203,293
IDEX Corp.	12,204	916,154
II-VI, Inc. *	10,868	178,127
Illinois Tool Works, Inc.	62,001	5,115,082
Ingersoll-Rand plc	42,412	2,593,070
ITT Corp.	13,560	595,284
Jacobs Engineering Group, Inc. *	18,984	1,151,380
John Bean Technologies Corp.	4,127	124,470
Joy Global, Inc. (a)	16,325	897,875
Kaman Corp.	4,068	161,581
KBR, Inc.	21,790	601,840
Kennametal, Inc.	12,204	533,803
L-3 Communications Holdings, Inc.	13,232	1,526,973
Lennox International, Inc.	8,136	747,536
Lincoln Electric Holdings, Inc.	13,560	1,016,593
Lindsay Corp. (a)	1,577	133,824
Lockheed Martin Corp.	39,749	6,451,263
Masco Corp.	56,952	1,329,829
Masonite International Corp. *	2,434	140,442
MasTec, Inc. *	8,715	356,792
Meritor, Inc. *	15,440	191,610
Moog, Inc., Class A *	8,136	503,862
MRC Global, Inc. *	15,076	387,755
MSC Industrial Direct Co., Inc., Class A	6,780	585,317
Mueller Industries, Inc.	5,509	344,202
Mueller Water Products, Inc., Class A	23,053	222,461
National Presto Industries, Inc.	500	38,520
Navistar International Corp. *	11,375	426,563
Nordson Corp.	8,136	595,230
Nortek, Inc. *	1,809	130,954
Northrop Grumman Corp.	34,181	4,136,926
Orbital Sciences Corp. *	8,136	231,225
Oshkosh Corp.	13,560	784,175
Owens Corning *	16,547	757,191
PACCAR, Inc.	54,240	3,571,162
Pall Corp.	17,628	1,516,008
Parker Hannifin Corp.	23,052	2,778,919
Pentair Ltd. - Reg’d	31,344	2,532,909
Polypore International, Inc. *(a)	6,833	236,490
Powell Industries, Inc.	1,509	102,808
Precision Castparts Corp.	21,696	5,594,964
Primoris Services Corp.	7,178	224,456
Proto Labs, Inc. *	3,005	234,090
Quanex Building Products Corp.	5,468	106,298
Quanta Services, Inc. *	31,441	1,107,038
Raven Industries, Inc.	5,424	198,356
Raytheon Co.	49,144	4,811,689
RBC Bearings, Inc. *	4,068	261,369
Regal-Beloit Corp.	6,780	499,618
Rexnord Corp. *	5,708	171,183
Rockwell Automation, Inc.	21,696	2,665,137
Rockwell Collins, Inc.	20,734	1,711,384
Roper Industries, Inc.	14,916	2,022,908
Rush Enterprises, Inc., Class A *	4,457	127,470
Sensata Technologies Holding N.V. *	21,927	891,113
Simpson Manufacturing Co., Inc.	5,958	210,615
Snap-on, Inc.	8,436	946,266
SolarCity Corp. *	5,820	494,467
Spirit Aerosystems Holdings, Inc., Class A *	16,759	483,162
SPX Corp.	6,358	684,629
Standex International Corp.	1,356	75,000
Stanley Black & Decker, Inc.	23,280	1,933,171
Sun Hydraulics Corp.	3,183	134,641
TAL International Group, Inc. *	4,080	180,744
Taser International, Inc. *	7,670	147,494
Teledyne Technologies, Inc. *	5,471	536,049
Tennant Co.	4,068	249,206
Terex Corp.	17,628	784,975
Textainer Group Holdings Ltd. (a)	5,549	202,372
Textron, Inc.	42,036	1,668,829
The Babcock & Wilcox Co.	17,628	581,019
The Boeing Co.	103,278	13,314,600
The Gorman-Rupp Co.	2,358	74,277
The Greenbrier Cos., Inc. *	3,218	135,381
The Manitowoc Co., Inc.	23,052	713,229
The Middleby Corp. *	2,745	814,057
The Timken Co.	12,204	736,633
The Toro Co.	8,430	558,319
Thermon Group Holdings, Inc. *	2,718	66,020
Titan International, Inc.	8,240	156,230
TransDigm Group, Inc.	7,309	1,302,025
Trex Co., Inc. *	1,709	133,678
TriMas Corp. *	6,043	203,105
Trinity Industries, Inc.	12,204	876,369
Triumph Group, Inc.	7,082	461,746
Tutor Perini Corp. *	6,032	148,689
United Rentals, Inc. *	13,693	1,209,640
United Technologies Corp.	126,432	14,795,073

See financial notes 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Universal Forest Products, Inc.	2,784	155,152
URS Corp.	12,204	567,486
USG Corp. *	12,680	447,984
Valmont Industries, Inc.	3,859	561,986
W.W. Grainger, Inc.	9,009	2,297,475
Wabash National Corp. *	9,763	131,898
WABCO Holdings, Inc. *	9,492	972,455
Wabtec Corp.	13,760	1,092,131
Watsco, Inc.	4,068	400,210
Watts Water Technologies, Inc., Class A	4,162	256,462
WESCO International, Inc. *	6,780	584,504
Woodward, Inc.	8,136	354,648
Xylem, Inc.	27,120	1,067,172

		261,324,051

Commercial & Professional Services 1.0%
ABM Industries, Inc.	5,980	168,815
ACCO Brands Corp. *	17,480	103,482
Cintas Corp.	17,628	1,069,314
Clean Harbors, Inc. *	8,136	384,507
Copart, Inc. *	16,712	608,818
Covanta Holding Corp.	20,340	366,120
Deluxe Corp.	8,136	410,705
Equifax, Inc.	18,984	1,330,019
Exponent, Inc.	1,642	116,976
FTI Consulting, Inc. *	5,896	172,104
G&K Services, Inc., Class A	4,068	254,779
Healthcare Services Group, Inc.	10,848	292,137
Herman Miller, Inc.	8,392	236,487
HNI Corp.	8,136	289,235
Huron Consulting Group, Inc. *	2,712	179,453
ICF International, Inc. *	2,918	117,946
IHS, Inc., Class A *	8,955	1,073,525
Insperity, Inc.	4,077	119,008
Interface, Inc.	8,371	161,225
Iron Mountain, Inc.	24,877	676,654
KAR Auction Services, Inc.	21,318	664,269
Kelly Services, Inc., Class A	4,527	113,899
Kforce, Inc.	5,536	121,294
Kimball International, Inc., Class B	5,436	102,034
Knoll, Inc.	6,957	108,321
Korn/Ferry International *	6,850	173,922
Manpowergroup, Inc.	12,204	953,865
McGrath RentCorp	3,114	100,800
Mine Safety Appliances Co.	4,383	225,505
Mistras Group, Inc. *	2,918	64,313
Mobile Mini, Inc. *	5,424	244,134
Navigant Consulting, Inc. *	8,188	142,717
Nielsen Holdings N.V.	37,588	1,779,416
On Assignment, Inc. *	5,468	188,099
Performant Financial Corp. *	5,736	45,372
Pitney Bowes, Inc.	31,188	793,735
Quad/Graphics, Inc.	7,625	170,571
R.R. Donnelley & Sons Co.	26,678	510,350
Republic Services, Inc.	42,077	1,435,246
Robert Half International, Inc.	23,052	943,749
Rollins, Inc.	11,004	328,579
RPX Corp. *	5,968	95,607
Steelcase, Inc., Class A	11,294	167,942
Stericycle, Inc. *	13,560	1,545,840
Team, Inc. *	4,068	175,900
Tetra Tech, Inc. *	8,736	252,296
The ADT Corp.	28,184	865,531
The Advisory Board Co. *	5,424	347,570
The Brink’s Co.	8,136	247,416
The Corporate Executive Board Co.	4,458	333,369
The Dun & Bradstreet Corp.	6,018	597,046
Towers Watson & Co., Class A	9,654	1,053,251
TrueBlue, Inc. *	8,136	231,713
Tyco International Ltd.	69,156	2,917,000
UniFirst Corp.	2,712	297,479
United Stationers, Inc.	8,136	346,838
Verisk Analytics, Inc., Class A *	21,696	1,382,361
Viad Corp.	2,918	70,178
WageWorks, Inc. *	4,558	269,606
Waste Connections, Inc.	18,058	781,370
Waste Management, Inc.	65,088	2,701,152
West Corp.	3,187	80,057

		32,101,021

Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,712	126,976
Beazer Homes USA, Inc. *	7,445	172,650
Brunswick Corp.	13,560	607,352
Callaway Golf Co.	8,194	68,993
Carter’s, Inc.	8,750	659,138
Cavco Industries, Inc. *	1,500	117,675
Coach, Inc.	38,356	1,872,156
Columbia Sportswear Co.	2,712	225,340
Crocs, Inc. *	14,967	227,947
D.R. Horton, Inc.	43,392	1,065,708
Deckers Outdoor Corp. *	4,768	354,501
Ethan Allen Interiors, Inc.	3,284	82,527
Fossil Group, Inc. *	8,136	934,908
G-III Apparel Group Ltd. *	1,809	125,707
Garmin Ltd. (a)	17,628	945,918
Hanesbrands, Inc.	14,916	1,093,045
Harman International Industries, Inc.	10,848	1,136,111
Hasbro, Inc.	17,628	972,361
Helen of Troy Ltd. *	5,538	361,687
Hovnanian Enterprises, Inc., Class A *	13,990	84,919
Iconix Brand Group, Inc. *	8,378	337,131
iRobot Corp. *	3,323	139,300
Jarden Corp. *	16,956	1,042,285
Kate Spade & Co. *	16,513	565,075
KB Home	11,142	227,297
La-Z-Boy, Inc.	8,670	221,432
LeapFrog Enterprises, Inc. *	7,364	53,610
Leggett & Platt, Inc.	20,681	662,826
Lennar Corp., Class A	23,652	1,037,850
Libbey, Inc. *	4,500	104,805
Lululemon Athletica, Inc. *	12,544	631,089
M.D.C Holdings, Inc.	6,780	211,468
Mattel, Inc.	53,548	1,997,876
Meritage Homes Corp. *	4,377	211,015
Michael Kors Holdings Ltd. *	26,156	2,564,073
Mohawk Industries, Inc. *	9,656	1,366,614
Movado Group, Inc.	2,984	117,480

4 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NACCO Industries, Inc., Class A	1,356	79,502
Newell Rubbermaid, Inc.	43,392	1,393,317
NIKE, Inc., Class B	110,868	8,680,964
NVR, Inc. *	648	772,416
Oxford Industries, Inc.	2,714	212,398
Polaris Industries, Inc.	9,606	1,287,492
PulteGroup, Inc.	51,528	1,081,573
PVH Corp.	12,587	1,591,374
Quiksilver, Inc. *	20,855	162,669
Ralph Lauren Corp.	9,492	1,528,971
Skechers U.S.A., Inc., Class A *	5,668	191,182
Smith & Wesson Holding Corp. *(a)	6,780	77,970
Standard Pacific Corp. *	24,445	222,694
Steven Madden Ltd. *	10,055	366,505
Sturm Ruger & Co., Inc. (a)	2,765	176,241
Taylor Morrison Home Corp., Class A *	4,858	122,033
Tempur Sealy International, Inc. *	9,492	492,350
The Jones Group, Inc.	10,848	162,069
The Ryland Group, Inc.	5,894	274,601
Toll Brothers, Inc. *	23,052	899,259
Tumi Holdings, Inc. *	9,570	212,071
Tupperware Brands Corp.	7,508	590,129
Under Armour, Inc., Class A *	12,076	1,366,399
Universal Electronics, Inc. *	1,699	71,001
Vera Bradley, Inc. *	3,580	94,870
VF Corp.	52,782	3,092,497
Whirlpool Corp.	11,248	1,626,798
Wolverine World Wide, Inc.	16,272	428,930

		49,985,120

Consumer Services 2.2%
American Public Education, Inc. *	2,714	96,130
Apollo Education Group, Inc. *	14,734	491,084
Ascent Capital Group, Inc., Class A *	1,742	127,915
Bally Technologies, Inc. *	5,818	394,170
Bloomin’ Brands, Inc. *	11,200	281,568
Bob Evans Farms, Inc.	4,203	217,463
Boyd Gaming Corp. *	7,527	87,464
Bright Horizons Family Solutions, Inc. *	6,144	242,504
Brinker International, Inc.	11,343	623,865
Buffalo Wild Wings, Inc. *	2,726	395,270
Burger King Worldwide, Inc.	9,204	244,642
Caesars Entertainment Corp. *(a)	8,841	229,512
Capella Education Co.	1,740	115,675
Carnival Corp.	66,533	2,638,699
Chipotle Mexican Grill, Inc. *	4,604	2,602,227
Choice Hotels International, Inc.	4,096	200,008
Churchill Downs, Inc.	1,693	157,449
Cracker Barrel Old Country Store, Inc.	4,068	404,563
Darden Restaurants, Inc.	20,340	1,038,560
Denny’s Corp. *	13,790	93,772
DeVry Education Group, Inc.	8,716	366,159
DineEquity, Inc.	1,800	150,750
Domino’s Pizza, Inc.	8,286	655,091
Dunkin’ Brands Group, Inc.	15,617	806,930
Fiesta Restaurant Group, Inc. *	3,354	168,471
Graham Holdings Co., Class B	612	439,844
Grand Canyon Education, Inc. *	4,526	214,532
H&R Block, Inc.	43,562	1,378,302
Hillenbrand, Inc.	10,848	324,138
Hyatt Hotels Corp., Class A *	8,242	429,903
International Game Technology	39,559	596,945
International Speedway Corp., Class A	4,210	142,003
Interval Leisure Group, Inc.	6,973	189,596
ITT Educational Services, Inc. *	4,473	138,797
Jack in the Box, Inc. *	5,980	343,551
K12, Inc. *	5,424	122,745
Krispy Kreme Doughnuts, Inc. *	9,663	183,790
Las Vegas Sands Corp.	57,525	4,904,006
Life Time Fitness, Inc. *	5,669	267,577
LifeLock, Inc. *	6,995	139,271
Marriott International, Inc., Class A	33,316	1,806,727
Marriott Vacations Worldwide Corp. *	4,270	223,919
Matthews International Corp., Class A	5,424	222,547
McDonald’s Corp.	148,079	14,089,717
MGM Resorts International *	54,698	1,506,930
Multimedia Games Holding Co., Inc. *	6,240	206,076
Norwegian Cruise Line Holdings Ltd. *	11,485	393,591
Orient-Express Hotels Ltd., Class A *	13,560	208,824
Panera Bread Co., Class A *	4,182	758,280
Papa John’s International, Inc.	5,680	289,112
Penn National Gaming, Inc. *	9,692	124,542
Pinnacle Entertainment, Inc. *	8,735	212,261
Popeyes Louisiana Kitchen, Inc. *	4,068	162,964
Red Robin Gourmet Burgers, Inc. *	3,620	282,107
Regis Corp.	8,392	117,992
Royal Caribbean Cruises Ltd.	24,024	1,271,590
Scientific Games Corp., Class A *	5,796	77,666
SeaWorld Entertainment, Inc.	8,392	286,503
Service Corp. International	31,623	591,034
Six Flags Entertainment Corp.	16,278	664,142
Sonic Corp. *	9,492	193,447
Sotheby’s	9,588	450,732
Starbucks Corp.	113,015	8,019,544
Starwood Hotels & Resorts Worldwide, Inc.	28,876	2,381,115
Texas Roadhouse, Inc.	9,492	251,063
The Cheesecake Factory, Inc.	7,222	343,190
The Wendy’s Co.	55,596	532,610
Vail Resorts, Inc.	5,424	381,416
Wyndham Worldwide Corp.	20,734	1,511,094
Wynn Resorts Ltd.	12,204	2,959,348
Yum! Brands, Inc.	67,847	5,026,106

		68,191,130

Diversified Financials 7.1%
Affiliated Managers Group, Inc. *	8,136	1,529,975
American Express Co.	135,721	12,388,613
Ameriprise Financial, Inc.	29,962	3,265,558
Artisan Partners Asset Management, Inc., Class A	3,094	195,448

See financial notes 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bank of America Corp.	1,595,636	26,375,863
Berkshire Hathaway, Inc., Class B *	268,968	31,141,115
BGC Partners, Inc., Class A	18,146	123,393
BlackRock, Inc.	18,773	5,722,761
Capital One Financial Corp.	86,784	6,372,549
Cash America International, Inc.	4,211	168,524
CBOE Holdings, Inc.	14,958	808,181
Citigroup, Inc.	453,042	22,031,432
CME Group, Inc.	47,540	3,509,403
Cohen & Steers, Inc. (a)	4,068	153,811
Credit Acceptance Corp. *	1,356	187,318
Discover Financial Services	72,864	4,180,936
E*TRADE Financial Corp. *	42,484	954,615
Eaton Vance Corp.	17,628	667,043
Encore Capital Group, Inc. *	2,984	145,082
Evercore Partners, Inc., Class A	6,394	355,762
Federated Investors, Inc., Class B (a)	16,272	445,853
Financial Engines, Inc.	6,780	383,138
First Cash Financial Services, Inc. *	4,083	215,705
Franklin Resources, Inc.	61,482	3,273,916
GAMCO Investors, Inc., Class A	1,828	142,694
Green Dot Corp., Class A *	5,556	111,953
Greenhill & Co., Inc.	3,306	176,111
HFF, Inc., Class A	6,780	216,282
ICG Group, Inc. *	6,236	126,778
ING US, Inc.	16,686	598,527
Interactive Brokers Group, Inc., Class A	6,015	133,774
IntercontinentalExchange Group, Inc.	16,923	3,534,199
Invesco Ltd.	64,800	2,222,640
Investment Technology Group, Inc. *	5,968	103,127
Janus Capital Group, Inc.	27,120	303,473
JPMorgan Chase & Co.	561,448	31,901,475
KCG Holdings, Inc., Class A *	14,512	172,548
Legg Mason, Inc.	15,909	731,178
Leucadia National Corp.	43,889	1,226,259
LPL Financial Holdings, Inc.	12,011	644,750
MarketAxess Holdings, Inc.	4,437	261,960
McGraw Hill Financial, Inc.	42,036	3,348,588
Moody’s Corp.	28,670	2,264,930
Morgan Stanley	205,353	6,324,872
MSCI, Inc. *	18,984	829,791
Nelnet, Inc., Class A	4,144	166,257
NewStar Financial, Inc. *	6,915	106,353
Northern Trust Corp.	32,544	2,012,846
PHH Corp. *	8,324	216,674
PICO Holdings, Inc. *	3,018	75,782
Piper Jaffray Cos. *	4,473	187,419
Portfolio Recovery Associates, Inc. *	8,136	441,215
Raymond James Financial, Inc.	18,292	965,452
SEI Investments Co.	19,572	657,032
SLM Corp.	65,912	1,577,933
State Street Corp.	65,772	4,319,247
Stifel Financial Corp. *	8,811	423,721
T. Rowe Price Group, Inc.	37,968	3,081,863
TD Ameritrade Holding Corp.	35,256	1,178,608
The Bank of New York Mellon Corp.	174,112	5,571,584
The Charles Schwab Corp. (b)	168,227	4,459,698
The Goldman Sachs Group, Inc.	62,719	10,439,578
The NASDAQ OMX Group, Inc.	17,716	680,117
Virtus Investment Partners, Inc. *	1,097	203,121
Waddell & Reed Financial, Inc., Class A	12,504	871,529
Walter Investment Management Corp. *	4,126	105,419
WisdomTree Investments, Inc. *	16,272	253,518
World Acceptance Corp. *	2,712	259,945

		218,226,814

Energy 9.3%
Alpha Natural Resources, Inc. *	29,832	160,198
Anadarko Petroleum Corp.	74,580	6,276,653
Antero Resources Corp. *	5,267	317,811
Apache Corp.	57,932	4,593,428
Approach Resources, Inc. *	5,608	124,890
Arch Coal, Inc. (a)	30,896	140,886
Athlon Energy, Inc. *	3,498	129,986
Atwood Oceanics, Inc. *	8,136	385,565
Baker Hughes, Inc.	65,088	4,118,769
Bill Barrett Corp. *	6,948	176,062
Bonanza Creek Energy, Inc. *	3,018	150,809
Bristow Group, Inc.	5,696	442,010
C&J Energy Services, Inc. *	6,041	156,160
Cabot Oil & Gas Corp.	65,088	2,278,080
Cameron International Corp. *	37,968	2,432,230
CARBO Ceramics, Inc.	2,859	354,659
Carrizo Oil & Gas, Inc. *	5,424	269,790
Cheniere Energy, Inc. *	35,840	1,771,571
Chesapeake Energy Corp.	77,450	2,006,729
Chevron Corp.	288,030	33,218,500
Cimarex Energy Co.	13,560	1,569,028
Clean Energy Fuels Corp. *(a)	9,492	79,448
Cloud Peak Energy, Inc. *	9,492	184,145
Cobalt International Energy, Inc. *	45,095	869,432
Comstock Resources, Inc.	6,780	133,973
Concho Resources, Inc. *	15,263	1,848,807
ConocoPhillips	183,472	12,200,888
CONSOL Energy, Inc.	33,167	1,329,997
Continental Resources, Inc. *	8,336	996,319
Core Laboratories N.V.	6,800	1,278,740
Crosstex Energy, Inc.	7,382	307,313
CVR Energy, Inc. (a)	2,712	106,717
Delek US Holdings, Inc.	4,249	117,952
Denbury Resources, Inc.	58,357	954,720
Devon Energy Corp.	56,952	3,668,848
Diamond Offshore Drilling, Inc.	9,892	467,892
Diamondback Energy, Inc. *	6,083	391,319
Dresser-Rand Group, Inc. *	10,997	597,467
Dril-Quip, Inc. *	5,471	588,461
Energen Corp.	10,848	872,613
Energy XXI Bermuda Ltd.	11,460	265,414
Ensco plc, Class A	34,025	1,791,756
EOG Resources, Inc.	40,680	7,705,606
EPL Oil & Gas, Inc. *	6,810	204,981
EQT Corp.	23,052	2,357,989
Era Group, Inc. *	2,712	76,614

6 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EXCO Resources, Inc. (a)	25,720	134,258
Exterran Holdings, Inc. *	9,520	390,034
Exxon Mobil Corp.	652,645	62,830,134
FMC Technologies, Inc. *	35,444	1,780,707
Forum Energy Technologies, Inc. *	7,524	194,872
Frank’s International N.V.	4,620	109,217
Geospace Technologies Corp. *	1,701	130,586
Gulfmark Offshore, Inc., Class A	4,068	192,986
Gulfport Energy Corp. *	11,631	768,809
Halcon Resources Corp. *(a)	27,156	103,464
Halliburton Co.	129,499	7,381,443
Helix Energy Solutions Group, Inc. *	14,916	352,614
Helmerich & Payne, Inc.	15,316	1,512,455
Hercules Offshore, Inc. *	23,618	112,422
Hess Corp.	44,748	3,581,182
HollyFrontier Corp.	30,331	1,382,184
Hornbeck Offshore Services, Inc. *	5,424	231,930
Key Energy Services, Inc. *	24,824	224,409
Kinder Morgan, Inc.	99,882	3,181,242
Kodiak Oil & Gas Corp. *	36,648	432,813
Kosmos Energy Ltd. *	14,420	158,332
Laredo Petroleum, Inc. *	10,042	261,996
Marathon Oil Corp.	107,124	3,588,654
Marathon Petroleum Corp.	44,890	3,770,760
Matador Resources Co. *	7,885	191,290
McDermott International, Inc. *	35,274	293,832
Murphy Oil Corp.	28,476	1,690,620
Nabors Industries Ltd.	44,748	1,030,099
National Oilwell Varco, Inc.	63,732	4,909,913
Newfield Exploration Co. *	19,868	560,079
Newpark Resources, Inc. *	13,590	151,121
Noble Corp. plc	38,211	1,186,452
Noble Energy, Inc.	54,240	3,729,542
Northern Oil & Gas, Inc. *	8,834	122,969
Oasis Petroleum, Inc. *	13,047	568,458
Occidental Petroleum Corp.	120,798	11,659,423
Oceaneering International, Inc.	16,272	1,164,750
Oil States International, Inc. *	8,136	772,269
ONEOK, Inc.	30,932	1,829,318
Parker Drilling Co. *	16,853	136,004
Patterson-UTI Energy, Inc.	24,408	710,517
PBF Energy, Inc., Class A (a)	8,276	208,555
PDC Energy, Inc. *	5,424	336,993
Peabody Energy Corp.	30,215	530,575
Phillips 66	90,552	6,778,723
Pioneer Natural Resources Co.	21,147	4,254,353
QEP Resources, Inc.	25,928	750,097
Range Resources Corp.	24,408	2,100,308
Rentech, Inc. *	54,680	102,798
Resolute Energy Corp. *	12,278	114,431
Rex Energy Corp. *	10,936	207,784
Rosetta Resources, Inc. *	10,862	481,947
Rowan Cos. plc, Class A *	18,984	633,306
RPC, Inc.	9,564	176,073
Sanchez Energy Corp. *	4,649	138,494
SandRidge Energy, Inc. *(a)	52,069	335,845
Schlumberger Ltd.	198,676	18,476,868
SEACOR Holdings, Inc. *	2,712	239,904
SemGroup Corp., Class A	6,780	456,430
SM Energy Co.	9,492	700,035
Solazyme, Inc. *(a)	8,152	100,025
Southwestern Energy Co. *	51,528	2,130,167
Spectra Energy Corp.	99,142	3,696,014
Stone Energy Corp. *	7,130	256,252
Superior Energy Services, Inc.	23,352	690,986
Swift Energy Co. *(a)	6,785	67,850
Targa Resources Corp.	5,424	524,826
Teekay Corp.	5,670	338,782
Tesoro Corp.	21,696	1,106,713
TETRA Technologies, Inc. *	12,247	146,964
The Williams Cos., Inc.	100,352	4,144,538
Tidewater, Inc.	8,136	396,386
Transocean Ltd.	49,204	2,086,250
Ultra Petroleum Corp. *(a)	22,509	566,326
Unit Corp. *	6,780	416,292
Valero Energy Corp.	84,072	4,033,775
W&T Offshore, Inc.	13,560	204,349
Weatherford International Ltd. *	112,548	1,876,175
Western Refining, Inc.	9,492	345,983
Whiting Petroleum Corp. *	16,866	1,158,863
World Fuel Services Corp.	10,848	488,377
WPX Energy, Inc. *	28,655	504,901

		286,289,697

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	6,780	464,362
Costco Wholesale Corp.	65,088	7,602,278
CVS Caremark Corp.	177,220	12,961,871
PriceSmart, Inc.	2,712	275,892
Rite Aid Corp. *	133,245	878,085
Safeway, Inc.	37,002	1,385,725
Spartan Stores, Inc.	5,468	123,522
Sprouts Farmers Market, Inc. *	6,616	258,156
SUPERVALU, Inc. *	31,307	202,556
Susser Holdings Corp. *	2,736	165,747
Sysco Corp.	88,140	3,174,803
The Andersons, Inc.	4,469	245,053
The Chefs’ Warehouse, Inc. *	3,080	71,610
The Fresh Market, Inc. *	5,724	191,754
The Kroger Co.	78,890	3,308,647
United Natural Foods, Inc. *	7,780	563,116
Wal-Mart Stores, Inc.	240,593	17,972,297
Walgreen Co.	130,095	8,839,955
Weis Markets, Inc.	2,712	136,793
Whole Foods Market, Inc.	55,182	2,982,587

		61,804,809

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	300,329	10,889,930
Annie’s, Inc. *	1,409	52,809
Archer-Daniels-Midland Co.	97,793	3,970,396
B&G Foods, Inc.	8,136	243,755
Beam, Inc.	23,152	1,920,690
Boulder Brands, Inc. *	6,780	101,971
Brown-Forman Corp., Class B	23,989	2,010,278
Bunge Ltd.	21,696	1,727,219
Cal-Maine Foods, Inc.	1,709	89,842
Campbell Soup Co.	26,352	1,141,305
Coca-Cola Enterprises, Inc.	38,290	1,802,693
ConAgra Foods, Inc.	61,164	1,737,058

See financial notes 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Constellation Brands, Inc., Class A *	24,576	1,991,393
Darling International, Inc. *	17,628	355,733
Dean Foods Co. *	13,713	202,815
Dr. Pepper Snapple Group, Inc.	31,361	1,634,222
Flowers Foods, Inc.	25,140	517,130
Fresh Del Monte Produce, Inc.	6,780	179,399
General Mills, Inc.	96,435	4,824,643
Green Mountain Coffee Roasters, Inc.	19,137	2,100,860
Hillshire Brands Co.	17,646	662,607
Hormel Foods Corp.	21,696	1,029,475
Ingredion, Inc.	12,204	803,511
J&J Snack Foods Corp.	2,075	192,726
Kellogg Co.	38,494	2,336,201
Kraft Foods Group, Inc.	88,307	4,880,728
Lancaster Colony Corp.	2,724	245,705
Lorillard, Inc.	55,209	2,708,554
McCormick & Co., Inc. Non Voting Shares	19,384	1,287,098
Mead Johnson Nutrition Co.	31,188	2,543,381
Molson Coors Brewing Co., Class B	23,052	1,310,045
Mondelez International, Inc., Class A	259,784	8,840,450
Monster Beverage Corp. *	19,714	1,458,836
PepsiCo, Inc.	229,506	18,376,545
Philip Morris International, Inc.	240,402	19,450,926
Pilgrim’s Pride Corp. *	12,581	220,545
Pinnacle Foods, Inc.	4,790	135,653
Post Holdings, Inc. *	4,068	232,364
Reynolds American, Inc.	44,008	2,236,927
Sanderson Farms, Inc.	2,826	217,150
Seaboard Corp. *	76	192,662
Snyder’s-Lance, Inc.	8,136	220,404
The Boston Beer Co., Inc., Class A *	1,356	321,033
The Coca-Cola Co.	568,191	21,704,896
The Hain Celestial Group, Inc. *	6,780	605,454
The Hershey Co.	23,052	2,439,363
The J.M. Smucker Co.	16,319	1,632,063
The WhiteWave Foods Co., Class A *	25,800	730,140
Tootsie Roll Industries, Inc. (a)	4,330	126,006
TreeHouse Foods, Inc. *	5,424	386,514
Tyson Foods, Inc., Class A	42,036	1,658,320
Universal Corp.	4,068	234,520
Vector Group Ltd. (a)	7,679	149,971

		137,064,914

Health Care Equipment & Services 4.5%
Abaxis, Inc. *	3,323	126,108
Abbott Laboratories	233,287	9,280,157
ABIOMED, Inc. *	4,533	127,785
Acadia Healthcare Co., Inc. *	4,175	206,412
Aetna, Inc.	57,022	4,146,070
Air Methods Corp. *	4,410	238,228
Alere, Inc. *	12,204	448,375
Align Technology, Inc. *	10,087	527,853
Allscripts Healthcare Solutions, Inc. *	28,476	528,799
AmerisourceBergen Corp.	34,588	2,346,796
Amsurg Corp. *	4,326	189,738
Analogic Corp.	1,560	147,046
ArthroCare Corp. *	4,162	200,816
athenahealth, Inc. *	5,424	1,051,551
Baxter International, Inc.	82,716	5,748,762
Becton Dickinson & Co.	29,076	3,350,137
Bio-Reference Labs, Inc. *(a)	3,284	82,954
Boston Scientific Corp. *	211,653	2,772,654
Brookdale Senior Living, Inc. *	13,560	454,802
C.R. Bard, Inc.	11,209	1,615,889
Cantel Medical Corp.	5,977	193,356
Cardinal Health, Inc.	50,466	3,609,833
Cardiovascular Systems, Inc. *	4,081	142,835
CareFusion Corp. *	33,900	1,373,967
Centene Corp. *	8,136	518,100
Cerner Corp. *	43,392	2,662,967
Chemed Corp. (a)	2,759	233,411
Cigna Corp.	43,520	3,463,757
Community Health Systems, Inc. *	17,645	732,444
Computer Programs & Systems, Inc.	1,553	106,272
CONMED Corp.	4,105	191,375
Covidien plc	69,884	5,028,154
Cyberonics, Inc. *	3,106	212,668
DaVita HealthCare Partners, Inc. *	24,996	1,717,975
DENTSPLY International, Inc.	21,696	984,564
DexCom, Inc. *	12,204	550,400
Edwards Lifesciences Corp. *	17,628	1,229,729
Emeritus Corp. *	4,256	134,192
Endologix, Inc. *	8,257	111,470
Envision Healthcare Holdings, Inc. *	4,726	159,077
ExamWorks Group, Inc. *	3,854	140,209
Express Scripts Holding Co. *	121,384	9,141,429
Globus Medical, Inc., Class A *	8,665	205,014
Greatbatch, Inc. *	3,118	135,103
Haemonetics Corp. *	8,136	296,801
Hanger, Inc. *	4,601	163,105
HCA Holdings, Inc. *	46,455	2,378,496
Health Net, Inc. *	14,916	507,890
HealthSouth Corp.	13,560	443,141
HealthStream, Inc. *	5,916	170,499
HeartWare International, Inc. *	1,886	181,113
Henry Schein, Inc. *	13,560	1,614,182
Hill-Rom Holdings, Inc.	9,492	359,082
HMS Holdings Corp. *	12,378	253,254
Hologic, Inc. *	37,968	826,943
Humana, Inc.	24,408	2,744,924
ICU Medical, Inc. *	1,542	89,220
IDEXX Laboratories, Inc. *	8,150	1,026,085
Insulet Corp. *	6,780	321,440
Integra LifeSciences Holdings Corp. *	4,082	192,017
Intuitive Surgical, Inc. *	5,913	2,630,280
IPC The Hospitalist Co. *	1,842	94,550
Kindred Healthcare, Inc.	13,560	293,710
Laboratory Corp. of America Holdings *	14,916	1,395,243
Landauer, Inc.	1,409	68,280
LifePoint Hospitals, Inc. *	8,136	441,378
Magellan Health Services, Inc. *	5,424	331,623

8 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Masimo Corp. *	8,136	207,875
McKesson Corp.	35,256	6,242,075
MedAssets, Inc. *	8,162	198,255
Medidata Solutions, Inc. *	6,646	426,009
MEDNAX, Inc. *	14,160	861,211
Medtronic, Inc.	149,929	8,884,793
Meridian Bioscience, Inc.	9,492	198,003
Merit Medical Systems, Inc. *	6,780	102,310
Molina Healthcare, Inc. *	4,257	160,404
MWI Veterinary Supply, Inc. *	1,603	261,161
National Healthcare Corp.	1,409	72,564
Neogen Corp. *	6,014	260,526
NuVasive, Inc. *	6,967	256,037
NxStage Medical, Inc. *	8,562	118,755
Omnicare, Inc.	17,628	1,038,289
Omnicell, Inc. *	4,427	127,409
Owens & Minor, Inc.	9,492	329,562
Patterson Cos., Inc.	12,398	510,302
Quality Systems, Inc.	5,968	104,201
Quest Diagnostics, Inc.	23,352	1,237,656
Quidel Corp. *	4,657	130,489
ResMed, Inc. (a)	21,696	955,058
Select Medical Holdings Corp.	12,516	140,304
Sirona Dental Systems, Inc. *	8,211	578,547
Spectranetics Corp. *	6,208	185,992
St. Jude Medical, Inc.	44,203	2,975,746
STERIS Corp.	8,136	375,476
Stryker Corp.	42,530	3,412,607
Team Health Holdings, Inc. *	10,020	451,100
Teleflex, Inc.	6,780	691,492
Tenet Healthcare Corp. *	17,969	792,792
The Cooper Cos., Inc.	6,780	869,264
The Ensign Group, Inc.	1,909	75,596
Thoratec Corp. *	8,136	302,171
Tornier NV *	5,596	107,443
UnitedHealth Group, Inc.	152,380	11,774,403
Universal American Corp.	12,204	91,408
Universal Health Services, Inc., Class B	13,560	1,088,597
Varian Medical Systems, Inc. *	16,477	1,381,267
VCA Antech, Inc. *	12,204	377,958
Volcano Corp. *	8,136	174,599
WellCare Health Plans, Inc. *	6,780	419,140
WellPoint, Inc.	45,088	4,084,522
West Pharmaceutical Services, Inc.	10,848	494,452
Wright Medical Group, Inc. *	8,136	258,888
Zimmer Holdings, Inc.	25,911	2,431,488

		139,610,685

Household & Personal Products 1.8%
Avon Products, Inc.	64,317	994,984
Church & Dwight Co., Inc.	21,696	1,474,894
Colgate-Palmolive Co.	133,088	8,361,919
Coty, Inc., Class A	12,874	191,179
Elizabeth Arden, Inc. *	3,206	98,007
Energizer Holdings, Inc.	9,606	935,048
Harbinger Group, Inc. *	8,454	95,953
Herbalife Ltd. (a)	12,460	829,836
Kimberly-Clark Corp.	57,487	6,343,690
Nu Skin Enterprises, Inc., Class A	9,492	792,772
Revlon, Inc., Class A *	4,427	104,522
Spectrum Brands Holdings, Inc.	3,154	246,044
The Clorox Co.	19,131	1,669,754
The Estee Lauder Cos., Inc., Class A	38,338	2,639,188
The Procter & Gamble Co.	405,862	31,925,105
WD-40 Co.	1,784	130,071

		56,832,966

Insurance 3.1%
ACE Ltd.	50,372	4,929,908
Aflac, Inc.	68,828	4,410,498
Alleghany Corp. *	2,712	1,045,476
Allied World Assurance Co. Holdings AG	5,424	540,881
Ambac Financial Group, Inc. *	6,885	237,946
American Equity Investment Life Holding Co.	8,735	190,947
American Financial Group, Inc.	11,394	651,281
American International Group, Inc.	220,059	10,952,336
American National Insurance Co.	545	61,852
AMERISAFE, Inc.	2,718	118,342
AmTrust Financial Services, Inc. (a)	4,601	173,918
Aon plc	44,179	3,781,722
Arch Capital Group Ltd. *	17,114	960,438
Argo Group International Holdings Ltd.	4,083	180,224
Arthur J. Gallagher & Co.	18,984	877,061
Aspen Insurance Holdings Ltd.	10,848	407,451
Assurant, Inc.	11,450	751,463
Assured Guaranty Ltd.	24,983	613,333
Axis Capital Holdings Ltd.	15,685	689,669
Brown & Brown, Inc.	17,628	530,603
Cincinnati Financial Corp.	23,052	1,080,678
Citizens, Inc. *	5,968	43,805
CNA Financial Corp.	5,440	225,706
CNO Financial Group, Inc.	34,308	626,464
eHealth, Inc. *	2,442	117,216
Employers Holdings, Inc.	5,424	106,690
Endurance Specialty Holdings Ltd.	6,296	328,273
Enstar Group Ltd. *	1,356	169,744
Erie Indemnity Co., Class A	4,082	296,272
Everest Re Group Ltd.	7,316	1,091,840
FBL Financial Group, Inc., Class A	2,984	124,851
Fidelity National Financial, Inc., Class A	40,789	1,348,484
First American Financial Corp.	16,272	438,368
Genworth Financial, Inc., Class A *	71,868	1,116,829
Greenlight Capital Re Ltd., Class A *	4,068	127,939
HCC Insurance Holdings, Inc.	16,272	714,341
Hilltop Holdings, Inc. *	10,352	253,728
Horace Mann Educators Corp.	6,029	172,490
Infinity Property & Casualty Corp.	1,356	100,005
Kemper Corp.	8,136	315,514
Lincoln National Corp.	39,037	1,956,925
Loews Corp.	46,339	2,014,820
Maiden Holdings Ltd.	7,145	80,238
Markel Corp. *	1,856	1,072,768
Marsh & McLennan Cos., Inc.	80,635	3,883,382
MBIA, Inc. *	22,208	300,918

See financial notes 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meadowbrook Insurance Group, Inc.	6,910	37,107
Mercury General Corp.	5,424	245,707
MetLife, Inc.	165,102	8,365,718
Montpelier Re Holdings Ltd.	8,277	235,977
National Interstate Corp.	2,342	70,892
National Western Life Insurance Co., Class A	300	67,815
Old Republic International Corp.	35,400	550,824
OneBeacon Insurance Group Ltd., Class A	3,645	59,778
PartnerRe Ltd.	7,414	733,096
Platinum Underwriters Holdings Ltd.	4,462	261,562
Primerica, Inc.	6,780	303,880
Principal Financial Group, Inc.	42,078	1,908,237
ProAssurance Corp.	9,008	409,504
Protective Life Corp.	12,204	636,317
Prudential Financial, Inc.	69,350	5,865,623
Reinsurance Group of America, Inc.	10,848	835,187
RenaissanceRe Holdings Ltd.	6,816	650,996
RLI Corp.	5,424	233,937
Safety Insurance Group, Inc.	2,712	151,411
Selective Insurance Group, Inc.	8,136	187,453
StanCorp Financial Group, Inc.	6,780	448,700
State Auto Financial Corp.	2,042	40,881
Stewart Information Services Corp.	3,484	128,838
Symetra Financial Corp.	11,175	220,147
The Allstate Corp.	66,402	3,602,972
The Chubb Corp.	37,459	3,276,913
The Hanover Insurance Group, Inc.	6,352	373,752
The Hartford Financial Services Group, Inc.	65,177	2,293,579
The Navigators Group, Inc. *	1,362	82,564
The Progressive Corp.	84,483	2,068,989
The Travelers Cos., Inc.	54,997	4,610,948
Torchmark Corp.	13,704	1,062,197
United Fire Group, Inc.	2,918	84,564
Unum Group	39,712	1,381,183
Validus Holdings Ltd.	13,799	507,941
W.R. Berkley Corp.	16,416	676,996
White Mountains Insurance Group Ltd.	612	354,691
Willis Group Holdings plc	25,360	1,043,818
XL Group plc	42,800	1,301,120

		95,585,451

Materials 3.9%
A. Schulman, Inc.	4,221	146,680
Air Products & Chemicals, Inc.	31,341	3,802,290
Airgas, Inc.	9,906	1,067,867
Albemarle Corp.	13,560	894,824
Alcoa, Inc.	162,600	1,908,924
Allegheny Technologies, Inc.	15,416	489,920
AMCOL International Corp.	3,270	145,123
American Vanguard Corp.	3,084	68,619
AptarGroup, Inc.	9,492	628,086
Ashland, Inc.	10,848	1,023,726
Avery Dennison Corp.	16,272	810,671
Axiall Corp.	10,863	439,626
Balchem Corp.	5,424	273,966
Ball Corp.	23,194	1,288,659
Bemis Co., Inc.	16,272	639,164
Berry Plastics Group, Inc. *	11,300	274,929
Boise Cascade Co. *	5,556	164,402
Cabot Corp.	9,492	513,897
Calgon Carbon Corp. *	8,206	165,187
Carpenter Technology Corp.	6,780	401,037
Celanese Corp., Series A	24,408	1,303,143
CF Industries Holdings, Inc.	8,750	2,195,375
Chemtura Corp. *	16,272	402,732
Clearwater Paper Corp. *	4,068	259,742
Cliffs Natural Resources, Inc. (a)	22,552	451,717
Coeur Mining, Inc. *	12,574	138,314
Commercial Metals Co.	17,628	341,102
Compass Minerals International, Inc.	5,424	462,938
Crown Holdings, Inc. *	21,990	989,990
Cytec Industries, Inc.	6,780	641,863
Deltic Timber Corp.	1,584	99,697
Domtar Corp.	5,424	600,871
E.I. du Pont de Nemours & Co.	139,668	9,304,682
Eagle Materials, Inc.	7,362	650,801
Eastman Chemical Co.	23,052	2,015,436
Ecolab, Inc.	41,463	4,467,638
Ferro Corp. *	12,481	163,751
Flotek Industries, Inc. *	5,936	151,071
FMC Corp.	20,387	1,573,469
Freeport-McMoRan Copper & Gold, Inc.	149,899	4,889,705
Globe Specialty Metals, Inc.	7,243	143,918
Graphic Packaging Holding Co. *	31,930	326,963
Greif, Inc., Class A	5,424	271,525
H.B. Fuller Co.	7,022	340,427
Haynes International, Inc.	2,712	134,325
Headwaters, Inc. *	22,104	294,646
Hecla Mining Co.	37,236	125,858
Horsehead Holding Corp. *	6,048	107,473
Huntsman Corp.	30,620	745,903
Innophos Holdings, Inc.	4,068	223,415
Innospec, Inc.	2,242	97,549
International Flavors & Fragrances, Inc.	12,204	1,144,613
International Paper Co.	66,467	3,249,572
Intrepid Potash, Inc. *(a)	5,968	88,386
Kaiser Aluminum Corp.	2,712	191,440
KapStone Paper & Packaging Corp. *	13,600	432,344
Koppers Holdings, Inc.	4,068	160,849
Kraton Performance Polymers, Inc. *	4,366	121,113
Kronos Worldwide, Inc.	6,915	105,661
Louisiana-Pacific Corp. *	20,340	382,189
LSB Industries, Inc. *	2,714	88,721
LyondellBasell Industries N.V., Class A	66,889	5,891,583
Martin Marietta Materials, Inc.	6,780	827,024
Materion Corp.	2,818	83,385
MeadWestvaco Corp.	25,764	964,347
Minerals Technologies, Inc.	5,452	291,682
Monsanto Co.	80,004	8,802,040
Myers Industries, Inc.	5,424	116,616

10 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Neenah Paper, Inc.	1,809	90,830
NewMarket Corp.	1,482	547,851
Newmont Mining Corp.	65,434	1,521,995
Nucor Corp.	46,610	2,341,686
Olin Corp.	13,560	355,136
OM Group, Inc.	4,068	128,549
Owens-Illinois, Inc. *	25,764	873,915
P.H. Glatfelter Co.	5,868	178,094
Packaging Corp. of America	14,916	1,087,227
PolyOne Corp.	13,560	508,500
PPG Industries, Inc.	21,012	4,156,594
Praxair, Inc.	44,748	5,833,797
Quaker Chemical Corp.	2,712	209,583
Reliance Steel & Aluminum Co.	10,895	754,806
Resolute Forest Products, Inc. *	14,166	290,261
Rock-Tenn Co., Class A	10,989	1,226,592
Rockwood Holdings, Inc.	11,148	879,354
Royal Gold, Inc.	9,507	653,226
RPM International, Inc.	20,340	851,432
RTI International Metals, Inc. *	4,226	114,820
Schnitzer Steel Industries, Inc., Class A	3,854	97,776
Schweitzer-Mauduit International, Inc.	5,424	261,057
Sealed Air Corp.	28,745	978,480
Sensient Technologies Corp.	8,136	426,570
Sigma-Aldrich Corp.	17,781	1,678,704
Silgan Holdings, Inc.	6,881	331,733
Sonoco Products Co.	14,916	626,174
Steel Dynamics, Inc.	32,544	567,567
Stepan Co.	2,712	164,890
Stillwater Mining Co. *	16,654	225,495
SunCoke Energy, Inc. *	8,642	192,544
Texas Industries, Inc. *	2,906	246,719
The Dow Chemical Co.	181,546	8,843,106
The Mosaic Co.	49,385	2,412,951
The Scotts Miracle-Gro Co., Class A	6,780	387,206
The Sherwin-Williams Co.	12,751	2,556,320
The Valspar Corp.	13,560	1,013,610
Tredegar Corp.	3,224	80,310
Tronox Ltd., Class A	12,393	293,590
United States Steel Corp.	21,270	515,159
US Silica Holdings, Inc. (a)	8,085	265,188
Valhi, Inc.	4,540	49,895
Vulcan Materials Co.	19,090	1,296,784
W.R. Grace & Co. *	11,519	1,167,335
Walter Energy, Inc. (a)	9,676	104,404
Wausau Paper Corp.	1,962	25,997
Westlake Chemical Corp.	2,859	381,190
Worthington Industries, Inc.	9,524	379,627

		120,179,830

Media 3.6%
AMC Networks, Inc., Class A *	9,492	721,582
Cablevision Systems Corp., Class A	31,852	560,595
Carmike Cinemas, Inc. *	3,484	103,649
CBS Corp., Class B Non Voting Shares	82,913	5,561,804
Charter Communications, Inc., Class A *	9,784	1,240,318
Cinemark Holdings, Inc.	16,272	478,722
Clear Channel Outdoor Holdings, Inc., Class A	11,268	113,243
Comcast Corp., Class A	385,900	19,947,171
Cumulus Media, Inc., Class A *	10,936	71,740
DIRECTV *	73,528	5,705,773
Discovery Communications, Inc., Class A *	34,222	2,851,377
DISH Network Corp., Class A *	31,720	1,866,405
DreamWorks Animation SKG, Inc., Class A *	10,137	303,198
E.W. Scripps Co., Class A *	4,726	92,724
Gannett Co., Inc.	34,242	1,018,699
Gray Television, Inc. *	8,162	95,904
Harte-Hanks, Inc.	5,968	47,684
John Wiley & Sons, Inc., Class A	7,180	416,655
Lamar Advertising Co., Class A *	9,492	508,866
Liberty Global plc, Class A *	55,817	4,830,961
Liberty Media Corp., Class A *	15,330	2,102,663
Live Nation Entertainment, Inc. *	20,431	463,579
Loral Space & Communications, Inc. *	2,712	214,302
Meredith Corp.	6,780	317,304
Morningstar, Inc.	3,026	253,155
National CineMedia, Inc.	9,520	146,227
News Corp., Class A *	73,944	1,355,394
Nexstar Broadcasting Group, Inc., Class A	3,572	152,453
Omnicom Group, Inc.	38,176	2,889,160
Regal Entertainment Group, Class A	12,204	224,554
Rentrak Corp. *	1,742	111,680
Scholastic Corp.	3,114	109,862
Scripps Networks Interactive, Inc., Class A	15,802	1,283,754
Sinclair Broadcast Group, Inc., Class A	10,643	315,246
Sirius XM Holdings, Inc. *	467,915	1,689,173
Starz, Class A *	16,419	525,080
The Interpublic Group of Cos., Inc.	65,123	1,153,980
The Madison Square Garden Co., Class A *	8,589	489,659
The New York Times Co., Class A	24,408	400,779
The Walt Disney Co.	244,361	19,746,812
Time Warner Cable, Inc.	42,182	5,920,244
Time Warner, Inc.	135,358	9,086,583
Twenty-First Century Fox, Inc., Class A	292,167	9,799,281
Viacom, Inc., Class B	60,416	5,300,296
World Wrestling Entertainment, Inc., Class A	6,108	139,995

		110,728,285

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	235,971	12,013,284
ACADIA Pharmaceuticals, Inc. *	14,310	404,973
Acorda Therapeutics, Inc. *	5,665	207,566
Actavis plc *	26,078	5,758,544
Aegerion Pharmaceuticals, Inc. *	3,466	189,798

See financial notes 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Affymetrix, Inc. *	11,272	87,020
Agilent Technologies, Inc.	51,528	2,933,489
Akorn, Inc. *	9,583	247,433
Alexion Pharmaceuticals, Inc. *	29,176	5,158,317
Alkermes plc *	21,764	1,059,254
Allergan, Inc.	46,104	5,855,208
Alnylam Pharmaceuticals, Inc. *	8,602	698,826
Amgen, Inc.	111,810	13,866,676
Arena Pharmaceuticals, Inc. *(a)	33,510	218,150
ARIAD Pharmaceuticals, Inc. *(a)	27,800	241,582
Array BioPharma, Inc. *	13,590	65,504
Auxilium Pharmaceuticals, Inc. *	6,780	208,485
Bio-Rad Laboratories, Inc., Class A *	2,712	351,801
Biogen Idec, Inc. *	35,329	12,035,884
BioMarin Pharmaceutical, Inc. *	21,073	1,706,913
Bristol-Myers Squibb Co.	245,996	13,227,205
Bruker Corp. *	16,735	380,554
Cadence Pharmaceuticals, Inc. *	9,204	128,764
Celgene Corp. *	61,886	9,948,174
Celldex Therapeutics, Inc. *	11,532	336,965
Cepheid, Inc. *	10,848	582,104
Charles River Laboratories International, Inc. *	7,074	420,266
Clovis Oncology, Inc. *	4,226	336,474
Covance, Inc. *	9,492	982,992
Cubist Pharmaceuticals, Inc. *	11,526	916,548
Depomed, Inc. *	8,704	104,883
Dyax Corp. *	18,520	179,088
Eli Lilly & Co.	147,824	8,811,789
Emergent Biosolutions, Inc. *	6,875	170,088
Endo Health Solutions, Inc. *	20,128	1,606,617
Exact Sciences Corp. *	8,352	112,334
Exelixis, Inc. *(a)	21,737	153,463
Fluidigm Corp. *	4,767	223,334
Forest Laboratories, Inc. *	34,341	3,350,651
Furiex Pharmaceuticals, Inc. *	1,200	111,036
Genomic Health, Inc. *	3,110	82,135
Gilead Sciences, Inc. *	227,854	18,864,033
Halozyme Therapeutics, Inc. *	13,560	191,060
Hospira, Inc. *	24,408	1,056,378
Idenix Pharmaceuticals, Inc. *(a)	17,879	121,935
Illumina, Inc. *	18,984	3,255,566
ImmunoGen, Inc. *	12,204	200,146
Impax Laboratories, Inc. *	12,208	314,600
Incyte Corp., Ltd. *	22,230	1,428,500
Intercept Pharmaceuticals, Inc. *	2,257	926,499
InterMune, Inc. *	11,656	350,146
Intrexon Corp. *(a)	4,597	119,430
Ironwood Pharmaceuticals, Inc. *	13,716	199,019
Isis Pharmaceuticals, Inc. *	17,723	903,873
Jazz Pharmaceuticals plc *	7,615	1,157,061
Johnson & Johnson	422,803	38,948,612
Keryx Biopharmaceuticals, Inc. *(a)	9,194	147,564
Lexicon Pharmaceuticals, Inc. *	65,251	116,799
Ligand Pharmaceuticals, Inc. *	3,640	253,890
Luminex Corp. *	6,780	125,294
Mallinckrodt plc *	8,778	594,183
MannKind Corp. *(a)	53,398	330,534
Medivation, Inc. *	10,848	780,080
Merck & Co., Inc.	437,826	24,951,704
Mettler-Toledo International, Inc. *	4,315	1,060,454
Momenta Pharmaceuticals, Inc. *	7,066	104,577
Mylan, Inc. *	62,376	3,466,234
Myriad Genetics, Inc. *(a)	13,560	491,008
Nektar Therapeutics *	20,340	260,962
Neurocrine Biosciences, Inc. *	10,936	192,802
Novavax, Inc. *	53,471	342,214
NPS Pharmaceuticals, Inc. *	16,387	573,217
Opko Health, Inc. *(a)	32,602	310,371
Pacira Pharmaceuticals, Inc. *	4,127	322,896
PAREXEL International Corp. *	9,492	508,486
PDL BioPharma, Inc. (a)	27,120	232,418
PerkinElmer, Inc.	18,984	860,355
Perrigo Co., plc	20,023	3,292,582
Pfizer, Inc.	967,397	31,063,118
Pharmacyclics, Inc. *	9,778	1,355,817
Prestige Brands Holdings, Inc. *	7,073	201,510
Puma Biotechnology, Inc. *	4,549	528,867
Questcor Pharmaceuticals, Inc.	9,492	576,639
Quintiles Transnational Holdings, Inc. *	3,532	191,258
Raptor Pharmaceutical Corp. *(a)	5,796	91,751
Regeneron Pharmaceuticals, Inc. *	11,421	3,797,483
Salix Pharmaceuticals Ltd. *	9,336	1,007,541
Sangamo BioSciences, Inc. *	11,712	213,158
Sarepta Therapeutics, Inc. *(a)	5,660	164,310
Seattle Genetics, Inc. *	16,991	893,557
Synageva BioPharma Corp. *	3,664	420,151
Techne Corp.	5,424	481,868
TESARO, Inc. *	2,998	98,964
The Medicines Co. *	8,178	249,838
Theravance, Inc. *	10,973	406,001
Thermo Fisher Scientific, Inc.	59,002	7,348,109
United Therapeutics Corp. *	8,136	825,153
Vertex Pharmaceuticals, Inc. *	34,328	2,775,762
Waters Corp. *	13,560	1,510,584
Zoetis, Inc.	73,613	2,283,475

		269,314,567

Real Estate 3.5%
Acadia Realty Trust	6,833	180,733
Alexander & Baldwin, Inc.	6,780	282,184
Alexander’s, Inc.	699	261,922
Alexandria Real Estate Equities, Inc.	11,312	819,554
Altisource Portfolio Solutions S.A. *	3,040	299,075
Altisource Residential Corp.	8,350	238,643
American Assets Trust, Inc.	4,528	149,741
American Campus Communities, Inc.	15,198	561,414
American Capital Agency Corp.	57,468	1,280,962
American Capital Mortgage Investment Corp.	9,642	194,479
American Homes 4 Rent, Class A	9,876	161,769
American Realty Capital Properties, Inc.	87,661	1,287,740
American Tower Corp.	57,446	4,680,126
Annaly Capital Management, Inc.	137,092	1,532,689
Anworth Mortgage Asset Corp.	22,432	116,198
Apartment Investment & Management Co., Class A	21,702	648,673

12 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apollo Commercial Real Estate Finance, Inc.	5,708	95,552
ARMOUR Residential REIT, Inc.	56,640	242,986
Ashford Hospitality Prime, Inc.	2,086	34,940
Ashford Hospitality Trust, Inc.	10,848	121,281
Associated Estates Realty Corp.	6,029	103,096
AvalonBay Communities, Inc.	18,087	2,332,680
Aviv REIT, Inc.	7,210	182,846
BioMed Realty Trust, Inc.	27,839	575,710
Blackstone Mortgage Trust, Inc., Class A	4,597	133,175
Boston Properties, Inc.	23,052	2,591,736
Brandywine Realty Trust	23,052	337,712
BRE Properties, Inc.	11,148	688,612
Brixmor Property Group, Inc.	7,945	175,426
Camden Property Trust	12,204	814,007
Campus Crest Communities, Inc.	14,440	119,563
Capstead Mortgage Corp.	16,272	209,746
CBL & Associates Properties, Inc.	25,764	458,342
CBRE Group, Inc., Class A *	44,965	1,256,772
Chambers Street Properties	43,744	346,015
Chesapeake Lodging Trust	10,348	269,565
Chimera Investment Corp.	146,538	467,456
Colony Financial, Inc.	9,754	220,245
Columbia Property Trust, Inc.	18,257	484,541
CommonWealth REIT	18,347	498,121
CoreSite Realty Corp.	2,712	84,452
Corporate Office Properties Trust	11,384	303,611
Corrections Corp. of America	18,016	600,834
Cousins Properties, Inc.	25,014	288,912
CubeSmart	16,272	284,923
CYS Investments, Inc.	25,720	226,336
DCT Industrial Trust, Inc.	46,104	365,144
DDR Corp.	46,235	768,426
DiamondRock Hospitality Co.	28,514	359,847
Digital Realty Trust, Inc. (a)	18,984	1,028,173
Douglas Emmett, Inc.	18,984	511,239
Duke Realty Corp.	46,323	778,226
DuPont Fabros Technology, Inc.	9,492	252,108
EastGroup Properties, Inc.	5,424	336,505
Education Realty Trust, Inc.	16,272	153,445
Empire State Realty Trust, Inc., Class A	12,301	188,451
EPR Properties	7,492	399,024
Equity Lifestyle Properties, Inc.	13,560	545,790
Equity One, Inc.	8,592	199,334
Equity Residential	50,252	2,938,234
Essex Property Trust, Inc.	5,424	907,164
Excel Trust, Inc.	14,440	180,933
Extra Space Storage, Inc.	16,556	812,900
Federal Realty Investment Trust	9,492	1,056,554
FelCor Lodging Trust, Inc.	18,984	165,351
First Industrial Realty Trust, Inc.	13,560	260,894
First Potomac Realty Trust	7,110	90,155
Forest City Enterprises, Inc., Class A *	23,998	467,481
Forestar Group, Inc. *	4,527	85,379
Franklin Street Properties Corp.	12,204	152,794
Gaming & Leisure Properties, Inc.	11,533	439,177
General Growth Properties, Inc.	84,808	1,867,472
Getty Realty Corp.	3,318	63,838
Glimcher Realty Trust	20,340	197,908
Government Properties Income Trust	6,789	169,114
Hatteras Financial Corp.	14,160	279,235
HCP, Inc.	66,909	2,594,062
Health Care REIT, Inc.	42,366	2,488,579
Healthcare Realty Trust, Inc.	12,510	299,865
Healthcare Trust of America, Inc., Class A	26,577	298,460
Hersha Hospitality Trust	21,974	123,494
Highwoods Properties, Inc.	15,152	571,382
Home Properties, Inc.	8,136	479,536
Hospitality Properties Trust	22,762	603,193
Host Hotels & Resorts, Inc.	110,916	2,181,718
Hudson Pacific Properties, Inc.	13,914	317,378
Inland Real Estate Corp.	11,136	119,267
Invesco Mortgage Capital, Inc.	21,880	368,240
Investors Real Estate Trust	12,478	109,557
iStar Financial, Inc. *	10,872	168,516
Jones Lang LaSalle, Inc.	6,780	835,296
Kennedy-Wilson Holdings, Inc.	10,360	262,108
Kilroy Realty Corp.	13,090	752,937
Kimco Realty Corp.	61,020	1,358,305
Kite Realty Group Trust	14,947	92,372
LaSalle Hotel Properties	15,688	491,662
Lexington Realty Trust	27,134	309,599
Liberty Property Trust	21,944	839,577
LTC Properties, Inc.	4,262	160,592
Mack-Cali Realty Corp.	12,524	278,659
Medical Properties Trust, Inc.	24,210	319,330
MFA Financial, Inc.	52,884	415,668
Mid-America Apartment Communities, Inc.	10,468	708,055
National Health Investors, Inc.	4,293	264,878
National Retail Properties, Inc.	18,297	656,679
New York Mortgage Trust, Inc.	12,243	94,638
NorthStar Realty Finance Corp.	43,831	679,819
Omega Healthcare Investors, Inc.	18,412	588,447
Parkway Properties, Inc.	10,395	191,580
Pebblebrook Hotel Trust	8,490	282,208
Pennsylvania Real Estate Investment Trust	9,492	178,070
PennyMac Mortgage Investment Trust	8,434	205,115
Piedmont Office Realty Trust, Inc., Class A	27,120	468,634
Plum Creek Timber Co., Inc.	26,648	1,153,592
Post Properties, Inc.	8,136	394,840
Potlatch Corp.	6,780	268,759
Prologis, Inc.	74,754	3,079,117
PS Business Parks, Inc.	2,990	251,220
Public Storage	21,696	3,666,624
RAIT Financial Trust	15,979	132,785
Ramco-Gershenson Properties Trust	10,334	172,578
Rayonier, Inc.	18,984	893,957
Realogy Holdings Corp. *	22,583	1,071,789
Realty Income Corp. (a)	30,122	1,338,019
Redwood Trust, Inc.	14,916	299,812
Regency Centers Corp.	13,560	688,441
Resource Capital Corp.	12,581	73,347
Retail Opportunity Investments Corp.	7,110	105,441

See financial notes 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retail Properties of America, Inc., Class A	35,736	498,160
RLJ Lodging Trust	17,917	465,663
Rouse Properties, Inc.	5,632	105,431
Ryman Hospitality Properties, Inc.	7,529	317,648
Sabra Health Care REIT, Inc.	5,468	155,674
Saul Centers, Inc.	1,711	79,510
Select Income REIT	7,589	221,219
Senior Housing Properties Trust	30,259	674,776
Silver Bay Realty Trust Corp.	6,509	101,996
Simon Property Group, Inc.	45,695	7,370,147
SL Green Realty Corp.	14,260	1,416,446
Sovran Self Storage, Inc.	4,076	301,583
Spirit Realty Capital, Inc.	61,300	669,396
STAG Industrial, Inc.	4,427	103,193
Starwood Property Trust, Inc.	30,683	737,006
Starwood Waypoint Residential Trust *	6,125	166,049
Strategic Hotels & Resorts, Inc. *	27,120	270,929
Summit Hotel Properties, Inc.	14,440	133,426
Sun Communities, Inc.	4,080	187,925
Sunstone Hotel Investors, Inc.	28,045	379,168
Tanger Factory Outlet Centers, Inc.	13,765	472,277
Taubman Centers, Inc.	9,492	668,711
The Geo Group, Inc.	12,276	395,655
The Howard Hughes Corp. *	4,568	630,521
The Macerich Co.	20,340	1,223,044
The St. Joe Co. *	14,916	288,326
Two Harbors Investment Corp.	52,112	540,923
UDR, Inc.	36,965	954,067
Universal Health Realty Income Trust	2,712	115,477
Ventas, Inc.	43,692	2,727,692
Vornado Realty Trust	26,044	2,507,777
Washington REIT	9,492	238,724
Weingarten Realty Investors	18,984	579,012
Weyerhaeuser Co.	86,001	2,537,889
WP Carey, Inc.	8,180	519,594

		106,768,220

Retailing 4.5%
Aaron’s, Inc.	12,204	375,029
Abercrombie & Fitch Co., Class A	10,026	397,330
Advance Auto Parts, Inc.	10,862	1,383,384
Amazon.com, Inc. *	55,348	20,041,511
American Eagle Outfitters, Inc.	27,120	394,054
ANN, Inc. *	8,253	294,219
Asbury Automotive Group, Inc. *	4,394	223,391
Ascena Retail Group, Inc. *	21,696	396,820
AutoNation, Inc. *	9,550	502,712
AutoZone, Inc. *	4,988	2,685,739
Barnes & Noble, Inc. *	5,989	114,749
Bed Bath & Beyond, Inc. *	32,616	2,212,017
Best Buy Co., Inc.	39,670	1,056,412
Big Lots, Inc. *	9,620	284,271
Blue Nile, Inc. *	1,609	56,621
Brown Shoe Co., Inc.	8,148	200,278
Cabela’s, Inc. *	7,062	468,352
CarMax, Inc. *	33,900	1,641,777
Chico’s FAS, Inc.	27,120	448,294
Core-Mark Holding Co., Inc.	1,356	106,039
CST Brands, Inc.	11,549	375,689
Dick’s Sporting Goods, Inc.	13,960	749,233
Dillard’s, Inc., Class A	5,424	502,154
Dollar General Corp. *	45,074	2,699,933
Dollar Tree, Inc. *	30,960	1,695,679
DSW, Inc., Class A	11,278	433,977
Expedia, Inc.	15,914	1,249,726
Express, Inc. *	12,696	232,210
Family Dollar Stores, Inc.	14,038	919,489
Five Below, Inc. *	5,600	215,824
Foot Locker, Inc.	24,408	1,018,058
Francesca’s Holdings Corp. *	7,135	139,632
Fred’s, Inc., Class A	4,527	90,223
FTD Cos., Inc. *	2,416	75,041
GameStop Corp., Class A	18,016	672,177
Genesco, Inc. *	4,068	302,049
Genuine Parts Co.	23,052	2,030,651
GNC Holdings, Inc., Class A	14,446	672,028
Group 1 Automotive, Inc.	4,068	271,580
Groupon, Inc. *	55,203	458,737
Guess?, Inc.	8,587	260,530
Hibbett Sports, Inc. *	3,306	189,533
HomeAway, Inc. *	8,608	394,849
HSN, Inc.	5,518	316,457
J.C. Penney Co., Inc. *(a)	35,746	260,231
Jos. A. Bank Clothiers, Inc. *	4,417	274,207
Kohl’s Corp.	31,646	1,778,189
L Brands, Inc.	35,450	1,996,899
Liberty Interactive Corp., Class A *	76,559	2,235,523
Liberty Ventures, Series A *	5,510	785,230
Lithia Motors, Inc., Class A	2,712	171,995
LKQ Corp. *	43,792	1,221,359
Lowe’s Cos., Inc.	159,616	7,985,588
Lumber Liquidators Holdings, Inc. *	3,384	363,036
Macy’s, Inc.	54,849	3,173,563
Mattress Firm Holding Corp. *	2,527	110,152
Monro Muffler Brake, Inc.	4,278	255,268
Murphy USA, Inc. *	7,054	286,110
Netflix, Inc. *	8,836	3,937,587
Nordstrom, Inc.	22,237	1,367,131
O’Reilly Automotive, Inc. *	16,707	2,520,251
Office Depot, Inc. *	74,974	369,622
Outerwall, Inc. *	4,141	292,893
Penske Automotive Group, Inc.	5,778	250,130
PetSmart, Inc.	16,415	1,100,790
Pier 1 Imports, Inc.	16,272	307,866
Pool Corp.	8,136	475,631
priceline.com, Inc. *	7,624	10,283,556
Rent-A-Center, Inc.	8,401	211,201
Restoration Hardware Holdings, Inc. *	4,228	286,320
Ross Stores, Inc.	34,108	2,483,062
Sally Beauty Holdings, Inc. *	23,052	661,592
Sears Holdings Corp. *(a)	4,709	210,728
Select Comfort Corp. *	9,492	171,426
Shutterfly, Inc. *	5,440	296,806
Signet Jewelers Ltd.	12,204	1,166,092
Sonic Automotive, Inc., Class A	6,790	161,330
Stage Stores, Inc.	5,424	107,395
Staples, Inc.	101,700	1,382,103
Target Corp.	93,838	5,868,629

14 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Buckle, Inc. (a)	4,068	184,565
The Cato Corp., Class A	4,087	114,722
The Children’s Place Retail Stores, Inc. *	3,106	168,252
The Finish Line, Inc., Class A	7,224	195,192
The Gap, Inc.	38,876	1,700,825
The Home Depot, Inc.	209,645	17,197,179
The Men’s Wearhouse, Inc.	8,136	437,635
The Pep Boys-Manny, Moe & Jack *	5,968	75,137
Tiffany & Co.	17,675	1,648,194
TJX Cos., Inc.	108,726	6,682,300
Tractor Supply Co.	21,696	1,530,870
TripAdvisor, Inc. *	16,346	1,638,523
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,492	851,337
Urban Outfitters, Inc. *	16,614	622,028
Vitamin Shoppe, Inc. *	5,424	253,789
Williams-Sonoma, Inc.	12,598	733,708
zulily, Inc., Class A *	2,000	136,780

		138,228,985

Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc. *	4,627	126,965
Advanced Micro Devices, Inc. *(a)	89,706	332,809
Altera Corp.	48,816	1,772,509
Amkor Technology, Inc. *	20,600	121,952
Analog Devices, Inc.	44,748	2,274,093
Applied Materials, Inc.	184,449	3,497,153
Applied Micro Circuits Corp. *	9,694	111,093
Atmel Corp. *	67,800	546,468
ATMI, Inc. *	5,424	184,470
Avago Technologies Ltd.	37,024	2,284,381
Broadcom Corp., Class A	81,744	2,429,432
Brooks Automation, Inc.	10,848	112,494
Cabot Microelectronics Corp. *	4,068	179,684
Cavium, Inc. *	6,966	293,478
Cirrus Logic, Inc. *	10,949	210,768
Cree, Inc. *	18,994	1,166,801
Cypress Semiconductor Corp. *	21,320	208,723
Diodes, Inc. *	5,424	129,145
Entegris, Inc. *	20,340	245,097
Entropic Communications, Inc. *	12,581	55,105
Exar Corp. *	7,210	82,554
Fairchild Semiconductor International, Inc. *	18,222	256,566
First Solar, Inc. *	10,456	596,724
Freescale Semiconductor Ltd. *	8,920	202,930
GT Advanced Technologies, Inc. *	18,146	260,032
Hittite Microwave Corp.	3,306	194,988
Integrated Device Technology, Inc. *	20,904	246,458
Intel Corp.	747,156	18,499,583
International Rectifier Corp. *	10,848	292,354
Intersil Corp., Class A	20,866	265,415
KLA-Tencor Corp.	25,764	1,678,525
Kulicke & Soffa Industries, Inc. *	12,204	140,834
Lam Research Corp. *	27,139	1,403,900
Lattice Semiconductor Corp. *	16,996	128,660
Linear Technology Corp.	34,053	1,595,042
LSI Corp.	82,986	920,315
Marvell Technology Group Ltd.	60,460	924,433
Maxim Integrated Products, Inc.	43,486	1,422,427
Micrel, Inc.	6,945	72,506
Microchip Technology, Inc.	28,476	1,297,082
Micron Technology, Inc. *	156,575	3,787,549
Microsemi Corp. *	14,916	343,963
MKS Instruments, Inc.	8,136	244,568
Monolithic Power Systems, Inc. *	4,526	162,212
NVIDIA Corp.	91,424	1,680,373
OmniVision Technologies, Inc. *	8,376	144,653
ON Semiconductor Corp. *	65,088	607,922
PMC-Sierra, Inc. *	32,544	238,873
Power Integrations, Inc.	4,096	242,196
Rambus, Inc. *	16,272	150,028
RF Micro Devices, Inc. *	52,884	374,419
Semtech Corp. *	10,848	270,658
Silicon Image, Inc. *	13,690	82,824
Silicon Laboratories, Inc. *	6,780	352,357
Skyworks Solutions, Inc. *	28,476	1,009,759
Spansion, Inc., Class A *	6,945	113,273
SunEdison, Inc. *	36,666	673,188
SunPower Corp. *(a)	11,245	372,547
Synaptics, Inc. *	5,424	352,777
Teradyne, Inc. *	27,120	549,994
Tessera Technologies, Inc.	8,136	176,714
Texas Instruments, Inc.	163,484	7,350,241
TriQuint Semiconductor, Inc. *	24,408	298,754
Ultratech, Inc. *	5,424	142,217
Veeco Instruments, Inc. *	5,571	220,333
Xilinx, Inc.	40,432	2,110,550

		68,816,890

Software & Services 10.3%
Accelrys, Inc. *	8,354	104,258
Accenture plc, Class A	96,505	8,043,692
ACI Worldwide, Inc. *	5,614	337,008
Activision Blizzard, Inc.	62,376	1,206,976
Acxiom Corp. *	13,560	504,839
Adobe Systems, Inc. *	72,137	4,949,320
Advent Software, Inc.	5,424	166,517
Akamai Technologies, Inc. *	27,120	1,657,846
Alliance Data Systems Corp. *	7,127	2,031,979
Amdocs Ltd.	23,640	1,051,507
ANSYS, Inc. *	13,707	1,144,809
AOL, Inc. *	14,974	655,562
Aspen Technology, Inc. *	13,713	643,825
Autodesk, Inc. *	33,900	1,778,394
Automatic Data Processing, Inc.	72,062	5,604,982
Bankrate, Inc. *	4,726	95,134
Blackbaud, Inc.	9,492	297,289
Blucora, Inc. *	5,636	108,437
Booz Allen Hamilton Holding Corp.	7,537	158,503
Bottomline Technologies (de), Inc. *	6,780	241,978
Broadridge Financial Solutions, Inc.	19,005	717,629
BroadSoft, Inc. *	4,068	122,081
CA, Inc.	50,625	1,695,938
CACI International, Inc., Class A *	4,068	320,680
Cadence Design Systems, Inc. *	45,564	698,496

See financial notes 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardtronics, Inc. *	6,780	274,726
Cass Information Systems, Inc.	1,596	82,992
Citrix Systems, Inc. *	24,949	1,498,187
Cognizant Technology Solutions Corp., Class A *	45,696	4,755,126
CommVault Systems, Inc. *	6,780	467,006
Computer Sciences Corp.	23,052	1,456,886
Compuware Corp.	35,256	386,053
comScore, Inc. *	4,749	150,163
Comverse, Inc. *	2,983	103,242
Concur Technologies, Inc. *	6,780	836,991
Constant Contact, Inc. *	5,120	141,158
Convergys Corp.	18,984	388,602
Conversant, Inc. *	12,204	303,391
CoreLogic, Inc. *	15,357	500,638
Cornerstone OnDemand, Inc. *	6,860	400,487
CoStar Group, Inc. *	4,068	817,831
CSG Systems International, Inc.	5,424	151,872
Dealertrack Technologies, Inc. *	6,424	347,346
Demandware, Inc. *	4,307	323,499
Dice Holdings, Inc. *	8,154	60,013
Digital River, Inc. *	6,029	107,135
DST Systems, Inc.	5,424	509,748
eBay, Inc. *	174,997	10,284,574
Electronic Arts, Inc. *	48,816	1,395,649
Ellie Mae, Inc. *	1,909	59,179
Envestnet, Inc. *	4,524	189,284
EPAM Systems, Inc. *	3,218	134,931
Epiq Systems, Inc.	4,627	65,611
Equinix, Inc. *	7,459	1,416,912
Euronet Worldwide, Inc. *	8,136	311,283
EVERTEC, Inc.	8,194	198,786
ExlService Holdings, Inc. *	4,068	113,863
Facebook, Inc., Class A *	244,828	16,760,925
FactSet Research Systems, Inc.	6,780	713,866
Fair Isaac Corp.	4,524	243,075
Fidelity National Information Services, Inc.	45,188	2,512,905
FireEye, Inc. *	2,240	191,834
Fiserv, Inc. *	40,708	2,363,099
FleetCor Technologies, Inc. *	11,009	1,430,399
Forrester Research, Inc.	1,809	65,522
Fortinet, Inc. *	19,062	441,285
Gartner, Inc. *	13,560	943,234
Genpact Ltd. *	19,437	324,209
Global Cash Access Holdings, Inc. *	9,563	80,329
Global Eagle Entertainment, Inc. *	7,970	140,113
Global Payments, Inc.	11,390	801,059
Gogo, Inc. *(a)	3,398	70,848
Google, Inc., Class A *	41,919	50,958,832
Guidewire Software, Inc. *	10,029	537,655
Heartland Payment Systems, Inc.	4,667	188,733
IAC/InterActiveCorp	12,204	946,176
iGATE Corp. *	5,875	198,869
Imperva, Inc. *	3,149	197,348
Informatica Corp. *	15,516	644,845
Interactive Intelligence Group, Inc. *	1,809	144,051
International Business Machines Corp.	152,739	28,282,681
Intuit, Inc.	43,964	3,435,787
j2 Global, Inc.	6,901	354,711
Jack Henry & Associates, Inc.	13,560	788,243
Leidos Holdings, Inc.	10,384	463,749
LinkedIn Corp., Class A *	14,365	2,931,035
LogMeIn, Inc. *	3,166	132,497
Manhattan Associates, Inc. *	16,272	616,546
ManTech International Corp., Class A	6,925	202,695
MasterCard, Inc., Class A	156,090	12,131,315
MAXIMUS, Inc.	8,974	428,867
Mentor Graphics Corp.	14,472	313,174
MICROS Systems, Inc. *	12,204	677,444
Microsoft Corp.	1,134,545	43,464,419
MicroStrategy, Inc., Class A *	1,356	175,100
Monotype Imaging Holdings, Inc.	5,424	154,259
Netscout Systems, Inc. *	4,580	173,948
NetSuite, Inc. *	4,115	473,595
NeuStar, Inc., Class A *	10,848	388,575
NIC, Inc.	8,136	158,164
Nuance Communications, Inc. *	35,895	548,835
OpenTable, Inc. *	3,212	255,964
Oracle Corp.	525,794	20,563,803
Pandora Media, Inc. *	24,556	918,886
Paychex, Inc.	48,816	2,038,556
Pegasystems, Inc.	2,834	117,979
Progress Software Corp. *	8,614	214,833
Proofpoint, Inc. *	4,327	179,354
PROS Holdings, Inc. *	3,218	110,860
PTC, Inc. *	17,855	701,880
Qlik Technologies, Inc. *	13,361	407,511
QuinStreet, Inc. *	8,154	53,735
Rackspace Hosting, Inc. *	16,272	598,321
RealPage, Inc. *	7,773	137,582
Red Hat, Inc. *	28,476	1,679,799
Rovi Corp. *	16,610	412,592
Salesforce.com, Inc. *	82,563	5,149,454
Sapient Corp. *	15,484	269,576
Science Applications International Corp.	5,934	221,338
ServiceNow, Inc. *	14,627	995,514
Shutterstock, Inc. *	1,599	158,909
SolarWinds, Inc. *	8,713	402,366
Solera Holdings, Inc.	9,892	676,811
Splunk, Inc. *	13,263	1,230,143
SPS Commerce, Inc. *	2,242	152,008
SS&C Technologies Holdings, Inc. *	8,888	343,788
Sykes Enterprises, Inc. *	5,936	116,820
Symantec Corp.	107,707	2,313,546
Synchronoss Technologies, Inc. *	5,424	186,477
Synopsys, Inc. *	21,949	886,740
Syntel, Inc. *	1,766	166,640
Tableau Software, Inc., Class A *	1,699	160,284
Take-Two Interactive Software, Inc. *	13,560	268,081
Tangoe, Inc. *	4,427	84,202
TeleTech Holdings, Inc. *	5,494	132,296
Teradata Corp. *	20,119	923,864
The Western Union Co.	92,208	1,542,640
TIBCO Software, Inc. *	22,284	485,568
TiVo, Inc. *	20,340	274,590
Total System Services, Inc.	23,587	718,460

16 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Trulia, Inc. *(a)	5,660	169,574
Twitter, Inc. *(a)	10,623	583,309
Tyler Technologies, Inc. *	5,424	508,663
Ultimate Software Group, Inc. *	4,068	675,288
Unisys Corp. *	6,780	232,012
United Online, Inc.	1,775	19,898
Vantiv, Inc., Class A *	17,211	547,826
VeriFone Systems, Inc. *	18,522	536,212
Verint Systems, Inc. *	7,451	348,781
VeriSign, Inc. *	21,830	1,203,051
VirnetX Holding Corp. *(a)	6,995	136,403
Virtusa Corp. *	3,318	120,676
Visa, Inc., Class A	76,567	17,299,548
VMware, Inc., Class A *	12,396	1,190,636
Web.com Group, Inc. *	5,424	197,705
WebMD Health Corp. *	7,192	319,397
WEX, Inc. *	5,571	539,384
Workday, Inc., Class A *	4,574	502,774
Xerox Corp.	164,154	1,804,052
Yahoo! Inc. *	144,191	5,575,866
Yelp, Inc. *	8,595	811,540
Zillow, Inc., Class A *(a)	3,208	268,189
Zynga, Inc., Class A *	90,244	456,635

		320,064,882

Technology Hardware & Equipment 5.7%
3D Systems Corp. *(a)	13,594	1,032,600
ADTRAN, Inc.	9,492	248,690
Amphenol Corp., Class A	24,408	2,148,392
Anixter International, Inc.	4,115	440,099
Apple, Inc.	134,424	70,739,286
ARRIS Group, Inc. *	20,340	583,758
Arrow Electronics, Inc. *	15,557	880,993
Aruba Networks, Inc. *	14,916	305,927
Avnet, Inc.	23,052	1,003,454
AVX Corp.	9,550	122,526
Badger Meter, Inc.	1,842	101,163
Belden, Inc.	8,136	586,850
Benchmark Electronics, Inc. *	8,324	198,444
Black Box Corp.	1,909	50,779
Brocade Communications Systems, Inc. *	68,165	652,339
CalAmp Corp. *	5,968	191,215
CDW Corp.	7,418	194,129
Checkpoint Systems, Inc. *	7,210	105,626
Ciena Corp. *	13,560	333,169
Cisco Systems, Inc.	798,130	17,399,234
Cognex Corp. *	13,560	510,670
Coherent, Inc. *	4,068	277,234
Comtech Telecommunications Corp.	2,854	91,357
Corning, Inc.	225,594	4,347,196
Cray, Inc. *	4,726	163,945
Daktronics, Inc.	7,045	99,828
Diebold, Inc.	9,492	354,906
Dolby Laboratories, Inc., Class A *	7,222	297,763
DTS, Inc. *	2,818	57,234
EchoStar Corp., Class A *	5,698	283,874
Electro Rent Corp.	3,318	60,288
Electronics For Imaging, Inc. *	6,780	302,388
EMC Corp.	308,968	8,147,486
Emulex Corp. *	14,420	104,978
F5 Networks, Inc. *	11,493	1,291,124
Fabrinet *	5,436	105,567
FARO Technologies, Inc. *	4,068	234,073
FEI Co.	5,495	564,062
Finisar Corp. *	13,560	321,372
FLIR Systems, Inc.	23,052	786,995
Harmonic, Inc. *	21,872	141,949
Harris Corp.	16,566	1,222,902
Hewlett-Packard Co.	283,048	8,457,474
Infinera Corp. *	27,120	225,638
Ingram Micro, Inc., Class A *	23,052	678,881
Insight Enterprises, Inc. *	6,780	155,804
InterDigital, Inc.	6,780	206,790
InvenSense, Inc. *(a)	9,624	193,924
IPG Photonics Corp. *(a)	4,162	298,707
Itron, Inc. *	5,424	189,840
Ixia *	8,175	101,043
Jabil Circuit, Inc.	29,832	552,190
JDS Uniphase Corp. *	36,612	504,513
Juniper Networks, Inc. *	80,004	2,139,307
Lexmark International, Inc., Class A	6,832	287,900
Littelfuse, Inc.	2,712	255,931
Measurement Specialties, Inc. *	1,942	118,462
Methode Electronics, Inc.	6,036	204,620
Motorola Solutions, Inc.	35,049	2,320,244
MTS Systems Corp.	1,787	126,806
National Instruments Corp.	14,916	432,117
NCR Corp. *	23,052	784,921
NetApp, Inc.	51,870	2,096,067
NETGEAR, Inc. *	5,424	185,392
Newport Corp. *	5,536	114,595
OSI Systems, Inc. *	2,759	169,596
Palo Alto Networks, Inc. *	6,536	465,036
Park Electrochemical Corp.	3,084	87,863
Plantronics, Inc.	8,136	361,076
Plexus Corp. *	4,610	189,701
Polycom, Inc. *	20,470	273,479
QLogic Corp. *	8,946	102,163
QUALCOMM, Inc.	251,592	18,942,362
Quantum Corp. *	42,279	49,466
Riverbed Technology, Inc. *	19,088	425,281
Rofin-Sinar Technologies, Inc. *	4,261	100,006
Rogers Corp. *	1,842	119,177
Ruckus Wireless, Inc. *	7,210	100,940
SanDisk Corp.	36,612	2,720,272
Sanmina Corp. *	10,848	183,982
ScanSource, Inc. *	3,288	129,087
Seagate Technology plc	48,652	2,539,148
Sonus Networks, Inc. *	38,485	143,549
Super Micro Computer, Inc. *	5,468	110,399
SYNNEX Corp. *	3,168	188,433
TE Connectivity Ltd.	62,474	3,659,727
Tech Data Corp. *	6,780	390,528
Trimble Navigation Ltd. *	37,968	1,448,479
TTM Technologies, Inc. *	8,701	73,088
Ubiquiti Networks, Inc. *(a)	4,672	230,844
Universal Display Corp. *	5,966	206,066
ViaSat, Inc. *	6,780	452,294
Vishay Intertechnology, Inc.	20,811	294,268
Western Digital Corp.	31,882	2,773,415

See financial notes 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zebra Technologies Corp., Class A *	8,136	561,303

		175,208,058

Telecommunication Services 2.3%
AT&T, Inc.	791,203	25,263,112
Atlantic Tele-Network, Inc.	2,712	177,745
CenturyLink, Inc.	88,878	2,778,326
Cincinnati Bell, Inc. *	31,621	105,930
Cogent Communications Group, Inc.	6,780	259,945
Consolidated Communications Holdings, Inc.	4,068	77,536
Crown Castle International Corp. *	48,958	3,715,912
Frontier Communications Corp. (a)	147,804	721,284
General Communication, Inc., Class A *	9,581	99,738
Leap Wireless International, Inc. *	8,474	148,464
Level 3 Communications, Inc. *	24,408	898,703
Premiere Global Services, Inc. *	9,492	107,355
SBA Communications Corp., Class A *	18,328	1,744,276
Shenandoah Telecommunications Co.	5,768	152,448
Sprint Corp. *	128,084	1,119,454
T-Mobile US, Inc. *	38,098	1,161,989
Telephone & Data Systems, Inc.	17,628	401,742
tw telecom, Inc. *	23,052	705,622
United States Cellular Corp.	2,712	97,876
USA Mobility, Inc.	8,252	119,241
Verizon Communications, Inc.	616,508	29,333,451
Vonage Holdings Corp. *	52,938	244,044
Windstream Holdings, Inc. (a)	88,140	706,883

		70,141,076

Transportation 2.0%
Alaska Air Group, Inc.	10,848	939,871
Allegiant Travel Co.	2,712	269,193
AMERCO	967	225,253
American Airlines Group, Inc. *	28,878	1,066,465
Arkansas Best Corp.	4,417	146,909
Avis Budget Group, Inc. *	18,690	878,243
C.H. Robinson Worldwide, Inc.	20,381	1,056,959
Con-way, Inc.	8,222	313,587
CSX Corp.	151,038	4,185,263
Delta Air Lines, Inc.	127,712	4,241,315
Expeditors International of Washington, Inc.	31,188	1,232,238
FedEx Corp.	43,983	5,864,253
Forward Air Corp.	5,424	234,642
Genesee & Wyoming, Inc., Class A *	6,780	670,678
Hawaiian Holdings, Inc. *	9,000	108,360
Heartland Express, Inc.	7,285	148,468
Hertz Global Holdings, Inc. *	66,744	1,869,499
Hub Group, Inc., Class A *	5,552	216,917
J.B. Hunt Transport Services, Inc.	14,298	1,027,597
JetBlue Airways Corp. *	42,036	371,178
Kansas City Southern	16,296	1,530,520
Kirby Corp. *	8,136	851,107
Knight Transportation, Inc.	6,780	145,634
Landstar System, Inc.	8,136	469,529
Matson, Inc.	6,780	163,534
Norfolk Southern Corp.	47,524	4,367,931
Old Dominion Freight Line, Inc. *	10,050	535,062
Roadrunner Transportation Systems, Inc. *	3,218	75,655
Ryder System, Inc.	8,136	612,804
Saia, Inc. *	6,240	215,530
SkyWest, Inc.	7,215	91,630
Southwest Airlines Co.	111,192	2,495,148
Spirit Airlines, Inc. *	12,917	729,552
Swift Transportation Co. *	16,821	409,760
Union Pacific Corp.	68,797	12,409,603
United Continental Holdings, Inc. *	54,422	2,446,813
United Parcel Service, Inc., Class B	107,271	10,273,344
UTi Worldwide, Inc.	16,272	160,116
Werner Enterprises, Inc.	6,012	155,410
Wesco Aircraft Holdings, Inc. *	7,056	153,045

		63,358,615

Utilities 3.0%
AES Corp.	95,331	1,301,268
AGL Resources, Inc.	16,869	793,518
ALLETE, Inc.	6,780	342,458
Alliant Energy Corp.	16,272	882,593
Ameren Corp.	35,714	1,443,203
American Electric Power Co., Inc.	73,224	3,675,845
American States Water Co.	5,424	162,883
American Water Works Co., Inc.	25,767	1,155,392
Aqua America, Inc.	25,230	635,544
Atmos Energy Corp.	13,560	625,116
Avista Corp.	10,848	321,101
Black Hills Corp.	5,948	337,311
California Water Service Group	5,812	136,640
Calpine Corp. *	58,314	1,110,882
CenterPoint Energy, Inc.	62,935	1,488,413
Chesapeake Utilities Corp.	2,027	120,079
Cleco Corp.	8,536	421,934
CMS Energy Corp.	40,680	1,156,532
Connecticut Water Service, Inc.	2,966	97,403
Consolidated Edison, Inc.	43,392	2,432,122
Dominion Resources, Inc.	88,478	6,140,373
DTE Energy Co.	26,448	1,897,908
Duke Energy Corp.	104,688	7,420,285
Dynegy, Inc. *	15,148	354,312
Edison International	47,966	2,511,979
El Paso Electric Co.	6,780	238,995
Entergy Corp.	27,120	1,730,798
Exelon Corp.	122,428	3,723,035
FirstEnergy Corp.	57,340	1,764,925
Great Plains Energy, Inc.	22,202	583,247
Hawaiian Electric Industries, Inc.	13,560	344,560
IDACORP, Inc.	8,136	457,162
Integrys Energy Group, Inc.	11,248	644,173
ITC Holdings Corp.	8,936	916,834
MDU Resources Group, Inc.	27,626	938,179
MGE Energy, Inc.	4,560	175,925
Middlesex Water Co.	2,984	60,307
National Fuel Gas Co.	12,290	923,225

18 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
New Jersey Resources Corp.	6,780	305,168
NextEra Energy, Inc.	64,065	5,854,900
NiSource, Inc.	45,488	1,583,892
Northeast Utilities	46,723	2,076,837
Northwest Natural Gas Co.	5,424	232,527
NorthWestern Corp.	5,424	249,179
NRG Energy, Inc.	47,813	1,389,924
NRG Yield, Inc., Class A	2,984	113,929
OGE Energy Corp.	28,120	1,012,320
ONE Gas, Inc. *	7,719	262,292
Ormat Technologies, Inc.	5,839	162,032
Otter Tail Corp.	4,424	133,693
Pepco Holdings, Inc.	38,260	780,121
PG&E Corp.	66,496	2,929,814
Piedmont Natural Gas Co., Inc.	10,092	341,311
Pinnacle West Capital Corp.	16,272	905,537
PNM Resources, Inc.	12,204	319,135
Portland General Electric Co.	10,848	344,966
PPL Corp.	97,920	3,161,837
Public Service Enterprise Group, Inc.	75,936	2,783,814
Questar Corp.	25,917	615,529
SCANA Corp.	21,748	1,076,526
Sempra Energy	33,900	3,202,533
SJW Corp.	6,289	186,091
South Jersey Industries, Inc.	5,424	310,144
Southwest Gas Corp.	6,780	366,256
TECO Energy, Inc.	28,476	477,827
The Empire District Electric Co.	5,780	137,217
The Laclede Group, Inc.	4,998	229,158
The Southern Co.	130,176	5,512,954
UGI Corp.	16,272	727,196
UIL Holdings Corp.	8,637	334,425
Unitil Corp.	4,528	142,541
UNS Energy Corp.	5,424	328,206
Vectren Corp.	12,204	469,488
Westar Energy, Inc.	18,114	619,861
WGL Holdings, Inc.	8,136	326,986
Wisconsin Energy Corp.	35,256	1,549,854
Xcel Energy, Inc.	74,634	2,260,664

		93,283,143

Total Common Stock
(Cost $2,437,804,531)		3,088,776,926

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 3000 ETF	5,000	560,850

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	680,412	680,412

Total Other Investment Companies
(Cost $1,149,903)		1,241,262

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	13,091,426	13,091,426

Total Collateral Invested for Securities on Loan
(Cost $13,091,426)		13,091,426

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $ 2,439,577,556 and the unrealized appreciation and depreciation were $ 667,761,115 and ($17,320,483), respectively, with a net unrealized appreciation of $ 650,440,632.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,157,317.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 19

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,970,150,694	2,486,772,686
0.0%		Other Investment Companies	1,123,811	1,185,273

99.8%		Total Investments	1,971,274,505	2,487,957,959
0.2%		Collateral Invested for Securities on Loan	5,787,449	5,787,449
(0	.0)%	Other Assets and Liabilities, Net		(919,389)

100.0%		Net Assets		2,492,826,019

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Allison Transmission Holdings, Inc.	11,594	345,269
Autoliv, Inc.	13,162	1,268,027
BorgWarner, Inc.	30,725	1,888,051
Delphi Automotive plc	38,151	2,539,712
Ford Motor Co.	540,240	8,314,294
General Motors Co. *	177,609	6,429,446
Harley-Davidson, Inc.	30,210	1,995,673
Johnson Controls, Inc.	92,818	4,585,209
Lear Corp.	10,926	887,191
Tesla Motors, Inc. *	11,164	2,733,059
TRW Automotive Holdings Corp. *	15,422	1,269,539

		32,255,470

Banks 2.8%
BB&T Corp.	95,627	3,614,701
BOK Financial Corp.	2,574	166,615
CIT Group, Inc.	27,710	1,348,923
Comerica, Inc.	24,739	1,191,925
Cullen/Frost Bankers, Inc.	7,025	524,346
Fifth Third Bancorp	120,965	2,624,336
First Republic Bank	16,556	860,415
Hudson City Bancorp, Inc.	61,768	586,796
Huntington Bancshares, Inc.	110,613	1,054,142
KeyCorp	123,218	1,622,781
M&T Bank Corp.	17,444	2,033,796
New York Community Bancorp, Inc.	59,323	947,981
Ocwen Financial Corp. *	15,656	586,161
People’s United Financial, Inc.	42,610	603,784
Regions Financial Corp.	185,917	1,978,157
SunTrust Banks, Inc.	73,971	2,787,227
The PNC Financial Services Group, Inc.	72,194	5,904,025
U.S. Bancorp	248,657	10,229,749
Wells Fargo & Co.	651,385	30,237,292
Zions Bancorp	26,122	815,006

		69,718,158

Capital Goods 8.1%
3M Co.	86,955	11,715,447
AGCO Corp.	12,068	633,329
AMETEK, Inc.	33,280	1,771,827
B/E Aerospace, Inc. *	13,084	1,102,327
Carlisle Cos., Inc.	8,290	657,563
Caterpillar, Inc.	87,384	8,473,627
Chicago Bridge & Iron Co. N.V.	14,128	1,189,436
Colfax Corp. *	12,003	853,773
Cummins, Inc.	23,657	3,452,029
Danaher Corp.	82,386	6,301,705
Deere & Co.	51,720	4,444,300
Donaldson Co., Inc.	18,156	777,803
Dover Corp.	22,904	2,159,847
Eaton Corp. plc	64,302	4,804,002
Emerson Electric Co.	96,554	6,301,114
Fastenal Co.	37,097	1,750,607
Flowserve Corp.	18,642	1,513,917
Fluor Corp.	22,382	1,738,858
Fortune Brands Home & Security, Inc.	22,843	1,067,682
General Dynamics Corp.	45,410	4,974,211
General Electric Co.	1,379,286	35,130,414
Honeywell International, Inc.	107,519	10,154,094
Hubbell, Inc., Class B	7,271	869,175
IDEX Corp.	10,737	806,027
Illinois Tool Works, Inc.	55,355	4,566,788
Ingersoll-Rand plc	36,442	2,228,064
Jacobs Engineering Group, Inc. *	18,103	1,097,947
Joy Global, Inc. (a)	14,521	798,655
KBR, Inc.	20,106	555,328
L-3 Communications Holdings, Inc.	11,872	1,370,029
Lincoln Electric Holdings, Inc.	11,170	837,415
Lockheed Martin Corp.	36,578	5,936,609
Masco Corp.	49,156	1,147,793
MSC Industrial Direct Co., Inc., Class A	6,475	558,987
Nordson Corp.	8,104	592,889
Northrop Grumman Corp.	29,970	3,627,269
Oshkosh Corp.	11,561	668,573
Owens Corning *	14,247	651,943
PACCAR, Inc.	48,031	3,162,361
Pall Corp.	15,147	1,302,642
Parker Hannifin Corp.	20,148	2,428,841
Pentair Ltd. - Reg’d	26,919	2,175,324
Precision Castparts Corp.	19,627	5,061,411
Quanta Services, Inc. *	29,635	1,043,448
Raytheon Co.	43,225	4,232,160
Rockwell Automation, Inc.	18,424	2,263,204
Rockwell Collins, Inc.	18,198	1,502,063
Roper Industries, Inc.	13,404	1,817,851
Sensata Technologies Holding N.V. *	19,926	809,793
Snap-on, Inc.	7,825	877,730

20 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SPX Corp.	6,038	650,172
Stanley Black & Decker, Inc.	21,507	1,785,941
Textron, Inc.	38,048	1,510,506
The Boeing Co.	94,637	12,200,602
The Timken Co.	10,437	629,977
TransDigm Group, Inc.	6,503	1,158,444
United Rentals, Inc. *	12,453	1,100,098
United Technologies Corp.	115,225	13,483,630
Valmont Industries, Inc.	3,572	520,190
W.W. Grainger, Inc.	8,273	2,109,780
WABCO Holdings, Inc. *	8,265	846,749
Wabtec Corp.	13,194	1,047,208
Xylem, Inc.	24,682	971,237

		201,972,765

Commercial & Professional Services 0.8%
Cintas Corp.	13,788	836,380
Copart, Inc. *	15,302	557,452
Equifax, Inc.	16,516	1,157,111
IHS, Inc., Class A *	8,258	989,969
Iron Mountain, Inc.	21,665	589,288
Manpowergroup, Inc.	10,451	816,850
Nielsen Holdings N.V.	34,276	1,622,626
Republic Services, Inc.	36,568	1,247,335
Robert Half International, Inc.	20,488	838,779
Rollins, Inc.	10,420	311,141
Stericycle, Inc. *	11,758	1,340,412
The ADT Corp.	27,016	829,661
The Dun & Bradstreet Corp.	5,656	561,132
Towers Watson & Co., Class A	8,555	933,351
Tyco International Ltd.	62,552	2,638,443
Verisk Analytics, Inc., Class A *	20,241	1,289,655
Waste Connections, Inc.	18,198	787,427
Waste Management, Inc.	58,825	2,441,238

		19,788,250

Consumer Durables & Apparel 1.5%
Carter’s, Inc.	7,977	600,907
Coach, Inc.	38,089	1,859,124
D.R. Horton, Inc.	37,478	920,460
Fossil Group, Inc. *	6,407	736,228
Garmin Ltd. (a)	16,539	887,483
Hanesbrands, Inc.	13,724	1,005,695
Hasbro, Inc.	15,638	862,592
Jarden Corp. *	15,929	979,156
Leggett & Platt, Inc.	18,989	608,597
Lennar Corp., Class A	22,340	980,279
Lululemon Athletica, Inc. *	14,086	708,667
Mattel, Inc.	47,217	1,761,666
Michael Kors Holdings Ltd. *	24,193	2,371,640
Mohawk Industries, Inc. *	8,168	1,156,017
Newell Rubbermaid, Inc.	39,764	1,276,822
NIKE, Inc., Class B	101,591	7,954,575
NVR, Inc. *	584	696,128
Polaris Industries, Inc.	8,429	1,129,739
PulteGroup, Inc.	48,117	1,009,976
PVH Corp.	11,241	1,421,200
Ralph Lauren Corp.	8,044	1,295,728
Toll Brothers, Inc. *	20,775	810,433
Tupperware Brands Corp.	6,429	505,319
Under Armour, Inc., Class A *	10,461	1,183,662
VF Corp.	47,346	2,774,002
Whirlpool Corp.	10,623	1,536,404

		37,032,499

Consumer Services 2.0%
Burger King Worldwide, Inc.	7,185	190,977
Carnival Corp.	58,972	2,338,830
Chipotle Mexican Grill, Inc. *	4,146	2,343,361
Darden Restaurants, Inc.	17,207	878,589
Dunkin’ Brands Group, Inc.	14,207	734,076
Extended Stay America, Inc. *	3,795	96,697
H&R Block, Inc.	36,360	1,150,430
Hyatt Hotels Corp., Class A *	8,238	429,694
International Game Technology	35,137	530,217
Las Vegas Sands Corp.	52,248	4,454,142
Marriott International, Inc., Class A	30,661	1,662,746
McDonald’s Corp.	135,169	12,861,330
MGM Resorts International *	44,985	1,239,337
Norwegian Cruise Line Holdings Ltd. *	9,661	331,082
Panera Bread Co., Class A *	3,827	693,912
Penn National Gaming, Inc. *	9,121	117,205
Royal Caribbean Cruises Ltd.	21,849	1,156,468
Starbucks Corp.	103,389	7,336,483
Starwood Hotels & Resorts Worldwide, Inc.	26,145	2,155,917
Wyndham Worldwide Corp.	17,968	1,309,508
Wynn Resorts Ltd.	10,955	2,656,478
Yum! Brands, Inc.	60,355	4,471,098

		49,138,577

Diversified Financials 7.6%
Affiliated Managers Group, Inc. *	7,177	1,349,635
American Express Co.	125,192	11,427,526
Ameriprise Financial, Inc.	26,521	2,890,524
Bank of America Corp.	1,449,358	23,957,888
Berkshire Hathaway, Inc., Class B *	245,361	28,407,897
BlackRock, Inc.	17,431	5,313,666
Capital One Financial Corp.	79,011	5,801,778
Citigroup, Inc.	410,974	19,985,666
CME Group, Inc.	42,493	3,136,833
Discover Financial Services	65,331	3,748,693
Eaton Vance Corp.	16,819	636,431
Franklin Resources, Inc.	54,759	2,915,917
ING US, Inc.	14,813	531,342
IntercontinentalExchange Group, Inc.	15,962	3,333,504
Invesco Ltd.	58,948	2,021,916
JPMorgan Chase & Co.	511,083	29,039,736
Legg Mason, Inc.	13,700	629,652
Leucadia National Corp.	42,203	1,179,152
LPL Financial Holdings, Inc.	10,785	578,939
McGraw Hill Financial, Inc.	35,303	2,812,237
Moody’s Corp.	26,594	2,100,926
Morgan Stanley	188,286	5,799,209
MSCI, Inc. *	17,271	754,915
Northern Trust Corp.	30,467	1,884,384
Raymond James Financial, Inc.	16,472	869,392
SEI Investments Co.	19,663	660,087

See financial notes 21

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SLM Corp.	58,683	1,404,871
State Street Corp.	60,326	3,961,608
T. Rowe Price Group, Inc.	36,094	2,929,750
TD Ameritrade Holding Corp.	31,878	1,065,681
The Bank of New York Mellon Corp.	155,263	4,968,416
The Charles Schwab Corp. (b)	156,393	4,145,978
The Goldman Sachs Group, Inc.	57,766	9,615,151
The NASDAQ OMX Group, Inc.	17,483	671,172

		190,530,472

Energy 9.7%
Anadarko Petroleum Corp.	68,841	5,793,659
Antero Resources Corp. *	4,901	295,726
Apache Corp.	54,448	4,317,182
Baker Hughes, Inc.	59,506	3,765,540
Cabot Oil & Gas Corp.	58,125	2,034,375
Cameron International Corp. *	33,616	2,153,441
Cheniere Energy, Inc. *	29,871	1,476,524
Chesapeake Energy Corp.	67,861	1,758,279
Chevron Corp.	261,238	30,128,579
Cimarex Energy Co.	11,613	1,343,740
Cobalt International Energy, Inc. *	39,882	768,925
Concho Resources, Inc. *	13,948	1,689,521
ConocoPhillips	166,920	11,100,180
CONSOL Energy, Inc.	30,248	1,212,945
Continental Resources, Inc. *	5,749	687,120
Core Laboratories N.V.	6,019	1,131,873
CVR Energy, Inc. (a)	1,670	65,714
Denbury Resources, Inc.	49,673	812,650
Devon Energy Corp.	51,817	3,338,051
Diamond Offshore Drilling, Inc.	9,236	436,863
Dresser-Rand Group, Inc. *	10,171	552,590
Ensco plc, Class A	31,300	1,648,258
EOG Resources, Inc.	37,100	7,027,482
EQT Corp.	20,106	2,056,643
Exxon Mobil Corp.	593,928	57,177,449
FMC Technologies, Inc. *	32,393	1,627,424
Halliburton Co.	116,731	6,653,667
Helmerich & Payne, Inc.	14,236	1,405,805
Hess Corp.	38,847	3,108,925
HollyFrontier Corp.	28,332	1,291,089
Kinder Morgan, Inc.	90,961	2,897,108
Marathon Oil Corp.	95,404	3,196,034
Marathon Petroleum Corp.	40,802	3,427,368
Murphy Oil Corp.	23,715	1,407,960
Nabors Industries Ltd.	35,049	806,828
National Oilwell Varco, Inc.	58,793	4,529,413
Noble Corp. plc	33,794	1,049,304
Noble Energy, Inc.	48,290	3,320,420
Oasis Petroleum, Inc. *	12,764	556,127
Occidental Petroleum Corp.	110,020	10,619,130
Oceaneering International, Inc.	14,522	1,039,485
Oil States International, Inc. *	7,334	696,143
ONEOK, Inc.	28,243	1,670,291
Peabody Energy Corp.	36,101	633,934
Phillips 66	82,465	6,173,330
Pioneer Natural Resources Co.	19,340	3,890,821
QEP Resources, Inc.	23,558	681,533
Range Resources Corp.	22,340	1,922,357
Rowan Cos. plc, Class A *	18,042	601,881
Schlumberger Ltd.	178,835	16,631,655
SM Energy Co.	8,936	659,030
Southwestern Energy Co. *	46,922	1,939,755
Spectra Energy Corp.	90,023	3,356,057
Superior Energy Services, Inc.	21,223	627,989
Tesoro Corp.	19,466	992,961
The Williams Cos., Inc.	92,037	3,801,128
Transocean Ltd.	45,827	1,943,065
Valero Energy Corp.	73,072	3,505,995
Weatherford International Ltd. *	104,664	1,744,749
Whiting Petroleum Corp. *	15,816	1,086,717

		242,268,787

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	59,962	7,003,562
CVS Caremark Corp.	161,743	11,829,883
Safeway, Inc.	33,901	1,269,592
Sprouts Farmers Market, Inc. *	5,332	208,055
Sysco Corp.	80,828	2,911,424
The Kroger Co.	69,589	2,918,563
Wal-Mart Stores, Inc.	219,808	16,419,657
Walgreen Co.	117,799	8,004,442
Whole Foods Market, Inc.	50,356	2,721,742

		53,286,920

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	273,670	9,923,274
Archer-Daniels-Midland Co.	89,890	3,649,534
Beam, Inc.	22,127	1,835,656
Brown-Forman Corp., Class B	21,848	1,830,862
Bunge Ltd.	19,883	1,582,886
Campbell Soup Co.	23,884	1,034,416
Coca-Cola Enterprises, Inc.	33,613	1,582,500
ConAgra Foods, Inc.	57,379	1,629,564
Constellation Brands, Inc., Class A *	22,412	1,816,044
Dr. Pepper Snapple Group, Inc.	27,022	1,408,116
Flowers Foods, Inc.	25,059	515,464
General Mills, Inc.	86,403	4,322,742
Green Mountain Coffee Roasters, Inc.	17,571	1,928,944
Hillshire Brands Co.	17,186	645,334
Hormel Foods Corp.	19,003	901,692
Ingredion, Inc.	10,738	706,990
Kellogg Co.	34,985	2,123,240
Kraft Foods Group, Inc.	80,968	4,475,101
Lorillard, Inc.	50,527	2,478,855
McCormick & Co., Inc. Non Voting Shares	17,872	1,186,701
Mead Johnson Nutrition Co.	27,154	2,214,409
Molson Coors Brewing Co., Class B	21,223	1,206,103
Mondelez International, Inc., Class A	240,751	8,192,756
Monster Beverage Corp. *	18,264	1,351,536
PepsiCo, Inc.	208,335	16,681,383
Philip Morris International, Inc.	217,826	17,624,302
Reynolds American, Inc.	42,825	2,176,795
The Coca-Cola Co.	517,068	19,751,998
The Hershey Co.	20,267	2,144,654
The J.M. Smucker Co.	14,083	1,408,441
Tyson Foods, Inc., Class A	36,553	1,442,016

		119,772,308

22 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.4%
Abbott Laboratories	209,271	8,324,800
Aetna, Inc.	50,324	3,659,058
AmerisourceBergen Corp.	30,808	2,090,323
Baxter International, Inc.	73,526	5,110,057
Becton Dickinson & Co.	26,304	3,030,747
Boston Scientific Corp. *	179,318	2,349,066
C.R. Bard, Inc.	10,641	1,534,007
Cardinal Health, Inc.	45,814	3,277,075
CareFusion Corp. *	28,735	1,164,630
Cerner Corp. *	40,307	2,473,641
Cigna Corp.	38,238	3,043,362
Community Health Systems, Inc. *	16,471	683,711
Covidien plc	62,093	4,467,591
DaVita HealthCare Partners, Inc. *	23,796	1,635,499
DENTSPLY International, Inc.	20,126	913,318
Edwards Lifesciences Corp. *	14,892	1,038,866
Envision Healthcare Holdings, Inc. *	5,626	189,371
Express Scripts Holding Co. *	109,503	8,246,671
HCA Holdings, Inc. *	41,491	2,124,339
Henry Schein, Inc. *	11,596	1,380,388
Hologic, Inc. *	38,066	829,077
Humana, Inc.	20,739	2,332,308
IDEXX Laboratories, Inc. *	6,992	880,293
Intuitive Surgical, Inc. *	5,219	2,321,568
Laboratory Corp. of America Holdings *	11,979	1,120,516
McKesson Corp.	31,542	5,584,511
MEDNAX, Inc. *	14,244	866,320
Medtronic, Inc.	136,853	8,109,909
Omnicare, Inc.	13,897	818,533
Patterson Cos., Inc.	11,847	487,623
Premier, Inc., Class A *	3,863	129,217
Quest Diagnostics, Inc.	20,396	1,080,988
ResMed, Inc. (a)	18,730	824,495
Sirona Dental Systems, Inc. *	8,105	571,078
St. Jude Medical, Inc.	39,104	2,632,481
Stryker Corp.	39,759	3,190,262
Tenet Healthcare Corp. *	15,092	665,859
The Cooper Cos., Inc.	6,446	826,442
UnitedHealth Group, Inc.	136,787	10,569,531
Universal Health Services, Inc., Class B	11,553	927,475
Varian Medical Systems, Inc. *	14,563	1,220,816
Veeva Systems, Inc., Class A *(a)	1,765	62,305
WellPoint, Inc.	40,581	3,676,233
Zimmer Holdings, Inc.	23,170	2,174,273

		108,638,633

Household & Personal Products 2.0%
Avon Products, Inc.	59,847	925,833
Church & Dwight Co., Inc.	18,398	1,250,696
Colgate-Palmolive Co.	119,625	7,516,039
Coty, Inc., Class A	7,452	110,662
Energizer Holdings, Inc.	8,515	828,850
Herbalife Ltd. (a)	11,396	758,974
Kimberly-Clark Corp.	52,611	5,805,624
The Clorox Co.	17,211	1,502,176
The Estee Lauder Cos., Inc., Class A	34,400	2,368,096
The Procter & Gamble Co.	369,320	29,050,711

		50,117,661

Insurance 3.1%
ACE Ltd.	46,231	4,524,628
Aflac, Inc.	63,356	4,059,853
Alleghany Corp. *	2,333	899,372
American Financial Group, Inc.	9,359	534,960
American International Group, Inc.	200,385	9,973,162
Aon plc	40,934	3,503,950
Arch Capital Group Ltd. *	15,845	889,221
Arthur J. Gallagher & Co.	17,671	816,400
Axis Capital Holdings Ltd.	13,564	596,409
Brown & Brown, Inc.	17,092	514,469
Cincinnati Financial Corp.	21,406	1,003,513
CNA Financial Corp.	4,640	192,514
Erie Indemnity Co., Class A	3,420	248,224
Everest Re Group Ltd.	6,394	954,241
Fidelity National Financial, Inc., Class A	37,254	1,231,617
Genworth Financial, Inc., Class A *	65,830	1,022,998
HCC Insurance Holdings, Inc.	14,138	620,658
Lincoln National Corp.	34,908	1,749,938
Loews Corp.	40,780	1,773,114
Markel Corp. *	1,880	1,086,640
Marsh & McLennan Cos., Inc.	75,146	3,619,031
MetLife, Inc.	153,851	7,795,630
PartnerRe Ltd.	6,326	625,515
Principal Financial Group, Inc.	37,325	1,692,689
Prudential Financial, Inc.	63,269	5,351,292
Reinsurance Group of America, Inc.	9,268	713,543
RenaissanceRe Holdings Ltd.	6,161	588,437
The Allstate Corp.	62,188	3,374,321
The Chubb Corp.	34,385	3,008,000
The Hartford Financial Services Group, Inc.	61,563	2,166,402
The Progressive Corp.	76,153	1,864,987
The Travelers Cos., Inc.	49,653	4,162,908
Torchmark Corp.	11,833	917,176
Unum Group	34,456	1,198,380
Validus Holdings Ltd.	13,263	488,211
W.R. Berkley Corp.	14,805	610,558
White Mountains Insurance Group Ltd.	670	388,305
Willis Group Holdings plc	24,189	995,619
XL Group plc	38,622	1,174,109

		76,930,994

Materials 3.6%
Air Products & Chemicals, Inc.	28,663	3,477,395
Airgas, Inc.	8,658	933,332
Albemarle Corp.	10,850	715,991
Alcoa, Inc.	144,093	1,691,652
Ashland, Inc.	9,601	906,046
Avery Dennison Corp.	13,047	650,002
Ball Corp.	19,438	1,079,975
Bemis Co., Inc.	14,521	570,385
Celanese Corp., Series A	21,233	1,133,630
CF Industries Holdings, Inc.	7,573	1,900,066
Crown Holdings, Inc. *	19,009	855,785

See financial notes 23

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
E.I. du Pont de Nemours & Co.	127,091	8,466,802
Eastman Chemical Co.	21,515	1,881,056
Ecolab, Inc.	36,527	3,935,784
FMC Corp.	18,251	1,408,612
Freeport-McMoRan Copper & Gold, Inc.	141,155	4,604,476
Huntsman Corp.	25,761	627,538
International Flavors & Fragrances, Inc.	11,170	1,047,634
International Paper Co.	60,507	2,958,187
LyondellBasell Industries N.V., Class A	59,120	5,207,290
Martin Marietta Materials, Inc.	6,292	767,498
MeadWestvaco Corp.	23,611	883,760
Monsanto Co.	72,126	7,935,303
Newmont Mining Corp.	70,142	1,631,503
Nucor Corp.	42,720	2,146,253
Owens-Illinois, Inc. *	23,837	808,551
Packaging Corp. of America	12,894	939,844
PPG Industries, Inc.	19,628	3,882,811
Praxair, Inc.	39,730	5,179,600
Reliance Steel & Aluminum Co.	10,598	734,229
Rock-Tenn Co., Class A	9,522	1,062,846
Rockwood Holdings, Inc.	10,311	813,332
Royal Gold, Inc.	8,261	567,613
RPM International, Inc.	17,452	730,541
Sealed Air Corp.	26,843	913,736
Sigma-Aldrich Corp.	15,952	1,506,028
The Dow Chemical Co.	165,462	8,059,654
The Mosaic Co.	46,007	2,247,902
The Sherwin-Williams Co.	11,697	2,345,015
The Valspar Corp.	11,212	838,097
Valhi, Inc.	2,570	28,244
Vulcan Materials Co.	17,117	1,162,758
W.R. Grace & Co. *	10,310	1,044,815
Westlake Chemical Corp.	2,450	326,659

		90,608,230

Media 3.9%
AMC Networks, Inc., Class A *	8,531	648,527
Cablevision Systems Corp., Class A	31,071	546,850
CBS Corp., Class B Non Voting Shares	76,064	5,102,373
Charter Communications, Inc., Class A *	9,087	1,151,959
Comcast Corp., Class A	353,686	18,282,029
DIRECTV *	66,389	5,151,787
Discovery Communications, Inc., Class A *	30,394	2,532,428
DISH Network Corp., Class A *	28,329	1,666,878
Gannett Co., Inc.	31,929	949,888
Lamar Advertising Co., Class A *	8,646	463,512
Liberty Global plc, Class A *	50,708	4,388,777
Liberty Media Corp., Class A *	13,810	1,894,180
News Corp., Class A *	67,207	1,231,904
Omnicom Group, Inc.	35,030	2,651,070
Scripps Networks Interactive, Inc., Class A	14,743	1,197,721
Sirius XM Holdings, Inc. *	408,917	1,476,190
The Interpublic Group of Cos., Inc.	57,014	1,010,288
The Madison Square Garden Co., Class A *	7,916	451,291
The Walt Disney Co.	222,189	17,955,093
Time Warner Cable, Inc.	38,125	5,350,844
Time Warner, Inc.	123,475	8,288,877
Twenty-First Century Fox, Inc., Class A	266,639	8,943,072
Viacom, Inc., Class B	55,154	4,838,661

		96,174,199

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	216,732	11,033,826
Actavis plc *	23,670	5,226,810
Agilent Technologies, Inc.	44,740	2,547,048
Alexion Pharmaceuticals, Inc. *	27,014	4,776,075
Allergan, Inc.	40,908	5,195,316
Amgen, Inc.	102,871	12,758,062
Biogen Idec, Inc. *	32,081	10,929,355
BioMarin Pharmaceutical, Inc. *	19,406	1,571,886
Bristol-Myers Squibb Co.	224,756	12,085,130
Celgene Corp. *	56,231	9,039,133
Covance, Inc. *	7,819	809,736
Eli Lilly & Co.	136,070	8,111,133
Endo Health Solutions, Inc. *	18,509	1,477,388
Forest Laboratories, Inc. *	31,468	3,070,333
Gilead Sciences, Inc. *	208,561	17,266,765
Hospira, Inc. *	23,520	1,017,946
Illumina, Inc. *	17,072	2,927,677
Incyte Corp., Ltd. *	20,837	1,338,986
Johnson & Johnson	383,327	35,312,083
Medivation, Inc. *	9,624	692,062
Merck & Co., Inc.	398,267	22,697,236
Mettler-Toledo International, Inc. *	3,961	973,455
Mylan, Inc. *	51,497	2,861,688
PerkinElmer, Inc.	15,642	708,896
Perrigo Co., plc	18,076	2,972,418
Pfizer, Inc.	881,149	28,293,694
Pharmacyclics, Inc. *	8,986	1,245,999
Quintiles Transnational Holdings, Inc. *	2,856	154,652
Regeneron Pharmaceuticals, Inc. *	10,672	3,548,440
Seattle Genetics, Inc. *	14,913	784,275
Thermo Fisher Scientific, Inc.	53,741	6,692,904
Vertex Pharmaceuticals, Inc. *	31,512	2,548,060
Waters Corp. *	11,521	1,283,439
Zoetis, Inc.	67,143	2,082,776

		224,034,682

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	9,542	691,318
American Campus Communities, Inc.	13,784	509,181
American Capital Agency Corp.	52,795	1,176,801
American Tower Corp.	53,616	4,368,096
Annaly Capital Management, Inc.	127,791	1,428,703
Apartment Investment & Management Co., Class A	19,423	580,553
AvalonBay Communities, Inc.	16,231	2,093,312
Boston Properties, Inc.	20,685	2,325,615
BRE Properties, Inc.	10,074	622,271

24 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brixmor Property Group, Inc.	8,956	197,748
Camden Property Trust	11,170	745,039
CBRE Group, Inc., Class A *	37,404	1,045,442
Corrections Corp. of America	14,896	496,782
DDR Corp.	41,958	697,342
Digital Realty Trust, Inc. (a)	16,934	917,145
Duke Realty Corp.	43,050	723,240
Equity Residential	45,212	2,643,546
Essex Property Trust, Inc.	5,398	902,815
Extra Space Storage, Inc.	14,809	727,122
Federal Realty Investment Trust	8,936	994,666
General Growth Properties, Inc.	74,875	1,648,747
HCP, Inc.	61,905	2,400,057
Health Care REIT, Inc.	38,654	2,270,536
Host Hotels & Resorts, Inc.	106,981	2,104,316
Jones Lang LaSalle, Inc.	5,775	711,480
Kilroy Realty Corp.	10,888	626,278
Kimco Realty Corp.	54,776	1,219,314
Liberty Property Trust	19,259	736,849
National Retail Properties, Inc.	16,894	606,326
Plum Creek Timber Co., Inc.	24,841	1,075,367
Prologis, Inc.	66,965	2,758,288
Public Storage	19,774	3,341,806
Rayonier, Inc.	16,755	788,993
Realogy Holdings Corp. *	19,613	930,833
Realty Income Corp. (a)	27,978	1,242,783
Regency Centers Corp.	12,287	623,811
Senior Housing Properties Trust	25,122	560,221
Simon Property Group, Inc.	42,027	6,778,535
SL Green Realty Corp.	12,947	1,286,026
Taubman Centers, Inc.	8,333	587,060
The Macerich Co.	19,118	1,149,565
UDR, Inc.	33,684	869,384
Ventas, Inc.	39,411	2,460,429
Vornado Realty Trust	23,512	2,263,970
Weingarten Realty Investors	14,877	453,748
Weyerhaeuser Co.	78,865	2,327,306
WP Carey, Inc.	7,341	466,300

		66,175,065

Retailing 4.5%
Abercrombie & Fitch Co., Class A	9,753	386,511
Advance Auto Parts, Inc.	10,070	1,282,515
Amazon.com, Inc. *	50,254	18,196,973
AutoNation, Inc. *	8,540	449,546
AutoZone, Inc. *	4,747	2,555,975
Bed Bath & Beyond, Inc. *	29,959	2,031,819
Best Buy Co., Inc.	37,032	986,162
CarMax, Inc. *	30,614	1,482,636
Dick’s Sporting Goods, Inc.	13,689	734,689
Dillard’s, Inc., Class A	3,045	281,906
Dollar General Corp. *	39,770	2,382,223
Dollar Tree, Inc. *	29,180	1,598,189
Expedia, Inc.	14,524	1,140,570
Family Dollar Stores, Inc.	12,671	829,950
Foot Locker, Inc.	19,647	819,476
GameStop Corp., Class A	15,740	587,259
Genuine Parts Co.	20,584	1,813,244
Groupon, Inc. *	50,066	416,048
Kohl’s Corp.	27,145	1,525,277
L Brands, Inc.	32,845	1,850,159
Liberty Interactive Corp., Class A *	65,363	1,908,600
LKQ Corp. *	40,212	1,121,513
Lowe’s Cos., Inc.	142,207	7,114,616
Macy’s, Inc.	50,674	2,931,998
Netflix, Inc. *	8,217	3,661,742
Nordstrom, Inc.	19,672	1,209,435
O’Reilly Automotive, Inc. *	14,656	2,210,858
PetSmart, Inc.	13,801	925,495
priceline.com, Inc. *	6,996	9,436,485
Ross Stores, Inc.	29,267	2,130,638
Sally Beauty Holdings, Inc. *	20,632	592,138
Sears Holdings Corp. *(a)	5,844	261,519
Signet Jewelers Ltd.	11,203	1,070,447
Staples, Inc.	87,649	1,191,150
Target Corp.	85,291	5,334,099
The Gap, Inc.	37,236	1,629,075
The Home Depot, Inc.	191,363	15,697,507
Tiffany & Co.	14,825	1,382,431
TJX Cos., Inc.	97,097	5,967,582
Tractor Supply Co.	19,154	1,351,506
TripAdvisor, Inc. *	15,244	1,528,059
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,488	761,289
Urban Outfitters, Inc. *	14,608	546,923
Williams-Sonoma, Inc.	12,330	718,099

		112,034,331

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	43,665	1,585,476
Analog Devices, Inc.	41,374	2,102,627
Applied Materials, Inc.	162,045	3,072,373
Avago Technologies Ltd.	33,297	2,054,425
Broadcom Corp., Class A	74,909	2,226,295
Cree, Inc. *	17,164	1,054,384
Freescale Semiconductor Ltd. *	6,792	154,518
Intel Corp.	678,070	16,789,013
KLA-Tencor Corp.	22,377	1,457,862
Lam Research Corp. *	22,453	1,161,494
Linear Technology Corp.	33,294	1,559,491
LSI Corp.	77,113	855,183
Marvell Technology Group Ltd.	56,644	866,087
Maxim Integrated Products, Inc.	39,419	1,289,395
Microchip Technology, Inc.	27,100	1,234,405
Micron Technology, Inc. *	144,878	3,504,599
NVIDIA Corp.	82,658	1,519,254
Skyworks Solutions, Inc. *	26,808	950,612
Texas Instruments, Inc.	149,048	6,701,198
Xilinx, Inc.	35,788	1,868,134

		52,006,825

Software & Services 10.6%
Accenture plc, Class A	87,160	7,264,786
Activision Blizzard, Inc.	56,203	1,087,528
Adobe Systems, Inc. *	63,087	4,328,399
Akamai Technologies, Inc. *	23,610	1,443,279
Alliance Data Systems Corp. *	6,702	1,910,807
Amdocs Ltd.	21,591	960,368
ANSYS, Inc. *	12,297	1,027,045
Autodesk, Inc. *	30,159	1,582,141
Automatic Data Processing, Inc.	65,170	5,068,923

See financial notes 25

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CA, Inc.	44,242	1,482,107
Cadence Design Systems, Inc. *	37,999	582,525
Citrix Systems, Inc. *	24,962	1,498,968
Cognizant Technology Solutions Corp., Class A *	41,124	4,279,363
Computer Sciences Corp.	19,653	1,242,070
Concur Technologies, Inc. *	6,236	769,834
eBay, Inc. *	159,922	9,398,616
Electronic Arts, Inc. *	40,792	1,166,243
Equinix, Inc. *	6,702	1,273,112
Facebook, Inc., Class A *	223,469	15,298,688
FactSet Research Systems, Inc.	5,655	595,415
Fidelity National Information Services, Inc.	39,451	2,193,870
FireEye, Inc. *	1,484	127,090
Fiserv, Inc. *	34,961	2,029,486
FleetCor Technologies, Inc. *	9,695	1,259,671
Gartner, Inc. *	12,425	864,283
Genpact Ltd. *	15,107	251,985
Global Payments, Inc.	10,433	733,753
Google, Inc., Class A *	38,151	46,378,263
IAC/InterActiveCorp	10,453	810,421
Informatica Corp. *	15,741	654,196
International Business Machines Corp.	138,676	25,678,635
Intuit, Inc.	38,418	3,002,367
Jack Henry & Associates, Inc.	11,458	666,054
Leidos Holdings, Inc.	9,439	421,546
LinkedIn Corp., Class A *	13,049	2,662,518
MasterCard, Inc., Class A	140,796	10,942,665
MICROS Systems, Inc. *	10,475	581,467
Microsoft Corp.	1,034,830	39,644,337
NetSuite, Inc. *	3,961	455,872
Nuance Communications, Inc. *	34,701	530,578
Oracle Corp.	477,118	18,660,085
Paychex, Inc.	43,563	1,819,191
Rackspace Hosting, Inc. *	15,324	563,464
Red Hat, Inc. *	25,733	1,517,990
Salesforce.com, Inc. *	75,332	4,698,457
ServiceNow, Inc. *	13,457	915,883
Solera Holdings, Inc.	8,983	614,617
Symantec Corp.	94,971	2,039,977
Synopsys, Inc. *	21,415	865,166
Teradata Corp. *	21,921	1,006,612
The Western Union Co.	75,217	1,258,380
TIBCO Software, Inc. *	20,290	442,119
Total System Services, Inc.	23,086	703,200
Twitter, Inc. *(a)	9,479	520,492
Vantiv, Inc., Class A *	15,380	489,545
VeriSign, Inc. *	18,200	1,003,002
Visa, Inc., Class A	69,230	15,641,826
VMware, Inc., Class A *	11,388	1,093,817
Workday, Inc., Class A *	4,062	446,495
Xerox Corp.	156,683	1,721,946
Yahoo! Inc. *	128,189	4,957,069

		263,128,607

Technology Hardware & Equipment 5.7%
3D Systems Corp. *(a)	12,456	946,158
Amphenol Corp., Class A	21,293	1,874,210
Apple, Inc.	122,318	64,368,624
Arrow Electronics, Inc. *	13,510	765,071
Avnet, Inc.	18,989	826,591
Cisco Systems, Inc.	730,263	15,919,734
Corning, Inc.	197,393	3,803,763
EMC Corp.	281,290	7,417,617
F5 Networks, Inc. *	10,295	1,156,540
FLIR Systems, Inc.	19,676	671,739
Harris Corp.	14,289	1,054,814
Hewlett-Packard Co.	260,607	7,786,937
Jabil Circuit, Inc.	25,691	475,541
Juniper Networks, Inc. *	68,155	1,822,465
Motorola Solutions, Inc.	31,896	2,111,515
National Instruments Corp.	12,626	365,775
NCR Corp. *	22,484	765,580
NetApp, Inc.	45,977	1,857,931
QUALCOMM, Inc.	229,641	17,289,671
SanDisk Corp.	31,503	2,340,673
Seagate Technology plc	43,982	2,295,421
TE Connectivity Ltd.	56,738	3,323,712
Trimble Navigation Ltd. *	34,436	1,313,733
Western Digital Corp.	28,560	2,484,434

		143,038,249

Telecommunication Services 2.5%
AT&T, Inc.	715,853	22,857,186
CenturyLink, Inc.	81,115	2,535,655
Crown Castle International Corp. *	46,276	3,512,348
Frontier Communications Corp. (a)	127,470	622,054
Level 3 Communications, Inc. *	22,927	844,172
SBA Communications Corp., Class A *	18,225	1,734,473
Sprint Corp. *	113,033	987,909
T-Mobile US, Inc. *	34,361	1,048,011
tw telecom, Inc. *	18,658	571,121
Verizon Communications, Inc.	561,182	26,701,040
Windstream Holdings, Inc. (a)	83,814	672,188

		62,086,157

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	21,489	1,114,420
CSX Corp.	136,911	3,793,804
Delta Air Lines, Inc.	116,712	3,876,006
Expeditors International of Washington, Inc.	28,321	1,118,963
FedEx Corp.	40,877	5,450,130
Genesee & Wyoming, Inc., Class A *	6,892	681,757
Hertz Global Holdings, Inc. *	60,861	1,704,717
J.B. Hunt Transport Services, Inc.	12,412	892,050
Kansas City Southern	14,682	1,378,933
Kirby Corp. *	7,946	831,231
Norfolk Southern Corp.	41,828	3,844,411
Southwest Airlines Co.	95,439	2,141,651
Union Pacific Corp.	62,580	11,288,180
United Continental Holdings, Inc. *	50,747	2,281,585
United Parcel Service, Inc., Class B	97,082	9,297,543

		49,695,381

Utilities 3.1%
AES Corp.	89,096	1,216,160

26 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AGL Resources, Inc.	16,563	779,124
Alliant Energy Corp.	15,691	851,080
Ameren Corp.	33,775	1,364,848
American Electric Power Co., Inc.	65,903	3,308,331
American Water Works Co., Inc.	23,970	1,074,815
Aqua America, Inc.	23,685	596,625
Calpine Corp. *	49,250	938,212
CenterPoint Energy, Inc.	59,409	1,405,023
CMS Energy Corp.	36,961	1,050,801
Consolidated Edison, Inc.	39,300	2,202,765
Dominion Resources, Inc.	80,017	5,553,180
DTE Energy Co.	23,633	1,695,904
Duke Energy Corp.	95,716	6,784,350
Edison International	43,783	2,292,916
Entergy Corp.	25,131	1,603,860
Exelon Corp.	116,430	3,540,636
FirstEnergy Corp.	56,234	1,730,883
Integrys Energy Group, Inc.	10,890	623,670
ITC Holdings Corp.	7,137	732,256
MDU Resources Group, Inc.	25,079	851,683
National Fuel Gas Co.	11,212	842,245
NextEra Energy, Inc.	58,398	5,336,993
NiSource, Inc.	43,170	1,503,179
Northeast Utilities	42,522	1,890,103
NRG Energy, Inc.	43,605	1,267,597
OGE Energy Corp.	26,832	965,952
ONE Gas, Inc. *	7,055	239,729
Pepco Holdings, Inc.	33,565	684,390
PG&E Corp.	60,457	2,663,735
Pinnacle West Capital Corp.	14,731	819,780
PPL Corp.	85,358	2,756,210
Public Service Enterprise Group, Inc.	68,393	2,507,287
Questar Corp.	23,558	559,503
SCANA Corp.	19,516	966,042
Sempra Energy	30,814	2,910,999
TECO Energy, Inc.	26,855	450,627
The Southern Co.	120,036	5,083,525
UGI Corp.	17,149	766,389
Westar Energy, Inc.	16,839	576,231
Wisconsin Energy Corp.	29,902	1,314,492
Xcel Energy, Inc.	67,261	2,037,336

		76,339,466

Total Common Stock
(Cost $1,970,150,694)		2,486,772,686

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 1000 ETF	4,000	418,520

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	766,753	766,753

Total Other Investment Companies
(Cost $1,123,811)		1,185,273

End of Investments.

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	5,787,449	5,787,449

Total Collateral Invested for Securities on Loan
(Cost $5,787,449)		5,787,449

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $1,971,965,920 and the unrealized appreciation and depreciation were $529,718,002 and ($13,725,963), respectively, with a net unrealized appreciation of $ 515,992,039.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,993,542.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 27

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	930,686,099	1,227,611,220
0.1%		Other Investment Companies	891,773	902,279

99.9%		Total Investments	931,577,872	1,228,513,499
0.2%		Collateral Invested for Securities on Loan	2,980,313	2,980,313
(0	.1)%	Other Assets and Liabilities, Net		(1,768,013)

100.0%		Net Assets		1,229,725,799

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.4%
BorgWarner, Inc.	30,543	1,876,868
Tesla Motors, Inc. *	10,846	2,655,209

		4,532,077

Banks 0.2%
CIT Group, Inc.	26,876	1,308,324
Ocwen Financial Corp. *	15,591	583,727

		1,892,051

Capital Goods 6.6%
AGCO Corp.	12,606	661,563
AMETEK, Inc.	32,646	1,738,073
B/E Aerospace, Inc. *	13,109	1,104,433
Caterpillar, Inc.	85,611	8,301,699
Chicago Bridge & Iron Co. N.V.	14,364	1,209,305
Colfax Corp. *	11,826	841,183
Cummins, Inc.	23,337	3,405,335
Danaher Corp.	81,090	6,202,574
Deere & Co.	51,213	4,400,733
Donaldson Co., Inc.	18,094	775,147
Dover Corp.	22,850	2,154,755
Fastenal Co.	36,584	1,726,399
Flowserve Corp.	18,632	1,513,105
Fluor Corp.	21,820	1,695,196
Fortune Brands Home & Security, Inc.	22,146	1,035,104
Illinois Tool Works, Inc.	55,184	4,552,680
Jacobs Engineering Group, Inc. *	17,589	1,066,773
Joy Global, Inc. (a)	14,154	778,470
Lincoln Electric Holdings, Inc.	11,440	857,657
MSC Industrial Direct Co., Inc., Class A	6,437	555,706
Nordson Corp.	8,062	589,816
PACCAR, Inc.	47,373	3,119,038
Pall Corp.	14,956	1,286,216
Pentair Ltd. - Reg’d	26,646	2,153,263
Precision Castparts Corp.	19,749	5,092,872
Quanta Services, Inc. *	28,630	1,008,062
Roper Industries, Inc.	13,280	1,801,034
Sensata Technologies Holding N.V. *	19,695	800,405
SPX Corp.	6,019	648,126
Stanley Black & Decker, Inc.	20,626	1,712,783
The Boeing Co.	93,280	12,025,658
TransDigm Group, Inc.	6,570	1,170,380
United Rentals, Inc. *	12,441	1,099,038
Valmont Industries, Inc.	3,513	511,598
W.W. Grainger, Inc.	8,225	2,097,540
WABCO Holdings, Inc. *	8,134	833,328
Wabtec Corp.	12,865	1,021,095

		81,546,142

Commercial & Professional Services 0.8%
Copart, Inc. *	14,935	544,082
Equifax, Inc.	16,184	1,133,851
IHS, Inc., Class A *	8,213	984,574
Nielsen Holdings N.V.	33,777	1,599,003
Robert Half International, Inc.	18,591	761,116
Rollins, Inc.	8,547	255,213
Stericycle, Inc. *	11,438	1,303,932
The Dun & Bradstreet Corp.	5,319	527,698
Towers Watson & Co., Class A	8,596	937,824
Verisk Analytics, Inc., Class A *	19,991	1,273,727
Waste Connections, Inc.	16,452	711,878

		10,032,898

Consumer Durables & Apparel 2.2%
Carter’s, Inc.	7,842	590,738
Coach, Inc.	37,743	1,842,236
D.R. Horton, Inc.	37,980	932,789
Fossil Group, Inc. *	6,628	761,623
Jarden Corp. *	15,753	968,337
Lululemon Athletica, Inc. *	14,068	707,761
Michael Kors Holdings Ltd. *	23,921	2,344,976
Mohawk Industries, Inc. *	8,122	1,149,507
NIKE, Inc., Class B	100,185	7,844,485
NVR, Inc. *	567	675,864
Polaris Industries, Inc.	8,561	1,147,431
PulteGroup, Inc.	46,788	982,080
PVH Corp.	10,868	1,374,041
Ralph Lauren Corp.	8,085	1,302,332
Toll Brothers, Inc. *	21,954	856,425
Under Armour, Inc., Class A *	10,714	1,212,289
VF Corp.	47,032	2,755,605

		27,448,519

Consumer Services 2.2%
Burger King Worldwide, Inc.	8,162	216,946

28 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chipotle Mexican Grill, Inc. *	4,164	2,353,534
Dunkin’ Brands Group, Inc.	14,163	731,802
Extended Stay America, Inc. *	3,657	93,180
Hyatt Hotels Corp., Class A *	7,565	394,590
Las Vegas Sands Corp.	51,839	4,419,275
Marriott International, Inc., Class A	30,800	1,670,284
Norwegian Cruise Line Holdings Ltd. *	9,557	327,518
Panera Bread Co., Class A *	3,746	679,225
Penn National Gaming, Inc. *	9,010	115,779
Starbucks Corp.	101,326	7,190,093
Starwood Hotels & Resorts Worldwide, Inc.	26,047	2,147,836
Wynn Resorts Ltd.	10,792	2,616,952
Yum! Brands, Inc.	59,701	4,422,650

		27,379,664

Diversified Financials 6.1%
Affiliated Managers Group, Inc. *	7,073	1,330,078
American Express Co.	123,499	11,272,989
Berkshire Hathaway, Inc., Class B *	242,570	28,084,754
BlackRock, Inc.	17,015	5,186,853
Discover Financial Services	64,782	3,717,191
Franklin Resources, Inc.	54,387	2,896,108
IntercontinentalExchange Group, Inc.	15,370	3,209,871
LPL Financial Holdings, Inc.	10,803	579,905
McGraw Hill Financial, Inc.	36,812	2,932,444
Moody’s Corp.	25,980	2,052,420
MSCI, Inc. *	16,150	705,916
SEI Investments Co.	19,342	649,311
State Street Corp.	58,844	3,864,285
T. Rowe Price Group, Inc.	34,776	2,822,768
TD Ameritrade Holding Corp.	31,620	1,057,057
The Charles Schwab Corp. (b)	154,887	4,106,054

		74,468,004

Energy 7.9%
Anadarko Petroleum Corp.	67,337	5,667,082
Antero Resources Corp. *	4,831	291,502
Baker Hughes, Inc.	59,256	3,749,720
Cabot Oil & Gas Corp.	56,327	1,971,445
Cameron International Corp. *	32,950	2,110,777
Cheniere Energy, Inc. *	29,730	1,469,554
Concho Resources, Inc. *	13,985	1,694,003
CONSOL Energy, Inc.	30,576	1,226,098
Continental Resources, Inc. *	5,644	674,571
Core Laboratories N.V.	6,092	1,145,601
CVR Energy, Inc. (a)	1,804	70,987
Denbury Resources, Inc.	49,931	816,871
Diamond Offshore Drilling, Inc.	9,110	430,903
Dresser-Rand Group, Inc. *	10,190	553,623
Ensco plc, Class A	31,287	1,647,573
EOG Resources, Inc.	36,770	6,964,973
EQT Corp.	20,168	2,062,985
FMC Technologies, Inc. *	31,652	1,590,196
Halliburton Co.	114,364	6,518,748
Helmerich & Payne, Inc.	14,177	1,399,979
Hess Corp.	38,723	3,099,002
HollyFrontier Corp.	26,513	1,208,197
Kinder Morgan, Inc.	90,178	2,872,169
Marathon Petroleum Corp.	40,365	3,390,660
National Oilwell Varco, Inc.	57,265	4,411,696
Noble Corp. plc	33,938	1,053,775
Noble Energy, Inc.	48,037	3,303,024
Oasis Petroleum, Inc. *	13,202	575,211
Oceaneering International, Inc.	14,461	1,035,118
Oil States International, Inc. *	7,298	692,726
ONEOK, Inc.	27,611	1,632,914
Peabody Energy Corp.	35,726	627,349
Pioneer Natural Resources Co.	19,104	3,843,343
Range Resources Corp.	21,860	1,881,053
Rowan Cos. plc, Class A *	16,602	553,843
Schlumberger Ltd.	177,550	16,512,150
SM Energy Co.	9,034	666,257
Southwestern Energy Co. *	47,008	1,943,311
Superior Energy Services, Inc.	22,925	678,351
Tesoro Corp.	18,082	922,363
Transocean Ltd.	45,324	1,921,738
Weatherford International Ltd. *	102,839	1,714,326
Whiting Petroleum Corp. *	15,977	1,097,780

		97,693,547

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	58,463	6,828,479
CVS Caremark Corp.	159,620	11,674,607
Wal-Mart Stores, Inc.	218,360	16,311,492
Walgreen Co.	116,394	7,908,972
Whole Foods Market, Inc.	49,887	2,696,392

		45,419,942

Food, Beverage & Tobacco 2.2%
Brown-Forman Corp., Class B	21,761	1,823,572
Flowers Foods, Inc.	23,420	481,749
Green Mountain Coffee Roasters, Inc.	17,554	1,927,078
Mead Johnson Nutrition Co.	27,097	2,209,760
Monster Beverage Corp. *	18,614	1,377,436
PepsiCo, Inc.	206,925	16,568,485
The Hershey Co.	19,956	2,111,744

		26,499,824

Health Care Equipment & Services 6.4%
Aetna, Inc.	49,842	3,624,012
AmerisourceBergen Corp.	30,908	2,097,108
Baxter International, Inc.	72,694	5,052,233
Becton Dickinson & Co.	26,008	2,996,642
C.R. Bard, Inc.	10,603	1,528,528
CareFusion Corp. *	28,780	1,166,453
Cerner Corp. *	39,472	2,422,397
Community Health Systems, Inc. *	12,607	523,317
Covidien plc	61,596	4,431,832
DaVita HealthCare Partners, Inc. *	23,581	1,620,722
DENTSPLY International, Inc.	18,968	860,768
Edwards Lifesciences Corp. *	15,004	1,046,679
Envision Healthcare Holdings, Inc. *	9,113	306,744
Express Scripts Holding Co. *	108,994	8,208,338
HCA Holdings, Inc. *	41,432	2,121,318
Henry Schein, Inc. *	11,504	1,369,436

See financial notes 29

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hologic, Inc. *	36,194	788,305
IDEXX Laboratories, Inc. *	7,035	885,706
Intuitive Surgical, Inc. *	5,121	2,277,974
Laboratory Corp. of America Holdings *	11,966	1,119,300
McKesson Corp.	30,913	5,473,147
MEDNAX, Inc. *	13,463	818,820
Medtronic, Inc.	133,610	7,917,729
Patterson Cos., Inc.	11,220	461,815
Premier, Inc., Class A *	3,813	127,545
Quest Diagnostics, Inc.	19,354	1,025,762
ResMed, Inc. (a)	18,943	833,871
Sirona Dental Systems, Inc. *	7,453	525,138
Stryker Corp.	39,458	3,166,110
The Cooper Cos., Inc.	6,762	866,956
UnitedHealth Group, Inc.	134,939	10,426,736
Universal Health Services, Inc., Class B	11,914	956,456
Varian Medical Systems, Inc. *	14,401	1,207,236
Veeva Systems, Inc., Class A *(a)	1,629	57,504

		78,312,637

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	18,560	1,261,709
Colgate-Palmolive Co.	117,987	7,413,123
Energizer Holdings, Inc.	8,271	805,099
Herbalife Ltd. (a)	11,287	751,714
The Estee Lauder Cos., Inc., Class A	34,192	2,353,778

		12,585,423

Insurance 0.4%
Alleghany Corp. *	2,230	859,665
Erie Indemnity Co., Class A	3,269	237,264
Everest Re Group Ltd.	6,486	967,971
Markel Corp. *	1,824	1,054,272
PartnerRe Ltd.	6,927	684,942
RenaissanceRe Holdings Ltd.	5,949	568,189
White Mountains Insurance Group Ltd.	706	409,169

		4,781,472

Materials 3.2%
Airgas, Inc.	8,793	947,885
Ball Corp.	19,339	1,074,475
CF Industries Holdings, Inc.	7,610	1,909,349
Crown Holdings, Inc. *	18,575	836,247
Ecolab, Inc.	36,281	3,909,278
FMC Corp.	18,178	1,402,978
LyondellBasell Industries N.V., Class A	58,551	5,157,172
Monsanto Co.	71,324	7,847,067
PPG Industries, Inc.	19,132	3,784,692
Praxair, Inc.	39,447	5,142,705
Rock-Tenn Co., Class A	9,623	1,074,119
Royal Gold, Inc.	8,671	595,784
Sigma-Aldrich Corp.	16,070	1,517,169
The Sherwin-Williams Co.	11,686	2,342,809
The Valspar Corp.	10,763	804,534
W.R. Grace & Co. *	10,231	1,036,810

		39,383,073

Media 4.0%
AMC Networks, Inc., Class A *	7,845	596,377
Charter Communications, Inc., Class A *	9,029	1,144,606
Comcast Corp., Class A	350,860	18,135,954
DIRECTV *	65,515	5,083,964
Discovery Communications, Inc., Class A *	30,260	2,521,263
DISH Network Corp., Class A *	28,131	1,655,228
Liberty Global plc, Class A *	50,226	4,347,060
Liberty Media Corp., Class A *	13,660	1,873,606
Scripps Networks Interactive, Inc., Class A	14,594	1,185,617
Sirius XM Holdings, Inc. *	405,064	1,462,281
The Madison Square Garden Co., Class A *	7,968	454,256
Time Warner Cable, Inc.	38,261	5,369,931
Viacom, Inc., Class B	54,118	4,747,772

		48,577,915

Pharmaceuticals, Biotechnology & Life Sciences 11.0%
Actavis plc *	23,482	5,185,295
Agilent Technologies, Inc.	44,285	2,521,145
Alexion Pharmaceuticals, Inc. *	26,156	4,624,381
Allergan, Inc.	39,759	5,049,393
Amgen, Inc.	101,376	12,572,651
Biogen Idec, Inc. *	31,832	10,844,526
BioMarin Pharmaceutical, Inc. *	18,738	1,517,778
Celgene Corp. *	55,381	8,902,496
Covance, Inc. *	7,425	768,933
Endo Health Solutions, Inc. *	18,316	1,461,983
Forest Laboratories, Inc. *	31,577	3,080,968
Gilead Sciences, Inc. *	205,826	17,040,335
Illumina, Inc. *	17,178	2,945,855
Incyte Corp., Ltd. *	19,612	1,260,267
Johnson & Johnson	380,010	35,006,521
Medivation, Inc. *	10,074	724,421
Mettler-Toledo International, Inc. *	3,957	972,472
Perrigo Co., plc	17,837	2,933,116
Pharmacyclics, Inc. *	9,466	1,312,556
Regeneron Pharmaceuticals, Inc. *	10,604	3,525,830
Seattle Genetics, Inc. *	14,851	781,014
Thermo Fisher Scientific, Inc.	53,091	6,611,953
Vertex Pharmaceuticals, Inc. *	31,107	2,515,312
Waters Corp. *	11,364	1,265,950
Zoetis, Inc.	66,944	2,076,603

		135,501,754

Real Estate 2.8%
American Campus Communities, Inc.	13,789	509,366
American Tower Corp.	52,834	4,304,386
AvalonBay Communities, Inc.	16,223	2,092,280
Boston Properties, Inc.	20,364	2,289,524
BRE Properties, Inc.	10,170	628,201
CBRE Group, Inc., Class A *	37,135	1,037,923

30 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Corrections Corp. of America	15,476	516,125
Digital Realty Trust, Inc. (a)	17,160	929,386
Essex Property Trust, Inc.	5,036	842,271
Extra Space Storage, Inc.	15,900	780,690
Federal Realty Investment Trust	9,170	1,020,713
Host Hotels & Resorts, Inc.	100,420	1,975,261
Jones Lang LaSalle, Inc.	5,830	718,256
Public Storage	19,306	3,262,714
Realogy Holdings Corp. *	19,618	931,070
Simon Property Group, Inc.	42,158	6,799,664
SL Green Realty Corp.	12,926	1,283,940
Taubman Centers, Inc.	8,539	601,572
The Macerich Co.	18,776	1,129,001
Ventas, Inc.	39,270	2,451,626

		34,103,969

Retailing 6.2%
Advance Auto Parts, Inc.	9,629	1,226,349
Amazon.com, Inc. *	49,996	18,103,552
AutoNation, Inc. *	8,591	452,230
AutoZone, Inc. *	4,665	2,511,823
Bed Bath & Beyond, Inc. *	29,168	1,978,174
CarMax, Inc. *	29,901	1,448,105
Dick’s Sporting Goods, Inc.	13,552	727,336
Dollar General Corp. *	39,859	2,387,554
Dollar Tree, Inc. *	27,891	1,527,590
Family Dollar Stores, Inc.	12,901	845,015
Groupon, Inc. *	49,908	414,735
LKQ Corp. *	40,122	1,119,003
Lowe’s Cos., Inc.	140,785	7,043,474
Netflix, Inc. *	8,006	3,567,714
Nordstrom, Inc.	19,362	1,190,376
O’Reilly Automotive, Inc. *	14,382	2,169,525
PetSmart, Inc.	13,859	929,385
priceline.com, Inc. *	6,897	9,302,949
Ross Stores, Inc.	28,953	2,107,778
Sally Beauty Holdings, Inc. *	19,759	567,083
Sears Holdings Corp. *(a)	5,842	261,430
Target Corp.	84,496	5,284,380
Tiffany & Co.	14,662	1,367,231
TJX Cos., Inc.	95,739	5,884,119
Tractor Supply Co.	18,675	1,317,708
TripAdvisor, Inc. *	14,922	1,495,781
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,531	765,145
Urban Outfitters, Inc. *	14,418	539,810

		76,535,354

Semiconductors & Semiconductor Equipment 0.7%
Altera Corp.	42,725	1,551,345
Broadcom Corp., Class A	73,682	2,189,829
Cree, Inc. *	16,055	986,258
Freescale Semiconductor Ltd. *	12,753	290,131
NVIDIA Corp.	77,486	1,424,193
Skyworks Solutions, Inc. *	24,935	884,195
Xilinx, Inc.	35,644	1,860,617

		9,186,568

Software & Services 17.9%
Accenture plc, Class A	86,289	7,192,188
Activision Blizzard, Inc.	56,856	1,100,164
Adobe Systems, Inc. *	62,567	4,292,722
Akamai Technologies, Inc. *	23,863	1,458,745
Alliance Data Systems Corp. *	6,516	1,857,777
Amdocs Ltd.	21,586	960,145
ANSYS, Inc. *	12,348	1,031,305
Autodesk, Inc. *	29,838	1,565,302
Automatic Data Processing, Inc.	64,676	5,030,499
Citrix Systems, Inc. *	25,067	1,505,273
Cognizant Technology Solutions Corp., Class A *	40,355	4,199,341
Concur Technologies, Inc. *	6,219	767,736
eBay, Inc. *	156,029	9,169,824
Electronic Arts, Inc. *	41,027	1,172,962
Equinix, Inc. *	6,566	1,247,277
Facebook, Inc., Class A *	220,722	15,110,628
FactSet Research Systems, Inc.	5,389	567,408
Fidelity National Information Services, Inc.	39,051	2,171,626
FireEye, Inc. *	2,333	199,798
Fiserv, Inc. *	35,601	2,066,638
FleetCor Technologies, Inc. *	9,718	1,262,660
Gartner, Inc. *	12,343	858,579
Genpact Ltd. *	15,029	250,684
Global Payments, Inc.	9,865	693,805
Google, Inc., Class A *	37,762	45,905,375
IAC/InterActiveCorp	10,263	795,690
Informatica Corp. *	14,337	595,846
Intuit, Inc.	38,201	2,985,408
Jack Henry & Associates, Inc.	11,197	650,882
LinkedIn Corp., Class A *	12,994	2,651,296
MasterCard, Inc., Class A	139,507	10,842,484
MICROS Systems, Inc. *	10,966	608,723
Microsoft Corp.	1,022,900	39,187,299
NetSuite, Inc. *	3,986	458,749
Nuance Communications, Inc. *	35,267	539,232
Oracle Corp.	473,290	18,510,372
Rackspace Hosting, Inc. *	15,186	558,389
Red Hat, Inc. *	25,278	1,491,149
Salesforce.com, Inc. *	74,559	4,650,245
ServiceNow, Inc. *	13,355	908,941
Solera Holdings, Inc.	9,180	628,096
Symantec Corp.	93,532	2,009,067
Synopsys, Inc. *	20,682	835,553
Teradata Corp. *	21,862	1,003,903
TIBCO Software, Inc. *	20,396	444,429
Twitter, Inc. *(a)	9,309	511,157
Vantiv, Inc., Class A *	16,309	519,116
Visa, Inc., Class A	68,230	15,415,886
VMware, Inc., Class A *	11,477	1,102,366
Workday, Inc., Class A *	4,088	449,353

		219,992,092

Technology Hardware & Equipment 9.4%
3D Systems Corp. *(a)	12,574	955,121
Amphenol Corp., Class A	21,299	1,874,738
Apple, Inc.	121,056	63,704,509
Cisco Systems, Inc.	717,725	15,646,405

See financial notes 31

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EMC Corp.	276,169	7,282,577
F5 Networks, Inc. *	10,414	1,169,909
FLIR Systems, Inc.	18,675	637,564
Juniper Networks, Inc. *	67,886	1,815,272
National Instruments Corp.	13,002	376,668
NetApp, Inc.	45,467	1,837,321
QUALCOMM, Inc.	227,370	17,118,687
SanDisk Corp.	30,210	2,244,603
Trimble Navigation Ltd. *	34,305	1,308,736

		115,972,110

Telecommunication Services 0.6%
Crown Castle International Corp. *	44,862	3,405,026
Level 3 Communications, Inc. *	21,245	782,241
SBA Communications Corp., Class A *	17,089	1,626,360
T-Mobile US, Inc. *	34,624	1,056,032
tw telecom, Inc. *	19,749	604,517

		7,474,176

Transportation 3.7%
C.H. Robinson Worldwide, Inc.	21,325	1,105,915
CSX Corp.	136,435	3,780,614
Delta Air Lines, Inc.	114,850	3,814,169
Expeditors International of Washington, Inc.	27,634	1,091,819
FedEx Corp.	40,524	5,403,065
Genesee & Wyoming, Inc., Class A *	6,751	667,809
Hertz Global Holdings, Inc. *	60,714	1,700,599
J.B. Hunt Transport Services, Inc.	12,225	878,611
Kansas City Southern	14,683	1,379,027
Kirby Corp. *	7,571	792,002
Southwest Airlines Co.	94,557	2,121,859
Union Pacific Corp.	61,730	11,134,857
United Continental Holdings, Inc. *	48,859	2,196,701
United Parcel Service, Inc., Class B	95,794	9,174,191

		45,241,238

Utilities 0.2%
AES Corp.	87,876	1,199,507
Calpine Corp. *	47,598	906,742
ITC Holdings Corp.	6,920	709,992
ONE Gas, Inc. *	6,902	234,530

		3,050,771

Total Common Stock
(Cost $930,686,099)		1,227,611,220

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	2,000	175,460

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	726,819	726,819

Total Other Investment Companies
(Cost $891,773)		902,279

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	2,980,313	2,980,313

Total Collateral Invested for Securities on Loan
(Cost $2,980,313)		2,980,313

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $931,896,604 and the unrealized appreciation and depreciation were $301,747,689 and ($5,130,794), respectively, with a net unrealized appreciation of $296,616,895.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,266,090.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered

32 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	710,050,429	862,106,897
0.1%	Other Investment Companies	654,204	674,486

99.8%	Total Investments	710,704,633	862,781,383
0.1%	Collateral Invested for Securities on Loan	1,172,640	1,172,640
0.1%	Other Assets and Liabilities, Net		351,242

100.0%	Net Assets		864,305,265

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Allison Transmission Holdings, Inc.	8,405	250,301
Autoliv, Inc.	8,954	862,628
Delphi Automotive plc	26,400	1,757,448
Ford Motor Co.	370,822	5,706,951
General Motors Co. *	123,083	4,455,605
Harley-Davidson, Inc.	20,862	1,378,144
Johnson Controls, Inc.	64,832	3,202,701
Lear Corp.	7,597	616,876
TRW Automotive Holdings Corp. *	10,926	899,428

		19,130,082

Banks 5.4%
BB&T Corp.	66,952	2,530,786
BOK Financial Corp.	1,911	123,699
Comerica, Inc.	17,568	846,426
Cullen/Frost Bankers, Inc.	4,884	364,542
Fifth Third Bancorp	82,960	1,799,817
First Republic Bank	11,588	602,228
Hudson City Bancorp, Inc.	43,920	417,240
Huntington Bancshares, Inc.	77,587	739,404
KeyCorp	85,227	1,122,440
M&T Bank Corp.	12,143	1,415,752
New York Community Bancorp, Inc.	41,676	665,983
People’s United Financial, Inc.	31,091	440,559
Regions Financial Corp.	129,834	1,381,434
SunTrust Banks, Inc.	50,393	1,898,808
The PNC Financial Services Group, Inc.	50,273	4,111,326
U.S. Bancorp	171,796	7,067,687
Wells Fargo & Co.	451,829	20,973,902
Zions Bancorp	17,129	534,425

		47,036,458

Capital Goods 9.6%
3M Co.	60,165	8,106,031
Carlisle Cos., Inc.	5,797	459,818
Eaton Corp. plc	44,478	3,322,951
Emerson Electric Co.	66,344	4,329,609
General Dynamics Corp.	31,551	3,456,097
General Electric Co.	953,386	24,282,741
Honeywell International, Inc.	73,810	6,970,616
Hubbell, Inc., Class B	5,247	627,226
IDEX Corp.	7,583	569,256
Ingersoll-Rand plc	25,298	1,546,720
KBR, Inc.	13,824	381,819
L-3 Communications Holdings, Inc.	8,356	964,282
Lockheed Martin Corp.	25,309	4,107,651
Masco Corp.	34,182	798,150
Northrop Grumman Corp.	20,883	2,527,470
Oshkosh Corp.	7,946	459,517
Owens Corning *	10,332	472,792
Parker Hannifin Corp.	13,916	1,677,574
Raytheon Co.	30,133	2,950,322
Rockwell Automation, Inc.	12,954	1,591,269
Rockwell Collins, Inc.	12,858	1,061,299
Snap-on, Inc.	5,411	606,952
Textron, Inc.	26,214	1,040,696
The Timken Co.	7,446	449,441
United Technologies Corp.	79,409	9,292,441
Xylem, Inc.	17,273	679,693

		82,732,433

Commercial & Professional Services 0.7%
Cintas Corp.	9,560	579,909
Iron Mountain, Inc.	16,293	443,170
Manpowergroup, Inc.	7,664	599,018
Republic Services, Inc.	25,372	865,439
The ADT Corp.	17,249	529,717
Tyco International Ltd.	44,282	1,867,815
Waste Management, Inc.	40,738	1,690,627

		6,575,695

Consumer Durables & Apparel 0.8%
Garmin Ltd. (a)	11,507	617,466
Hanesbrands, Inc.	9,235	676,741
Hasbro, Inc.	11,299	623,253
Leggett & Platt, Inc.	13,328	427,162
Lennar Corp., Class A	16,554	726,389
Mattel, Inc.	32,202	1,201,457
Newell Rubbermaid, Inc.	27,482	882,447
Tupperware Brands Corp.	4,596	361,245
Whirlpool Corp.	7,400	1,070,262

		6,586,422

Consumer Services 1.7%
Carnival Corp.	40,936	1,623,522
Darden Restaurants, Inc.	12,629	644,837
H&R Block, Inc.	25,241	798,625

See financial notes 33

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Game Technology	25,101	378,774
McDonald’s Corp.	93,600	8,906,040
MGM Resorts International *	31,132	857,686
Royal Caribbean Cruises Ltd.	15,177	803,319
Wyndham Worldwide Corp.	12,428	905,753

		14,918,556

Diversified Financials 9.2%
Ameriprise Financial, Inc.	18,489	2,015,116
Bank of America Corp.	1,003,347	16,585,326
Capital One Financial Corp.	54,238	3,982,696
Citigroup, Inc.	286,091	13,912,605
CME Group, Inc.	29,941	2,210,245
Eaton Vance Corp.	11,712	443,182
ING US, Inc.	10,282	368,815
Invesco Ltd.	41,405	1,420,192
JPMorgan Chase & Co.	354,354	20,134,394
Legg Mason, Inc.	9,777	449,351
Leucadia National Corp.	29,265	817,664
Morgan Stanley	130,094	4,006,895
Northern Trust Corp.	21,159	1,308,684
Raymond James Financial, Inc.	11,509	607,445
SLM Corp.	40,800	976,752
The Bank of New York Mellon Corp.	108,043	3,457,376
The Goldman Sachs Group, Inc.	39,648	6,599,410
The NASDAQ OMX Group, Inc.	10,787	414,113

		79,710,261

Energy 11.5%
Apache Corp.	37,402	2,965,605
Chesapeake Energy Corp.	47,373	1,227,434
Chevron Corp.	181,275	20,906,446
Cimarex Energy Co.	8,093	936,441
Cobalt International Energy, Inc. *	28,033	540,476
ConocoPhillips	115,242	7,663,593
Devon Energy Corp.	35,769	2,304,239
Exxon Mobil Corp.	411,736	39,637,825
Marathon Oil Corp.	65,112	2,181,252
Murphy Oil Corp.	16,412	974,380
Nabors Industries Ltd.	24,282	558,972
Occidental Petroleum Corp.	75,790	7,315,251
Phillips 66	56,491	4,228,916
QEP Resources, Inc.	16,575	479,515
Spectra Energy Corp.	62,704	2,337,605
The Williams Cos., Inc.	63,997	2,643,076
Valero Energy Corp.	50,701	2,432,634

		99,333,660

Food & Staples Retailing 0.6%
Safeway, Inc.	22,841	855,396
Sprouts Farmers Market, Inc. *	3,707	144,647
Sysco Corp.	55,017	1,981,712
The Kroger Co.	49,576	2,079,217

		5,060,972

Food, Beverage & Tobacco 7.4%
Altria Group, Inc.	188,137	6,821,848
Archer-Daniels-Midland Co.	61,849	2,511,069
Beam, Inc.	15,640	1,297,494
Bunge Ltd.	13,760	1,095,434
Campbell Soup Co.	16,713	723,840
Coca-Cola Enterprises, Inc.	23,238	1,094,045
ConAgra Foods, Inc.	39,451	1,120,408
Constellation Brands, Inc., Class A *	15,532	1,258,558
Dr. Pepper Snapple Group, Inc.	19,015	990,872
General Mills, Inc.	60,023	3,002,951
Hillshire Brands Co.	12,055	452,665
Hormel Foods Corp.	12,621	598,866
Ingredion, Inc.	7,462	491,298
Kellogg Co.	24,353	1,477,984
Kraft Foods Group, Inc.	56,140	3,102,858
Lorillard, Inc.	34,966	1,715,432
McCormick & Co., Inc. Non Voting Shares	12,570	834,648
Molson Coors Brewing Co., Class B	14,733	837,276
Mondelez International, Inc., Class A	165,268	5,624,070
Philip Morris International, Inc.	150,714	12,194,270
Reynolds American, Inc.	29,591	1,504,110
The Coca-Cola Co.	357,244	13,646,721
The J.M. Smucker Co.	9,829	982,998
Tyson Foods, Inc., Class A	26,019	1,026,450

		64,406,165

Health Care Equipment & Services 2.3%
Abbott Laboratories	145,416	5,784,649
Boston Scientific Corp. *	125,592	1,645,255
Cardinal Health, Inc.	32,123	2,297,758
Cigna Corp.	25,904	2,061,699
Humana, Inc.	14,621	1,644,278
Omnicare, Inc.	9,679	570,093
St. Jude Medical, Inc.	27,517	1,852,444
Tenet Healthcare Corp. *	9,554	421,523
WellPoint, Inc.	27,658	2,505,538
Zimmer Holdings, Inc.	16,304	1,529,967

		20,313,204

Household & Personal Products 3.0%
Avon Products, Inc.	40,549	627,293
Coty, Inc., Class A	5,350	79,448
Kimberly-Clark Corp.	35,847	3,955,716
The Clorox Co.	12,177	1,062,809
The Procter & Gamble Co.	256,235	20,155,445

		25,880,711

Insurance 5.8%
ACE Ltd.	31,989	3,130,763
Aflac, Inc.	44,150	2,829,132
American Financial Group, Inc.	6,636	379,314
American International Group, Inc.	138,500	6,893,145
Aon plc	28,249	2,418,114
Arch Capital Group Ltd. *	10,955	614,795
Arthur J. Gallagher & Co.	12,732	588,218
Axis Capital Holdings Ltd.	9,932	436,710
Brown & Brown, Inc.	10,994	330,919
Cincinnati Financial Corp.	13,879	650,647
CNA Financial Corp.	2,495	103,518
Fidelity National Financial, Inc., Class A	25,577	845,576

34 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genworth Financial, Inc., Class A *	47,666	740,730
HCC Insurance Holdings, Inc.	9,362	410,992
Lincoln National Corp.	24,733	1,239,865
Loews Corp.	28,610	1,243,963
Marsh & McLennan Cos., Inc.	51,378	2,474,364
MetLife, Inc.	105,609	5,351,208
Principal Financial Group, Inc.	25,597	1,160,824
Prudential Financial, Inc.	43,502	3,679,399
Reinsurance Group of America, Inc.	6,615	509,289
The Allstate Corp.	42,610	2,312,019
The Chubb Corp.	23,893	2,090,160
The Hartford Financial Services Group, Inc.	42,558	1,497,616
The Progressive Corp.	51,712	1,266,427
The Travelers Cos., Inc.	34,248	2,871,352
Torchmark Corp.	8,528	661,005
Unum Group	24,656	857,536
Validus Holdings Ltd.	9,739	358,493
W.R. Berkley Corp.	10,367	427,535
Willis Group Holdings plc	16,442	676,753
XL Group plc	27,061	822,654

		49,873,035

Materials 4.1%
Air Products & Chemicals, Inc.	19,788	2,400,680
Albemarle Corp.	7,582	500,336
Alcoa, Inc.	100,031	1,174,364
Ashland, Inc.	6,702	632,468
Avery Dennison Corp.	9,024	449,576
Bemis Co., Inc.	9,449	371,157
Celanese Corp., Series A	15,106	806,509
E.I. du Pont de Nemours & Co.	87,096	5,802,336
Eastman Chemical Co.	14,396	1,258,642
Freeport-McMoRan Copper & Gold, Inc.	98,218	3,203,871
Huntsman Corp.	17,711	431,440
International Flavors & Fragrances, Inc.	7,654	717,869
International Paper Co.	41,709	2,039,153
Martin Marietta Materials, Inc.	4,351	530,735
MeadWestvaco Corp.	16,677	624,220
Newmont Mining Corp.	46,533	1,082,358
Nucor Corp.	29,762	1,495,243
Owens-Illinois, Inc. *	15,391	522,063
Packaging Corp. of America	9,145	666,579
Reliance Steel & Aluminum Co.	7,451	516,205
Rockwood Holdings, Inc.	7,242	571,249
RPM International, Inc.	12,913	540,538
Sealed Air Corp.	18,422	627,085
The Dow Chemical Co.	114,093	5,557,470
The Mosaic Co.	32,061	1,566,500
Valhi, Inc.	1,932	21,233
Vulcan Materials Co.	12,137	824,466
Westlake Chemical Corp.	1,858	247,727

		35,182,072

Media 3.8%
Cablevision Systems Corp., Class A	20,110	353,936
CBS Corp., Class B Non Voting Shares	52,586	3,527,469
Gannett Co., Inc.	21,419	637,215
Lamar Advertising Co., Class A *	6,243	334,687
News Corp., Class A *	47,426	869,319
Omnicom Group, Inc.	24,037	1,819,120
The Interpublic Group of Cos., Inc.	40,376	715,463
The Walt Disney Co.	153,734	12,423,244
Time Warner, Inc.	85,250	5,722,832
Twenty-First Century Fox, Inc., Class A	184,401	6,184,810

		32,588,095

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	149,648	7,618,580
Bristol-Myers Squibb Co.	154,858	8,326,715
Eli Lilly & Co.	93,577	5,578,125
Hospira, Inc. *	15,479	669,931
Merck & Co., Inc.	274,859	15,664,214
Mylan, Inc. *	35,858	1,992,629
PerkinElmer, Inc.	10,678	483,927
Pfizer, Inc.	610,980	19,618,568
Quintiles Transnational Holdings, Inc. *	2,167	117,343

		60,070,032

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	6,658	482,372
American Capital Agency Corp.	37,265	830,637
Annaly Capital Management, Inc.	89,138	996,563
Apartment Investment & Management Co., Class A	14,183	423,930
Brixmor Property Group, Inc.	3,695	81,586
Camden Property Trust	7,871	524,996
DDR Corp.	26,775	445,000
Duke Realty Corp.	31,544	529,939
Equity Residential	31,416	1,836,894
General Growth Properties, Inc.	49,897	1,098,732
HCP, Inc.	43,416	1,683,238
Health Care REIT, Inc.	27,444	1,612,061
Kilroy Realty Corp.	7,587	436,404
Kimco Realty Corp.	38,165	849,553
Liberty Property Trust	14,332	548,342
National Retail Properties, Inc.	11,192	401,681
Plum Creek Timber Co., Inc.	16,434	711,428
Prologis, Inc.	47,266	1,946,887
Rayonier, Inc.	11,772	554,343
Realty Income Corp. (a)	19,055	846,423
Regency Centers Corp.	8,622	437,739
Senior Housing Properties Trust	17,295	385,679
UDR, Inc.	23,448	605,193
Vornado Realty Trust	16,343	1,573,667
Weingarten Realty Investors	10,558	322,019
Weyerhaeuser Co.	54,610	1,611,541
WP Carey, Inc.	5,797	368,225

		22,145,072

Retailing 2.8%
Abercrombie & Fitch Co., Class A	7,318	290,012
Best Buy Co., Inc.	25,725	685,057
Dillard’s, Inc., Class A	2,243	207,657

See financial notes 35

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Expedia, Inc.	9,502	746,192
Foot Locker, Inc.	14,025	584,983
GameStop Corp., Class A	10,910	407,052
Genuine Parts Co.	14,483	1,275,808
Kohl’s Corp.	19,427	1,091,603
L Brands, Inc.	22,760	1,282,071
Liberty Interactive Corp., Class A *	45,270	1,321,884
Macy’s, Inc.	35,131	2,032,680
Signet Jewelers Ltd.	7,568	723,122
Staples, Inc.	62,394	847,934
The Gap, Inc.	24,691	1,080,231
The Home Depot, Inc.	132,471	10,866,596
Williams-Sonoma, Inc.	8,773	510,940

		23,953,822

Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	29,755	1,512,149
Applied Materials, Inc.	112,790	2,138,498
Avago Technologies Ltd.	23,084	1,424,283
Intel Corp.	467,612	11,578,073
KLA-Tencor Corp.	15,725	1,024,484
Lam Research Corp. *	15,231	787,900
Linear Technology Corp.	21,802	1,021,206
LSI Corp.	50,780	563,150
Marvell Technology Group Ltd.	38,176	583,711
Maxim Integrated Products, Inc.	27,327	893,866
Microchip Technology, Inc.	18,472	841,400
Micron Technology, Inc. *	99,063	2,396,334
Texas Instruments, Inc.	102,963	4,629,216

		29,394,270

Software & Services 3.3%
CA, Inc.	30,679	1,027,747
Cadence Design Systems, Inc. *	27,415	420,272
Computer Sciences Corp.	13,907	878,922
International Business Machines Corp.	96,244	17,821,501
Leidos Holdings, Inc.	7,076	316,014
Paychex, Inc.	30,410	1,269,922
The Western Union Co.	52,504	878,392
Total System Services, Inc.	15,248	464,454
VeriSign, Inc. *	11,837	652,337
Xerox Corp.	108,380	1,191,096
Yahoo! Inc. *	88,731	3,431,228

		28,351,885

Technology Hardware & Equipment 2.1%
Arrow Electronics, Inc. *	9,778	553,728
Avnet, Inc.	13,267	577,512
Corning, Inc.	136,590	2,632,089
Harris Corp.	10,277	758,648
Hewlett-Packard Co.	181,543	5,424,505
Jabil Circuit, Inc.	17,231	318,946
Motorola Solutions, Inc.	21,484	1,422,241
NCR Corp. *	15,877	540,612
Seagate Technology plc	31,110	1,623,631
TE Connectivity Ltd.	38,681	2,265,933
Western Digital Corp.	19,716	1,715,095

		17,832,940

Telecommunication Services 4.4%
AT&T, Inc.	495,552	15,822,975
CenturyLink, Inc.	56,180	1,756,187
Frontier Communications Corp. (a)	93,081	454,235
Sprint Corp. *	80,412	702,801
Verizon Communications, Inc.	389,533	18,533,980
Windstream Holdings, Inc. (a)	55,435	444,589

		37,714,767

Transportation 0.3%
Norfolk Southern Corp.	29,158	2,679,912

Utilities 5.8%
AGL Resources, Inc.	11,363	534,516
Alliant Energy Corp.	10,384	563,228
Ameren Corp.	22,870	924,177
American Electric Power Co., Inc.	45,623	2,290,275
American Water Works Co., Inc.	16,862	756,092
Aqua America, Inc.	17,270	435,031
CenterPoint Energy, Inc.	40,081	947,916
CMS Energy Corp.	24,852	706,542
Consolidated Edison, Inc.	27,380	1,534,649
Dominion Resources, Inc.	54,838	3,805,757
DTE Energy Co.	16,433	1,179,232
Duke Energy Corp.	66,603	4,720,821
Edison International	30,452	1,594,771
Entergy Corp.	16,668	1,063,752
Exelon Corp.	80,332	2,442,896
FirstEnergy Corp.	39,118	1,204,052
Integrys Energy Group, Inc.	7,654	438,345
MDU Resources Group, Inc.	18,175	617,223
National Fuel Gas Co.	8,117	609,749
NextEra Energy, Inc.	40,419	3,693,892
NiSource, Inc.	29,212	1,017,162
Northeast Utilities	29,432	1,308,252
NRG Energy, Inc.	30,204	878,030
OGE Energy Corp.	18,532	667,152
Pepco Holdings, Inc.	23,039	469,765
PG&E Corp.	42,729	1,882,640
Pinnacle West Capital Corp.	10,709	595,956
PPL Corp.	59,291	1,914,506
Public Service Enterprise Group, Inc.	47,306	1,734,238
Questar Corp.	17,444	414,295
SCANA Corp.	13,057	646,322
Sempra Energy	21,279	2,010,227
TECO Energy, Inc.	18,404	308,819
The Southern Co.	82,804	3,506,749
UGI Corp.	10,566	472,195
Westar Energy, Inc.	11,745	401,914
Wisconsin Energy Corp.	21,292	935,996
Xcel Energy, Inc.	46,525	1,409,242

		50,636,376

Total Common Stock
(Cost $710,050,429)		862,106,897

36 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 Value ETF	2,000	189,360

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	485,126	485,126

Total Other Investment Companies
(Cost $654,204)		674,486

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	1,172,640	1,172,640

Total Collateral Invested for Securities on Loan
(Cost $1,172,640)		1,172,640

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $ 711,333,961 and the unrealized appreciation and depreciation were $ 156,148,641 and ($4,701,219), respectively, with a net unrealized appreciation $151,447,422.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,128,282.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

See financial notes 37

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	839,627,426	1,013,089,005
0.0%		Other Investment Companies	344,583	346,617

99.9%		Total Investments	839,972,009	1,013,435,622
1.5%		Collateral Invested for Securities on Loan	15,088,468	15,088,468
(1	.4)%	Other Assets and Liabilities, Net		(14,450,400)

100.0%		Net Assets		1,014,073,690

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Allison Transmission Holdings, Inc.	35,357	1,052,931
Dana Holding Corp.	64,426	1,396,756
Gentex Corp.	59,902	1,879,126
Lear Corp.	34,518	2,802,862
The Goodyear Tire & Rubber Co.	103,265	2,774,730
TRW Automotive Holdings Corp. *	49,455	4,071,136
Visteon Corp. *	20,700	1,727,001

		15,704,542

Banks 3.9%
Associated Banc-Corp.	70,230	1,172,139
BankUnited, Inc.	35,496	1,188,406
BOK Financial Corp.	8,604	556,937
City National Corp.	19,654	1,470,709
Commerce Bancshares, Inc.	33,703	1,505,176
Cullen/Frost Bankers, Inc.	22,027	1,644,095
East West Bancorp, Inc.	62,118	2,216,991
First Horizon National Corp.	103,407	1,237,782
First Niagara Financial Group, Inc.	153,762	1,394,621
First Republic Bank	52,971	2,752,903
Hancock Holding Co.	35,330	1,217,472
Hudson City Bancorp, Inc.	198,782	1,888,429
Huntington Bancshares, Inc.	357,847	3,410,282
Nationstar Mortgage Holdings, Inc. *(a)	8,641	249,120
New York Community Bancorp, Inc.	186,411	2,978,848
Ocwen Financial Corp. *	50,634	1,895,737
People’s United Financial, Inc.	136,390	1,932,646
Popular, Inc. *	45,107	1,289,609
Prosperity Bancshares, Inc.	23,540	1,490,317
Signature Bank *	20,063	2,626,849
SVB Financial Group *	19,109	2,406,014
TFS Financial Corp. *	31,927	377,377
Zions Bancorp	77,494	2,417,813

		39,320,272

Capital Goods 12.5%
A.O. Smith Corp.	31,857	1,583,293
Acuity Brands, Inc.	18,537	2,614,644
AECOM Technology Corp. *	43,610	1,392,903
AGCO Corp.	37,963	1,992,298
Allegion plc *	37,765	2,052,528
Armstrong World Industries, Inc. *	17,226	945,535
B/E Aerospace, Inc. *	42,115	3,548,189
Carlisle Cos., Inc.	26,770	2,123,396
Chicago Bridge & Iron Co. N.V.	45,062	3,793,770
CLARCOR, Inc.	20,560	1,191,041
Colfax Corp. *	39,062	2,778,480
Crane Co.	21,240	1,516,961
Donaldson Co., Inc.	56,751	2,431,213
EMCOR Group, Inc.	28,827	1,348,527
Fortune Brands Home & Security, Inc.	70,086	3,275,820
Generac Holdings, Inc.	29,270	1,667,512
Graco, Inc.	26,404	2,060,304
HD Supply Holdings, Inc. *	25,578	595,200
Hexcel Corp. *	43,171	1,942,695
Hubbell, Inc., Class B	22,627	2,704,832
IDEX Corp.	33,940	2,547,876
ITT Corp.	38,247	1,679,043
Jacobs Engineering Group, Inc. *	56,484	3,425,755
KBR, Inc.	62,346	1,721,996
Kennametal, Inc.	33,283	1,455,798
Lennox International, Inc.	19,880	1,826,574
Lincoln Electric Holdings, Inc.	33,945	2,544,857
Masco Corp.	150,625	3,517,094
MSC Industrial Direct Co., Inc., Class A	20,518	1,771,319
Nordson Corp.	25,285	1,849,851
Oshkosh Corp.	36,454	2,108,135
Owens Corning *	45,434	2,079,060
Pall Corp.	47,371	4,073,906
Quanta Services, Inc. *	91,716	3,229,320
Regal-Beloit Corp.	18,637	1,373,360
Sensata Technologies Holding N.V. *	61,976	2,518,705
Snap-on, Inc.	24,968	2,800,660
Spirit Aerosystems Holdings, Inc., Class A *	42,377	1,221,729
SPX Corp.	19,607	2,111,282
Teledyne Technologies, Inc. *	16,241	1,591,293
Terex Corp.	46,209	2,057,687
The Babcock & Wilcox Co.	46,090	1,519,126
The Manitowoc Co., Inc.	58,682	1,815,621
The Middleby Corp. *	7,978	2,365,956
The Timken Co.	34,182	2,063,225
The Toro Co.	24,227	1,604,554
TransDigm Group, Inc.	21,402	3,812,552
Trinity Industries, Inc.	33,244	2,387,252
Triumph Group, Inc.	22,052	1,437,790

38 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Rentals, Inc. *	39,974	3,531,303
URS Corp.	32,098	1,492,557
USG Corp. *	39,585	1,398,538
Valmont Industries, Inc.	11,171	1,626,833
WABCO Holdings, Inc. *	26,220	2,686,239
Wabtec Corp.	40,821	3,239,963
Watsco, Inc.	12,006	1,181,150
WESCO International, Inc. *	19,100	1,646,611
Woodward, Inc.	25,743	1,122,137
Xylem, Inc.	77,676	3,056,551

		127,052,399

Commercial & Professional Services 2.8%
Cintas Corp.	43,326	2,628,155
Clean Harbors, Inc. *	23,313	1,101,772
Copart, Inc. *	46,808	1,705,215
Covanta Holding Corp.	55,617	1,001,106
Equifax, Inc.	52,310	3,664,839
Iron Mountain, Inc.	72,573	1,973,986
KAR Auction Services, Inc.	60,030	1,870,535
Manpowergroup, Inc.	33,585	2,625,004
Pitney Bowes, Inc.	85,952	2,187,478
Robert Half International, Inc.	58,614	2,399,657
Rollins, Inc.	27,462	820,015
The Dun & Bradstreet Corp.	16,341	1,621,191
Towers Watson & Co., Class A	27,149	2,961,956
Waste Connections, Inc.	51,860	2,243,982

		28,804,891

Consumer Durables & Apparel 5.0%
Brunswick Corp.	39,028	1,748,064
Carter’s, Inc.	23,012	1,733,494
D.R. Horton, Inc.	120,426	2,957,662
Fossil Group, Inc. *	21,274	2,444,595
Hanesbrands, Inc.	41,526	3,043,025
Harman International Industries, Inc.	28,246	2,958,204
Hasbro, Inc.	49,483	2,729,482
Jarden Corp. *	51,678	3,176,647
Leggett & Platt, Inc.	59,011	1,891,302
Lennar Corp., Class A	73,602	3,229,656
Mohawk Industries, Inc. *	26,203	3,708,511
Newell Rubbermaid, Inc.	121,901	3,914,241
NVR, Inc. *	1,756	2,093,152
Polaris Industries, Inc.	27,448	3,678,855
PulteGroup, Inc.	146,829	3,081,941
Toll Brothers, Inc. *	68,382	2,667,582
Tupperware Brands Corp.	21,596	1,697,446
Under Armour, Inc., Class A *	33,624	3,804,556

		50,558,415

Consumer Services 3.0%
Bally Technologies, Inc. *	16,966	1,149,446
Bloomin’ Brands, Inc. *	18,049	453,752
Brinker International, Inc.	29,232	1,607,760
Burger King Worldwide, Inc.	25,658	681,990
Darden Restaurants, Inc.	54,725	2,794,258
Domino’s Pizza, Inc.	24,237	1,916,177
Dunkin’ Brands Group, Inc.	44,543	2,301,537
Extended Stay America, Inc. *	11,824	301,276
Graham Holdings Co., Class B	1,780	1,279,286
H&R Block, Inc.	115,904	3,667,203
International Game Technology	105,494	1,591,904
MGM Resorts International *	143,028	3,940,421
Norwegian Cruise Line Holdings Ltd. *	30,099	1,031,493
Panera Bread Co., Class A *	11,308	2,050,367
Penn National Gaming, Inc. *	29,130	374,320
SeaWorld Entertainment, Inc.	22,824	779,211
Service Corp. International	88,272	1,649,804
Six Flags Entertainment Corp.	41,676	1,700,381
Sotheby’s	29,578	1,390,462

		30,661,048

Diversified Financials 2.5%
CBOE Holdings, Inc.	36,784	1,987,439
Credit Acceptance Corp. *	4,184	577,978
E*TRADE Financial Corp. *	123,570	2,776,618
Eaton Vance Corp.	51,967	1,966,431
Federated Investors, Inc., Class B (a)	39,348	1,078,135
ING US, Inc.	46,324	1,661,642
Legg Mason, Inc.	44,385	2,039,935
LPL Financial Holdings, Inc.	33,753	1,811,861
MSCI, Inc. *	51,156	2,236,029
Raymond James Financial, Inc.	53,102	2,802,723
SEI Investments Co.	60,787	2,040,620
The NASDAQ OMX Group, Inc.	49,862	1,914,202
Waddell & Reed Financial, Inc., Class A	35,610	2,482,017

		25,375,630

Energy 6.6%
Atwood Oceanics, Inc. *	25,242	1,196,218
Cheniere Energy, Inc. *	92,941	4,594,074
Cimarex Energy Co.	37,175	4,301,519
Core Laboratories N.V.	19,153	3,601,722
CVR Energy, Inc. (a)	5,916	232,795
Dresser-Rand Group, Inc. *	32,537	1,767,735
Dril-Quip, Inc. *	16,959	1,824,110
Energen Corp.	31,093	2,501,121
Frank’s International N.V.	12,341	291,741
Gulfport Energy Corp. *	36,540	2,415,294
Helix Energy Solutions Group, Inc. *	40,456	956,380
Helmerich & Payne, Inc.	45,809	4,523,639
Kosmos Energy Ltd. *	42,062	461,841
Laredo Petroleum, Inc. *	23,787	620,603
Nabors Industries Ltd.	113,017	2,601,651
Newfield Exploration Co. *	59,128	1,666,818
Oasis Petroleum, Inc. *	40,097	1,747,026
Oceaneering International, Inc.	46,466	3,326,036
Oil States International, Inc. *	23,536	2,234,037
Patterson-UTI Energy, Inc.	60,145	1,750,821
QEP Resources, Inc.	75,390	2,181,033
Rosetta Resources, Inc. *	26,253	1,164,846
Rowan Cos. plc, Class A *	51,867	1,730,283
RPC, Inc.	26,446	486,871
SM Energy Co.	28,014	2,066,032

See financial notes 39

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Superior Energy Services, Inc.	66,556	1,969,392
Targa Resources Corp.	12,554	1,214,725
Teekay Corp.	17,113	1,022,502
Tesoro Corp.	56,503	2,882,218
Tidewater, Inc.	20,456	996,616
Ultra Petroleum Corp. *(a)	63,874	1,607,070
Western Refining, Inc.	22,163	807,841
Whiting Petroleum Corp. *	50,381	3,461,679
World Fuel Services Corp.	30,874	1,389,947
WPX Energy, Inc. *	87,174	1,536,006

		67,132,242

Food & Staples Retailing 0.7%
Safeway, Inc.	102,752	3,848,063
Sprouts Farmers Market, Inc. *	16,547	645,664
The Fresh Market, Inc. *	16,944	567,624
United Natural Foods, Inc. *	21,627	1,565,362

		6,626,713

Food, Beverage & Tobacco 1.1%
Flowers Foods, Inc.	75,456	1,552,130
Hillshire Brands Co.	51,302	1,926,390
Ingredion, Inc.	32,787	2,158,696
Pilgrim’s Pride Corp. *	24,302	426,014
Pinnacle Foods, Inc.	22,895	648,386
Seaboard Corp. *	105	266,178
The Hain Celestial Group, Inc. *	20,169	1,801,092
The WhiteWave Foods Co., Class A *	74,898	2,119,614

		10,898,500

Health Care Equipment & Services 4.1%
Align Technology, Inc. *	29,460	1,541,642
athenahealth, Inc. *	15,548	3,014,291
Brookdale Senior Living, Inc. *	43,932	1,473,479
Centene Corp. *	22,830	1,453,814
Community Health Systems, Inc. *	48,180	1,999,952
DENTSPLY International, Inc.	60,461	2,743,720
Envision Healthcare Holdings, Inc. *	27,144	913,667
Hologic, Inc. *	118,494	2,580,799
IDEXX Laboratories, Inc. *	22,170	2,791,203
MEDNAX, Inc. *	42,432	2,580,714
Omnicare, Inc.	43,985	2,590,717
Patterson Cos., Inc.	34,812	1,432,862
Premier, Inc., Class A *	11,307	378,219
ResMed, Inc. (a)	60,147	2,647,671
Sirona Dental Systems, Inc. *	23,785	1,675,891
Team Health Holdings, Inc. *	30,699	1,382,069
Teleflex, Inc.	17,931	1,828,783
Tenet Healthcare Corp. *	43,481	1,918,382
The Cooper Cos., Inc.	20,523	2,631,254
Universal Health Services, Inc., Class B	37,589	3,017,645
Veeva Systems, Inc., Class A *(a)	4,586	161,886
WellCare Health Plans, Inc. *	19,109	1,181,318

		41,939,978

Household & Personal Products 0.8%
Coty, Inc., Class A	23,592	350,341
Energizer Holdings, Inc.	26,333	2,563,254
Herbalife Ltd. (a)	35,269	2,348,915
Nu Skin Enterprises, Inc., Class A	25,359	2,117,984
Spectrum Brands Holdings, Inc.	8,891	693,587

		8,074,081

Insurance 5.8%
Alleghany Corp. *	7,000	2,698,500
Allied World Assurance Co. Holdings AG	13,891	1,385,211
American Financial Group, Inc.	31,102	1,777,790
American National Insurance Co.	2,092	237,421
AmTrust Financial Services, Inc. (a)	12,061	455,906
Arch Capital Group Ltd. *	49,339	2,768,905
Arthur J. Gallagher & Co.	55,655	2,571,261
Assurant, Inc.	31,540	2,069,970
Assured Guaranty Ltd.	67,373	1,654,007
Axis Capital Holdings Ltd.	45,177	1,986,433
Brown & Brown, Inc.	49,858	1,500,726
Cincinnati Financial Corp.	63,522	2,977,911
CNO Financial Group, Inc.	96,794	1,767,458
Erie Indemnity Co., Class A	10,501	762,163
Everest Re Group Ltd.	20,780	3,101,207
Fidelity National Financial, Inc., Class A	115,729	3,826,001
Genworth Financial, Inc., Class A *	210,693	3,274,169
HCC Insurance Holdings, Inc.	42,406	1,861,623
Markel Corp. *	5,961	3,445,458
Old Republic International Corp.	100,808	1,568,573
PartnerRe Ltd.	20,397	2,016,855
ProAssurance Corp.	26,215	1,191,734
Protective Life Corp.	33,843	1,764,574
Reinsurance Group of America, Inc.	29,555	2,275,439
RenaissanceRe Holdings Ltd.	19,138	1,827,870
Torchmark Corp.	38,790	3,006,613
Validus Holdings Ltd.	41,258	1,518,707
W.R. Berkley Corp.	45,774	1,887,720
White Mountains Insurance Group Ltd.	2,419	1,401,956

		58,582,161

Materials 7.5%
Airgas, Inc.	28,710	3,094,938
Albemarle Corp.	34,216	2,257,914
Allegheny Technologies, Inc.	45,505	1,446,149
AptarGroup, Inc.	28,103	1,859,575
Ashland, Inc.	30,673	2,894,611
Avery Dennison Corp.	41,774	2,081,181
Axiall Corp.	28,765	1,164,119
Bemis Co., Inc.	43,476	1,707,737
Carpenter Technology Corp.	22,130	1,308,989
Cliffs Natural Resources, Inc. (a)	66,131	1,324,604
Crown Holdings, Inc. *	58,479	2,632,725
Cytec Industries, Inc.	14,626	1,384,643
Eagle Materials, Inc.	20,710	1,830,764
Graphic Packaging Holding Co. *	99,370	1,017,549

40 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greif, Inc., Class A	12,412	621,345
Huntsman Corp.	84,056	2,047,604
International Flavors & Fragrances, Inc.	34,559	3,241,289
Martin Marietta Materials, Inc.	19,616	2,392,760
MeadWestvaco Corp.	75,411	2,822,634
NewMarket Corp.	4,779	1,766,653
Owens-Illinois, Inc. *	70,992	2,408,049
Packaging Corp. of America	41,242	3,006,129
Reliance Steel & Aluminum Co.	32,725	2,267,188
Rock-Tenn Co., Class A	30,574	3,412,670
Rockwood Holdings, Inc.	31,335	2,471,705
Royal Gold, Inc.	27,341	1,878,600
RPM International, Inc.	57,048	2,388,029
Sealed Air Corp.	84,060	2,861,402
Silgan Holdings, Inc.	18,683	900,707
Sonoco Products Co.	42,563	1,786,795
Steel Dynamics, Inc.	91,946	1,603,538
The Scotts Miracle-Gro Co., Class A	18,406	1,051,167
The Valspar Corp.	34,709	2,594,498
Valhi, Inc.	9,128	100,317
Vulcan Materials Co.	55,603	3,777,112
W.R. Grace & Co. *	32,949	3,339,052
Westlake Chemical Corp.	8,874	1,183,170

		75,927,911

Media 1.5%
AMC Networks, Inc., Class A *	24,813	1,886,284
Cablevision Systems Corp., Class A	89,554	1,576,150
Cinemark Holdings, Inc.	44,712	1,315,427
Clear Channel Outdoor Holdings, Inc., Class A	16,294	163,755
Gannett Co., Inc.	97,142	2,889,975
Lamar Advertising Co., Class A *	27,321	1,464,679
Morningstar, Inc.	9,580	801,463
Regal Entertainment Group, Class A	33,130	609,592
The Interpublic Group of Cos., Inc.	175,437	3,108,744
The Madison Square Garden Co., Class A *	27,144	1,547,479

		15,363,548

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Alkermes plc *	60,487	2,943,902
ARIAD Pharmaceuticals, Inc. *(a)	80,280	697,633
Bio-Rad Laboratories, Inc., Class A *	8,891	1,153,341
BioMarin Pharmaceutical, Inc. *	60,917	4,934,277
Bruker Corp. *	45,577	1,036,421
Covance, Inc. *	23,749	2,459,447
Cubist Pharmaceuticals, Inc. *	31,842	2,532,076
Endo Health Solutions, Inc. *	57,512	4,590,608
Hospira, Inc. *	69,779	3,020,035
Incyte Corp., Ltd. *	61,950	3,980,907
Jazz Pharmaceuticals plc *	22,291	3,387,006
Medivation, Inc. *	32,246	2,318,810
Mettler-Toledo International, Inc. *	12,528	3,078,881
PerkinElmer, Inc.	48,185	2,183,744
Pharmacyclics, Inc. *	28,455	3,945,570
Quintiles Transnational Holdings, Inc. *	9,268	501,862
Salix Pharmaceuticals Ltd. *	26,559	2,866,247
Seattle Genetics, Inc. *	46,568	2,449,011
Techne Corp.	14,434	1,282,317
United Therapeutics Corp. *	19,428	1,970,388

		51,332,483

Real Estate 9.1%
Alexandria Real Estate Equities, Inc.	29,959	2,170,530
American Campus Communities, Inc.	45,627	1,685,461
American Homes 4 Rent, Class A	18,064	295,888
Apartment Investment & Management Co., Class A	60,900	1,820,301
BioMed Realty Trust, Inc.	82,800	1,712,304
BRE Properties, Inc.	33,230	2,052,617
Brixmor Property Group, Inc.	18,545	409,474
Camden Property Trust	35,753	2,384,725
CBL & Associates Properties, Inc.	71,566	1,273,159
CBRE Group, Inc., Class A *	119,453	3,338,711
Chimera Investment Corp.	429,744	1,370,883
Corrections Corp. of America	49,990	1,667,167
DDR Corp.	126,324	2,099,505
Douglas Emmett, Inc.	54,690	1,472,802
Duke Realty Corp.	136,550	2,294,040
Equity Lifestyle Properties, Inc.	33,224	1,337,266
Essex Property Trust, Inc.	15,984	2,673,324
Extra Space Storage, Inc.	46,520	2,284,132
Federal Realty Investment Trust	27,671	3,080,059
Forest City Enterprises, Inc., Class A *	66,213	1,289,829
Gaming & Leisure Properties, Inc.	36,457	1,388,283
Highwoods Properties, Inc.	38,743	1,460,999
Home Properties, Inc.	24,235	1,428,411
Hospitality Properties Trust	61,700	1,635,050
Jones Lang LaSalle, Inc.	18,572	2,288,070
Kilroy Realty Corp.	35,496	2,041,730
Liberty Property Trust	61,339	2,346,830
MFA Financial, Inc.	161,470	1,269,154
Mid-America Apartment Communities, Inc.	32,426	2,193,295
National Retail Properties, Inc.	50,922	1,827,591
Omega Healthcare Investors, Inc.	51,944	1,660,130
Piedmont Office Realty Trust, Inc., Class A	70,096	1,211,259
Rayonier, Inc.	54,435	2,563,344
Realogy Holdings Corp. *	61,314	2,909,962
Realty Income Corp. (a)	87,077	3,867,960
Regency Centers Corp.	38,468	1,953,020
Retail Properties of America, Inc., Class A	82,476	1,149,715
RLJ Lodging Trust	53,064	1,379,133
Senior Housing Properties Trust	81,954	1,827,574
SL Green Realty Corp.	40,235	3,996,543
Starwood Property Trust, Inc.	84,437	2,028,177
Starwood Waypoint Residential Trust *	16,881	457,628
Tanger Factory Outlet Centers, Inc.	39,938	1,370,273

See financial notes 41

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Taubman Centers, Inc.	27,365	1,927,864
The Howard Hughes Corp. *	13,115	1,810,264
Two Harbors Investment Corp.	149,514	1,551,955
UDR, Inc.	106,181	2,740,532
Weingarten Realty Investors	46,690	1,424,045
WP Carey, Inc.	25,056	1,591,557

		92,012,525

Retailing 4.4%
Abercrombie & Fitch Co., Class A	32,158	1,274,422
Advance Auto Parts, Inc.	31,031	3,952,108
American Eagle Outfitters, Inc.	71,927	1,045,099
Ascena Retail Group, Inc. *	56,749	1,037,939
AutoNation, Inc. *	26,859	1,413,858
Cabela’s, Inc. *	19,581	1,298,612
Dick’s Sporting Goods, Inc.	42,621	2,287,469
Dillard’s, Inc., Class A	10,091	934,225
DSW, Inc., Class A	30,502	1,173,717
Foot Locker, Inc.	63,595	2,652,548
GameStop Corp., Class A	50,327	1,877,700
GNC Holdings, Inc., Class A	40,794	1,897,737
Groupon, Inc. *	156,209	1,298,097
HSN, Inc.	14,161	812,133
J.C. Penney Co., Inc. *(a)	120,457	876,927
LKQ Corp. *	127,378	3,552,572
Penske Automotive Group, Inc.	17,265	747,402
Sally Beauty Holdings, Inc. *	59,653	1,712,041
Sears Holdings Corp. *(a)	18,168	813,018
Signet Jewelers Ltd.	34,452	3,291,889
Tractor Supply Co.	59,198	4,177,011
Ulta Salon, Cosmetics & Fragrance, Inc. *	27,388	2,456,430
Urban Outfitters, Inc. *	46,251	1,731,637
Williams-Sonoma, Inc.	37,322	2,173,633
zulily, Inc., Class A *(a)	5,742	392,695

		44,880,919

Semiconductors & Semiconductor Equipment 2.2%
Atmel Corp. *	183,632	1,480,074
Cree, Inc. *	51,820	3,183,303
First Solar, Inc. *	30,798	1,757,642
Freescale Semiconductor Ltd. *	39,062	888,661
Lam Research Corp. *	68,397	3,538,177
LSI Corp.	229,980	2,550,478
Marvell Technology Group Ltd.	174,505	2,668,181
ON Semiconductor Corp. *	187,460	1,750,876
Skyworks Solutions, Inc. *	80,557	2,856,551
Teradyne, Inc. *	81,117	1,645,053

		22,318,996

Software & Services 8.2%
Akamai Technologies, Inc. *	76,449	4,673,327
Amdocs Ltd.	67,917	3,020,948
ANSYS, Inc. *	38,803	3,240,827
AOL, Inc. *	32,102	1,405,426
Aspen Technology, Inc. *	40,593	1,905,841
Booz Allen Hamilton Holding Corp.	22,968	483,017
Broadridge Financial Solutions, Inc.	51,070	1,928,403
Cadence Design Systems, Inc. *	125,280	1,920,542
CommVault Systems, Inc. *	18,521	1,275,726
Computer Sciences Corp.	62,477	3,948,546
Concur Technologies, Inc. *	19,662	2,427,274
CoStar Group, Inc. *	11,886	2,389,561
DST Systems, Inc.	12,653	1,189,129
Electronic Arts, Inc. *	133,857	3,826,972
FactSet Research Systems, Inc.	17,338	1,825,518
FireEye, Inc. *	7,308	625,857
FleetCor Technologies, Inc. *	31,193	4,052,906
Fortinet, Inc. *	59,305	1,372,911
Gartner, Inc. *	39,268	2,731,482
Genpact Ltd. *	50,824	847,744
Global Payments, Inc.	30,813	2,167,078
IAC/InterActiveCorp	32,578	2,525,772
Informatica Corp. *	44,987	1,869,660
Jack Henry & Associates, Inc.	36,229	2,105,992
Leidos Holdings, Inc.	30,526	1,363,291
MICROS Systems, Inc. *	31,852	1,768,105
NetSuite, Inc. *	12,652	1,456,119
NeuStar, Inc., Class A *	26,632	953,958
PTC, Inc. *	49,978	1,964,635
ServiceNow, Inc. *	43,094	2,932,978
SolarWinds, Inc. *	27,543	1,271,936
Solera Holdings, Inc.	29,918	2,046,990
Splunk, Inc. *	36,485	3,383,984
Synopsys, Inc. *	66,298	2,678,439
Syntel, Inc. *	6,832	644,668
Tableau Software, Inc., Class A *	5,664	534,342
TIBCO Software, Inc. *	64,962	1,415,522
Total System Services, Inc.	69,986	2,131,774
Ultimate Software Group, Inc. *	12,170	2,020,220
Vantiv, Inc., Class A *	50,709	1,614,067
WEX, Inc. *	16,811	1,627,641

		83,569,128

Technology Hardware & Equipment 3.5%
3D Systems Corp. *(a)	41,025	3,116,259
Anixter International, Inc.	11,184	1,196,129
Arrow Electronics, Inc. *	42,052	2,381,405
Avnet, Inc.	57,602	2,507,415
Brocade Communications Systems, Inc. *	190,621	1,824,243
CDW Corp.	18,195	476,163
CommScope Holding Co., Inc. *	16,477	398,579
Dolby Laboratories, Inc., Class A *	19,898	820,394
EchoStar Corp., Class A *	18,055	899,500
FEI Co.	18,025	1,850,266
FLIR Systems, Inc.	60,860	2,077,760
Harris Corp.	45,001	3,321,974
Ingram Micro, Inc., Class A *	66,533	1,959,397
IPG Photonics Corp. *(a)	14,393	1,032,986
Jabil Circuit, Inc.	77,462	1,433,822
JDS Uniphase Corp. *	96,372	1,328,006
National Instruments Corp.	42,143	1,220,883
NCR Corp. *	69,696	2,373,149
Palo Alto Networks, Inc. *	18,662	1,327,801
Trimble Navigation Ltd. *	110,523	4,216,452

		35,762,583

42 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.0%
Frontier Communications Corp. (a)	421,399	2,056,427
Level 3 Communications, Inc. *	69,948	2,575,485
Telephone & Data Systems, Inc.	42,190	961,510
tw telecom, Inc. *	61,191	1,873,057
United States Cellular Corp.	5,379	194,128
Windstream Holdings, Inc. (a)	252,776	2,027,264

		9,687,871

Transportation 2.0%
Alaska Air Group, Inc.	30,133	2,610,723
AMERCO	2,623	611,002
American Airlines Group, Inc. *	81,642	3,015,039
Avis Budget Group, Inc. *	46,897	2,203,690
Genesee & Wyoming, Inc., Class A *	21,924	2,168,722
J.B. Hunt Transport Services, Inc.	38,836	2,791,143
Kirby Corp. *	23,768	2,486,371
Landstar System, Inc.	19,196	1,107,801
Old Dominion Freight Line, Inc. *	29,298	1,559,826
Ryder System, Inc.	21,629	1,629,096

		20,183,413

Utilities 5.1%
AGL Resources, Inc.	49,792	2,342,216
Alliant Energy Corp.	47,409	2,571,464
American Water Works Co., Inc.	75,753	3,396,765
Aqua America, Inc.	74,354	1,872,977
Atmos Energy Corp.	41,146	1,896,831
Cleco Corp.	25,453	1,258,142
CMS Energy Corp.	114,840	3,264,901
Great Plains Energy, Inc.	65,085	1,709,783
Integrys Energy Group, Inc.	34,132	1,954,740
ITC Holdings Corp.	22,277	2,285,620
MDU Resources Group, Inc.	81,757	2,776,468
National Fuel Gas Co.	35,941	2,699,888
NRG Energy, Inc.	138,618	4,029,625
OGE Energy Corp.	83,298	2,998,728
Pepco Holdings, Inc.	104,675	2,134,323
Pinnacle West Capital Corp.	46,168	2,569,249
Questar Corp.	74,175	1,761,656
SCANA Corp.	59,750	2,957,625
TECO Energy, Inc.	85,250	1,430,495
UGI Corp.	49,318	2,204,021
Vectren Corp.	34,254	1,317,751
Westar Energy, Inc.	55,099	1,885,488

		51,318,756

Total Common Stock
(Cost $839,627,426)		1,013,089,005

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
SPDR S&P MidCap 400 ETF Trust	50	12,520

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	334,097	334,097

Total Other Investment Companies
(Cost $344,583)		346,617

End of Investments

Collateral Invested for Securities on Loan 1.5% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	15,088,468	15,088,468

Total Collateral Invested for Securities on Loan
(Cost $15,088,468)		15,088,468

End of Collateral Invested for Securities on Loan

At 02/28/14, the tax basis cost of the fund’s investments was $840,547,808 and the unrealized appreciation and depreciation were $180,425,769 and ($7,537,955), respectively, with a net unrealized appreciation of $172,887,814.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,414,185.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

See financial notes 43

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,633,540,681	2,071,006,614
0.1%		Other Investment Companies	1,046,027	1,069,775
0.0%		Rights	—	—
0.0%		Warrants	—	—

99.9%		Total Investments	1,634,586,708	2,072,076,389
2.6%		Collateral Invested for Securities on Loan	53,197,518	53,197,518
(2	.5)%	Other Assets and Liabilities, Net		(50,870,619)

100.0%		Net Assets		2,074,403,288

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	59,963	1,159,085
Cooper Tire & Rubber Co.	52,060	1,297,856
Dana Holding Corp.	126,199	2,735,994
Dorman Products, Inc. *	26,137	1,506,014
Drew Industries, Inc.	18,686	920,099
Federal-Mogul Corp. *	28,820	542,969
Fox Factory Holding Corp. *	7,800	130,260
Fuel Systems Solutions, Inc. *	13,225	169,941
Gentex Corp.	123,960	3,888,625
Gentherm, Inc. *	29,354	830,131
Modine Manufacturing Co. *	31,728	469,257
Remy International, Inc.	12,635	281,634
Standard Motor Products, Inc.	17,863	627,884
Superior Industries International, Inc.	18,591	339,844
Tenneco, Inc. *	52,466	3,160,552
The Goodyear Tire & Rubber Co.	211,469	5,682,172
Thor Industries, Inc.	38,968	2,182,598
Visteon Corp. *	43,020	3,589,159
Winnebago Industries, Inc. *	23,899	637,147

		30,151,221

Banks 7.8%
1st Source Corp.	11,527	359,642
Ameris Bancorp *	19,559	411,521
Arrow Financial Corp.	11,561	301,858
Associated Banc-Corp.	136,935	2,285,445
Astoria Financial Corp.	71,492	979,440
Bancfirst Corp.	5,147	283,239
Bancorp, Inc. *	28,752	550,601
BancorpSouth, Inc.	71,942	1,721,572
Bank Mutual Corp.	31,732	210,066
Bank of Hawaii Corp.	37,300	2,180,185
Bank of the Ozarks, Inc.	27,374	1,736,059
BankUnited, Inc.	71,485	2,393,318
Banner Corp.	16,269	645,717
BBCN Bancorp, Inc.	68,038	1,158,007
Beneficial Mutual Bancorp, Inc. *	27,464	330,667
Berkshire Hills Bancorp, Inc.	22,818	573,416
BNC Bancorp	25,755	448,910
BofI Holding, Inc. *	10,348	963,399
Boston Private Financial Holdings, Inc.	67,473	879,848
Bridge Capital Holdings *	8,520	189,314
Brookline Bancorp, Inc.	60,453	551,936
Bryn Mawr Bank Corp.	14,078	401,082
Camden National Corp.	6,508	244,310
Capital Bank Financial Corp., Class A *	42,620	980,260
CapitalSource, Inc.	169,273	2,488,313
Capitol Federal Financial, Inc.	117,334	1,425,608
Cardinal Financial Corp.	25,639	442,016
Cascade Bancorp *(a)	6,191	30,212
Cathay General Bancorp	63,878	1,623,140
Centerstate Banks, Inc.	23,111	252,603
Central Pacific Financial Corp.	25,915	511,303
Chemical Financial Corp.	25,038	738,371
City Holding Co.	13,665	605,086
City National Corp.	40,565	3,035,479
Clifton Savings Bancorp, Inc.	7,877	103,740
CoBiz Financial, Inc.	27,095	302,380
Columbia Banking System, Inc.	44,018	1,154,152
Commerce Bancshares, Inc.	70,217	3,135,891
Community Bank System, Inc.	35,153	1,280,624
Community Trust Bancorp, Inc.	13,458	532,937
CVB Financial Corp.	78,349	1,219,894
Dime Community Bancshares, Inc.	25,075	421,260
Eagle Bancorp, Inc. *	19,577	670,708
East West Bancorp, Inc.	122,492	4,371,739
Enterprise Financial Services Corp.	13,074	244,745
Essent Group Ltd. *	15,279	354,473
EverBank Financial Corp.	72,606	1,301,099
F.N.B. Corp.	132,673	1,617,284
Federal Agricultural Mortgage Corp., Class C	9,510	299,185
Financial Institutions, Inc.	10,989	242,198
First Bancorp	15,296	279,917
First BanCorp *	85,385	444,856
First Busey Corp.	59,210	352,299
First Citizens BancShares, Inc., Class A	6,234	1,398,847
First Commonwealth Financial Corp.	82,255	700,813
First Community Bancshares, Inc.	11,820	197,985
First Connecticut Bancorp, Inc.	10,989	172,307
First Financial Bancorp	49,724	847,297
First Financial Bankshares, Inc.	26,132	1,580,463
First Financial Corp.	9,614	330,625

44 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Holdings, Inc.	19,744	1,209,123
First Horizon National Corp.	198,169	2,372,083
First Interstate Bancsystem, Inc.	18,090	468,531
First Merchants Corp.	30,480	652,882
First Midwest Bancorp, Inc.	66,837	1,114,173
First Niagara Financial Group, Inc.	304,325	2,760,228
FirstMerit Corp.	141,802	2,943,809
Flagstar Bancorp, Inc. *	16,664	368,941
Flushing Financial Corp.	23,446	485,801
Fulton Financial Corp.	166,501	2,049,627
German American Bancorp, Inc.	10,166	294,001
Glacier Bancorp, Inc.	64,665	1,794,454
Great Southern Bancorp, Inc.	7,944	227,993
Hancock Holding Co.	70,448	2,427,638
Hanmi Financial Corp.	26,133	612,296
Heartland Financial USA, Inc.	13,501	363,177
Home BancShares, Inc.	40,989	1,375,591
Home Loan Servicing Solutions Ltd.	55,500	1,138,860
HomeStreet, Inc.	12,879	242,640
HomeTrust Bancshares, Inc. *	17,717	277,625
Hudson Valley Holding Corp.	14,716	276,514
Iberiabank Corp.	24,819	1,625,644
Independent Bank Corp.	19,348	711,813
Independent Bank Group, Inc.	2,614	140,476
International Bancshares Corp.	48,998	1,135,774
Investors Bancorp, Inc.	49,257	1,306,296
Kearny Financial Corp. *	8,192	103,055
Lakeland Bancorp, Inc.	24,693	279,031
Lakeland Financial Corp.	15,462	587,556
MainSource Financial Group, Inc.	14,671	253,368
MB Financial, Inc.	48,651	1,485,315
Meridian Interstate Bancorp, Inc. *	7,507	181,669
Metro Bancorp, Inc. *	9,693	190,177
MGIC Investment Corp. *	284,438	2,548,564
National Bank Holdings Corp., Class A	33,181	651,343
National Bankshares, Inc.	4,938	177,768
National Penn Bancshares, Inc.	105,039	1,134,421
Nationstar Mortgage Holdings, Inc. *(a)	17,887	515,682
NBT Bancorp, Inc.	37,451	879,349
NMI Holdings, Inc., Class A *	4,320	47,261
Northfield Bancorp, Inc.	50,031	633,392
Northwest Bancshares, Inc.	80,095	1,149,363
OceanFirst Financial Corp.	13,208	249,367
OFG Bancorp	38,740	619,840
Old National Bancorp	83,504	1,171,561
OmniAmerican Bancorp, Inc.	7,407	161,250
Oritani Financial Corp.	32,113	502,890
PacWest Bancorp	32,737	1,420,786
Park National Corp.	11,047	862,329
Park Sterling Corp.	38,198	250,579
Pinnacle Financial Partners, Inc.	26,633	960,919
Popular, Inc. *	90,047	2,574,444
PrivateBancorp, Inc.	54,780	1,580,951
Prosperity Bancshares, Inc.	48,170	3,049,643
Provident Financial Services, Inc.	46,970	871,763
Radian Group, Inc.	151,887	2,361,843
Renasant Corp.	27,008	784,852
Republic Bancorp, Inc., Class A	10,229	246,417
Rockville Financial, Inc. (a)	21,601	284,485
S&T Bancorp, Inc.	24,741	570,775
S.Y. Bancorp, Inc.	12,391	369,747
Sandy Spring Bancorp, Inc.	20,425	484,685
Signature Bank *	40,505	5,303,320
Simmons First National Corp., Class A	13,214	470,815
Southside Bancshares, Inc.	13,923	411,146
Southwest Bancorp, Inc.	15,979	281,071
State Bank Financial Corp.	28,866	491,299
Sterling Bancorp	66,683	856,210
Sterling Financial Corp.	18,105	573,385
Stonegate Mortgage Corp. *	6,336	92,062
Sun Bancorp, Inc. *	54,022	187,997
Susquehanna Bancshares, Inc.	160,852	1,759,721
SVB Financial Group *	39,168	4,931,643
Synovus Financial Corp.	841,096	2,927,014
Taylor Capital Group, Inc. *	14,068	332,005
TCF Financial Corp.	141,550	2,281,786
Territorial Bancorp, Inc.	7,823	173,671
Texas Capital Bancshares, Inc. *	35,053	2,206,586
TFS Financial Corp. *	69,206	818,015
The First of Long Island Corp.	6,684	259,740
Tompkins Financial Corp.	10,427	504,771
TowneBank	26,882	402,424
Trico Bancshares	10,213	255,223
TrustCo Bank Corp.	78,355	529,680
Trustmark Corp.	58,669	1,415,683
UMB Financial Corp.	31,744	1,978,921
Umpqua Holdings Corp.	96,179	1,709,101
Union First Market Bankshares Corp.	40,749	1,030,950
United Bankshares, Inc.	53,488	1,574,152
United Community Banks, Inc. *	33,174	553,674
United Financial Bancorp, Inc.	12,721	224,017
Univest Corp. of Pennsylvania	14,492	279,261
Valley National Bancorp	171,113	1,724,819
ViewPoint Financial Group, Inc.	30,435	760,875
Walker & Dunlop, Inc. *	16,803	282,794
Washington Federal, Inc.	88,886	1,992,824
Washington Trust Bancorp, Inc.	12,595	443,218
Waterstone Financial, Inc. *	6,331	66,857
Webster Financial Corp.	77,636	2,404,387
WesBanco, Inc.	24,991	744,982
Westamerica Bancorp	21,870	1,099,624
Western Alliance Bancorp *	64,768	1,500,027
Wilshire Bancorp, Inc.	53,378	541,787
Wintrust Financial Corp.	39,390	1,822,969
WSFS Financial Corp.	7,172	511,292

		162,773,889

Capital Goods 11.0%
A.O. Smith Corp.	64,963	3,228,661
AAON, Inc.	21,710	648,695
AAR Corp.	34,779	1,005,113
Aceto Corp.	23,233	424,932
Actuant Corp., Class A	62,984	2,208,219
Acuity Brands, Inc.	36,700	5,176,535
AECOM Technology Corp. *	83,125	2,655,012
Aegion Corp. *	33,830	783,164
Aerovironment, Inc. *	16,695	521,552
Air Lease Corp.	76,265	2,817,992

See financial notes 45

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aircastle Ltd.	55,508	1,093,508
Alamo Group, Inc.	5,416	284,773
Albany International Corp., Class A	25,070	904,526
Allegion plc *	77,481	4,211,092
Alliant Techsystems, Inc.	27,407	3,694,190
Altra Industrial Motion Corp.	22,719	804,253
Ameresco, Inc., Class A *	13,307	136,530
American Railcar Industries, Inc. (a)	8,056	557,878
American Science & Engineering, Inc.	6,351	417,578
American Woodmark Corp. *	9,046	290,467
Apogee Enterprises, Inc.	24,737	846,748
Applied Industrial Technologies, Inc.	36,249	1,849,786
Armstrong World Industries, Inc. *	33,140	1,819,055
Astec Industries, Inc.	16,136	648,990
Astronics Corp. *	12,392	829,025
AZZ, Inc.	21,778	966,290
Barnes Group, Inc.	39,210	1,507,624
Beacon Roofing Supply, Inc. *	43,073	1,627,729
Blount International, Inc. *	37,645	461,151
Brady Corp., Class A	41,104	1,099,532
Briggs & Stratton Corp.	37,229	848,077
Builders FirstSource, Inc. *	40,825	351,503
CAI International, Inc. *	14,117	343,608
Capstone Turbine Corp. *(a)	265,536	475,309
Chart Industries, Inc. *	25,254	2,110,224
CIRCOR International, Inc.	15,059	1,077,622
CLARCOR, Inc.	43,423	2,515,494
Columbus McKinnon Corp. *	15,491	394,401
Comfort Systems USA, Inc.	31,266	513,700
Crane Co.	41,878	2,990,927
Cubic Corp.	17,981	935,012
Curtiss-Wright Corp.	40,381	2,752,369
DigitalGlobe, Inc. *	58,561	1,820,076
Douglas Dynamics, Inc.	18,187	294,266
DXP Enterprises, Inc. *	8,745	889,891
Dycom Industries, Inc. *	28,029	809,758
EMCOR Group, Inc.	57,694	2,698,925
Encore Wire Corp.	15,794	825,868
EnerSys, Inc.	39,482	2,804,801
Engility Holdings, Inc. *	16,687	696,349
EnPro Industries, Inc. *	17,913	1,283,108
ESCO Technologies, Inc.	22,301	799,268
Esterline Technologies Corp. *	26,956	2,903,161
Exelis, Inc.	161,792	3,305,411
Federal Signal Corp. *	53,781	691,086
Foster Wheeler AG *	86,067	2,764,472
Franklin Electric Co., Inc.	34,080	1,485,547
GATX Corp.	39,635	2,571,915
GenCorp, Inc. *(a)	52,246	973,343
Generac Holdings, Inc.	58,780	3,348,697
General Cable Corp.	40,271	1,239,541
Gibraltar Industries, Inc. *	23,187	427,336
Global Brass & Copper Holdings, Inc.	18,165	307,533
Global Power Equipment Group, Inc.	12,070	221,122
Graco, Inc.	52,693	4,111,635
GrafTech International Ltd. *	100,951	979,225
Graham Corp.	8,474	294,641
Granite Construction, Inc.	30,771	1,131,142
Great Lakes Dredge & Dock Corp. *	44,614	368,512
Griffon Corp.	42,849	531,328
H&E Equipment Services, Inc. *	25,726	841,755
Harsco Corp.	69,323	1,741,394
HD Supply Holdings, Inc. *	45,870	1,067,395
HEICO Corp.	48,467	3,014,163
Hexcel Corp. *	83,892	3,775,140
Huntington Ingalls Industries, Inc.	42,700	4,326,791
Hyster-Yale Materials Handling, Inc.	9,703	979,421
II-VI, Inc. *	47,100	771,969
Insteel Industries, Inc.	13,363	265,924
ITT Corp.	77,648	3,408,747
John Bean Technologies Corp.	20,965	632,304
Kadant, Inc.	10,166	408,165
Kaman Corp.	23,065	916,142
Kennametal, Inc.	66,939	2,927,912
Kratos Defense & Security Solutions, Inc. *	40,431	315,362
L.B. Foster Co., Class A	8,520	396,095
Layne Christensen Co. *	17,216	305,756
Lennox International, Inc.	38,221	3,511,745
Lindsay Corp. (a)	11,138	945,171
Lydall, Inc. *	14,036	284,369
Masonite International Corp. *	14,152	816,570
MasTec, Inc. *	53,805	2,202,777
Meritor, Inc. *	90,423	1,122,149
Moog, Inc., Class A *	39,018	2,416,385
MRC Global, Inc. *	87,363	2,246,976
Mueller Industries, Inc.	24,604	1,537,258
Mueller Water Products, Inc., Class A	127,968	1,234,891
MYR Group, Inc. *	18,761	436,568
National Presto Industries, Inc.	4,345	334,739
Navistar International Corp. *	57,811	2,167,912
NCI Building Systems, Inc. *	21,352	364,265
Nortek, Inc. *	13,458	974,225
Orbital Sciences Corp. *	52,316	1,486,821
PGT, Inc. *	32,612	377,973
Pike Corp. *	19,737	204,870
Ply Gem Holdings, Inc. *	14,953	191,548
Polypore International, Inc. *(a)	40,081	1,387,203
Powell Industries, Inc.	8,018	546,266
Power Solutions International, Inc. *	4,364	323,372
Preformed Line Products Co.	2,529	157,051
Primoris Services Corp.	30,098	941,164
Proto Labs, Inc. *	17,323	1,349,462
Quanex Building Products Corp.	34,443	669,572
Raven Industries, Inc.	29,475	1,077,901
RBC Bearings, Inc. *	20,260	1,301,705
Regal-Beloit Corp.	38,668	2,849,445
Rexnord Corp. *	45,709	1,370,813
Rush Enterprises, Inc., Class A *	27,740	793,364
Simpson Manufacturing Co., Inc.	35,103	1,240,891
SolarCity Corp. *(a)	40,239	3,418,705
Spirit Aerosystems Holdings, Inc., Class A *	87,005	2,508,354
Standex International Corp.	10,415	576,054

46 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stock Building Supply Holdings, Inc. *	5,942	132,269
Sun Hydraulics Corp.	19,970	844,731
TAL International Group, Inc. *	29,446	1,304,458
Taser International, Inc. *	42,752	822,121
Teledyne Technologies, Inc. *	32,061	3,141,337
Tennant Co.	16,267	996,516
Terex Corp.	95,602	4,257,157
Textainer Group Holdings Ltd. (a)	13,982	509,924
The Babcock & Wilcox Co.	95,381	3,143,758
The ExOne Co. *(a)	8,615	398,874
The Gorman-Rupp Co.	16,815	529,672
The Greenbrier Cos., Inc. *	20,297	853,895
The KEYW Holding Corp. *	21,312	390,010
The Manitowoc Co., Inc.	114,280	3,535,823
The Middleby Corp. *	16,400	4,863,584
The Toro Co.	49,003	3,245,469
Thermon Group Holdings, Inc. *	27,008	656,024
Titan International, Inc.	44,737	848,214
Titan Machinery, Inc. *(a)	11,684	184,841
Trex Co., Inc. *	13,074	1,022,648
TriMas Corp. *	35,672	1,198,936
Trinity Industries, Inc.	65,759	4,722,154
Triumph Group, Inc.	44,717	2,915,548
Tutor Perini Corp. *	34,383	847,541
Twin Disc, Inc.	7,406	183,447
Universal Forest Products, Inc.	16,991	946,908
URS Corp.	64,275	2,988,787
USG Corp. *	80,136	2,831,205
Wabash National Corp. *	58,483	790,105
Watsco, Inc.	23,142	2,276,710
Watts Water Technologies, Inc., Class A	24,737	1,524,294
WESCO International, Inc. *	36,793	3,171,925
Woodward, Inc.	51,944	2,264,239

		227,212,896

Commercial & Professional Services 3.0%
ABM Industries, Inc.	44,969	1,269,475
Acacia Research Corp. (a)	42,720	654,898
ACCO Brands Corp. *	81,545	482,746
Barrett Business Services, Inc.	5,761	403,270
CBIZ, Inc. *	34,258	312,776
CDI Corp.	10,369	189,442
Clean Harbors, Inc. *	45,941	2,171,172
Corporate Resource Services, Inc. *(a)	12,768	33,324
Covanta Holding Corp.	112,250	2,020,500
Deluxe Corp.	43,274	2,184,471
EnerNOC, Inc. *	20,910	453,538
Ennis, Inc.	26,243	414,639
Exponent, Inc.	11,139	793,542
Franklin Covey Co. *	11,712	245,366
FTI Consulting, Inc. *	35,054	1,023,226
G&K Services, Inc., Class A	16,625	1,041,224
GP Strategies Corp. *	17,040	496,205
Healthcare Services Group, Inc.	61,186	1,647,739
Heidrick & Struggles International, Inc.	12,764	234,730
Heritage-Crystal Clean, Inc. *	7,941	143,732
Herman Miller, Inc.	51,893	1,462,345
HNI Corp.	39,441	1,402,128
Huron Consulting Group, Inc. *	20,282	1,342,060
ICF International, Inc. *	17,863	722,022
InnerWorkings, Inc. *	29,485	232,342
Insperity, Inc.	19,760	576,794
Interface, Inc.	50,397	970,646
KAR Auction Services, Inc.	117,816	3,671,147
Kelly Services, Inc., Class A	23,465	590,379
Kforce, Inc.	24,737	541,988
Kimball International, Inc., Class B	26,139	490,629
Knoll, Inc.	40,704	633,761
Korn/Ferry International *	43,023	1,092,354
McGrath RentCorp	21,000	679,770
Mine Safety Appliances Co.	27,206	1,399,749
Mistras Group, Inc. *	12,069	266,001
Mobile Mini, Inc. *	34,903	1,570,984
Multi-Color Corp.	11,056	374,467
Navigant Consulting, Inc. *	43,623	760,349
NL Industries, Inc.	7,735	86,864
On Assignment, Inc. *	39,964	1,374,762
Pendrell Corp. *	74,884	113,824
Performant Financial Corp. *	23,416	185,221
Pitney Bowes, Inc.	173,385	4,412,648
Quad/Graphics, Inc.	22,801	510,058
R.R. Donnelley & Sons Co.	167,841	3,210,806
Resources Connection, Inc.	33,331	456,635
RPX Corp. *	31,777	509,067
Schawk, Inc.	7,442	104,039
SP Plus Corp. *	13,633	357,866
Steelcase, Inc., Class A	46,883	697,150
Team, Inc. *	16,760	724,702
Tetra Tech, Inc. *	57,071	1,648,210
The Advisory Board Co. *	30,772	1,971,870
The Brink’s Co.	42,600	1,295,466
The Corporate Executive Board Co.	28,802	2,153,814
TrueBlue, Inc. *	35,576	1,013,204
UniFirst Corp.	13,058	1,432,332
United Stationers, Inc.	32,675	1,392,935
US Ecology, Inc.	15,752	565,969
Viad Corp.	16,717	402,044
WageWorks, Inc. *	24,938	1,475,083
West Corp.	17,498	439,550

		61,530,049

Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	11,882	556,315
Beazer Homes USA, Inc. *(a)	21,655	502,179
Black Diamond, Inc. *	21,320	225,566
Brunswick Corp.	77,811	3,485,155
Callaway Golf Co.	57,792	486,609
Cavco Industries, Inc. *	5,502	431,632
Columbia Sportswear Co.	10,989	913,076
Crocs, Inc. *	77,576	1,181,482
Deckers Outdoor Corp. *	29,575	2,198,901
Ethan Allen Interiors, Inc.	21,978	552,307
G-III Apparel Group Ltd. *	14,078	978,280
Harman International Industries, Inc.	57,305	6,001,553
Helen of Troy Ltd. *	25,760	1,682,386

See financial notes 47

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hovnanian Enterprises, Inc., Class A *	87,694	532,303
Iconix Brand Group, Inc. *	43,844	1,764,283
iRobot Corp. *	23,820	998,534
Kate Spade & Co. *	106,484	3,643,882
KB Home (a)	71,055	1,449,522
La-Z-Boy, Inc.	43,191	1,103,098
LeapFrog Enterprises, Inc. *	49,978	363,840
LGI Homes, Inc. *	8,084	137,428
Libbey, Inc. *	17,675	411,651
M.D.C Holdings, Inc.	34,280	1,069,193
M/I Homes, Inc. *	21,213	528,204
Marine Products Corp.	10,382	88,351
Meritage Homes Corp. *	30,510	1,470,887
Movado Group, Inc.	15,927	627,046
NACCO Industries, Inc., Class A	4,944	289,867
Oxford Industries, Inc.	11,812	924,407
Perry Ellis International, Inc. *	10,386	144,885
Quiksilver, Inc. *	106,285	829,023
Skechers U.S.A., Inc., Class A *	34,903	1,177,278
Smith & Wesson Holding Corp. *(a)	56,448	649,152
Standard Pacific Corp. *	122,027	1,111,666
Steven Madden Ltd. *	51,692	1,884,173
Sturm Ruger & Co., Inc. (a)	16,646	1,061,016
Taylor Morrison Home Corp., Class A *	23,369	587,029
Tempur Sealy International, Inc. *	50,746	2,632,195
The Jones Group, Inc.	68,633	1,025,377
The Ryland Group, Inc.	38,224	1,780,856
TRI Pointe Homes, Inc. *	10,068	183,439
Tumi Holdings, Inc. *	42,699	946,210
Unifi, Inc. *	13,458	332,951
Universal Electronics, Inc. *	12,953	541,306
Vera Bradley, Inc. *(a)	19,335	512,377
Vince Holding Corp. *	7,762	209,574
WCI Communities, Inc. *	6,220	125,520
William Lyon Homes, Class A *	7,820	241,873
Wolverine World Wide, Inc.	86,290	2,274,604

		52,848,441

Consumer Services 3.9%
American Public Education, Inc. *	15,047	532,965
Apollo Education Group, Inc. *	85,343	2,844,482
Ascent Capital Group, Inc., Class A *	10,367	761,249
Bally Technologies, Inc. *	33,365	2,260,479
Biglari Holdings, Inc. *	1,142	512,747
BJ’s Restaurants, Inc. *	20,332	563,196
Bloomin’ Brands, Inc. *	38,041	956,351
Bob Evans Farms, Inc.	23,391	1,210,250
Boyd Gaming Corp. *	64,823	753,243
Bravo Brio Restaurant Group, Inc. *	13,077	202,563
Bridgepoint Education, Inc. *	7,140	137,731
Bright Horizons Family Solutions, Inc. *	15,451	609,851
Brinker International, Inc.	56,922	3,130,710
Buffalo Wild Wings, Inc. *	16,167	2,344,215
Caesars Entertainment Corp. *(a)	34,865	905,095
Capella Education Co.	9,256	615,339
Carriage Services, Inc.	11,862	242,341
Choice Hotels International, Inc.	27,106	1,323,586
Churchill Downs, Inc.	10,824	1,006,632
Chuy’s Holdings, Inc. *	13,171	524,337
ClubCorp Holdings, Inc.	13,616	237,191
Cracker Barrel Old Country Store, Inc.	19,849	1,973,983
Del Frisco’s Restaurant Group, Inc. *	20,224	526,633
Denny’s Corp. *	77,078	524,130
DeVry Education Group, Inc.	48,701	2,045,929
Diamond Resorts International, Inc. *	13,680	248,839
DineEquity, Inc.	14,281	1,196,034
Domino’s Pizza, Inc.	47,813	3,780,096
Education Management Corp. *(a)	15,131	89,878
Fiesta Restaurant Group, Inc. *	20,553	1,032,377
Graham Holdings Co., Class B	3,691	2,652,722
Grand Canyon Education, Inc. *	37,255	1,765,887
Hillenbrand, Inc.	53,979	1,612,892
Houghton Mifflin Harcourt Co. *	13,914	282,732
Ignite Restaurant Group, Inc. *(a)	5,466	66,904
International Speedway Corp., Class A	23,332	786,988
Interval Leisure Group, Inc.	33,792	918,804
Isle of Capri Casinos, Inc. *	18,280	164,520
ITT Educational Services, Inc. *	14,911	462,688
Jack in the Box, Inc. *	37,172	2,135,531
K12, Inc. *	23,292	527,098
Krispy Kreme Doughnuts, Inc. *	58,144	1,105,899
Life Time Fitness, Inc. *	34,704	1,638,029
LifeLock, Inc. *	56,383	1,122,586
Marriott Vacations Worldwide Corp. *	26,383	1,383,525
Matthews International Corp., Class A	24,264	995,552
Multimedia Games Holding Co., Inc. *	25,560	844,119
Noodles & Co. *(a)	8,993	358,011
Orient-Express Hotels Ltd., Class A *	78,026	1,201,600
Papa John’s International, Inc.	28,062	1,428,356
Pinnacle Entertainment, Inc. *	51,743	1,257,355
Popeyes Louisiana Kitchen, Inc. *	20,332	814,500
Potbelly Corp. *(a)	6,643	142,227
Red Robin Gourmet Burgers, Inc. *	11,139	868,062
Regis Corp.	37,406	525,928
Ruby Tuesday, Inc. *	41,100	251,943
Ruth’s Hospitality Group, Inc.	34,221	422,972
Scientific Games Corp., Class A *	44,288	593,459
SeaWorld Entertainment, Inc.	45,981	1,569,791
Service Corp. International	182,224	3,405,767
Six Flags Entertainment Corp.	80,671	3,291,377
Sonic Corp. *	45,069	918,506
Sotheby’s	58,717	2,760,286
Speedway Motorsports, Inc.	8,473	167,935
Steiner Leisure Ltd. *	11,937	527,854
Strayer Education, Inc. *	9,009	430,360
Texas Roadhouse, Inc.	51,020	1,349,479
The Cheesecake Factory, Inc.	40,550	1,926,936
The Marcus Corp.	16,043	226,367
The Wendy’s Co.	223,036	2,136,685

48 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Town Sports International Holdings, Inc.	16,517	149,974
Universal Technical Institute, Inc.	22,598	305,751
Vail Resorts, Inc.	30,840	2,168,669
Weight Watchers International, Inc. (a)	23,441	498,356

		81,257,434

Diversified Financials 2.6%
Arlington Asset Investment Corp., Class A	12,501	331,527
Artisan Partners Asset Management, Inc., Class A	14,724	930,115
BGC Partners, Inc., Class A	143,129	973,277
Cash America International, Inc.	24,688	988,014
CBOE Holdings, Inc.	75,404	4,074,078
Cohen & Steers, Inc. (a)	16,319	617,021
Cowen Group, Inc., Class A *	92,196	394,599
Credit Acceptance Corp. *	8,452	1,167,559
DFC Global Corp. *	33,244	273,598
Diamond Hill Investment Group, Inc.	2,146	251,833
E*TRADE Financial Corp. *	246,768	5,544,877
Encore Capital Group, Inc. *	19,509	948,528
Evercore Partners, Inc., Class A	26,963	1,500,221
Ezcorp, Inc., Class A *	48,029	607,087
Federated Investors, Inc., Class B (a)	78,402	2,148,215
Financial Engines, Inc.	42,653	2,410,321
First Cash Financial Services, Inc. *	24,737	1,306,856
FXCM, Inc., Class A	30,639	516,267
GAMCO Investors, Inc., Class A	3,557	277,659
GFI Group, Inc.	56,477	226,473
Green Dot Corp., Class A *	18,105	364,816
Greenhill & Co., Inc.	22,735	1,211,093
HFF, Inc., Class A	29,620	944,878
ICG Group, Inc. *	30,188	613,722
Interactive Brokers Group, Inc., Class A	42,859	953,184
INTL FCStone, Inc. *	11,749	213,714
Investment Technology Group, Inc. *	31,499	544,303
Janus Capital Group, Inc.	119,944	1,342,173
JGWPT Holdings, Inc., Class A *	8,232	157,396
KCG Holdings, Inc., Class A *	81,110	964,398
Ladenburg Thalmann Financial Services, Inc. *	98,556	274,971
MarketAxess Holdings, Inc.	32,284	1,906,047
Marlin Business Services Corp.	8,520	183,180
Medallion Financial Corp.	17,040	247,762
Nelnet, Inc., Class A	15,494	621,619
NewStar Financial, Inc. *	18,750	288,375
PHH Corp. *	46,182	1,202,118
PICO Holdings, Inc. *	20,531	515,533
Piper Jaffray Cos. *	14,787	619,575
Portfolio Recovery Associates, Inc. *	43,513	2,359,710
Pzena Investment Management, Inc., Class A	9,476	109,543
RCS Capital Corp., Class A (a)	2,044	46,521
Safeguard Scientifics, Inc. *	18,686	366,432
Springleaf Holdings, Inc. *	16,647	468,946
Stifel Financial Corp. *	50,920	2,448,743
Virtus Investment Partners, Inc. *	5,843	1,081,890
Waddell & Reed Financial, Inc., Class A	72,585	5,059,175
Walter Investment Management Corp. *(a)	31,184	796,751
Westwood Holdings Group, Inc.	6,212	353,525
WisdomTree Investments, Inc. *	85,502	1,332,121
World Acceptance Corp. *	9,443	905,112

		53,985,451

Energy 5.7%
Alon USA Energy, Inc.	20,508	274,602
Alpha Natural Resources, Inc. *	179,894	966,031
Apco Oil & Gas International, Inc. *	14,815	211,706
Approach Resources, Inc. *(a)	30,498	679,190
Arch Coal, Inc. (a)	173,388	790,649
Athlon Energy, Inc. *	29,520	1,096,963
Atwood Oceanics, Inc. *	50,280	2,382,769
Basic Energy Services, Inc. *	21,072	502,567
Bill Barrett Corp. *	43,418	1,100,212
Bonanza Creek Energy, Inc. *	24,615	1,230,012
BPZ Resources, Inc. *(a)	91,266	188,008
Bristow Group, Inc.	31,189	2,420,266
C&J Energy Services, Inc. *	38,195	987,341
CARBO Ceramics, Inc.	17,340	2,151,027
Carrizo Oil & Gas, Inc. *	35,093	1,745,526
Clayton Williams Energy, Inc. *	5,058	490,626
Clean Energy Fuels Corp. *(a)	57,021	477,266
Cloud Peak Energy, Inc. *	53,189	1,031,867
Comstock Resources, Inc.	38,169	754,219
Contango Oil & Gas Co. *	13,442	637,420
Crosstex Energy, Inc.	37,688	1,568,951
Delek US Holdings, Inc.	31,039	861,643
Diamondback Energy, Inc. *	34,097	2,193,460
Dril-Quip, Inc. *	35,429	3,810,743
Energen Corp.	61,333	4,933,627
Energy XXI Bermuda Ltd.	65,059	1,506,766
EPL Oil & Gas, Inc. *	30,098	905,950
Era Group, Inc. *	15,431	435,926
Evolution Petroleum Corp.	21,762	282,906
EXCO Resources, Inc. (a)	143,908	751,200
Exterran Holdings, Inc. *	50,255	2,058,947
Forest Oil Corp. *	102,230	205,482
Forum Energy Technologies, Inc. *	44,865	1,162,004
Frank’s International N.V.	23,457	554,524
Geospace Technologies Corp. *	10,989	843,626
Goodrich Petroleum Corp. *(a)	28,653	390,254
Green Plains Renewable Energy, Inc.	18,287	483,325
Gulf Island Fabrication, Inc.	10,457	219,283
Gulfmark Offshore, Inc., Class A	21,978	1,042,636
Gulfport Energy Corp. *	72,324	4,780,616
Halcon Resources Corp. *(a)	214,775	818,293
Helix Energy Solutions Group, Inc. *	86,096	2,035,309
Hercules Offshore, Inc. *	139,825	665,567
Hornbeck Offshore Services, Inc. *	28,079	1,200,658
ION Geophysical Corp. *	98,774	402,010

See financial notes 49

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Isramco, Inc. *	918	131,715
Jones Energy, Inc., Class A *	11,060	172,757
Key Energy Services, Inc. *	110,908	1,002,608
KiOR, Inc., Class A *(a)	7,948	11,127
Kodiak Oil & Gas Corp. *	219,082	2,587,358
Kosmos Energy Ltd. *	86,999	955,249
Laredo Petroleum, Inc. *	50,916	1,328,398
Magnum Hunter Resources Corp. *	136,298	1,143,540
Matador Resources Co. *	45,834	1,111,933
Matrix Service Co. *	23,170	750,013
McDermott International, Inc. *	203,314	1,693,606
Midstates Petroleum Co., Inc. *(a)	30,802	135,837
Natural Gas Services Group, Inc. *	10,166	330,395
Newfield Exploration Co. *	116,523	3,284,783
Newpark Resources, Inc. *	75,407	838,526
Northern Oil & Gas, Inc. *	50,297	700,134
Nuverra Environmental Solutions, Inc. *(a)	15,457	262,769
Parker Drilling Co. *	108,884	878,694
Patterson-UTI Energy, Inc.	122,581	3,568,333
PBF Energy, Inc., Class A (a)	44,054	1,110,161
PDC Energy, Inc. *	30,450	1,891,859
Penn Virginia Corp. *	47,305	716,671
PetroQuest Energy, Inc. *	45,318	214,354
PHI, Inc. *	11,086	445,657
Pioneer Energy Services Corp. *	53,676	611,906
Quicksilver Resources, Inc. *(a)	97,391	318,469
Rentech, Inc. *	183,132	344,288
Resolute Energy Corp. *(a)	52,422	488,573
Rex Energy Corp. *	37,316	709,004
RigNet, Inc. *	7,407	354,203
Rosetta Resources, Inc. *	52,485	2,328,759
RPC, Inc.	51,137	941,432
Sanchez Energy Corp. *(a)	33,482	997,429
SandRidge Energy, Inc. *(a)	314,720	2,029,944
SEACOR Holdings, Inc. *	16,467	1,456,671
SemGroup Corp., Class A	36,449	2,453,747
Solazyme, Inc. *(a)	44,316	543,757
Stone Energy Corp. *	43,623	1,567,811
Swift Energy Co. *(a)	35,124	351,240
Synergy Resources Corp. *	49,190	520,922
Targa Resources Corp.	24,787	2,398,390
Teekay Corp.	32,525	1,943,369
Tesco Corp. *	25,525	484,209
TETRA Technologies, Inc. *	67,853	814,236
Tidewater, Inc.	42,500	2,070,600
TransAtlantic Petroleum Ltd. *(a)	124,486	99,589
Triangle Petroleum Corp. *	58,683	525,800
Ultra Petroleum Corp. *(a)	133,694	3,363,741
Unit Corp. *	37,472	2,300,781
VAALCO Energy, Inc. *	48,935	325,907
Vantage Drilling Co. *	159,874	279,780
W&T Offshore, Inc.	29,214	440,255
Western Refining, Inc.	44,990	1,639,886
Willbros Group, Inc. *	28,948	286,006
World Fuel Services Corp.	62,501	2,813,795
WPX Energy, Inc. *	172,392	3,037,547

		118,340,496

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	32,934	2,255,650
Fairway Group Holdings Corp. *(a)	12,060	94,068
Ingles Markets, Inc., Class A	9,070	212,964
Natural Grocers by Vitamin Cottage, Inc. *	7,102	289,335
PriceSmart, Inc.	14,973	1,523,203
Rite Aid Corp. *	758,272	4,997,012
Roundy’s, Inc.	22,104	135,719
Spartan Stores, Inc.	30,908	698,212
SUPERVALU, Inc. *	168,368	1,089,341
Susser Holdings Corp. *	15,104	915,000
The Andersons, Inc.	23,066	1,264,912
The Chefs’ Warehouse, Inc. *	15,583	362,305
The Fresh Market, Inc. *	34,873	1,168,245
The Pantry, Inc. *	19,239	290,124
United Natural Foods, Inc. *	42,368	3,066,596
Village Super Market, Inc., Class A	3,642	99,827
Weis Markets, Inc.	9,243	466,217

		18,928,730

Food, Beverage & Tobacco 1.7%
Alico, Inc.	2,472	93,837
Alliance One International, Inc. *	45,117	121,365
Annie’s, Inc. *	12,856	481,843
B&G Foods, Inc.	45,442	1,361,442
Boulder Brands, Inc. *	47,529	714,836
Cal-Maine Foods, Inc.	12,635	664,222
Calavo Growers, Inc.	10,836	337,433
Chiquita Brands International, Inc. *	38,400	420,096
Coca-Cola Bottling Co. Consolidated	3,591	271,623
Darling International, Inc. *	131,157	2,646,748
Dean Foods Co. *	80,776	1,194,677
Diamond Foods, Inc. *	17,837	512,279
Fresh Del Monte Produce, Inc.	33,357	882,626
J&J Snack Foods Corp.	12,835	1,192,115
Lancaster Colony Corp.	16,718	1,507,964
Limoneira Co.	7,877	165,890
National Beverage Corp. *	9,699	204,067
Pilgrim’s Pride Corp. *	45,711	801,314
Pinnacle Foods, Inc.	45,760	1,295,923
Post Holdings, Inc. *	28,652	1,636,602
Sanderson Farms, Inc.	17,040	1,309,354
Seaboard Corp. *	270	684,458
Seneca Foods Corp., Class A *	6,381	193,217
Snyder’s-Lance, Inc.	42,650	1,155,388
The Boston Beer Co., Inc., Class A *	7,407	1,753,607
The Hain Celestial Group, Inc. *	41,237	3,682,464
The WhiteWave Foods Co., Class A *	148,742	4,209,399
Tootsie Roll Industries, Inc. (a)	18,556	539,967
TreeHouse Foods, Inc. *	31,189	2,222,528
Universal Corp.	20,282	1,169,257
Vector Group Ltd. (a)	52,580	1,026,887

		34,453,428

50 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 5.6%
Abaxis, Inc. *	18,686	709,134
ABIOMED, Inc. *	30,510	860,077
Acadia Healthcare Co., Inc. *	30,498	1,507,821
Accretive Health, Inc. *(a)	46,479	384,846
Accuray, Inc. *(a)	54,021	506,717
Air Methods Corp. *	29,373	1,586,729
Alere, Inc. *	66,064	2,427,191
Align Technology, Inc. *	60,333	3,157,226
Allscripts Healthcare Solutions, Inc. *	136,194	2,529,123
Amedisys, Inc. *	27,075	459,192
AMN Healthcare Services, Inc. *	40,465	563,677
Amsurg Corp. *	27,507	1,206,457
Analogic Corp.	10,416	981,812
AngioDynamics, Inc. *	21,672	333,749
Antares Pharma, Inc. *	100,204	445,908
ArthroCare Corp. *	23,098	1,114,478
athenahealth, Inc. *	31,644	6,134,822
Atrion Corp.	1,151	333,134
Bio-Reference Labs, Inc. *(a)	20,382	514,849
BioScrip, Inc. *	53,043	378,197
Brookdale Senior Living, Inc. *	87,021	2,918,684
Cantel Medical Corp.	29,033	939,218
Capital Senior Living Corp. *	22,618	574,950
Cardiovascular Systems, Inc. *	21,096	738,360
Centene Corp. *	46,936	2,988,884
Chemed Corp. (a)	15,181	1,284,313
Computer Programs & Systems, Inc.	9,293	635,920
CONMED Corp.	23,481	1,094,684
Corvel Corp. *	10,856	499,485
Cyberonics, Inc. *	21,966	1,504,012
Cynosure, Inc., Class A *	17,256	531,140
DexCom, Inc. *	57,021	2,571,647
Emeritus Corp. *	33,422	1,053,796
Endologix, Inc. *	48,183	650,471
Exactech, Inc. *	7,407	172,583
ExamWorks Group, Inc. *	22,875	832,192
Five Star Quality Care, Inc. *	32,886	190,410
GenMark Diagnostics, Inc. *	31,154	388,179
Gentiva Health Services, Inc. *	26,053	279,028
Globus Medical, Inc., Class A *	47,050	1,113,203
Greatbatch, Inc. *	20,329	880,856
Haemonetics Corp. *	42,773	1,560,359
Hanger, Inc. *	29,998	1,063,429
Health Net, Inc. *	68,162	2,320,916
HealthSouth Corp.	74,988	2,450,608
HealthStream, Inc. *	17,949	517,290
Healthways, Inc. *	28,099	420,361
HeartWare International, Inc. *	12,306	1,181,745
Hill-Rom Holdings, Inc.	50,349	1,904,703
HMS Holdings Corp. *	75,457	1,543,850
ICU Medical, Inc. *	10,937	632,815
Insulet Corp. *	47,188	2,237,183
Integra LifeSciences Holdings Corp. *	19,884	935,343
Invacare Corp.	23,296	461,727
IPC The Hospitalist Co. *	15,049	772,465
Kindred Healthcare, Inc.	45,331	981,869
Landauer, Inc.	8,563	414,963
LDR Holding Corp. *	4,337	135,531
LHC Group, Inc. *	11,872	279,704
LifePoint Hospitals, Inc. *	40,805	2,213,671
Magellan Health Services, Inc. *	23,091	1,411,784
Masimo Corp. *	44,399	1,134,394
MedAssets, Inc. *	52,575	1,277,047
Medidata Solutions, Inc. *	43,056	2,759,890
Meridian Bioscience, Inc.	36,299	757,197
Merit Medical Systems, Inc. *	38,483	580,708
Molina Healthcare, Inc. *	25,137	947,162
MWI Veterinary Supply, Inc. *	10,990	1,790,491
National Healthcare Corp.	7,776	400,464
National Research Corp., Class A *	10,273	179,778
Natus Medical, Inc. *	23,875	599,263
Neogen Corp. *	30,498	1,321,173
NuVasive, Inc. *	37,995	1,396,316
NxStage Medical, Inc. *	46,522	645,260
Omnicell, Inc. *	30,224	869,847
OraSure Technologies, Inc. *	47,438	329,220
Orthofix International N.V. *	15,427	342,788
Owens & Minor, Inc.	54,329	1,886,303
PharMerica Corp. *	25,421	612,646
PhotoMedex, Inc. *(a)	8,097	118,540
Quality Systems, Inc.	36,400	635,544
Quidel Corp. *	26,383	739,252
Select Medical Holdings Corp.	41,882	469,497
Spectranetics Corp. *	33,906	1,015,824
STERIS Corp.	50,770	2,343,035
Surgical Care Affiliates, Inc. *	7,532	229,123
SurModics, Inc. *	11,249	280,100
Symmetry Medical, Inc. *	30,524	322,944
Tandem Diabetes Care, Inc. *	6,677	171,933
Team Health Holdings, Inc. *	60,880	2,740,818
TearLab Corp. *	22,738	183,041
Teleflex, Inc.	35,359	3,606,264
The Ensign Group, Inc.	15,904	629,798
The Providence Service Corp. *	10,166	270,314
Thoratec Corp. *	47,093	1,749,034
Tornier NV *	21,041	403,987
Triple-S Management Corp., Class B *	18,580	311,215
Universal American Corp.	28,467	213,218
US Physical Therapy, Inc.	10,989	364,615
Vascular Solutions, Inc. *	12,635	328,763
VCA Antech, Inc. *	76,180	2,359,295
Vocera Communications, Inc. *	17,174	292,301
Volcano Corp. *	47,455	1,018,384
WellCare Health Plans, Inc. *	37,328	2,307,617
West Pharmaceutical Services, Inc.	59,996	2,734,618
Wright Medical Group, Inc. *	41,302	1,314,230

		116,400,721

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	33,362	245,544
Elizabeth Arden, Inc. *	22,602	690,943
Harbinger Group, Inc. *	28,457	322,987
Inter Parfums, Inc.	14,887	500,352
Lifevantage Corp. *(a)	92,207	122,635
Medifast, Inc. *	10,925	287,765
Nature’s Sunshine Products, Inc.	8,520	128,737

See financial notes 51

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nu Skin Enterprises, Inc., Class A	50,381	4,207,821
Revlon, Inc., Class A *	9,776	230,812
Spectrum Brands Holdings, Inc.	18,264	1,424,775
Star Scientific, Inc. *(a)	120,226	106,989
Synutra International, Inc. *(a)	4,710	34,477
USANA Health Sciences, Inc. *	5,469	400,167
WD-40 Co.	12,735	928,509

		9,632,513

Insurance 3.2%
Allied World Assurance Co. Holdings AG	28,680	2,859,970
Ambac Financial Group, Inc. *	37,878	1,309,064
American Equity Investment Life Holding Co.	59,664	1,304,255
American National Insurance Co.	3,915	444,313
AMERISAFE, Inc.	15,694	683,317
AmTrust Financial Services, Inc. (a)	25,936	980,381
Argo Group International Holdings Ltd.	23,340	1,030,228
Aspen Insurance Holdings Ltd.	57,997	2,178,367
Assurant, Inc.	61,792	4,055,409
Assured Guaranty Ltd.	137,674	3,379,897
Baldwin & Lyons, Inc., Class B	7,407	190,434
Citizens, Inc. *	36,001	264,247
CNO Financial Group, Inc.	190,506	3,478,640
Crawford & Co., Class B	19,313	163,581
Donegal Group, Inc., Class A	5,921	83,545
eHealth, Inc. *	15,731	755,088
EMC Insurance Group, Inc.	3,385	103,243
Employers Holdings, Inc.	26,433	519,937
Endurance Specialty Holdings Ltd.	38,195	1,991,487
Enstar Group Ltd. *	7,900	988,922
FBL Financial Group, Inc., Class A	9,070	379,489
First American Financial Corp.	88,329	2,379,583
Global Indemnity plc *	8,560	223,245
Greenlight Capital Re Ltd., Class A *	25,610	805,434
Hilltop Holdings, Inc. *	54,829	1,343,859
Horace Mann Educators Corp.	34,080	975,029
Infinity Property & Casualty Corp.	10,166	749,742
Kansas City Life Insurance Co.	2,599	127,871
Kemper Corp.	44,939	1,742,734
Maiden Holdings Ltd.	44,046	494,637
MBIA, Inc. *	119,721	1,622,220
Meadowbrook Insurance Group, Inc.	38,710	207,873
Mercury General Corp.	31,138	1,410,551
Montpelier Re Holdings Ltd.	36,532	1,041,527
National Interstate Corp.	14,935	452,082
National Western Life Insurance Co., Class A	1,946	439,893
Old Republic International Corp.	207,689	3,231,641
OneBeacon Insurance Group Ltd., Class A	17,190	281,916
Platinum Underwriters Holdings Ltd.	23,471	1,375,870
Primerica, Inc.	46,990	2,106,092
ProAssurance Corp.	53,139	2,415,699
Protective Life Corp.	67,389	3,513,662
RLI Corp.	29,308	1,264,054
Safety Insurance Group, Inc.	11,338	633,001
Selective Insurance Group, Inc.	45,588	1,050,348
StanCorp Financial Group, Inc.	37,358	2,472,352
State Auto Financial Corp.	11,614	232,512
Stewart Information Services Corp.	19,026	703,581
Symetra Financial Corp.	85,905	1,692,328
The Hanover Insurance Group, Inc.	37,646	2,215,091
The Navigators Group, Inc. *	9,343	566,373
Third Point Reinsurance Ltd. *	17,343	260,145
Tower Group International Ltd. (a)	31,264	86,289
United Fire Group, Inc.	18,786	544,418

		65,805,466

Materials 5.7%
A. Schulman, Inc.	25,610	889,948
A.M. Castle & Co. *	12,738	186,230
Advanced Emissions Solutions, Inc. *	8,520	459,228
AEP Industries, Inc. *	3,292	140,305
AK Steel Holding Corp. *(a)	104,720	650,311
Allegheny Technologies, Inc.	92,716	2,946,515
Allied Nevada Gold Corp. *(a)	88,791	464,377
AMCOL International Corp.	21,528	955,413
American Vanguard Corp.	21,811	485,295
AptarGroup, Inc.	56,238	3,721,268
Axiall Corp.	60,044	2,429,981
Balchem Corp.	26,333	1,330,080
Berry Plastics Group, Inc. *	75,476	1,836,331
Boise Cascade Co. *	26,883	795,468
Cabot Corp.	51,021	2,762,277
Calgon Carbon Corp. *	47,005	946,211
Carpenter Technology Corp.	45,426	2,686,948
Century Aluminum Co. *	43,892	519,681
Chemtura Corp. *	83,977	2,078,431
Clearwater Paper Corp. *	18,838	1,202,806
Cliffs Natural Resources, Inc. (a)	131,583	2,635,608
Coeur Mining, Inc. *	89,933	989,263
Commercial Metals Co.	100,461	1,943,920
Compass Minerals International, Inc.	28,646	2,444,936
Cytec Industries, Inc.	30,133	2,852,691
Deltic Timber Corp.	9,727	612,217
Domtar Corp.	27,980	3,099,624
Eagle Materials, Inc.	42,566	3,762,834
Ferro Corp. *	74,011	971,024
Flotek Industries, Inc. *	41,212	1,048,845
FutureFuel Corp.	19,369	336,052
Globe Specialty Metals, Inc.	54,902	1,090,903
Gold Resource Corp. (a)	29,674	152,821
Graphic Packaging Holding Co. *	201,278	2,061,087
Greif, Inc., Class A	26,384	1,320,783
H.B. Fuller Co.	43,173	2,093,027
Hawkins, Inc.	8,520	303,568
Haynes International, Inc.	10,989	544,285
Headwaters, Inc. *	62,543	833,698
Hecla Mining Co.	296,092	1,000,791
Horsehead Holding Corp. *	39,261	697,668
Innophos Holdings, Inc.	18,686	1,026,235
Innospec, Inc.	20,198	878,815
Intrepid Potash, Inc. *(a)	46,682	691,360
Kaiser Aluminum Corp.	15,977	1,127,816

52 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KapStone Paper & Packaging Corp. *	69,248	2,201,394
Koppers Holdings, Inc.	17,490	691,555
Kraton Performance Polymers, Inc. *	27,356	758,855
Kronos Worldwide, Inc.	17,391	265,735
Landec Corp. *	20,302	206,877
Louisiana-Pacific Corp. *	114,982	2,160,512
LSB Industries, Inc. *	16,729	546,871
Materion Corp.	17,040	504,214
McEwen Mining, Inc. *(a)	191,414	557,015
Mercer International, Inc. *	29,545	257,928
Minerals Technologies, Inc.	29,469	1,576,592
Molycorp, Inc. *(a)	156,849	818,752
Myers Industries, Inc.	22,775	489,663
Neenah Paper, Inc.	13,665	686,120
NewMarket Corp.	9,743	3,601,695
Olin Corp.	68,209	1,786,394
OM Group, Inc.	28,229	892,036
OMNOVA Solutions, Inc. *	41,028	390,997
P.H. Glatfelter Co.	37,272	1,131,205
PolyOne Corp.	83,272	3,122,700
Quaker Chemical Corp.	10,989	849,230
Resolute Forest Products, Inc. *	75,739	1,551,892
RTI International Metals, Inc. *	26,583	722,260
Schnitzer Steel Industries, Inc., Class A	24,326	617,151
Schweitzer-Mauduit International, Inc.	27,357	1,316,692
Sensient Technologies Corp.	43,024	2,255,748
Silgan Holdings, Inc.	37,491	1,807,441
Sonoco Products Co.	86,292	3,622,538
Steel Dynamics, Inc.	189,826	3,310,565
Stepan Co.	16,389	996,451
Stillwater Mining Co. *	104,499	1,414,916
SunCoke Energy, Inc. *	61,086	1,360,996
Taminco Corp. *	22,497	511,132
Texas Industries, Inc. *	18,686	1,586,441
The Scotts Miracle-Gro Co., Class A	37,746	2,155,674
Tredegar Corp.	21,113	525,925
Tronox Ltd., Class A	52,598	1,246,047
United States Lime & Minerals, Inc.	217	12,282
United States Steel Corp.	124,278	3,010,013
US Silica Holdings, Inc. (a)	45,019	1,476,623
Walter Energy, Inc. (a)	48,182	519,884
Wausau Paper Corp.	40,533	537,062
Worthington Industries, Inc.	45,442	1,811,318
Zep, Inc.	16,438	289,309

		118,161,675

Media 1.4%
Carmike Cinemas, Inc. *	19,692	585,837
Central European Media Enterprises Ltd., Class A *	56,580	268,189
Cinemark Holdings, Inc.	89,242	2,625,500
Clear Channel Outdoor Holdings, Inc., Class A	32,432	325,942
Crown Media Holdings, Inc., Class A *	18,767	62,869
Cumulus Media, Inc., Class A *	85,803	562,868
DreamWorks Animation SKG, Inc., Class A *	59,663	1,784,520
E.W. Scripps Co., Class A *	27,832	546,064
Entercom Communications Corp., Class A *	13,614	134,642
Gray Television, Inc. *	36,316	426,713
Harte-Hanks, Inc.	37,354	298,458
Hemisphere Media Group, Inc. *	10,347	115,266
John Wiley & Sons, Inc., Class A	40,483	2,349,228
Journal Communications, Inc., Class A *	38,489	352,944
Live Nation Entertainment, Inc. *	121,066	2,746,988
Loral Space & Communications, Inc. *	11,176	883,128
Meredith Corp.	32,343	1,513,652
Morningstar, Inc.	18,263	1,527,883
National CineMedia, Inc.	50,420	774,451
Nexstar Broadcasting Group, Inc., Class A	23,977	1,023,338
ReachLocal, Inc. *	9,379	99,230
Regal Entertainment Group, Class A	69,707	1,282,609
Rentrak Corp. *	10,166	651,742
Saga Communications, Inc., Class A	4,115	201,265
Scholastic Corp.	22,590	796,975
SFX Entertainment, Inc. *(a)	17,791	152,825
Sinclair Broadcast Group, Inc., Class A	64,535	1,911,527
Sizmek, Inc. *	18,159	224,990
Starz, Class A *	78,806	2,520,216
The McClatchy Co., Class A *	32,829	174,322
The New York Times Co., Class A	107,691	1,768,286
World Wrestling Entertainment, Inc., Class A	22,748	521,384

		29,213,851

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
ACADIA Pharmaceuticals, Inc. *	65,379	1,850,226
Acceleron Pharma, Inc. *	4,981	233,758
Achillion Pharmaceuticals, Inc. *(a)	77,186	270,151
Acorda Therapeutics, Inc. *	34,935	1,280,018
Aegerion Pharmaceuticals, Inc. *	20,887	1,143,772
Affymetrix, Inc. *	70,055	540,825
Agios Pharmaceuticals, Inc. *(a)	5,240	163,802
Akorn, Inc. *	62,351	1,609,903
Alkermes plc *	123,041	5,988,405
Alnylam Pharmaceuticals, Inc. *	45,069	3,661,406
AMAG Pharmaceuticals, Inc. *	19,413	402,431
Arena Pharmaceuticals, Inc. *(a)	191,735	1,248,195
ARIAD Pharmaceuticals, Inc. *(a)	159,151	1,383,022
Array BioPharma, Inc. *	91,838	442,659
Auxilium Pharmaceuticals, Inc. *	39,760	1,222,620
AVANIR Pharmaceuticals, Inc., Class A *	125,234	520,973
Bio-Rad Laboratories, Inc., Class A *	17,390	2,255,831
Bluebird Bio, Inc. *	5,188	132,294
Bruker Corp. *	93,353	2,122,847
Cadence Pharmaceuticals, Inc. *	47,357	662,524

See financial notes 53

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cambrex Corp. *	28,029	562,542
Celldex Therapeutics, Inc. *	74,875	2,187,847
Cepheid, Inc. *	58,517	3,140,022
Charles River Laboratories International, Inc. *	42,077	2,499,795
ChemoCentryx, Inc. *(a)	16,486	125,294
Chimerix, Inc. *	10,029	200,580
Clovis Oncology, Inc. *	23,717	1,888,348
Cubist Pharmaceuticals, Inc. *	63,781	5,071,865
Curis, Inc. *	73,228	223,345
Dendreon Corp. *(a)	129,653	373,401
Depomed, Inc. *	49,696	598,837
Dyax Corp. *	105,819	1,023,270
Emergent Biosolutions, Inc. *	25,057	619,910
Enanta Pharmaceuticals, Inc. *	2,475	91,179
Endocyte, Inc. *(a)	26,562	349,822
Epizyme, Inc. *(a)	8,932	267,067
Exact Sciences Corp. *	58,219	783,046
Exelixis, Inc. *(a)	145,587	1,027,844
Fluidigm Corp. *	21,878	1,024,984
Foundation Medicine, Inc. *(a)	5,208	185,561
Furiex Pharmaceuticals, Inc. *	6,434	595,338
Genomic Health, Inc. *	15,067	397,919
Halozyme Therapeutics, Inc. *	84,346	1,188,435
Hi-Tech Pharmacal Co., Inc. *	9,407	407,888
Hyperion Therapeutics, Inc. *	5,663	175,553
Idenix Pharmaceuticals, Inc. *(a)	82,636	563,578
ImmunoGen, Inc. *	74,934	1,228,918
Impax Laboratories, Inc. *	57,087	1,471,132
Infinity Pharmaceuticals, Inc. *	37,925	594,664
Intercept Pharmaceuticals, Inc. *	8,731	3,584,075
InterMune, Inc. *	72,398	2,174,836
Intrexon Corp. *(a)	9,380	243,692
Ironwood Pharmaceuticals, Inc. *	100,215	1,454,120
Isis Pharmaceuticals, Inc. *	100,388	5,119,788
Jazz Pharmaceuticals plc *	44,697	6,791,486
Karyopharm Therapeutics, Inc. *	5,822	233,695
Keryx Biopharmaceuticals, Inc. *(a)	76,333	1,225,145
KYTHERA Biopharmaceuticals, Inc. *	10,634	531,381
Lexicon Pharmaceuticals, Inc. *	194,115	347,466
Ligand Pharmaceuticals, Inc. *	17,713	1,235,482
Luminex Corp. *	31,730	586,370
MacroGenics, Inc. *	4,415	154,525
Mallinckrodt plc *	49,522	3,352,144
MannKind Corp. *(a)	173,129	1,071,669
Merrimack Pharmaceuticals, Inc. *(a)	76,365	380,298
MiMedx Group, Inc. *(a)	71,156	508,765
Momenta Pharmaceuticals, Inc. *	43,325	641,210
Myriad Genetics, Inc. *(a)	63,508	2,299,625
Navidea Biopharmaceuticals, Inc. *(a)	90,818	168,013
Nektar Therapeutics *	106,771	1,369,872
Neurocrine Biosciences, Inc. *	54,628	963,092
NewLink Genetics Corp. *(a)	14,281	631,220
Novavax, Inc. *	149,980	959,872
NPS Pharmaceuticals, Inc. *	79,672	2,786,927
OncoMed Pharmaceuticals, Inc. *(a)	4,300	148,436
Onconova Therapeutics, Inc. *(a)	4,640	39,440
Ophthotech Corp. *(a)	5,950	200,336
Opko Health, Inc. *(a)	185,969	1,770,425
Orexigen Therapeutics, Inc. *	78,192	542,652
Organovo Holdings, Inc. *(a)	58,507	601,452
Osiris Therapeutics, Inc. *(a)	14,911	227,691
Pacira Pharmaceuticals, Inc. *	28,597	2,237,429
PAREXEL International Corp. *	48,228	2,583,574
PDL BioPharma, Inc. (a)	123,908	1,061,892
Portola Pharmaceuticals, Inc. *	7,498	182,876
Prestige Brands Holdings, Inc. *	43,946	1,252,022
PTC Therapeutics, Inc. *(a)	15,010	470,714
Puma Biotechnology, Inc. *	16,460	1,913,640
Questcor Pharmaceuticals, Inc.	47,356	2,876,877
Raptor Pharmaceutical Corp. *(a)	49,474	783,173
Receptos, Inc. *	9,862	457,449
Relypsa, Inc. *	5,810	229,263
Rigel Pharmaceuticals, Inc. *	73,514	252,888
Sagent Pharmaceuticals, Inc. *	18,166	384,393
Salix Pharmaceuticals Ltd. *	53,023	5,722,242
Sangamo BioSciences, Inc. *	52,680	958,776
Sarepta Therapeutics, Inc. *(a)	27,213	789,993
Sciclone Pharmaceuticals, Inc. *	38,685	179,885
Sequenom, Inc. *(a)	98,927	234,457
Spectrum Pharmaceuticals, Inc. *	41,572	347,126
Sunesis Pharmaceuticals, Inc. *	37,467	245,409
Synageva BioPharma Corp. *	16,266	1,865,222
Synergy Pharmaceuticals, Inc. *(a)	75,803	460,124
Synta Pharmaceuticals Corp. *(a)	55,327	341,921
Techne Corp.	28,502	2,532,118
TESARO, Inc. *	16,377	540,605
The Medicines Co. *	54,298	1,658,804
TherapeuticsMD, Inc. *	77,943	535,468
Theravance, Inc. *	65,799	2,434,563
Threshold Pharmaceuticals, Inc. *	37,635	188,175
United Therapeutics Corp. *	39,460	4,002,033
Vivus, Inc. *(a)	86,836	523,621
XOMA Corp. *	48,179	402,776
ZIOPHARM Oncology, Inc. *(a)	88,572	377,317

		137,375,671

Real Estate 9.4%
Acadia Realty Trust	48,905	1,293,537
AG Mortgage Investment Trust, Inc.	24,737	453,677
Agree Realty Corp.	10,474	321,971
Alexander & Baldwin, Inc.	35,451	1,475,471
Alexander’s, Inc.	1,753	656,867
Altisource Portfolio Solutions S.A. *	14,095	1,386,666
Altisource Residential Corp.	46,569	1,330,942
American Assets Trust, Inc.	30,498	1,008,569
American Capital Mortgage Investment Corp.	49,724	1,002,933
American Homes 4 Rent, Class A	43,359	710,220
American Realty Capital Properties, Inc. REIT	492,888	7,240,525
American Residential Properties, Inc. *	9,762	177,668
AmREIT, Inc.	15,382	266,724
Anworth Mortgage Asset Corp.	120,916	626,345
Apollo Commercial Real Estate Finance, Inc.	30,498	510,537

54 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apollo Residential Mortgage, Inc.	25,398	442,941
ARMOUR Residential REIT, Inc.	321,511	1,379,282
Ashford Hospitality Prime, Inc.	18,373	307,748
Ashford Hospitality Trust, Inc.	61,029	682,304
Associated Estates Realty Corp.	48,846	835,267
Aviv REIT, Inc.	11,940	302,798
BioMed Realty Trust, Inc.	165,177	3,415,860
Blackstone Mortgage Trust, Inc., Class A	32,211	933,153
Brandywine Realty Trust	130,231	1,907,884
Campus Crest Communities, Inc.	54,174	448,561
Capstead Mortgage Corp.	82,455	1,062,845
CBL & Associates Properties, Inc.	146,070	2,598,585
Cedar Realty Trust, Inc.	62,472	384,203
Chambers Street Properties	203,272	1,607,881
Chesapeake Lodging Trust	42,400	1,104,520
Chimera Investment Corp.	865,989	2,762,505
Colony Financial, Inc.	66,232	1,495,519
Columbia Property Trust, Inc.	109,701	2,911,465
CommonWealth REIT	95,575	2,594,861
CoreSite Realty Corp.	19,414	604,552
Corporate Office Properties Trust	76,390	2,037,321
Cousins Properties, Inc.	146,548	1,692,629
CubeSmart	109,137	1,910,989
CyrusOne, Inc.	15,776	350,543
CYS Investments, Inc.	139,106	1,224,133
DCT Industrial Trust, Inc.	273,491	2,166,049
DiamondRock Hospitality Co.	163,682	2,065,667
Douglas Emmett, Inc.	111,541	3,003,799
DuPont Fabros Technology, Inc.	56,305	1,495,461
EastGroup Properties, Inc.	26,433	1,639,903
Education Realty Trust, Inc.	99,121	934,711
Empire State Realty Trust, Inc., Class A	73,587	1,127,353
EPR Properties	43,821	2,333,906
Equity Lifestyle Properties, Inc.	68,010	2,737,402
Equity One, Inc.	54,885	1,273,332
Excel Trust, Inc.	44,846	561,920
FelCor Lodging Trust, Inc.	93,427	813,749
First Industrial Realty Trust, Inc.	85,777	1,650,349
First Potomac Realty Trust	48,011	608,779
Forest City Enterprises, Inc., Class A *	134,041	2,611,119
Forestar Group, Inc. *	29,733	560,764
Franklin Street Properties Corp.	74,167	928,571
Gaming & Leisure Properties, Inc.	77,105	2,936,158
Getty Realty Corp.	21,954	422,395
Glimcher Realty Trust	116,318	1,131,774
Government Properties Income Trust	44,785	1,115,594
Hatteras Financial Corp.	86,839	1,712,465
Healthcare Realty Trust, Inc.	82,366	1,974,313
Healthcare Trust of America, Inc., Class A	146,459	1,644,735
Hersha Hospitality Trust	159,265	895,069
Highwoods Properties, Inc.	77,172	2,910,156
Home Properties, Inc.	49,167	2,897,903
Hospitality Properties Trust	128,048	3,393,272
Hudson Pacific Properties, Inc.	42,782	975,857
Inland Real Estate Corp.	73,728	789,627
Invesco Mortgage Capital, Inc.	118,330	1,991,494
Investors Real Estate Trust	89,391	784,853
iStar Financial, Inc. *	63,439	983,304
Kennedy-Wilson Holdings, Inc.	57,210	1,447,413
Kite Realty Group Trust	111,043	686,246
LaSalle Hotel Properties	87,241	2,734,133
Lexington Realty Trust	168,346	1,920,828
LTC Properties, Inc.	30,014	1,130,928
Mack-Cali Realty Corp.	75,359	1,676,738
Medical Properties Trust, Inc.	135,532	1,787,667
MFA Financial, Inc.	311,601	2,449,184
Mid-America Apartment Communities, Inc.	64,331	4,351,349
Monmouth Real Estate Investment Corp., Class A	35,436	343,020
National Health Investors, Inc.	24,188	1,492,400
New York Mortgage Trust, Inc.	61,286	473,741
NorthStar Realty Finance Corp.	265,641	4,120,092
Omega Healthcare Investors, Inc.	104,129	3,327,963
One Liberty Properties, Inc.	10,166	222,839
Parkway Properties, Inc.	57,958	1,068,166
Pebblebrook Hotel Trust	52,816	1,755,604
Pennsylvania Real Estate Investment Trust	56,881	1,067,088
PennyMac Mortgage Investment Trust	61,290	1,490,573
Piedmont Office Realty Trust, Inc., Class A	144,011	2,488,510
Post Properties, Inc.	46,957	2,278,823
Potlatch Corp.	34,653	1,373,645
PS Business Parks, Inc.	17,241	1,448,589
QTS Realty Trust, Inc., Class A	9,913	253,376
RAIT Financial Trust	56,670	470,928
Ramco-Gershenson Properties Trust	56,546	944,318
Redwood Trust, Inc.	72,665	1,460,566
Resource Capital Corp.	107,230	625,151
Retail Opportunity Investments Corp.	52,054	771,961
Retail Properties of America, Inc., Class A	156,532	2,182,056
Rexford Industrial Realty, Inc.	17,865	253,504
RLJ Lodging Trust	105,499	2,741,919
Rouse Properties, Inc.	28,989	542,674
Ryman Hospitality Properties, Inc. (a)	42,898	1,809,867
Sabra Health Care REIT, Inc.	32,061	912,777
Saul Centers, Inc.	10,365	481,662
Select Income REIT	23,963	698,521
Silver Bay Realty Trust Corp. (a)	32,038	502,035
Sovran Self Storage, Inc.	27,406	2,027,770
Spirit Realty Capital, Inc.	307,015	3,352,604
STAG Industrial, Inc.	37,372	871,141
Starwood Property Trust, Inc.	166,001	3,987,344
Starwood Waypoint Residential Trust *	33,194	899,889
Strategic Hotels & Resorts, Inc. *	148,065	1,479,169
Summit Hotel Properties, Inc.	69,605	643,150
Sun Communities, Inc.	28,776	1,325,423
Sunstone Hotel Investors, Inc.	155,449	2,101,670
Tanger Factory Outlet Centers, Inc.	81,086	2,782,061
Tejon Ranch Co. *	11,856	420,295
The Geo Group, Inc.	60,160	1,938,957
The Howard Hughes Corp. *	26,888	3,711,351

See financial notes 55

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The St. Joe Co. *	80,988	1,565,498
Two Harbors Investment Corp.	303,857	3,154,036
Universal Health Realty Income Trust	11,345	483,070
Urstadt Biddle Properties, Inc., Class A	23,058	452,167
Washington REIT	58,717	1,476,733
Western Asset Mortgage Capital Corp. (a)	19,322	318,233
Whitestone REIT	18,740	269,481
Winthrop Realty Trust	25,165	292,921

		195,872,621

Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	15,843	83,334
Aaron’s, Inc.	64,701	1,988,262
Aeropostale, Inc. *(a)	66,987	491,685
America’s Car-Mart, Inc. *	7,877	285,462
American Eagle Outfitters, Inc.	145,697	2,116,977
ANN, Inc. *	39,361	1,403,220
Asbury Automotive Group, Inc. *	27,157	1,380,662
Ascena Retail Group, Inc. *	109,407	2,001,054
Barnes & Noble, Inc. *	31,184	597,485
bebe stores, Inc.	28,243	171,435
Big 5 Sporting Goods Corp.	13,625	206,828
Big Lots, Inc. *	50,770	1,500,253
Blue Nile, Inc. *	11,025	387,970
Brown Shoe Co., Inc.	34,080	837,686
Burlington Stores, Inc. *	10,378	282,800
Cabela’s, Inc. *	38,855	2,576,864
Chico’s FAS, Inc.	138,254	2,285,339
Conn’s, Inc. *	21,195	758,781
Core-Mark Holding Co., Inc.	10,352	809,526
CST Brands, Inc.	64,379	2,094,249
Destination Maternity Corp.	10,989	310,329
DSW, Inc., Class A	62,537	2,406,424
Express, Inc. *	71,240	1,302,980
Five Below, Inc. *	40,422	1,557,864
Francesca’s Holdings Corp. *	37,638	736,576
Fred’s, Inc., Class A	28,056	559,156
FTD Cos., Inc. *	15,520	482,051
Genesco, Inc. *	20,756	1,541,133
GNC Holdings, Inc., Class A	80,755	3,756,723
Gordmans Stores, Inc.	5,160	32,766
Group 1 Automotive, Inc.	18,163	1,212,562
Guess?, Inc.	51,021	1,547,977
Haverty Furniture Cos., Inc.	17,952	523,301
hhgregg, Inc. *(a)	6,689	70,837
Hibbett Sports, Inc. *	22,635	1,297,665
HomeAway, Inc. *	52,908	2,426,890
HSN, Inc.	28,752	1,648,927
J.C. Penney Co., Inc. *(a)	266,269	1,938,438
Jos. A. Bank Clothiers, Inc. *	24,414	1,515,621
Liberty Ventures, Series A *	30,322	4,321,188
Lithia Motors, Inc., Class A	18,763	1,189,949
Lumber Liquidators Holdings, Inc. *	23,624	2,534,383
MarineMax, Inc. *	19,698	283,651
Mattress Firm Holding Corp. *	12,745	555,555
Monro Muffler Brake, Inc.	24,487	1,461,139
Murphy USA, Inc. *	38,077	1,544,403
New York & Co., Inc. *	25,745	114,050
Nutrisystem, Inc.	25,071	369,045
Office Depot, Inc. *	404,911	1,996,211
Orbitz Worldwide, Inc. *	22,889	221,108
Outerwall, Inc. *	22,073	1,561,223
Overstock.com, Inc. *	12,617	248,176
Penske Automotive Group, Inc.	36,449	1,577,877
PetMed Express, Inc.	15,937	219,931
Pier 1 Imports, Inc.	92,221	1,744,821
Pool Corp.	38,427	2,246,442
RadioShack Corp. *(a)	60,434	161,963
Rent-A-Center, Inc.	45,809	1,151,638
Restoration Hardware Holdings, Inc. *	23,331	1,579,975
RetailMeNot, Inc. *	8,100	338,337
Sears Hometown & Outlet Stores, Inc. *	10,157	235,236
Select Comfort Corp. *	48,181	870,149
Shoe Carnival, Inc.	12,774	330,080
Shutterfly, Inc. *	32,417	1,768,672
Sonic Automotive, Inc., Class A	29,022	689,563
Stage Stores, Inc.	27,206	538,679
Stein Mart, Inc.	22,795	309,784
Systemax, Inc. *	7,502	88,299
The Bon-Ton Stores, Inc. (a)	9,343	101,465
The Buckle, Inc. (a)	24,832	1,126,628
The Cato Corp., Class A	24,182	678,789
The Children’s Place Retail Stores, Inc. *	19,410	1,051,440
The Container Store Group, Inc. *(a)	9,489	339,801
The Finish Line, Inc., Class A	43,946	1,187,421
The Men’s Wearhouse, Inc.	38,950	2,095,120
The Pep Boys-Manny, Moe & Jack *	44,725	563,088
The Wet Seal, Inc., Class A *	67,441	128,138
Tile Shop Holdings, Inc. *(a)	22,705	350,111
Tilly’s, Inc., Class A *	6,996	83,672
Tuesday Morning Corp. *	31,661	495,178
Vitacost.com, Inc. *	13,225	98,526
Vitamin Shoppe, Inc. *	26,383	1,234,461
VOXX International Corp. *	16,202	210,626
West Marine, Inc. *	10,366	129,368
Weyco Group, Inc.	4,148	109,424
Winmark Corp.	1,646	130,100
zulily, Inc., Class A *(a)	8,346	570,783
Zumiez, Inc. *	19,057	452,794

		88,516,552

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	32,267	885,407
Advanced Micro Devices, Inc. *(a)	537,100	1,992,641
Amkor Technology, Inc. *	100,982	597,813
Applied Micro Circuits Corp. *	62,743	719,035
Atmel Corp. *	367,565	2,962,574
ATMI, Inc. *	27,106	921,875
Brooks Automation, Inc.	56,398	584,847
Cabot Microelectronics Corp. *	20,032	884,813
Cavium, Inc. *	44,819	1,888,224
Ceva, Inc. *	18,665	337,463
Cirrus Logic, Inc. *	55,006	1,058,866

56 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cohu, Inc.	18,182	183,456
Cypress Semiconductor Corp. *	119,843	1,173,263
Diodes, Inc. *	32,267	768,277
Entegris, Inc. *	113,758	1,370,784
Entropic Communications, Inc. *	78,549	344,045
Exar Corp. *	41,777	478,347
Fairchild Semiconductor International, Inc. *	109,604	1,543,224
First Solar, Inc. *	59,990	3,423,629
FormFactor, Inc. *	46,665	332,721
GT Advanced Technologies, Inc. *	106,261	1,522,720
Hittite Microwave Corp. *	27,106	1,598,712
Inphi Corp. *	17,064	224,392
Integrated Device Technology, Inc. *	117,168	1,381,411
Integrated Silicon Solution, Inc. *	24,981	304,269
Intermolecular, Inc. *	14,372	38,086
International Rectifier Corp. *	61,959	1,669,795
Intersil Corp., Class A	111,773	1,421,753
IXYS Corp.	20,448	225,337
Kulicke & Soffa Industries, Inc. *	65,018	750,308
Lattice Semiconductor Corp. *	98,042	742,178
M/A-COM Technology Solutions Holdings, Inc. *	11,963	202,892
Micrel, Inc.	39,018	407,348
Microsemi Corp. *	80,062	1,846,230
MKS Instruments, Inc.	46,615	1,401,247
Monolithic Power Systems, Inc. *	29,675	1,063,552
Nanometrics, Inc. *	18,818	345,498
OmniVision Technologies, Inc. *	45,892	792,555
ON Semiconductor Corp. *	387,492	3,619,175
PDF Solutions, Inc. *	21,978	448,131
Peregrine Semiconductor Corp. *(a)	24,323	162,478
Photronics, Inc. *	53,391	464,502
PMC-Sierra, Inc. *	178,210	1,308,061
Power Integrations, Inc.	25,560	1,511,363
Rambus, Inc. *	94,666	872,821
RF Micro Devices, Inc. *	248,456	1,759,069
Rudolph Technologies, Inc. *	25,191	288,941
Semtech Corp. *	58,377	1,456,506
Silicon Image, Inc. *	62,245	376,582
Silicon Laboratories, Inc. *	33,830	1,758,145
Spansion, Inc., Class A *	45,713	745,579
SunEdison, Inc. *	206,612	3,793,396
SunPower Corp. *(a)	34,312	1,136,757
Supertex, Inc. *	8,469	278,884
Synaptics, Inc. *	28,750	1,869,900
Teradyne, Inc. *	163,391	3,313,570
Tessera Technologies, Inc.	41,677	905,224
TriQuint Semiconductor, Inc. *	134,531	1,646,659
Ultratech, Inc. *	24,737	648,604
Veeco Instruments, Inc. *	34,380	1,359,729

		68,113,663

Software & Services 8.6%
Accelrys, Inc. *	47,105	587,870
ACI Worldwide, Inc. *	33,984	2,040,059
Actuate Corp. *	48,538	275,696
Acxiom Corp. *	64,920	2,416,972
Advent Software, Inc.	36,135	1,109,344
Angie’s List, Inc. *(a)	35,036	487,351
AOL, Inc. *	65,891	2,884,708
Aspen Technology, Inc. *	80,464	3,777,785
Bankrate, Inc. *	34,099	686,413
Barracuda Networks, Inc. *(a)	2,492	89,587
Bazaarvoice, Inc. *	34,999	236,593
Benefitfocus, Inc. *	3,256	210,924
Blackbaud, Inc.	40,420	1,265,954
Blackhawk Network Holdings, Inc. *(a)	8,784	217,667
Blucora, Inc. *	35,376	680,634
Booz Allen Hamilton Holding Corp.	50,824	1,068,829
Bottomline Technologies (de), Inc. *	32,337	1,154,107
Broadridge Financial Solutions, Inc.	102,350	3,864,736
BroadSoft, Inc. *	24,264	728,163
CACI International, Inc., Class A *	20,134	1,587,163
Carbonite, Inc. *	9,583	97,363
Cardtronics, Inc. *	39,491	1,600,175
Cass Information Systems, Inc.	7,730	401,960
ChannelAdvisor Corp. *	8,560	388,453
Chegg, Inc. *(a)	10,004	63,025
CIBER, Inc. *	50,988	243,723
CommVault Systems, Inc. *	37,928	2,612,481
Computer Task Group, Inc.	12,635	205,319
Compuware Corp.	188,580	2,064,951
comScore, Inc. *	29,675	938,323
Comverse, Inc. *	19,509	675,206
Constant Contact, Inc. *	27,501	758,203
Convergys Corp.	89,158	1,825,064
Conversant, Inc. *	53,763	1,336,548
CoreLogic, Inc. *	82,186	2,679,264
Cornerstone OnDemand, Inc. *	38,451	2,244,769
CoStar Group, Inc. *	24,588	4,943,171
Covisint Corp. *(a)	4,320	46,440
CSG Systems International, Inc.	28,652	802,256
Cvent, Inc. *	8,988	353,049
Cyan, Inc. *(a)	7,196	24,179
Dealertrack Technologies, Inc. *	37,945	2,051,686
Demand Media, Inc. *	27,905	135,339
Demandware, Inc. *	23,271	1,747,885
Dice Holdings, Inc. *	27,439	201,951
Digital River, Inc. *	24,965	443,628
DST Systems, Inc.	25,810	2,425,624
E2open, Inc. *(a)	8,629	239,800
EarthLink Holdings Corp.	84,767	332,287
Ebix, Inc. (a)	27,793	451,636
Ellie Mae, Inc. *	20,585	638,135
Envestnet, Inc. *	25,056	1,048,343
EPAM Systems, Inc. *	20,502	859,649
Epiq Systems, Inc.	27,652	392,105
ePlus, Inc. *	3,292	187,216
Euronet Worldwide, Inc. *	40,907	1,565,102
EVERTEC, Inc.	58,684	1,423,674
ExlService Holdings, Inc. *	26,416	739,384
Fair Isaac Corp.	30,645	1,646,556
Forrester Research, Inc.	11,850	429,207
Fortinet, Inc. *	117,296	2,715,402
Gigamon, Inc. *	10,512	331,759

See financial notes 57

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Global Cash Access Holdings, Inc. *	55,861	469,232
Global Eagle Entertainment, Inc. *	42,105	740,206
Gogo, Inc. *(a)	9,064	188,984
Guidewire Software, Inc. *	56,560	3,032,182
Heartland Payment Systems, Inc.	32,636	1,319,800
Higher One Holdings, Inc. *	25,768	206,144
iGATE Corp. *	26,383	893,065
Imperva, Inc. *	17,363	1,088,139
Infoblox, Inc. *	38,676	892,642
Interactive Intelligence Group, Inc. *	13,458	1,071,661
Internap Network Services Corp. *	41,827	318,722
IntraLinks Holdings, Inc. *	31,021	360,154
j2 Global, Inc.	37,896	1,947,854
Jive Software, Inc. *	19,809	161,245
Liquidity Services, Inc. *(a)	22,801	584,162
LivePerson, Inc. *	41,154	538,294
LogMeIn, Inc. *	20,369	852,443
Manhattan Associates, Inc. *	66,138	2,505,969
ManTech International Corp., Class A	21,155	619,207
Marin Software, Inc. *	4,670	53,471
Marketo, Inc. *	14,307	586,587
MAXIMUS, Inc.	58,597	2,800,351
Mentor Graphics Corp.	82,681	1,789,217
MicroStrategy, Inc., Class A *	7,900	1,020,127
Millennial Media, Inc. *(a)	27,435	165,707
Model N, Inc. *	4,125	45,334
MoneyGram International, Inc. *	17,021	323,910
Monotype Imaging Holdings, Inc.	34,080	969,235
Monster Worldwide, Inc. *	76,300	608,111
Move, Inc. *	33,607	433,866
Netscout Systems, Inc. *	33,257	1,263,101
NeuStar, Inc., Class A *	51,490	1,844,372
NIC, Inc.	51,543	1,001,996
OpenTable, Inc. *	19,760	1,574,674
Pandora Media, Inc. *	138,016	5,164,559
Pegasystems, Inc.	13,949	580,697
Perficient, Inc. *	29,533	602,769
Progress Software Corp. *	41,307	1,030,197
Proofpoint, Inc. *	18,766	777,851
PROS Holdings, Inc. *	21,155	728,790
PTC, Inc. *	102,699	4,037,098
Qlik Technologies, Inc. *	75,490	2,302,445
Qualys, Inc. *	12,832	347,875
QuinStreet, Inc. *	21,978	144,835
Rally Software Development Corp. *	10,793	214,673
RealNetworks, Inc. *	18,150	136,306
RealPage, Inc. *	42,810	757,737
Rocket Fuel, Inc. *(a)	7,757	434,857
Rosetta Stone, Inc. *	11,967	138,219
Rovi Corp. *	87,289	2,168,259
Sapient Corp. *	94,883	1,651,913
Science Applications International Corp.	35,558	1,326,313
SciQuest, Inc. *	18,669	551,109
Seachange International, Inc. *	19,481	205,525
ServiceSource International, Inc. *	45,791	417,614
Shutterstock, Inc. *	9,233	917,576
Silver Spring Networks, Inc. *(a)	4,165	73,304
SolarWinds, Inc. *	56,379	2,603,582
Splunk, Inc. *	74,258	6,887,429
SPS Commerce, Inc. *	13,837	938,149
SS&C Technologies Holdings, Inc. *	53,330	2,062,804
Stamps.com, Inc. *	12,635	444,499
Sykes Enterprises, Inc. *	33,157	652,530
Synchronoss Technologies, Inc. *	27,446	943,593
Syntel, Inc. *	13,308	1,255,743
Tableau Software, Inc., Class A *	12,849	1,212,175
Take-Two Interactive Software, Inc. *	75,774	1,498,052
Tangoe, Inc. *	28,467	541,442
TeleTech Holdings, Inc. *	17,796	428,528
Textura Corp. *(a)	15,240	410,108
TiVo, Inc. *	106,260	1,434,510
Travelzoo, Inc. *	7,423	175,331
Tremor Video, Inc. *	5,988	25,988
Trulia, Inc. *(a)	29,299	877,798
Tyler Technologies, Inc. *	24,114	2,261,411
Ultimate Software Group, Inc. *	23,730	3,939,180
Unisys Corp. *	38,968	1,333,485
United Online, Inc.	11,059	123,971
VASCO Data Security International, Inc. *	24,918	198,846
VeriFone Systems, Inc. *	93,906	2,718,579
Verint Systems, Inc. *	46,365	2,170,346
VirnetX Holding Corp. *(a)	35,926	700,557
Virtusa Corp. *	21,649	787,374
Vringo, Inc. *(a)	67,317	272,634
Web.com Group, Inc. *	37,458	1,365,344
WebMD Health Corp. *	33,186	1,473,790
WEX, Inc. *	33,813	3,273,775
XO Group, Inc. *	21,540	257,188
Xoom Corp. *	11,745	329,212
Yelp, Inc. *	48,875	4,614,777
Zillow, Inc., Class A *(a)	19,478	1,628,361
Zynga, Inc., Class A *	539,397	2,729,349

		179,231,970

Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	50,051	1,311,336
Aeroflex Holding Corp. *	11,553	92,309
Anixter International, Inc.	22,818	2,440,385
ARRIS Group, Inc. *	98,548	2,828,328
Aruba Networks, Inc. *	93,808	1,924,002
AVX Corp.	39,951	512,571
Badger Meter, Inc.	12,850	705,722
Belden, Inc.	37,373	2,695,715
Benchmark Electronics, Inc. *	47,108	1,123,055
Black Box Corp.	14,361	382,003
Brocade Communications Systems, Inc. *	384,530	3,679,952
CalAmp Corp. *	28,852	924,418
Calix, Inc. *	29,479	234,358
CDW Corp.	32,495	850,394
Checkpoint Systems, Inc. *	34,343	503,125
Ciena Corp. *	88,632	2,177,688
Cognex Corp. *	71,775	2,703,047
Coherent, Inc. *	21,205	1,445,121
CommScope Holding Co., Inc. *	26,176	633,197

58 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Comtech Telecommunications Corp.	14,699	470,515
Control4 Corp. *(a)	3,460	72,349
Cray, Inc. *	33,257	1,153,685
CTS Corp.	30,462	622,034
Daktronics, Inc.	32,631	462,381
Diebold, Inc.	54,852	2,050,916
Dolby Laboratories, Inc., Class A *	42,027	1,732,773
DTS, Inc. *	16,384	332,759
EchoStar Corp., Class A *	34,753	1,731,394
Electro Rent Corp.	15,171	275,657
Electro Scientific Industries, Inc.	20,987	197,907
Electronics For Imaging, Inc. *	40,466	1,804,784
Emulex Corp. *	81,105	590,444
Extreme Networks, Inc. *	85,713	491,136
Fabrinet *	21,291	413,471
FARO Technologies, Inc. *	15,104	869,084
FEI Co.	35,794	3,674,254
Finisar Corp. *	80,644	1,911,263
Fusion-io, Inc. *	76,058	834,356
GSI Group, Inc. *	21,337	267,779
Harmonic, Inc. *	85,637	555,784
Infinera Corp. *	102,493	852,742
Ingram Micro, Inc., Class A *	130,631	3,847,083
Insight Enterprises, Inc. *	38,418	882,846
InterDigital, Inc.	36,549	1,114,745
InvenSense, Inc. *(a)	44,402	894,700
IPG Photonics Corp. *(a)	29,625	2,126,186
Itron, Inc. *	33,830	1,184,050
Ixia *	46,850	579,066
JDS Uniphase Corp. *	199,995	2,755,931
Lexmark International, Inc., Class A	53,831	2,268,438
Littelfuse, Inc.	17,819	1,681,579
Maxwell Technologies, Inc. *	10,401	106,298
Measurement Specialties, Inc. *	13,106	799,466
Methode Electronics, Inc.	32,076	1,087,376
MTS Systems Corp.	13,508	958,528
Multi-Fineline Electronix, Inc. *	6,767	98,595
NETGEAR, Inc. *	33,357	1,140,142
Newport Corp. *	32,311	668,838
Oplink Communications, Inc. *	14,763	258,648
OSI Systems, Inc. *	16,417	1,009,153
Palo Alto Networks, Inc. *	38,500	2,739,275
Park Electrochemical Corp.	17,295	492,735
PC Connection, Inc.	15,685	317,621
Plantronics, Inc.	37,889	1,681,514
Plexus Corp. *	28,852	1,187,260
Polycom, Inc. *	111,360	1,487,770
Procera Networks, Inc. *	17,863	197,029
QLogic Corp. *	78,716	898,937
Quantum Corp. *	204,700	239,499
RealD, Inc. *	21,649	239,221
Riverbed Technology, Inc. *	141,118	3,144,109
Rofin-Sinar Technologies, Inc. *	25,560	599,893
Rogers Corp. *	15,193	982,987
Ruckus Wireless, Inc. *	44,559	623,826
Sanmina Corp. *	74,061	1,256,075
ScanSource, Inc. *	24,983	980,833
ShoreTel, Inc. *	50,536	444,211
Silicon Graphics International Corp. *	29,233	359,858
Sonus Networks, Inc. *	244,232	910,985
Super Micro Computer, Inc. *	25,784	520,579
SYNNEX Corp. *	23,190	1,379,341
Tech Data Corp. *	33,257	1,915,603
TTM Technologies, Inc. *	30,745	258,258
Ubiquiti Networks, Inc. *(a)	13,408	662,489
Universal Display Corp. *	34,903	1,205,550
ViaSat, Inc. *	36,150	2,411,567
Viasystems Group, Inc. *	4,152	53,810
Vishay Intertechnology, Inc.	113,469	1,604,452
Zebra Technologies Corp., Class A *	43,524	3,002,721
Zygo Corp. *	14,182	214,290

		104,008,159

Telecommunication Services 0.5%
8x8, Inc. *	61,286	648,406
Atlantic Tele-Network, Inc.	8,520	558,401
Boingo Wireless, Inc. *	26,510	154,023
Cincinnati Bell, Inc. *	173,149	580,049
Cogent Communications Group, Inc.	35,777	1,371,690
Consolidated Communications Holdings, Inc.	34,080	649,565
FairPoint Communications, Inc. *(a)	17,602	233,754
General Communication, Inc., Class A *	23,864	248,424
IDT Corp., Class B	15,541	278,961
inContact, Inc. *	46,850	422,587
Intelsat S.A. *	17,068	338,629
Iridium Communications, Inc. *	53,163	346,623
Leap Wireless International, Inc. *	45,447	796,231
NII Holdings, Inc. *(a)	148,258	170,497
NTELOS Holdings Corp.	11,370	158,953
Premiere Global Services, Inc. *	36,199	409,411
RingCentral, Inc., Class A *	6,332	137,088
Shenandoah Telecommunications Co.	19,988	528,283
Telephone & Data Systems, Inc.	84,666	1,929,538
United States Cellular Corp.	11,612	419,077
USA Mobility, Inc.	22,533	325,602
Vonage Holdings Corp. *	154,685	713,098

		11,418,890

Transportation 2.5%
Air Transport Services Group, Inc. *	41,492	265,134
Alaska Air Group, Inc.	60,016	5,199,786
Allegiant Travel Co.	13,058	1,296,137
AMERCO	4,987	1,161,672
American Airlines Group, Inc. *	164,972	6,092,416
Arkansas Best Corp.	21,350	710,101
Atlas Air Worldwide Holdings, Inc. *	21,978	662,197
Avis Budget Group, Inc. *	92,767	4,359,121
Celadon Group, Inc.	17,967	407,851
Con-way, Inc.	48,551	1,851,735
Echo Global Logistics, Inc. *	12,689	202,009
Forward Air Corp.	25,560	1,105,726
Hawaiian Holdings, Inc. *	34,858	419,690

See financial notes 59

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Heartland Express, Inc.	44,970	916,489
Hub Group, Inc., Class A *	28,465	1,112,127
JetBlue Airways Corp. *	186,864	1,650,009
Knight Transportation, Inc.	48,617	1,044,293
Landstar System, Inc.	39,259	2,265,637
Marten Transport Ltd.	23,600	459,964
Matson, Inc.	37,372	901,413
Old Dominion Freight Line, Inc. *	60,014	3,195,145
Park-Ohio Holdings Corp. *	7,407	389,904
Patriot Transportation Holding, Inc. *	4,795	170,942
Republic Airways Holdings, Inc. *	42,382	406,020
Roadrunner Transportation Systems, Inc. *	21,358	502,127
Ryder System, Inc.	45,119	3,398,363
Saia, Inc. *	21,646	747,653
SkyWest, Inc.	40,127	509,613
Spirit Airlines, Inc. *	62,415	3,525,199
Swift Transportation Co. *	91,835	2,237,101
Universal Truckload Services, Inc.	5,510	143,260
UTi Worldwide, Inc.	72,499	713,390
Werner Enterprises, Inc.	38,768	1,002,153
Wesco Aircraft Holdings, Inc. *	35,480	769,561
XPO Logistics, Inc. *(a)	39,051	1,227,763

		51,021,701

Utilities 2.6%
ALLETE, Inc.	31,221	1,576,973
American States Water Co.	30,566	917,897
Atmos Energy Corp.	84,417	3,891,624
Avista Corp.	51,390	1,521,144
Black Hills Corp.	37,055	2,101,389
California Water Service Group	40,822	959,725
Chesapeake Utilities Corp.	7,741	458,577
Cleco Corp.	52,401	2,590,181
Connecticut Water Service, Inc.	8,767	287,908
Dynegy, Inc. *(a)	84,500	1,976,455
El Paso Electric Co.	35,153	1,239,143
Great Plains Energy, Inc.	132,197	3,472,815
Hawaiian Electric Industries, Inc.	85,101	2,162,416
IDACORP, Inc.	43,174	2,425,947
MGE Energy, Inc.	30,498	1,176,613
Middlesex Water Co.	12,900	260,709
New Jersey Resources Corp.	35,526	1,599,025
Northwest Natural Gas Co.	23,541	1,009,203
NorthWestern Corp.	33,057	1,518,639
NRG Yield, Inc., Class A (a)	16,733	638,866
Ormat Technologies, Inc.	14,136	392,274
Otter Tail Corp.	28,195	852,053
Pattern Energy Group, Inc.	12,068	330,663
Piedmont Natural Gas Co., Inc.	65,293	2,208,209
PNM Resources, Inc.	72,081	1,884,918
Portland General Electric Co.	67,387	2,142,907
SJW Corp.	11,623	343,925
South Jersey Industries, Inc.	28,079	1,605,557
Southwest Gas Corp.	39,709	2,145,080
The Empire District Electric Co.	36,972	877,715
The Laclede Group, Inc.	26,342	1,207,781
UIL Holdings Corp.	48,068	1,861,193
Unitil Corp.	10,003	314,895
UNS Energy Corp.	36,300	2,196,513
Vectren Corp.	68,638	2,640,504
WGL Holdings, Inc.	43,996	1,768,199
York Water Co.	9,593	193,491

		54,751,126

Total Common Stock
(Cost $1,633,540,681)		2,071,006,614

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 2000 ETF	5,000	587,600

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	482,175	482,175

Total Other Investment Companies
(Cost $1,046,027)		1,069,775

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,911	—

Total Warrants
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 2.6% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	53,197,518	53,197,518

Total Collateral Invested for Securities on Loan
(Cost $53,197,518)		53,197,518

End of Collateral Invested for Securities on Loan

60 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

At 02/28/14, the tax basis cost of the fund’s investments was $1,636,914,482 and the unrealized appreciation and depreciation were $473,286,641 and ($38,124,734), respectively, with a net unrealized appreciation of $ 435,161,907.

*	Non-income producing security. ~RuleTxt4~
(a)	All or a portion of this security is on loan. Securities on loan were valued at $52,369,818. ~RuleTxt4~
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. ~RuleTxt4~
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. ~RuleTxt4~
(d)	The rate shown is the 7-day yield. ~RuleTxt4~

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

See financial notes 61

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of February 28, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,376,447,948	1,586,306,247
0.1%	Other Investment Companies	772,335	818,951

99.7%	Total Investments	1,377,220,283	1,587,125,198
0.3%	Other Assets and Liabilities, Net		4,753,597

100.0%	Net Assets		1,591,878,795

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Banks 0.0%
First Financial Bancorp	27,512	468,804

Capital Goods 17.9%
3M Co.	293,966	39,606,039
Eaton Corp. plc	218,046	16,290,217
Emerson Electric Co.	323,124	21,087,072
General Dynamics Corp.	153,907	16,858,973
Honeywell International, Inc.	360,653	34,060,069
Illinois Tool Works, Inc.	187,705	15,485,663
Lockheed Martin Corp.	123,398	20,027,495
Northrop Grumman Corp.	101,604	12,297,132
Raytheon Co.	147,026	14,395,316
Rockwell Automation, Inc.	63,636	7,817,046
The Boeing Co.	317,764	40,966,135
United Technologies Corp.	387,963	45,399,430

		284,290,587

Commercial & Professional Services 0.5%
Waste Management, Inc.	201,123	8,346,605

Consumer Durables & Apparel 1.0%
Garmin Ltd.	56,980	3,057,547
Hasbro, Inc.	52,573	2,899,927
Leggett & Platt, Inc.	64,510	2,067,545
Mattel, Inc.	154,945	5,780,998
Tupperware Brands Corp.	23,246	1,827,136

		15,633,153

Consumer Services 3.2%
Cracker Barrel Old Country Store, Inc.	11,160	1,109,862
Darden Restaurants, Inc.	60,233	3,075,497
H&R Block, Inc.	125,403	3,967,751
McDonald’s Corp.	457,178	43,500,487

		51,653,597

Diversified Financials 1.5%
Federated Investors, Inc., Class B	42,547	1,165,788
McGraw Hill Financial, Inc.	124,764	9,938,700
T. Rowe Price Group, Inc.	119,481	9,698,273
Waddell & Reed Financial, Inc., Class A	39,778	2,772,526

		23,575,287

Energy 12.2%
Chevron Corp.	574,247	66,227,907
ConocoPhillips	562,945	37,435,842
Diamond Offshore Drilling, Inc.	31,941	1,510,809
Exxon Mobil Corp.	743,625	71,588,779
HollyFrontier Corp.	90,681	4,132,333
RPC, Inc.	28,241	519,917
The Williams Cos., Inc.	313,644	12,953,497

		194,369,084

Food & Staples Retailing 5.8%
Sysco Corp.	267,510	9,635,710
Wal-Mart Stores, Inc.	743,074	55,507,628
Walgreen Co.	399,616	27,153,907

		92,297,245

Food, Beverage & Tobacco 12.4%
Altria Group, Inc.	919,356	33,335,849
Campbell Soup Co.	82,886	3,589,793
ConAgra Foods, Inc.	193,566	5,497,274
Flowers Foods, Inc.	81,989	1,686,514
General Mills, Inc.	291,818	14,599,654
Kellogg Co.	117,902	7,155,472
PepsiCo, Inc.	704,393	56,400,747
Reynolds American, Inc.	143,943	7,316,623
The Coca-Cola Co.	1,745,553	66,680,125
Universal Corp.	10,602	611,205

		196,873,256

Health Care Equipment & Services 3.5%
Baxter International, Inc.	249,535	17,342,683
Becton Dickinson & Co.	89,173	10,274,513
Medtronic, Inc.	459,161	27,209,881
Meridian Bioscience, Inc.	18,845	393,107
Owens & Minor, Inc.	28,588	992,575

		56,212,759

Household & Personal Products 6.9%
Colgate-Palmolive Co.	403,144	25,329,537
Kimberly-Clark Corp.	175,393	19,354,618
The Procter & Gamble Co.	834,333	65,628,634

		110,312,789

62 See financial notes

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.3%
Aflac, Inc.	214,491	13,744,583
Arthur J. Gallagher & Co.	60,153	2,779,068
Erie Indemnity Co., Class A	11,065	803,098
Mercury General Corp.	16,252	736,216
PartnerRe Ltd.	21,715	2,147,179

		20,210,144

Materials 3.5%
Air Products & Chemicals, Inc.	96,676	11,728,732
E.I. du Pont de Nemours & Co.	425,767	28,364,598
Greif, Inc., Class A	13,801	690,878
International Paper Co.	203,949	9,971,067
RPM International, Inc.	61,543	2,576,190
Schweitzer-Mauduit International, Inc.	14,180	682,483
Sonoco Products Co.	47,267	1,984,269

		55,998,217

Media 0.2%
Gannett Co., Inc.	104,543	3,110,154
Meredith Corp.	17,109	800,701

		3,910,855

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Bristol-Myers Squibb Co.	756,618	40,683,350
Eli Lilly & Co.	454,929	27,118,318
Johnson & Johnson	752,946	69,361,385

		137,163,053

Retailing 4.1%
Genuine Parts Co.	71,185	6,270,687
L Brands, Inc.	111,619	6,287,498
The Home Depot, Inc.	646,918	53,066,683

		65,624,868

Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc.	142,363	7,234,888
Intel Corp.	2,285,654	56,592,793
Linear Technology Corp.	107,323	5,027,009
Maxim Integrated Products, Inc.	129,323	4,230,155
Microchip Technology, Inc.	91,730	4,178,302
Texas Instruments, Inc.	503,551	22,639,653

		99,902,800

Software & Services 6.3%
Automatic Data Processing, Inc.	220,919	17,183,080
CA, Inc.	149,186	4,997,731
Microsoft Corp.	1,863,584	71,393,903
Paychex, Inc.	149,000	6,222,240

		99,796,954

Technology Hardware & Equipment 0.3%
Harris Corp.	49,326	3,641,245
MTS Systems Corp.	7,140	506,655

		4,147,900

Telecommunication Services 0.5%
CenturyLink, Inc.	270,563	8,457,799

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	69,361	3,597,062
CSX Corp.	465,099	12,887,893
Norfolk Southern Corp.	141,945	13,046,165

		29,531,120

Utilities 1.7%
CenterPoint Energy, Inc.	197,329	4,666,831
Entergy Corp.	81,990	5,232,602
New Jersey Resources Corp.	18,902	850,779
PPL Corp.	290,855	9,391,708
Questar Corp.	79,726	1,893,493
WGL Holdings, Inc.	23,434	941,812
Wisconsin Energy Corp.	103,552	4,552,146

		27,529,371

Total Common Stock
(Cost $1,376,447,948)		1,586,306,247

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	5,000	374,850

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	444,101	444,101

Total Other Investment Companies
(Cost $772,335)		818,951

End of Investments

At 02/28/14, the tax basis cost of the fund’s investments was $1,377,350,202 and the unrealized appreciation and depreciation were $215,722,641 and ($5,947,645), respectively, with a net unrealized appreciation of $209,774,996.

ETF —	Exchange Traded Fund

(a)	The rate shown is the 7-day yield.

See financial notes 63

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a) (1)	Code of ethics — not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, , this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	April 14, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	April 14, 2014